     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 9, 2007.

                                                              FILE NO. 333-69487

                                                                       811-07426

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                   / /
POST-EFFECTIVE AMENDMENT NO. 24                               /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 290                                             /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT ONE

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-1941

              (Depositor's Telephone Number, Including Area Code)

                                RICHARD J. WIRTH
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2007 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

                                     PART A

THE DIRECTOR


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT ONE (EST. 5/20/91)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TWO (EST. 6/2/86)


P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE:      1-800-862-6668 (CONTRACT OWNERS)
                1-800-862-7155 (REGISTERED REPRESENTATIVES)

                                                             [THE HARTFORD LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Series VII and Series VIIR of The Director variable annuity. Please read it carefully before you purchase your variable annuity.


This variable annuity prospectus describes a contract between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our") where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:


X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.


At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following Portfolio companies: BlackRock Variable Series Funds, Inc., Evergreen Variable Annuity Trust, Hartford HLS Series Fund II, Inc., Hartford Series Fund, Inc., The Prudential Series Fund, Inc., and Wells Fargo Variable Trust Funds.


You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

This Contract and its features may not be available for sale in all states.

--------------------------------------------------------------------------------


PROSPECTUS DATED: MAY 1, 2007



STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2007

2

-------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                          PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                    3
FEE TABLES                                                                     5
HIGHLIGHTS                                                                    11
GENERAL CONTRACT INFORMATION                                                  13
  The Company                                                                 13
  The Separate Account                                                        13
  The Funds                                                                   13
PERFORMANCE RELATED INFORMATION                                               18
FIXED ACCUMULATION FEATURE                                                    19
THE CONTRACT                                                                  20
  Purchases and Contract Value                                                20
  Charges and Fees                                                            25
  The Hartford's Principal First                                              27
  Death Benefit                                                               29
  Surrenders                                                                  33
ANNUITY PAYOUTS                                                               34
OTHER PROGRAMS AVAILABLE                                                      37
OTHER INFORMATION                                                             38
  Legal Matters                                                               41
  More Information                                                            42
FEDERAL TAX CONSIDERATIONS                                                    42
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      48
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS       APP I-1
APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES                           APP
                                                                            II-1
APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES                   APP
                                                                           III-1
APPENDIX IV -- ACCUMULATION UNIT VALUES                                      APP
                                                                            IV-1

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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.


ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: U.S. Wealth Management, P.O. Box 5085, Hartford, Connecticut 06102-5085.


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and withdrawals.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date or we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner, joint Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under The Hartford's Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

4

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CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.


GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to the creditors of Hartford.


JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and withdrawals, prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

THE HARTFORD'S PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. This benefit is called the Guaranteed Income Benefit in your Contract.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

-------------------------------------------------------------------------------

                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases (as a percentage of Premium Payments)                               None
Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)
  First Year (2)                                                                                       7%
  Second Year                                                                                          6%
  Third Year                                                                                           6%
  Fourth Year                                                                                          5%
  Fifth Year                                                                                           4%
  Sixth Year                                                                                           3%
  Seventh Year                                                                                         2%
  Eighth Year                                                                                          0%

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

(2)  Length of time from each Premium Payment.

CONTRACT OWNER PERIODIC EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                                                                            $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
  Mortality and Expense Risk Charge                                                                   1.25%
  Total Separate Account Annual Expenses                                                              1.25%
OPTIONAL CHARGES (as a percentage of average daily Sub-Account Value)                                 0.75%
 The Hartford's Principal First Charge (4)
  Optional Death Benefit Charge                                                                       0.15%
  Earnings Protection Benefit Charge                                                                  0.20%
  Total Separate Account Annual Expenses with all optional charges                                    2.35%

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

(4) While the maximum charge for The Hartford's Principal First is 0.75%, the current charge for this benefit is 0.50%. This charge may increase on or after the 5th anniversary of election. See "The Contract" section for additional information.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.34%              1.05%
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)

6

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THE DIRECTOR SELECT SERIES II/IIR



                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.34%              1.05%
(these are expenses that are deducted from Funds assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)



THE DIRECTOR SOLUTION SERIES I/IR



                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.34%              1.05%
(these are expenses that are deducted from Funds assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)



DIRECTOR PREFERRED SERIES I/IR



                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.34%              1.05%
(these are expenses that are deducted from Funds assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)



DIRECTOR ELITE SERIES I/IR



                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.34%              1.37%
(these are expenses that are deducted from Funds assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)



THE WELLS FARGO SERIES I/IR



                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.34%              1.46%
(these are expenses that are deducted from Funds assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)

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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


DIRECTOR VII



(1)  If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $1,006
3 years                                                                   $1,702
5 years                                                                   $2,315
10 years                                                                  $3,983



(2)  If you annuitize at the end of the applicable time period:



1 year                                                                      $349
3 years                                                                   $1,118
5 years                                                                   $1,905
10 years                                                                  $3,953



(3)  If you do not Surrender your Contract:



1 year                                                                      $379
3 years                                                                   $1,148
5 years                                                                   $1,935
10 years                                                                  $3,983

8

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DIRECTOR SELECT II



(1)  If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $1,006
3 years                                                                   $1,702
5 years                                                                   $2,315
10 years                                                                  $3,983



(2)  If you annuitize at the end of the applicable time period:



1 year                                                                      $349
3 years                                                                   $1,118
5 years                                                                   $1,905
10 years                                                                  $3,953



(3)  If you do not Surrender your Contract:



1 year                                                                      $379
3 years                                                                   $1,148
5 years                                                                   $1,935
10 years                                                                  $3,983



DIRECTOR SOLUTION



(1)  If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $1,006
3 years                                                                   $1,702
5 years                                                                   $2,315
10 years                                                                  $3,983



(2)  If you annuitize at the end of the applicable time period:



1 year                                                                      $349
3 years                                                                   $1,118
5 years                                                                   $1,905
10 years                                                                  $3,953



(3)  If you do not Surrender your Contract:



1 year                                                                      $379
3 years                                                                   $1,148
5 years                                                                   $1,935
10 years                                                                  $3,983

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DIRECTOR PREFERRED



(1)  If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $1,006
3 years                                                                   $1,702
5 years                                                                   $2,315
10 years                                                                  $3,983



(2)  If you annuitize at the end of the applicable time period:



1 year                                                                      $349
3 years                                                                   $1,118
5 years                                                                   $1,905
10 years                                                                  $3,953



(3)  If you do not Surrender your Contract:



1 year                                                                      $379
3 years                                                                   $1,148
5 years                                                                   $1,935
10 years                                                                  $3,983



DIRECTOR ELITE



(1)  If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $1,039
3 years                                                                   $1,794
5 years                                                                   $2,465
10 years                                                                  $4,270



(2)  If you annuitize at the end of the applicable time period:



2 years                                                                     $381
3 years                                                                   $1,214
5 years                                                                   $2,061
10 years                                                                  $4,240



(3)  If you do not Surrender your Contract:



3 year                                                                      $411
3 years                                                                   $1,244
5 years                                                                   $2.091
10 years                                                                  $4,270

10

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WELLS FARGO DIRECTOR



(1)  If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $1,048
3 years                                                                   $1,819
5 years                                                                   $2,506
10 years                                                                  $4,349



(2)  If you annuitize at the end of the applicable time period:



1 year                                                                      $391
3 years                                                                   $1,241
5 years                                                                   $2,104
10 years                                                                  $4,319



(3)  If you do not Surrender your Contract:



1 year                                                                      $421
3 years                                                                   $1,271
5 years                                                                   $2,134
10 years                                                                  $4,349


CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?". Please refer to Appendix IV for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-862-6668.

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HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase(R) Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        7%
          2                        6%
          3                        6%
          4                        5%
          5                        4%
          6                        3%
          7                        2%
      8 or more                    0%

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X Premium Payments or earnings that have been in your Contract for more than seven years

X  Distributions made due to death

X Distributions under a program for substantially equal periodic payments made for your life expectancy

X  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is deducted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Sub-Accounts.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the underlying Funds. See the Funds' prospectuses for more complete information.

- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts.

Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts. This impact may be more significant with Contracts with lower Contract Values.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay a federal income tax penalty.
- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document

12

-------------------------------------------------------------------------------

acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts and Fixed Accumulation Feature according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

-   The Contract Value of your Contract, or

-   Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;
-     The Contract Value of your Contract;
-     Your Maximum Anniversary Value; or
- Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. For Contracts issued in Washington or New York, the Optional Death Benefit is not available. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

-   The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option.

Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

-   fixed dollar amount Automatic Annuity Payouts,

-   variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

-------------------------------------------------------------------------------

GENERAL CONTRACT INFORMATION


THE COMPANY



We are stock life insurance companies engaged in the business of writing life insurance and individual and group annuities Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in all states of the United States, except New York, and in the District of Columbia and Puerto Rico. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


THE SEPARATE ACCOUNT


The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate
Account:


- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Contract Value may decrease in value.


THE FUNDS



FUNDING OPTION               INVESTMENT OBJECTIVE     INVESTMENT ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES
 FUNDS, INC. (1)
 BLACKROCK GLOBAL GROWTH   Long-term growth of        BlackRock Advisors, LLC
  V.I. FUND -- CLASS I     capital                    Sub-advised by BlackRock
  (2)                                                 Investment Management, LLC
 BLACKROCK LARGE CAP       Long-term capital growth   BlackRock Advisors, LLC
  GROWTH V.I. FUND --                                 Sub-advised by BlackRock
  CLASS I (3)                                         Investment Management, LLC
EVERGREEN VARIABLE
 ANNUITY TRUST
 EVERGREEN VA BALANCED     Capital growth and         Evergreen Investment
  FUND -- CLASS 1          current income             Management Company, LLC
 EVERGREEN VA FUNDAMENTAL  Capital growth with the    Evergreen Investment
  LARGE CAP FUND -- CLASS  potential for current      Management Company, LLC
  1                        income
 EVERGREEN VA GROWTH FUND  Long-term capital growth   Evergreen Investment
  -- CLASS 1                                          Management Company, LLC

14

-------------------------------------------------------------------------------


FUNDING OPTION               INVESTMENT OBJECTIVE     INVESTMENT ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------
 EVERGREEN VA HIGH INCOME  High level of current      Evergreen Investment
  FUND -- CLASS 1          income                     Management Company, LLC
                                                      Sub-advised by Tattersall
                                                      Advisory Group, Inc.
 EVERGREEN VA              Long-term capital growth   Evergreen Investment
  INTERNATIONAL EQUITY     and secondarily, modest    Management Company, LLC
  FUND -- CLASS 1          income
 EVERGREEN VA OMEGA FUND   Long-term capital growth   Evergreen Investment
  -- CLASS 1                                          Management Company, LLC
 EVERGREEN VA SPECIAL      Capital growth             Evergreen Investment
  VALUES FUND -- CLASS 1                              Management Company, LLC
HARTFORD HLS SERIES FUND
II, INC.
 HARTFORD GROWTH           Capital appreciation       HL Investment Advisors, LLC
  OPPORTUNITIES HLS FUND                              Sub-advised by Wellington
  -- CLASS IA                                         Management Company, LLP
 HARTFORD SMALLCAP GROWTH  Maximize capital           HL Investment Advisors, LLC
  HLS FUND -- CLASS IA     appreciation               Sub-advised by Wellington
                                                      Management Company, LLP and
                                                      Hartford Investment Management
                                                      Company
 HARTFORD U.S. GOVERNMENT  Maximize total return      HL Investment Advisors, LLC
  SECURITIES HLS FUND --   with a high level of       Sub-advised by Hartford
  CLASS IA                 current income consistent  Investment Management Company
                           with prudent investment
                           risk
 HARTFORD VALUE            Capital appreciation       HL Investment Advisors, LLC
  OPPORTUNITIES HLS FUND                              Sub-advised by Wellington
  -- CLASS IA                                         Management Company, LLP
HARTFORD SERIES FUND,
INC.
 HARTFORD ADVISERS HLS     Maximum long-term total    HL Investment Advisors, LLC
  FUND -- CLASS IA         return                     Sub-advised by Wellington
                                                      Management Company, LLP
 HARTFORD CAPITAL          Growth of capital          HL Investment Advisors, LLC
  APPRECIATION HLS FUND                               Sub-advised by Wellington
  -- CLASS IA+                                        Management Company, LLP
 HARTFORD DISCIPLINED      Growth of capital          HL Investment Advisors, LLC
  EQUITY HLS FUND --                                  Sub-advised by Wellington
  CLASS IA                                            Management Company, LLP
 HARTFORD DIVIDEND AND     High level of current      HL Investment Advisors, LLC
  GROWTH HLS FUND --       income consistent with     Sub-advised by Wellington
  CLASS IA                 growth of capital          Management Company, LLP
 HARTFORD EQUITY INCOME    High level of current      HL Investment Advisors, LLC
  HLS FUND -- CLASS IA     income consistent with     Sub-advised by Wellington
                           growth of capital          Management Company, LLP
 HARTFORD FOCUS HLS FUND   Long-term capital          HL Investment Advisors, LLC
  -- CLASS IA              appreciation               Sub-advised by Wellington
                                                      Management Company, LLP
 HARTFORD GLOBAL ADVISERS  Maximum long-term total    HL Investment Advisors, LLC
  HLS FUND -- CLASS IA     rate of return             Sub-advised by Wellington
                                                      Management Company, LLP
 HARTFORD GLOBAL           Long-term capital          HL Investment Advisors, LLC
  COMMUNICATIONS HLS FUND  appreciation               Sub-advised by Wellington
  -- CLASS IA+                                        Management Company, LLP
 HARTFORD GLOBAL           Long-term capital          HL Investment Advisors, LLC
  FINANCIAL SERVICES HLS   appreciation               Sub-advised by Wellington
  FUND -- CLASS IA+                                   Management Company, LLP

-------------------------------------------------------------------------------


FUNDING OPTION               INVESTMENT OBJECTIVE     INVESTMENT ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------
 HARTFORD GLOBAL HEALTH    Long-term capital          HL Investment Advisors, LLC
  HLS FUND -- CLASS IA+    appreciation               Sub-advised by Wellington
                                                      Management Company, LLP
 HARTFORD GLOBAL LEADERS   Growth of capital          HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                                Sub-advised by Wellington
                                                      Management Company, LLP
 HARTFORD GLOBAL           Long-term capital          HL Investment Advisors, LLC
  TECHNOLOGY HLS FUND --   appreciation               Sub-advised by Wellington
  CLASS IA+                                           Management Company, LLP
 HARTFORD GROWTH HLS FUND  Long-term capital          HL Investment Advisors, LLC
  -- CLASS IA              appreciation               Sub-advised by Wellington
                                                      Management Company, LLP
 HARTFORD HIGH YIELD HLS   High current income with   HL Investment Advisors, LLC
  FUND -- CLASS IA         growth of capital as a     Sub-advised by Hartford
                           secondary objective        Investment Management Company
 HARTFORD INDEX HLS FUND   Seeks to provide           HL Investment Advisors, LLC
  -- CLASS IA              investment results which   Sub-advised by Hartford
                           approximate the price and  Investment Management Company
                           yield performance of
                           publicly traded common
                           stocks in the aggregate
 HARTFORD INTERNATIONAL    Capital appreciation       HL Investment Advisors, LLC
  CAPITAL APPRECIATION                                Sub-advised by Wellington
  HLS FUND -- CLASS IA                                Management Company, LLP
 HARTFORD INTERNATIONAL    Long-term growth of        HL Investment Advisors, LLC
  OPPORTUNITIES HLS FUND   capital                    Sub-advised by Wellington
  -- CLASS IA                                         Management Company, LLP
 HARTFORD INTERNATIONAL    Capital appreciation       HL Investment Advisors, LLC
  SMALL COMPANY HLS FUND                              Sub-advised by Wellington
  -- CLASS IA                                         Management Company, LLP
 HARTFORD MIDCAP HLS FUND  Long-term growth of        HL Investment Advisors, LLC
  -- CLASS IA+             capital                    Sub-advised by Wellington
                                                      Management Company, LLP
 HARTFORD MIDCAP VALUE     Long-term capital          HL Investment Advisors, LLC
  HLS FUND -- CLASS IA+    appreciation               Sub-advised by Wellington
                                                      Management Company, LLP
 HARTFORD MONEY MARKET     Maximum current income     HL Investment Advisors, LLC
  HLS FUND -- CLASS IA     consistent with liquidity  Sub-advised by Hartford
                           and preservation of        Investment Management Company
                           capital
 HARTFORD MORTGAGE         Maximum current income     HL Investment Advisors, LLC
  SECURITIES HLS FUND --   consistent with safety of  Sub-advised by Hartford
  CLASS IA                 principal and maintenance  Investment Management Company
                           of liquidity by investing
                           primarily in mortgage
                           related securities
 HARTFORD SMALL COMPANY    Growth of capital          HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                                Sub-advised by Wellington
                                                      Management Company, LLP and
                                                      Hartford Investment Management
                                                      Company
 HARTFORD STOCK HLS FUND   Long-term growth of        HL Investment Advisors, LLC
  -- CLASS IA              capital                    Sub-advised by Wellington
                                                      Management Company, LLP
 HARTFORD TOTAL RETURN     Competitive total return,  HL Investment Advisors, LLC
  BOND HLS FUND -- CLASS   with income as a           Sub-advised by Hartford
  IA                       secondary objective        Investment Management Company

16

-------------------------------------------------------------------------------


FUNDING OPTION               INVESTMENT OBJECTIVE     INVESTMENT ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------
 HARTFORD VALUE HLS FUND   Long-term total return     HL Investment Advisors, LLC
  -- CLASS IA                                         Sub-advised by Wellington
                                                      Management Company, LLP
THE PRUDENTIAL SERIES
 FUND, INC.
 JENNISON 20/20 FOCUS      Long-term growth of        Prudential Investments LLC
  PORTFOLIO -- CLASS II    capital                    Sub-advised by Jennison
                                                      Associates LLC
 JENNISON PORTFOLIO --     Long-term growth of        Prudential Investments LLC
  CLASS II                 capital                    Sub-advised by Jennison
                                                      Associates LLC
 PRUDENTIAL VALUE          Capital appreciation       Prudential Investments LLC
  PORTFOLIO -- CLASS II                               Sub-advised by Jennison
                                                      Associates LLC
 SP INTERNATIONAL GROWTH   Long-term growth of        Prudential Investments LLC
  PORTFOLIO -- CLASS II    capital                    Sub-advised by William Blair &
                                                      Company LLC and Marsico
                                                      Capital Management LLC
WELLS FARGO VARIABLE
 TRUST FUNDS (4)
 WELLS FARGO ADVANTAGE VT  Long-term total return,    Wells Fargo Funds Management,
  ASSET ALLOCATION FUND    consisting of capital      LLC Sub-advised by Wells
                           appreciation and current   Capital Management
                           income                     Incorporated
 WELLS FARGO ADVANTAGE VT  Maximum long-term total    Wells Fargo Funds Management,
  C&B LARGE CAP VALUE      return (current income     LLC Sub-advised by Cooke &
  FUND                     and capital                Bieler, L.P.
                           appreciation), consistent
                           with minimizing risk to
                           principal
 WELLS FARGO ADVANTAGE VT  Long-term capital          Wells Fargo Funds Management,
  DISCOVERY FUND           appreciation               LLC Sub-advised by Wells
                                                      Capital Management
                                                      Incorporated
 WELLS FARGO ADVANTAGE VT  Long-term capital          Wells Fargo Funds Management,
  EQUITY INCOME FUND       appreciation and           LLC Sub-advised by Wells
                           above-average dividend     Capital Management
                           income                     Incorporated
 WELLS FARGO ADVANTAGE VT  Long-term capital          Wells Fargo Funds Management,
  INTERNATIONAL CORE FUND  appreciation               LLC Sub-advised by New Star
                                                      International Managers Limited
 WELLS FARGO ADVANTAGE VT  Total return comprised of  Wells Fargo Funds Management,
  LARGE COMPANY CORE FUND  long-term capital          LLC Sub-advised by Matrix
                           appreciation and current   Asset Advisors, Inc.
                           income
 WELLS FARGO ADVANTAGE VT  Long-term capital          Wells Fargo Funds Management,
  LARGE COMPANY GROWTH     appreciation               LLC Sub-advised by Peregrine
  FUND                                                Capital Management, Inc.
 WELLS FARGO ADVANTAGE VT  Current income, while      Wells Fargo Funds Management,
  MONEY MARKET FUND        preserving capital and     LLC Sub-advised by Wells
                           liquidity                  Capital Management
                                                      Incorporated
 WELLS FARGO ADVANTAGE VT  Long-term capital          Wells Fargo Funds Management,
  OPPORTUNITY FUND         appreciation               LLC Sub-advised by Wells
                                                      Capital Management
                                                      Incorporated
 WELLS FARGO ADVANTAGE VT  Long-term capital          Wells Fargo Funds Management,
  SMALL CAP GROWTH FUND    appreciation               LLC Sub-advised by Wells
                                                      Capital Management
                                                      Incorporated
 WELLS FARGO ADVANTAGE VT  Long-term capital          Wells Fargo Funds Management,
  SMALL/MID CAP VALUE      appreciation               LLC Sub-advised by Wells
  FUND                                                Capital Management
                                                      Incorporated
 WELLS FARGO ADVANTAGE VT  Total return consisting    Wells Fargo Funds Management,
  TOTAL RETURN BOND FUND   of income and capital      LLC Sub-advised by Wells
                           appreciation               Capital Management
                                                      Incorporated



+ Closed to new and subsequent Premium Payments and transfers of Contract Value.

-------------------------------------------------------------------------------


Notes



(1)  Formerly FAM Variable Series Funds, Inc.



(2)  Formerly Mercury Global Growth V.I. Fund -- Class I



(3)  Formerly Mercury Large Cap Growth V.I. Fund -- Class I



(4)  Formerly Strong Variable Insurance Funds, Inc.


We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.


SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.


We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.


FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider these payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Contract. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.



The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.



As of December 31, 2006, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated


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entities): AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds
& Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Branch Banking & Trust Company, Mentor Investment Advisors, LLC, Fidelity Distributors Corporation, Fifth Third Bank Corporation, Franklin Templeton Services, LLC, The Huntington Funds, Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Merrill Lynch Asset Management & Princeton Funds Distributor, Morgan Stanley Distributors, Inc. & Morgan Stanley Select Dimensions Investment Series, MTB Investment Advisors, Inc., Banc of America Advisors, LLC, Banc One Investment Advisors Corporation, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, SunTrust Securities, Inc. & Trusco Capital Management, Inc., UBS Financial Services, Inc., Van Kampen Life Investment Trust & Van Kampen Asset Management, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.



We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to, among other things, provide administrative, processing, accounting and shareholder services for the HLS Funds.



Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount or fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees do not exceed 0.50% and 0.25%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $75 from that Fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2006, revenue sharing and Rule 12b-1 fees did not exceed $125.0 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Separate Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and

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                                                                          19

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taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

In most states, we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. In some states, the minimum guaranteed interest rate is lower. If your Contract was issued before May 1, 2003, the minimum guaranteed interest rate is 3%. We reserve the right to change the rate subject only to applicable state insurance law.

We may credit interest at a rate in excess of the minimum guaranteed interest rate per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out basis." For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion

If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our Fixed Accumulation Feature to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract according to your instructions on record for a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program

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transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program unless you provide us with different instructions.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

In Oregon, you may only sign up for DCA Plus Programs that are six months or longer.

THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series VII of the Contract was sold before May 1, 2002. Series VIIR of the Contract is sold on or after May 1, 2002, or the date your state approved Series VIIR for sale, if later.

HOW DO I PURCHASE A CONTRACT?


You may purchase a Contract through a Financial Intermediary. A Registered Representative will work with you to complete and submit an application or an order request form. Part of this process will include an assessment whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Registered Representative shall make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary before an application or order will be sent to us. Your Premium Payment will not be invested in any Fund during this period.



To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents.



The minimum initial Premium Payment required to buy this Contract varies based on the type of purchaser, variable annuity variation chosen and whether you enroll in a systematic investment program such as the InvestEase(R) Program. Financial Intermediaries may impose other requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.


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Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred.



Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special conditions on anyone who seeks our approval to exceed this limit.



You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.


For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions on record. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?


If, for any reason, you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.



Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your request to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.


HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time.

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WHAT IS A SUB-ACCOUNT TRANSFER?



A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it received is in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.



WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?



Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners' "transfer-in" requests.



In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.



We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.



For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.



WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?



FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer;" however, you cannot transfer the same Contract Value more than once a Valuation Day.



EXAMPLES



TRANSFER REQUEST PER VALUATION DAY                                 PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth           Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any number         Yes
of other Sub-Accounts (dividing the $10,000 among the other
Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts to          Yes
any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth            No
Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an
international Sub-Account



SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET OR TELEPHONE. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.



We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.



The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.



We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.


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THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:



ABUSIVE TRANSFER RULE (EFFECTIVE UNTIL JULY 1, 2007):



Regardless of the number of Sub-Account transfers you have done under the Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Rule.



We rely on the Funds to identify a pattern or frequency of Sub-Account transfers that the Fund wants us to investigate. Most often, the Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once a Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that Fund's Sub-Account on the day or days identified by the Fund. We may share tax identification numbers and other shareholder identifying information contained in our records with Funds. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Rule. We don't reveal the precise details of our analysis to help make it more difficult for abusive traders to adjust their behavior to escape detection.



We consider some or all of the following factors:



-   the dollar amount of the transfer;



-   the total assets of the Funds involved in the transfer;



-   the number of transfers completed in the current calendar quarter;



- whether the transfer is part of a pattern of transfers designed to take advantage of short-term market fluctuations or market inefficiencies; or



-   the frequent trading policies and procedures of a potentially affected Fund.



If you violate the Abusive Trading Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary. We do not differentiate between Contract Owners when enforcing this policy.



FUND TRADING POLICIES (EFFECTIVE AFTER JULY 1, 2007)



You are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.



We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information.



Fund abusive transfer policies do not apply or may be limited. For instance:



- Certain types of financial intermediaries may not be required to provide us with shareholder information.



- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.



- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.



- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company- sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.



POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,



- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.



- Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances

24

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  that we will be capable of addressing possible abuses in a timely manner.



- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.



HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?



We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.



Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.



In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.



FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).



FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- Each Contract Year, you may transfer the greater of:



- 30% of the greatest Contract Value in the Fixed Accumulation Feature as of any Contract Anniversary or Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. The 30% does not include Contract Value in any DCA Plus Program; or



- An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.



We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.



If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.



We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.



You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.



TELEPHONE AND INTERNET TRANSFERS -- You can make transfers by contacting us.


Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone

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                                                                          25

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transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        7%
          2                        6%
          3                        6%
          4                        5%
          5                        4%
          6                        3%
          7                        2%
      8 or more                    0%

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:

Hartford will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 4% on that amount, or $400.

- The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $500, or $35.

-   Your Contingent Deferred Sales Charge is $435.

If you have any questions about these charges, please contact your Registered Representative or Hartford.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 15% of the total Premium Payments. If you do not take 15% one year, you may not take more than 15% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- UPON ELIGIBLE CONFINEMENT AS DESCRIBED IN THE WAIVER OF SALES CHARGE RIDER -- We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint Contract Owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint Contract Owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.

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26

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-   FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age 70
    1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge for one year's required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- UPON DEATH OF THE ANNUITANT, CONTRACT OWNER OR JOINT CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR THE HARTFORD'S PRINCIPAL FIRST BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

-   UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD.


SURRENDER ORDER -- During the Contract Years when a Contingent Deferred Sales Charge applies to the initial Premium Payment, all Surrenders in excess of the Annual Withdrawal Amount (which is equal to 10% of total Premium Payments) will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.


Thereafter, Surrenders will be taken first from earnings, then from Premium Payments not subject to a Contingent Deferred Sales Charge, then from 10% of Premium Payments still subject to a Contingent Deferred Sales Charge and then from Premium Payments subject to a Contingent Deferred Sales Charge on a first-in-first-out basis.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we

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will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS

ANNUAL FUND OPERATING EXPENSES -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.

THE HARTFORD'S PRINCIPAL FIRST CHARGE

The Hartford's Principal First is an option that can be elected at an additional charge. We will deduct this charge on a daily basis based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. You may elect the annuitization option at any time. If you bought your contract on or after August 5, 2002, you can elect to add this benefit to your Contract for an additional charge on a daily basis that is equal to an annual charge of 0.35% of your Contract Value invested in the Sub-Accounts. If you bought your Contract before August 5, 2002, you can elect to add this benefit to your Contract at the current charge.

OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

REDUCED FEES AND CHARGES

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

THE HARTFORD'S PRINCIPAL FIRST


The Hartford's Principal First is an option that can be elected at an additional charge. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. We reserve the right to treat all Contracts issued to you by Hartford or one of its affiliates within a calendar year as one Contract for purposes of The Hartford's Principal First. This means that if you purchase two Contracts from us in any twelve month period and elect The Hartford's Principal First on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract. If you elect The Hartford's Principal First, a company-sponsored exchange will not be considered to be a revocation or termination of the benefit.


If you elect The Hartford's Principal First when you purchase your Contract, your initial Premium Payment is equal to the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. The Hartford's Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under The Hartford's Principal First are treated as partial Surrenders and are deducted from your Contract Value.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish The Hartford's Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

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IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT OUT OF
YOUR CONTRACT WE WILL RE-CALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT MAY BE LOWER IN THE FUTURE. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

Any additional Premium Payments made to your Contract will cause the Benefit Amount to be increased on a dollar-for-dollar basis. The Benefit Payment will equal the prior Benefit Payment plus 7% of the additional Premium Payment for The Hartford's Principal First.

If you change the ownership or assign this Contract to someone other than your spouse anytime after one year of electing The Hartford's Principal First, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.

The Benefit Amount will be recalculated to equal the lesser of:

- The Benefit Amount immediately prior to the ownership change or assignment, or

-   The Contract Value at the time of the ownership change or assignment.

Any time after the 5th year The Hartford's Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step-up" without waiting for the 5th year their Contract has been in force.

We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step-up," we may be charging more for The Hartford's Principal First, but in no event will this charge exceed 0.75% annually. Regardless of when you bought your Contract, upon "step-up" we will charge you the current charge. Before you decide to "step-up," you should request a current prospectus which will describe the current charge for this Benefit.


This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect "step-ups" that reset your Benefit Amount to the then prevailing Contract Value.



You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier). These dates are called "election dates" in this section. Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:



- We will accept requests for a step-up in writing, verbally or electronically, if available.



- Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuineness of any election.



- We will not accept any written election request received more than 30 days prior to an election date.



- We will not accept any Internet (if available) or telephone election requests received prior to the election date. You may not post-date your election.



- If an election form is received in good order within the 30 days prior to an election date, the "step-up" will automatically occur on the rider anniversary (or if the rider anniversary in a Non-Valuation Day then the next following Valuation Day). If an election form is received in good order on or after an election date, the "step-up" will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the


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  right to require you to elect step-ups only on Contract Anniversaries.



- We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.



- Your election is irrevocable. This means that if your Contract Value increases after your step-up, you cannot ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.


Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.

You can Surrender your Contract any time, even if you have The Hartford's Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford's Principal First. If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through an Annuity Payout option called The Hartford's Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

If you, the joint Contract Owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For qualified Contracts, The Hartford's Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.

For examples on how The Hartford's Principal First is calculated, please see "Appendix III."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner, or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

-   The Contract Value of your Contract; or

-   The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

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-   Your Anniversary Value is reduced by the dollar amount of any partial
    Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

-   Plus any Premium Payments made after the Optional Death Benefit is added;

-   Minus any partial Surrenders after the Optional Death Benefit is added;

-   Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II."

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

-   The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

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FOR EXAMPLE: Assuming that:

- The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   You took no partial Surrenders,

-   The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death equals $400,000,

- minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

ADDITIONAL INFORMATION ABOUT THE DEATH BENEFITS

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

-   The aggregate Premium Payments minus any Surrenders;

-   The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

-   The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides, or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the

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Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:


IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                 Contract Owner and the           deceased                         receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent     The Contract Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The
                                                                                                   Contract Owner may waive this
                                                                                                   presumption and receive the
                                                                                                   Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.


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IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner.
Annuitant                                 The Contract Owner is living              Contract Owner receives a payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Contract Owner  Designated Beneficiary receives a payout at death, if any.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. FOR MORE INFORMATION ON ANNUITY PAYOUT OPTIONS THAT MAY NOT RESULT IN A PAYOUT AT DEATH PLEASE SEE THE SECTION ENTITLED "ANNUITY PAYOUTS." IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge.

There are two restrictions on partial Surrenders before the Annuity Commencement
Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1,000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payments For a Period Certain variable dollar amount Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

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WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender
Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want the Payee to receive Annuity Payouts?

-   What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. If the annuity reaches the maximum Annuity Commencement Date, which is the later of the 10th Contract Anniversary or the date the annuitant reaches age 90, the Contract will automatically be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date, which approval may be withheld or delayed for any reason. If you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

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The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

For Contracts issued in the State of Oregon, the minimum period that you can select under the Payments for a Period Certain Annuity Payout Option is as follows: For fixed annuity payouts, the minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. For variable annuity payouts, the minimum period that you can select is 5 years on or after the tenth Contract Anniversary.

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THE HARTFORD'S PRINCIPAL FIRST PAYOUT OPTION

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3.    HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of the variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity

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Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

-   the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919%. The Annuity Unit Factor for a 5% AIR is 0.999866%. The Annuity Unit Factor for a 6% AIR is 0.999840%.

COMBINATION ANNUITY PAYOUT -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under the section entitled "The Contract."

OTHER PROGRAMS AVAILABLE

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these programs. If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us; your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.

INVESTEASE PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract excluding the DCA Plus Programs.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 15% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. The Automatic Income Program may change based on your instructions after your seventh Contract Year. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per

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38

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year. You can only participate in one asset rebalancing model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Sub-Account into a different Sub-Account. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/ Interest DCA Program will begin one month plus two business days after your enrollment. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses.

On June 29, 2001, Hartford MidCap HLS Fund Sub-Account closed to new and subsequent Premium Payments and transfers of Contract Value. However, you are allowed to continue any Dollar Cost Averaging Program, InvestEase Program, Asset Rebalancing Program, or Automatic Income Program into the Hartford MidCap HLS Fund Sub-Account if you enrolled on or before June 29, 2001.


OTHER PROGRAM CONSIDERATIONS



- You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.



- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:



       - any Fund is merged or substituted into another Fund -- then your allocations will be directed to the surviving Fund;



       - any Fund is liquidated -- then your allocations will be directed to any available money market Fund; or



       - any Fund closes to new investments -- then your allocations to that Fund will be pro-rated among remaining available Funds.



     You may always provide us with updated instructions following any of these events.



- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.



- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.



-   These Programs may be adversely affected by Fund trading policies.


OTHER INFORMATION

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.


HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the NASD. The principal business address of HSD is the same as ours. PLANCO Financial Services, LLC., a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.



HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2006. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").



The Core (the version of this Contract that we call "Core" has no specific marketing name) and Edge Contracts may be sold


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                                                                          39

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directly to the following individuals free of any sales commission: (1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and (2) employees and Registered Representatives (and their families) of Financial Intermediaries. If applicable, we will credit the Contract with a one-time only credit of 5.0% of the initial Premium Payment. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.



We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.



Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediary's internal compensation practices.



Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.



COMMISSIONS



Upfront commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.



Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.



Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.



ADDITIONAL PAYMENTS



Subject to NASD and Financial Intermediary rules, we (or our affiliates) also pay the following types of promotional fees to encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.



ADDITIONAL
PAYMENT TYPE                                                     WHAT IT'S USED FOR
-------------------------------------------------------------------------------------------------------------------------------
Access                Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits.
Gifts &               Occasional meals and entertainment, tickets to sporting events and nominal gifts.
Entertainment
Marketing             Joint marketing campaigns and/or Financial Intermediary event advertising/ participation; sponsorship of
                      Financial Intermediary sales contests and/or promotions in which participants (including Registered
                      Representatives) receive prizes such as travel awards, merchandise and recognition.
Marketing Expense     Pay Fund-related parties for wholesaler support, training and marketing activities for certain Funds.
Allowances
Support               Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services
                      (including sub-accounting and the preparation of account statements and other communications), sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Training              Educational, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility            Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                Pay for the overall volume of their sales or the amount of money investing in our products.



As of December 31, 2006, we have entered into arrangements to make Additional Payments (excluding Marketing Expense Allowances and Travel & Entertainment) to the following

40

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Financial Intermediaries for our entire suite of variable annuities:



A.G. Edwards & Sons, Inc., Advisory Group Equity Services Ltd, AIG Advisors Group, Inc., (Advantage Capital, AIG Financial Advisors, American General, FSC Securities Corporation, Royal Alliance Assoc., Inc. AIG SunAmerica), Allen & Co., of Florida, Inc., Amcore Investment Services, Inc., American Classic Securities, American General Securities Inc., American Independent Sec's Inc., Ameritas Investment Corp., Amsouth Bank, AMSouth Investment Services, Inc., Arvest Asset Management, Associated Financial Services, Inc. Associated Investment Services Inc., Associated Securities Corp., B.C. Ziegler and Company, Banc of America Investment Services Inc., Bancorpsouth Investment Services Inc., Bancwest Investment Services, Inc., Bank of America, Bank of New York, Bank of the West, BB&T Investment Services, Inc., BCG Securities, Inc., Berthel, Fisher & Company Financial Services Inc., BI Investments, LLC, BNY Investment Center of The Bank of New York Company, Inc., BOSC, Inc., Brecek & Young Advisors, Inc., Brookstone Securities, Inc., Brookstreet Securities, Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cantella & Co., Inc., Capital Analyst Inc., Capital Investment Group, Inc., Carillon Investments, Inc., Centaurus Financial, Inc., Chase Investments Services, Corp., Citicorp Investment Services, Citigroup, Inc. (various divisions and affiliates), Colonial Brokerage, Inc., Comerica Securities, Commerce Brokerage Services, Inc., Commerce Capital Markets, Inc., Commonwealth Financial Network, Compass Brokerage, Inc., Countrywide Investment Services Inc., Crown Capital Securities, L.P., CUE, Cuna Brokerage Services, Inc., Cuso Financial Services, L.P., Davenport & Company LLC, DFC Investor Services, Dominion Investor Services, Inc., Duerr Financial Corporation, Eagle One Investments, LLC, Edward D. Jones & Co., L.P., Empire Securities Corporation, Equity Services, Inc., Essex National Securities, Inc., Ferris/Baker Watts, FFP Securities, Inc., Fifth Third Securities, Financial Planning Consultants, Fintegra LLC, First Allied Securities, Inc., First Citizens Investor Services, First Montauk Securities Corp., First Southeast Inv. Services, First St. Louis Securities, Inc., First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Securities Inc., FNB Brokerage Services, Inc., FNIC F.I.D. Div., Forrester's Equity Services, Inc., Frost Brokerage Services, Inc., FSC Securities Corporation, Geneos Wealth Management, Inc., Girard Securities Inc., Grant Bettingen, Inc., Great American Advisors, Inc., Gunnallen Financial, Inc., H&R Block Financial Advs., Inc., H. Beck, Inc., H.D. Vest Investment Services (subsidiary of Wells Fargo & Company), Harbour Investments, Inc., Harold Dance Investments, Harvest Capital LLC, Hefren-Tillotson/Masterplan, Heim & Young Securities, Hornor, Townsend & Kent, Inc., HSBC Securities (USA) Inc., Huntington Investment Company, IBC Investments, IFMG Securities, Inc. at Rockland Trust, Independent Financial Group LLC, Infinex Financial Group, Infinex Investment, Inc., ING Advisors Network, (Financial Network Services (or Investment) Corp., ING Financial Partners, Multi-Financial Securities, Primevest Financial Services, Inc.), InterSecurities, Inc., Investacorp, Inc. Investment Management Corp., Investment Professionals, Inc., Investors Capital Corp., Investors Security Co., Inc., IPI Investments, J.B. Hanauer & Co., J.J.B. Hilliard, W.L. Lyons, Inc., Janney Montgomery Scott, Inc., Jefferson Pilot Securities Corporation, Key Investment Services, KMS Financial Services, Inc., KNBT Securities, Inc., Kovack Securities, Inc., L.O. Thomas & Company LaSalle Financial Services, Inc., LaSalle Street Securities, Inc., Legacy Financial Services, Inc., Liberty Group, LLC, Lincoln Financial Advisors Corp. (marketing name for Lincoln National Corp.), Linsco/Private Ledger Corp., M&I Brokerage Services, Inc., M&T Securities, Inc., McDonald Investments Inc., Mercantile Brokerage Services Inc., Merrill Lynch Pierce Fenner & Smith, Milkie/Ferguson Investments, MML Investor Services, Inc., Money Concepts Capital Corp., Morgan Keegan & Company, Inc., Morgan Keegan FID Division, Morgan Stanley & Co., Inc. (various divisions and affiliates), Mutual Service Corporation, NatCity Investments, National Planning Holdings (Invest Financial Corp., Investment Centers of America, Inc., National Planning Corp., SII Investments, Inc.), NBC Securities, Inc., Nettworth Financial Group, Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., OFG Financial Services., Inc., Ohio Savings Securities, Inc., OneAmerica Securities Inc., Online Brokerage Services, Oppenheimer and Co., Inc., Pacific West Securities, Inc., Paulson Investment Company Inc., Pension Planners Securities, Inc., Peoples Securities, Inc., PFIC, Prime Capital Management, Prime Capital Services, Inc., Princor Financial Service Corp., ProEquities, Inc., Prospera Financial Services, Inc., QA3 Financial Corp., Questar Capital Corp, Raymond James & Associates, Inc., Raymond James FID Division, Raymond James Financial Services, RBC Dain FID Division, RBC Dain Rauscher Inc., Resource Horizons Group, LLC, Robert W. Baird & Co. Inc., Rogan, Rosenberg & Assoc., Inc., Royal Alliance Associates, Inc., Royal Securities Company, Ryan Beck & Co., Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signator Investors Inc., Smith Barney, Sorrento Pacific, South Valley Wealth Management, Spectrum Capital, Inc., Sterne Agee & Leach, Inc., Stifel Nicolaus & Company, Incorporated, Summit Brokerage Services Inc., Summit Equities, Inc., Sun Trust Bank, SunAmerica Securities, Inc., SunTrust Investment Services, Inc., SunTrust Securities, Inc., Symetra Investment Services Inc., Synovus Securities, TFS Securities, Inc., The Huntington Investment Company, The Huntington Investment Plt, The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., U.S. Bancorp Investments, Inc., U.S. Bancorp Piper Jaffray, UBOC Investment Services, Inc. (Union Bank of California, N.A.), UBS Financial Services, Inc., UMB Scout Brokerage Services, UnionBanc Investment Services, United Brokerage Services, Inc., United Global Securities, United Heritage Financial Services, US Bancorp FID, US Bancorp Investments, USAllianz Securities, Inc., Uvest Financial Services Group Inc., Vanderbilt Securities, LLC, Vision Investment Services, Inc., Vorpahl Wing Securities, VSR Financial Services, Inc., Wachovia Securities, LLC (various divisions), Wall Street Financial Group, Walnut

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Street Securities, Inc., Washington Mutual Financial, Waterstone Financial
Group, Webster Investments, Weitzel Financial Services Inc., Wells Fargo Brokerage Services, L.L.C., WesBanco Securities, Inc., WM Financial Services, Inc., Woodbury Financial Services, Inc. (an affiliate of ours), Workman Securities Corp., World Equity Group Inc., WRP Investments, Inc., WWK Investments, Inc., XCU Capital Corporation, Inc.



Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.



As of December 31, 2006, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Franklin Templeton Services, LLC, Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.



For the fiscal year ended December 31, 2006, Additional Payments did not in the aggregate exceed approximately $52.5 million (excluding corporate-sponsorship related perquisites, Marketing Expense Allowances and home office travel and entertainment expenses) or approximately 0.05% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $14.7 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period. For the fiscal year ended December 31, 2006, total travel and entertainment expenses incurred by our wholesalers did not in the aggregate exceed approximately $5.7 million.


LEGAL MATTERS


The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The funds are available for purchase by the Separate Accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between Sub-Accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity contracts, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these Contract Owners and their broker, has resulted in the exchange or surrender of all of the variable annuity contracts that were the subject of the previously settled litigation.



To date, the SEC's and New York Attorney General's Office's market timing investigations have not resulted in the initiation of any formal action against The Hartford. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in discussions with the SEC and the New York Attorney General's Office regarding the potential resolution of these investigations. The potential timing of any resolution of these matters or the initiation of any formal action by these regulators is difficult to predict. After giving effect to the settlement of the SEC's directed brokerage investigation, as of December 31, 2006, Hartford Life had a reserve of $83 million, pre-tax, for the market timing matters, none of which was attributed to HLIC. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that HLIC may ultimately be liable for all or a portion of the ultimate cost to Hartford Life.



On June 23, 2005, The Hartford received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, The Hartford received an additional subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a Sub-Account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in these matters.



On July 14, 2005, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the


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ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters.



The Hartford does not expect any of these actions to result in a material adverse effect on the Separate Accounts or on the HLS funds that serve as underlying investments for these accounts.


MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:


The Hartford
Attn: U.S. Wealth Management
P.O. Box 5085
Hartford, Connecticut 06102-5085


Telephone:  1-800-862-6668 (Contract Owners)
            1-800-862-7155 (Registered Representatives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

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C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN
TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

        a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.


ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract Value (determined without regard to the surrender charges) generally is an appropriate measure. However, in some instances, the IRS could take the position that the value should be the current Contract Value (determined without regard to the surrender charges) increased by some measure of the value of certain future cash-value type benefits.



iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."


iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount

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      received for purposes of this subparagraph a. and the next subparagraph b.
      This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

        b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

        c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

        d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

        1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

        2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

        3.   Distributions attributable to a recipient's becoming disabled.

        4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

        5. Distributions made under certain annuities issued in connection with structured settlement agreements.

        6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).


        7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.


If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

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        e.   SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE
             EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

        f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

        1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

        2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

        3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

        g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

        h.  PARTIAL EXCHANGES.

The IRS in Rev. Rul. 2003-76 has confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering
(1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Accordingly, we advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

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The Treasury Department's diversification regulations under Code Section 817(h)
require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.


For instance, the IRS in Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.


The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

        1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

        2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the

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           recipient were married claiming 3 exemptions, and remit this amount to the IRS.


Generally, no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.


E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.

48

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS

                                                                     APP I-1

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts, accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider whether the Contract is a suitable investment if you are investing through a Qualified Plan.

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAs")


In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.


TRADITIONAL IRAs Traditional IRAs are subject to limits on the amounts that may be contributed each year (which contribution limits are scheduled to increase over the next several years), the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or

APP I-2

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securities) into your Traditional IRA under certain circumstances, as indicated
below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plan if the distribution is not transferred directly to your Traditional IRA. In addition, a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). Certain plans may not allow such rollovers.


IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

SEP IRAs Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

SIMPLE IRAs The Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.


ROTH IRAs Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA and under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth

                                                                     APP I-3

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IRA rider for the Contract has provisions that are designed to maintain the
Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2.    QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefit once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")


Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" contract ("TSA") and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, such contributions may not exceed the lesser of an annual dollar limit (e.g., $45,000 in 2007) or 100% of the employee's "includable compensation" for his most recent full year of service, subject to other adjustments. Special provisions may allow certain employees to elect a different overall limitation.


A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

       a.   after the employee reaches age 59 1/2;

       b.  upon the employee's separation from service;


       c.   upon the employee's death or disability;



       d. in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed); or



       e. as a qualified reservist distribution upon certain calls to active duty.


Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below.

4.    DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")

Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

All of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a

APP I-4

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Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors.

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.


For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.



In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer or, during 2007, certain distributions from an IRA for charitable purposes). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.


6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

a. PENALTY TAXES ON PREMATURE DISTRIBUTIONS Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

- made to a beneficiary (or to the employee's estate) on or after the employee's death;

-   attributable to the employee's becoming disabled under Code Section
    72(m)(7);

- part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;


- (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);



- not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or



-   certain qualified reservist distributions upon a call to active duty.


In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

- made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

-   for a qualified first-time home buyer and meets the requirements of Code
    Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied RETROACTIVELY TO ALL THE PRIOR PERIODIC PAYMENTS (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

b. RMDS AND 50% PENALTY TAX If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

                                                                     APP I-5

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An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

-   the calendar year in which the individual attains age 70 1/2, or

- (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

(a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

(b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions). Such a "direct transfer" between the same kind of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

APP I-6

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By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient.

Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either:

       a.   an RMD amount;

       b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

       c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).


Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a non-spouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be re-contributed within three years as a rollover contribution to a Plan from which a KETRA distribution was taken.

                                                                    APP II-1

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APPENDIX II -- DEATH BENEFIT -- EXAMPLES

ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$117,403 + 25% ($100,000 - $8,000) = $140,403],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value minus an adjustment for any partial Surrenders. [$117,403 + 25% ($117,403 - $8,000) = $144,754].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders [$100,000 - $8,000 = $92,000], or

-   your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403
    - $8,000 = $109,403].

Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit cannot exceed $117,403.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Because the Asset Protection Death Benefit cannot exceed $117, 403, the amount of the Death Benefit is equal to your Contract Value of $117,403.

APP II-2

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EXAMPLE 2

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value is $140,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (See below)],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value adjusted for any partial Surrenders. [$120,000 + 25% ($83,571) = $140,893 (See below)].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857 (See below)], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571 (See below)].

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571].

So, your Asset Protection Death Benefit cannot exceed $120,000.

                                                                    APP II-3

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PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your adjusted total Premium Payments is $92,000.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth contract year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payments of $57,857.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

APP II-4

-------------------------------------------------------------------------------

MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Asset Protection Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($8,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($109,273),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals -$1,273, which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($117,403),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. YOUR ADJUSTED MAXIMUM ANNIVERSARY VALUE IS $109,403.

ASSET PROTECTION DEATH BENEFIT AMOUNT IS $117,403. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

MAV/EPB DEATH BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $17,403 or $6,961 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the four values compared.

                                                                    APP II-5

-------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   Your Maximum Anniversary Value is $140,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the MAV/EPB Death Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals +$10,000, which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

APP II-6

-------------------------------------------------------------------------------

MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $124,364. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $109,403. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $92,000. (See Example 1 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the three values compared.

EXAMPLE 2

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $60,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $132,000. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $83,571. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $57,857. (See Example 2 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $132,000. This is the greatest of the three values compared.

                                                                   APP III-1


-------------------------------------------------------------------------------

APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

                                                                    APP IV-1

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APPENDIX IV -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668.


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $4.793           $4.526           $4.417           $3.775
  Accumulation Unit Value at end of
   period                                   $5.240           $4.793           $4.526           $4.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              524,275          664,969          849,089          990,614
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.079           $1.028           $1.015               --
  Accumulation Unit Value at end of
   period                                   $1.170           $1.079           $1.028               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.563          $10.133           $8.596           $6.113
  Accumulation Unit Value at end of
   period                                  $13.317          $11.563          $10.133           $8.596
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              275,831          331,508          391,196          435,058
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.972           $1.743           $1.513               --
  Accumulation Unit Value at end of
   period                                   $2.252           $1.972           $1.743               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   33               34               23               --
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.284           $1.220           $1.139           $0.896
  Accumulation Unit Value at end of
   period                                   $1.426           $1.284           $1.220           $1.139
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              133,074          158,942          175,924          191,413
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.133           $1.086           $1.037               --
  Accumulation Unit Value at end of
   period                                   $1.247           $1.133           $1.086               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   62               62                3               --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $3.289           $3.143           $2.831           $2.261
  Accumulation Unit Value at end of
   period                                   $3.909           $3.289           $3.143           $2.831
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              491,809          579,183          627,365          664,685
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.284           $1.237           $1.125               --
  Accumulation Unit Value at end of
   period                                   $1.513           $1.284           $1.237               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   16               17               11               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $4.434           $4.708           $4.803           $4.398
  Accumulation Unit Value at end of
   period                                   $3.775           $4.434           $4.708           $4.803
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            1,098,795        1,267,553        1,358,395        1,425,393
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $7.709           $8.388           $7.501           $5.526
  Accumulation Unit Value at end of
   period                                   $6.113           $7.709           $8.388           $7.501
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              474,117          551,294          573,419          537,835
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.204           $1.325           $1.422           $1.182
  Accumulation Unit Value at end of
   period                                   $0.896           $1.204           $1.325           $1.422
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              187,354          190,354          156,473           78,909
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $2.669           $2.816           $2.570           $2.471
  Accumulation Unit Value at end of
   period                                   $2.261           $2.669           $2.816           $2.570
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              679,820          690,922          678,899          760,046
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

APP IV-2

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
HARTFORD EQUITY INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.202           $1.161           $1.074           $1.000
  Accumulation Unit Value at end of
   period                                   $1.434           $1.202           $1.161           $1.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               90,534           79,776           25,818            1,894
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.180           $1.150           $1.064               --
  Accumulation Unit Value at end of
   period                                   $1.396           $1.180           $1.150               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD FOCUS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.076           $0.991           $0.973           $0.767
  Accumulation Unit Value at end of
   period                                   $1.165           $1.076           $0.991           $0.973
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               14,462           18,378           19,507           23,736
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.038           $0.964           $0.959               --
  Accumulation Unit Value at end of
   period                                   $1.115           $1.038           $0.964               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD GLOBAL ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.892           $1.853           $1.664           $1.378
  Accumulation Unit Value at end of
   period                                   $2.034           $1.892           $1.853           $1.664
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               73,542           90,311          108,710          112,019
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.191           $1.176           $1.092               --
  Accumulation Unit Value at end of
   period                                   $1.269           $1.191           $1.176               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD GLOBAL COMMUNICATIONS HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.119           $0.955           $0.785           $0.496
  Accumulation Unit Value at end of
   period                                   $1.349           $1.119           $0.955           $0.785
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,085            4,689            6,449            9,607
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.080           $0.930           $0.790               --
  Accumulation Unit Value at end of
   period                                   $1.290           $1.080           $0.930               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD GLOBAL FINANCIAL SERVICES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.187           $1.089           $0.981           $0.763
  Accumulation Unit Value at end of
   period                                   $1.416           $1.187           $1.089           $0.981
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,817            3,594            4,996            6,179

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
HARTFORD EQUITY INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD FOCUS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.031           $1.000               --               --
  Accumulation Unit Value at end of
   period                                   $0.767           $1.031               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               26,548           16,775               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD GLOBAL ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.533           $1.656           $1.796           $1.476
  Accumulation Unit Value at end of
   period                                   $1.378           $1.533           $1.656           $1.796
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              123,500          139,322          152,814          149,495
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD GLOBAL COMMUNICATIONS HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.711           $1.000               --               --
  Accumulation Unit Value at end of
   period                                   $0.496           $0.711               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,222            1,221               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD GLOBAL FINANCIAL SERVICES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.952           $1.000               --               --
  Accumulation Unit Value at end of
   period                                   $0.763           $0.952               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,328            3,277               --               --

                                                                    APP IV-3

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.145           $1.059           $0.980               --
  Accumulation Unit Value at end of
   period                                   $1.355           $1.145           $1.059               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD GLOBAL HEALTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.962           $1.767           $1.587           $1.214
  Accumulation Unit Value at end of
   period                                   $2.155           $1.962           $1.767           $1.587
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               35,996           43,395           53,369           58,678
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.885           $1.712           $1.609               --
  Accumulation Unit Value at end of
   period                                   $2.052           $1.885           $1.712               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD GLOBAL LEADERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.874           $1.849           $1.571           $1.174
  Accumulation Unit Value at end of
   period                                   $2.112           $1.874           $1.849           $1.571
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              104,724          123,366          141,301          136,702
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.791           $1.783           $1.584               --
  Accumulation Unit Value at end of
   period                                   $2.002           $1.791           $1.783               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                2                7               --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.503           $0.458           $0.458           $0.287
  Accumulation Unit Value at end of
   period                                   $0.548           $0.503           $0.458           $0.458
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               34,988           44,127           59,481           84,814
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.483           $0.444           $0.466               --
  Accumulation Unit Value at end of
   period                                   $0.522           $0.483           $0.444               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.293           $1.251           $1.126           $0.858
  Accumulation Unit Value at end of
   period                                   $1.336           $1.293           $1.251           $1.126
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               54,960           62,205           53,371           29,388
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.255           $1.224           $1.146               --
  Accumulation Unit Value at end of
   period                                   $1.286           $1.255           $1.224               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD GLOBAL HEALTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.481           $1.469           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.214           $1.481           $1.469               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               59,531           67,198           45,574               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD GLOBAL LEADERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.476           $1.792           $1.952           $1.315
  Accumulation Unit Value at end of
   period                                   $1.174           $1.476           $1.792           $1.952
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              149,612          173,294          174,669           54,890
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.473           $0.621           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.287           $0.473           $0.621               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               70,939           83,872           53,985               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.976               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.858               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,478               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

APP IV-4

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.450           $1.263           $1.091           $0.768
  Accumulation Unit Value at end of
   period                                   $1.605           $1.450           $1.263           $1.091
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               50,394           45,637           37,557           19,078
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.408           $1.236           $1.109               --
  Accumulation Unit Value at end of
   period                                   $1.544           $1.408           $1.236               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   15               16                9               --
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.296           $1.285           $1.211           $0.996
  Accumulation Unit Value at end of
   period                                   $1.423           $1.296           $1.285           $1.211
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               68,869           79,622           99,421          116,081
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.239           $1.239           $1.188               --
  Accumulation Unit Value at end of
   period                                   $1.348           $1.239           $1.239               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   26               27               --               --
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $4.733           $4.586           $4.206           $3.324
  Accumulation Unit Value at end of
   period                                   $5.396           $4.733           $4.586           $4.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               74,749           94,721          115,308          133,354
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.004           $0.981           $0.922               --
  Accumulation Unit Value at end of
   period                                   $1.135           $1.004           $0.981               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   12               13               --               --
HARTFORD INTERNATIONAL CAPITAL
 APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.345           $1.283           $1.042           $0.699
  Accumulation Unit Value at end of
   period                                   $1.649           $1.345           $1.283           $1.042
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               85,641           73,035           56,814           27,889
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.298           $1.249           $1.063               --
  Accumulation Unit Value at end of
   period                                   $1.577           $1.298           $1.249               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                2               --               --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $2.095           $1.850           $1.587           $1.207
  Accumulation Unit Value at end of
   period                                   $2.575           $2.095           $1.850           $1.587
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              180,057          203,885          229,281          250,801

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.986               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.768               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,200               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.083           $1.068           $1.070           $1.035
  Accumulation Unit Value at end of
   period                                   $0.996           $1.083           $1.068           $1.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               66,625           56,423           29,644           20,235
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $4.340           $5.012           $5.608           $4.712
  Accumulation Unit Value at end of
   period                                   $3.324           $4.340           $5.012           $5.608
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              146,694          178,287          194,774          191,225
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD INTERNATIONAL CAPITAL
 APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.854           $1.000               --               --
  Accumulation Unit Value at end of
   period                                   $0.699           $0.854               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               15,665            5,121               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.489           $1.856           $2.267           $1.641
  Accumulation Unit Value at end of
   period                                   $1.207           $1.489           $1.856           $2.267
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              281,655          339,519          399,368          391,871

                                                                    APP IV-5

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.128           $1.005           $0.879               --
  Accumulation Unit Value at end of
   period                                   $1.375           $1.128           $1.005               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   18               19                4               --
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.795           $1.532           $1.326           $0.874
  Accumulation Unit Value at end of
   period                                   $2.292           $1.795           $1.532           $1.326
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               36,735           33,338           18,203           13,557
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.731           $1.491           $1.330               --
  Accumulation Unit Value at end of
   period                                   $2.193           $1.731           $1.491               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   12               13               --               --
HARTFORD MIDCAP HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $3.702           $3.210           $2.791           $2.053
  Accumulation Unit Value at end of
   period                                   $4.085           $3.702           $3.210           $2.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              156,958          190,200          223,973          261,643
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.626           $2.296           $2.057               --
  Accumulation Unit Value at end of
   period                                   $2.873           $2.626           $2.296               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.504           $1.384           $1.205           $0.852
  Accumulation Unit Value at end of
   period                                   $1.751           $1.504           $1.384           $1.205
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              126,148          152,040          186,816          195,560
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.451           $1.347           $1.201               --
  Accumulation Unit Value at end of
   period                                   $1.675           $1.451           $1.347               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   22               22               22               --
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.929           $1.899           $1.905           $1.915
  Accumulation Unit Value at end of
   period                                   $1.994           $1.929           $1.899           $1.905
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              103,041           99,615          118,238          171,179
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.061           $1.054           $1.065               --
  Accumulation Unit Value at end of
   period                                   $1.088           $1.061           $1.054               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.932           $1.000               --               --
  Accumulation Unit Value at end of
   period                                   $0.874           $0.932               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,439              865               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD MIDCAP HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $2.423           $2.546           $2.056           $1.371
  Accumulation Unit Value at end of
   period                                   $2.053           $2.423           $2.546           $2.056
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              304,733          376,063          377,347          181,142
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.991           $1.000               --               --
  Accumulation Unit Value at end of
   period                                   $0.852           $0.991               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              155,364           51,670               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.911           $1.863           $1.777           $1.716
  Accumulation Unit Value at end of
   period                                   $1.915           $1.911           $1.863           $1.777
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              293,058          276,875          180,014          270,072
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

APP IV-6

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $2.875           $2.844           $2.765           $2.738
  Accumulation Unit Value at end of
   period                                   $2.972           $2.875           $2.844           $2.765
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               33,183           40,727           49,453           64,103
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.271           $1.268           $1.251               --
  Accumulation Unit Value at end of
   period                                   $1.303           $1.271           $1.268               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   14               14               --               --
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.352           $1.233           $1.082           $0.730
  Accumulation Unit Value at end of
   period                                   $1.427           $1.352           $1.233           $1.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               38,966           48,226           42,958           27,880
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.312           $1.207           $1.130               --
  Accumulation Unit Value at end of
   period                                   $1.373           $1.312           $1.207               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   17               18                1               --
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $2.278           $1.907           $1.721           $1.118
  Accumulation Unit Value at end of
   period                                   $2.575           $2.278           $1.907           $1.721
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              119,387          141,614          175,080          207,965
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.546           $1.305           $1.235               --
  Accumulation Unit Value at end of
   period                                   $1.733           $1.546           $1.305               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $5.942           $5.488           $5.335           $4.271
  Accumulation Unit Value at end of
   period                                   $6.728           $5.942           $5.488           $5.335
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              250,639          313,939          396,626          465,306
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.971           $0.905           $0.890               --
  Accumulation Unit Value at end of
   period                                   $1.090           $0.971           $0.905               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   31               31               26               --
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $3.139           $3.103           $3.003           $2.819
  Accumulation Unit Value at end of
   period                                   $3.249           $3.139           $3.103           $3.003
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              158,095          182,360          201,034          240,139

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $2.563           $2.414           $2.217           $2.211
  Accumulation Unit Value at end of
   period                                   $2.738           $2.563           $2.414           $2.217
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               94,164           60,191           43,651           52,197
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.929               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.730               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,631               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.622           $1.931           $2.251           $1.374
  Accumulation Unit Value at end of
   period                                   $1.118           $1.622           $1.931           $2.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              218,257          249,660          269,723          198,856
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $5.710           $6.587           $7.176           $6.066
  Accumulation Unit Value at end of
   period                                   $4.271           $5.710           $6.587           $7.176
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              522,928          614,994          655,469          638,407
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $2.593           $2.416           $2.185           $2.258
  Accumulation Unit Value at end of
   period                                   $2.819           $2.593           $2.416           $2.185
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              279,414          243,035          184,934          197,575

                                                                    APP IV-7

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.371           $1.366           $1.343               --
  Accumulation Unit Value at end of
   period                                   $1.407           $1.371           $1.366               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   25               26                3               --
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.093           $1.090           $1.082           $1.072
  Accumulation Unit Value at end of
   period                                   $1.123           $1.093           $1.090           $1.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               62,634           75,980           83,522          115,520
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.061           $1.067           $1.072               --
  Accumulation Unit Value at end of
   period                                   $1.081           $1.061           $1.067               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   20               20                3               --
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.133           $1.061           $0.971           $0.764
  Accumulation Unit Value at end of
   period                                   $1.363           $1.133           $1.061           $0.971
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               55,950           52,670           50,682           54,847
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.093           $1.032           $0.958               --
  Accumulation Unit Value at end of
   period                                   $1.304           $1.093           $1.032               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   12               12               --               --
HARTFORD VALUE OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.403           $1.311           $1.117           $0.797
  Accumulation Unit Value at end of
   period                                   $1.649           $1.403           $1.311           $1.117
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               57,227           53,865           30,338           12,917
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.362           $1.284           $1.136               --
  Accumulation Unit Value at end of
   period                                   $1.587           $1.362           $1.284               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   12               12               --               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.007               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.072               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              159,439               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.000           $1.000               --               --
  Accumulation Unit Value at end of
   period                                   $0.764           $1.000               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               46,156           19,695               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD VALUE OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.975               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.797               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,475               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

APP IV-8

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
EVERGREEN VA BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.970           $0.933           $0.888           $0.777
  Accumulation Unit Value at end of
   period                                   $1.052           $0.970           $0.933           $0.888
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.925           $0.898           $0.871               --
  Accumulation Unit Value at end of
   period                                   $0.995           $0.925           $0.898               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
EVERGREEN VA FUNDAMENTAL LARGE CAP
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.229           $1.141           $1.058           $1.009
  Accumulation Unit Value at end of
   period                                   $1.367           $1.229           $1.141           $1.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  269              287              325              346
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.143           $1.071           $1.014               --
  Accumulation Unit Value at end of
   period                                   $1.261           $1.143           $1.071               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
EVERGREEN VA GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.312           $1.247           $1.109           $0.808
  Accumulation Unit Value at end of
   period                                   $1.439           $1.312           $1.247           $1.109
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  182              185              192              192
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.916           $0.878           $0.818               --
  Accumulation Unit Value at end of
   period                                   $0.996           $0.916           $0.878               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
EVERGREEN VA INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.651           $1.441           $1.224           $0.944
  Accumulation Unit Value at end of
   period                                   $2.008           $1.651           $1.441           $1.224
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  261              344              379              424
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.988           $0.870           $0.758               --
  Accumulation Unit Value at end of
   period                                   $1.192           $0.988           $0.870               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
EVERGREEN VA OMEGA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.814           $0.794           $0.750           $0.542
  Accumulation Unit Value at end of
   period                                   $0.853           $0.814           $0.794           $0.750
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               31

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
EVERGREEN VA BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.814               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.777               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
EVERGREEN VA FUNDAMENTAL LARGE CAP
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
EVERGREEN VA GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.120           $1.215           $1.086           $0.907
  Accumulation Unit Value at end of
   period                                   $0.808           $1.120           $1.215           $1.086
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  454              657              872              806
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
EVERGREEN VA INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.068           $1.321           $1.409           $1.109
  Accumulation Unit Value at end of
   period                                   $0.944           $1.068           $1.321           $1.409
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  666            1,056            1,240            1,350
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
EVERGREEN VA OMEGA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.736           $0.874           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.542           $0.736           $0.874               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   29               29              174               --

                                                                    APP IV-9

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.613           $0.603           $0.587               --
  Accumulation Unit Value at end of
   period                                   $0.636           $0.613           $0.603               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
EVERGREEN VA SPECIAL VALUES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.787           $1.634           $1.374           $1.074
  Accumulation Unit Value at end of
   period                                   $2.145           $1.787           $1.634           $1.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   14               14                1                1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.344           $1.239           $1.074               --
  Accumulation Unit Value at end of
   period                                   $1.600           $1.344           $1.239               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
EVERGREEN VA SPECIAL VALUES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.355               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.074               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   20               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

APP IV-10

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
BLACKROCK GLOBAL GROWTH V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.970           $0.854           $0.750           $0.569
  Accumulation Unit Value at end of
   period                                   $1.169           $0.970           $0.854           $0.750
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  565              544              597              615
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.318           $8.270           $7.283               --
  Accumulation Unit Value at end of
   period                                  $11.133           $9.318           $8.270               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
BLACKROCK LARGE CAP GROWTH V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.957           $0.876           $0.827           $0.622
  Accumulation Unit Value at end of
   period                                   $1.013           $0.957           $0.876           $0.827
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  903            1,001            1,238            1,310
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.192           $8.484           $8.353               --
  Accumulation Unit Value at end of
   period                                   $9.650           $9.192           $8.484               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
BLACKROCK GLOBAL GROWTH V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.797           $1.049           $1.249           $1.000
  Accumulation Unit Value at end of
   period                                   $0.569           $0.797           $1.049           $1.249
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  719            1,017              963               30
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
BLACKROCK LARGE CAP GROWTH V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.822           $0.917           $1.105           $1.000
  Accumulation Unit Value at end of
   period                                   $0.622           $0.822           $0.917           $1.105
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,483            1,577            1,389               11
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

                                                                   APP IV-11

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
JENNISON 20/20 FOCUS PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.270           $1.061           $0.931           $0.732
  Accumulation Unit Value at end of
   period                                   $1.425           $1.270           $1.061           $0.931
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.224          $10.295           $9.276               --
  Accumulation Unit Value at end of
   period                                  $13.600          $12.224          $10.295               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
JENNISON PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.665           $0.591           $0.548           $0.428
  Accumulation Unit Value at end of
   period                                   $0.666           $0.665           $0.591           $0.548
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.404           $5.735           $5.450               --
  Accumulation Unit Value at end of
   period                                   $6.356           $6.404           $5.735               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
PRUDENTIAL VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.197           $1.043           $0.911           $0.723
  Accumulation Unit Value at end of
   period                                   $1.411           $1.197           $1.043           $0.911
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.155           $1.015           $0.918               --
  Accumulation Unit Value at end of
   period                                   $1.351           $1.155           $1.015               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
SP WILLIAM BLAIR INTERNATIONAL GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.016           $0.888           $0.775           $0.564
  Accumulation Unit Value at end of
   period                                   $1.209           $1.016           $0.888           $0.775
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.981           $0.865           $0.768               --
  Accumulation Unit Value at end of
   period                                   $1.157           $0.981           $0.865               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
JENNISON 20/20 FOCUS PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.957           $0.982           $1.000
  Accumulation Unit Value at end of
   period                                   $0.732           $0.957           $0.982
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
JENNISON PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.630           $0.783           $1.000
  Accumulation Unit Value at end of
   period                                   $0.428           $0.630           $0.783
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
PRUDENTIAL VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.943           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.723           $0.943               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
SP WILLIAM BLAIR INTERNATIONAL GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.740           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.564           $0.740               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

APP IV-12

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2006             2005             2004
-----------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.199           $1.156           $1.071
  Accumulation Unit Value at end
   of period                          $1.328           $1.199           $1.156
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        342              381              432
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.161           $1.130           $1.072
  Accumulation Unit Value at end
   of period                          $1.275           $1.161           $1.130
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
WELLS FARGO ADVANTAGE VT C&B
 LARGE CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.104           $1.084           $0.987
  Accumulation Unit Value at end
   of period                          $1.331           $1.104           $1.084
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        194              216              224
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.069           $1.059           $0.986
  Accumulation Unit Value at end
   of period                          $1.278           $1.069           $1.059
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.262          $10.525               --
  Accumulation Unit Value at end
   of period                         $12.751          $11.262               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.206          $10.517               --
  Accumulation Unit Value at end
   of period                         $12.580          $11.206               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
WELLS FARGO ADVANTAGE VT EQUITY
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.207           $1.160           $1.057
  Accumulation Unit Value at end
   of period                          $1.413           $1.207           $1.160
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         61               67               94
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.169           $1.133           $1.057
  Accumulation Unit Value at end
   of period                          $1.357           $1.169           $1.133
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL CORE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.224           $1.130           $1.043
  Accumulation Unit Value at end
   of period                          $1.460           $1.224           $1.130
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         97               98              101
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.185           $1.103           $1.027
  Accumulation Unit Value at end
   of period                          $1.402           $1.185           $1.103
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY CORE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $0.986           $1.022           $0.954
  Accumulation Unit Value at end
   of period                          $1.126           $0.986           $1.022
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         12               27               31

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2003             2002             2001
--------------------------------  --------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $0.888           $1.032           $1.000
  Accumulation Unit Value at end
   of period                          $1.071           $0.888           $1.032
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        417              418               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
WELLS FARGO ADVANTAGE VT C&B
 LARGE CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $0.796           $1.061           $1.000
  Accumulation Unit Value at end
   of period                          $0.987           $0.796           $1.061
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        229              124               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
WELLS FARGO ADVANTAGE VT EQUITY
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $0.848           $1.064           $1.000
  Accumulation Unit Value at end
   of period                          $1.057           $0.848           $1.064
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         89              158               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL CORE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $0.804           $1.056           $1.000
  Accumulation Unit Value at end
   of period                          $1.043           $0.804           $1.056
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        153              150               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY CORE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $0.782           $1.068           $1.000
  Accumulation Unit Value at end
   of period                          $0.954           $0.782           $1.068
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         35               39               --

                                                                   APP IV-13

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2006             2005             2004
-----------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $0.955           $0.998           $0.952
  Accumulation Unit Value at end
   of period                          $1.081           $0.955           $0.998
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.065           $1.020           $1.000
  Accumulation Unit Value at end
   of period                          $1.076           $1.065           $1.020
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        261              247              260
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.031           $0.996           $0.995
  Accumulation Unit Value at end
   of period                          $1.033           $1.031           $0.996
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
WELLS FARGO ADVANTAGE VT MONEY
 MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.001           $0.988           $0.994
  Accumulation Unit Value at end
   of period                          $1.033           $1.001           $0.988
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               69
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $0.969           $0.965           $0.977
  Accumulation Unit Value at end
   of period                          $0.991           $0.969           $0.965
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.860          $10.331               --
  Accumulation Unit Value at end
   of period                         $12.035          $10.860               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         13                2               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.806          $10.322               --
  Accumulation Unit Value at end
   of period                         $11.874          $10.806               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
WELLS FARGO ADVANTAGE VT SMALL
 CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.168           $1.113           $0.991
  Accumulation Unit Value at end
   of period                          $1.416           $1.168           $1.113
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         28               26               33
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.131           $1.087           $1.029
  Accumulation Unit Value at end
   of period                          $1.359           $1.131           $1.087
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
WELLS FARGO ADVANTAGE VT
 SMALL/MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.108          $10.826               --
  Accumulation Unit Value at end
   of period                         $13.837          $12.108               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1               --               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.047          $10.818               --
  Accumulation Unit Value at end
   of period                         $13.652          $12.047               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2003             2002             2001
--------------------------------  --------------------------------------------
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $0.802           $1.128           $1.000
  Accumulation Unit Value at end
   of period                          $1.000           $0.802           $1.128
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        221              289               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
WELLS FARGO ADVANTAGE VT MONEY
 MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.001           $1.001           $1.000
  Accumulation Unit Value at end
   of period                          $0.994           $1.001           $1.001
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         79               44               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
WELLS FARGO ADVANTAGE VT SMALL
 CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $0.705           $1.155           $1.000
  Accumulation Unit Value at end
   of period                          $0.991           $0.705           $1.155
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         18               15               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
WELLS FARGO ADVANTAGE VT
 SMALL/MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --

APP IV-14

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2006             2005             2004
-----------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL
 RETURN BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.164           $1.156           $1.121
  Accumulation Unit Value at end
   of period                          $1.194           $1.164           $1.156
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        100              115              181
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.127           $1.129           $1.112
  Accumulation Unit Value at end
   of period                          $1.146           $1.127           $1.129
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2003             2002             2001
--------------------------------  --------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL
 RETURN BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.047           $0.984           $1.000
  Accumulation Unit Value at end
   of period                          $1.121           $1.047           $0.984
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        247              164               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --

-------------------------------------------------------------------------------

To obtain a Statement of Additional Information, please complete the form below and mail to:


         The Hartford
       Attn: U.S. Wealth Management
       P.O. Box 5085
       Hartford, Connecticut 06102-5085


Please send a Statement of Additional Information for Series VII and Series VIIR of The Director variable annuity to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              SEPARATE ACCOUNT ONE

                   SERIES VII AND SERIES VIIR OF THE DIRECTOR

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.


To obtain a Prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: U.S. Wealth Management, P.O. Box 5085, Hartford, CT 06102-5085.



Date of Prospectus: May 1, 2007
Date of Statement of Additional Information: May 1, 2007


TABLE OF CONTENTS

GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                2
  Total Return for all Sub-Accounts                                            2
  Yield for Sub-Accounts                                                       3
  Money Market Sub-Accounts                                                    3
  Additional Materials                                                         3
  Performance Comparisons                                                      3
ACCUMULATION UNIT VALUES                                                       4
FINANCIAL STATEMENTS                                                        SA-1

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2006 and 2005, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2006 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 29, 2007 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account One (the "Account") as of December 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 19, 2007, which reports are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2006: $22,210,831; 2005: $72,602,599; and 2004; $242,646,129.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

-------------------------------------------------------------------------------

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula Hartford uses to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


ACCUMULATION UNIT VALUES


(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)


The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.



There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the Prospectus, which assumes you select either no optional benefits or all optional benefits.



                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $4.793           $4.526           $4.417           $3.775
  Accumulation Unit Value at end of
   period                                   $5.240           $4.793           $4.526           $4.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              524,275          664,969          849,089          990,614
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $4.745           $4.487           $4.386           $3.754
  Accumulation Unit Value at end of
   period                                   $5.180           $4.745           $4.487           $4.386
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,371           13,573           16,313           18,005
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $4.746           $4.490           $4.391           $3.760
  Accumulation Unit Value at end of
   period                                   $5.178           $4.746           $4.490           $4.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,240            9,007            9,899            8,909
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $4.699           $4.452           $4.361           $3.740
  Accumulation Unit Value at end of
   period                                   $5.119           $4.699           $4.452           $4.361
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               27,343           30,425           34,277           34,998
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $4.699           $4.452           $4.361           $3.740
  Accumulation Unit Value at end of
   period                                   $5.119           $4.699           $4.452           $4.361
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               27,343           30,425           34,277           34,998
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $4.675           $4.436           $4.370               --
  Accumulation Unit Value at end of
   period                                   $5.085           $4.675           $4.436               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,813            2,731            2,761               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $4.675           $4.436           $4.352           $3.737
  Accumulation Unit Value at end of
   period                                   $5.085           $4.675           $4.436           $4.352
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,813            2,731            2,761            2,279
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $4.667           $4.431           $4.348           $3.736
  Accumulation Unit Value at end of
   period                                   $5.074           $4.667           $4.431           $4.348
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,555            2,668            2,975            2,597
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.087           $1.033           $1.019               --
  Accumulation Unit Value at end of
   period                                   $1.180           $1.087           $1.033               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  377              364              383               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $4.434           $4.708           $4.803           $4.398
  Accumulation Unit Value at end of
   period                                   $3.775           $4.434           $4.708           $4.803
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            1,098,795        1,267,553        1,358,395        1,425,393
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $4.416           $4.696           $4.798           $4.663
  Accumulation Unit Value at end of
   period                                   $3.754           $4.416           $4.696           $4.798
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               18,905           19,558           16,402            7,318
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $4.426           $4.767               --               --
  Accumulation Unit Value at end of
   period                                   $3.760           $4.426               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,893            5,847               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $3.589               --               --               --
  Accumulation Unit Value at end of
   period                                   $3.740               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,973               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $4.408           $4.754               --               --
  Accumulation Unit Value at end of
   period                                   $3.740           $4.408               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,973            2,085               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $3.589               --               --               --
  Accumulation Unit Value at end of
   period                                   $3.737               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  382               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $3.589               --               --               --
  Accumulation Unit Value at end of
   period                                   $3.736               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  303               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $4.643           $4.415           $4.356               --
  Accumulation Unit Value at end of
   period                                   $5.040           $4.643           $4.415               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,421            2,661            2,309               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $4.643           $4.415           $4.339           $3.734
  Accumulation Unit Value at end of
   period                                   $5.040           $4.643           $4.415           $4.339
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,421            2,661            2,309              704
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.079           $1.028           $1.015               --
  Accumulation Unit Value at end of
   period                                   $1.170           $1.079           $1.028               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.563          $10.133           $8.596           $6.113
  Accumulation Unit Value at end of
   period                                  $13.317          $11.563          $10.133           $8.596
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              275,831          331,508          391,196          435,058
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.448          $10.048           $8.536           $6.080
  Accumulation Unit Value at end of
   period                                  $13.165          $11.448          $10.048           $8.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,367            7,402            8,139            8,681
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.450          $10.054           $8.546           $6.090
  Accumulation Unit Value at end of
   period                                  $13.160          $11.450          $10.054           $8.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,387            6,833            7,133            5,933
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.336           $9.969           $8.487           $6.057
  Accumulation Unit Value at end of
   period                                  $13.010          $11.336           $9.969           $8.487
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               16,577           18,326           19,711           19,063
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.336           $9.969           $8.487           $6.057
  Accumulation Unit Value at end of
   period                                  $13.010          $11.336           $9.969           $8.487
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               16,577           18,326           19,711           19,063
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.278           $9.933           $8.595               --
  Accumulation Unit Value at end of
   period                                  $12.924          $11.278           $9.933               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,173            2,208            2,104               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.278           $9.933           $8.469           $6.053
  Accumulation Unit Value at end of
   period                                  $12.924          $11.278           $9.933           $8.469
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,173            2,208            2,104            1,619

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $3.589               --               --               --
  Accumulation Unit Value at end of
   period                                   $3.734               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  146               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $7.709           $8.388           $7.501           $5.526
  Accumulation Unit Value at end of
   period                                   $6.113           $7.709           $8.388           $7.501
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              474,117          551,294          573,419          537,835
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.678           $8.367           $7.494           $6.255
  Accumulation Unit Value at end of
   period                                   $6.080           $7.678           $8.367           $7.494
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,801            8,950            7,125            2,064
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.695           $8.843               --               --
  Accumulation Unit Value at end of
   period                                   $6.090           $7.695               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,328            3,892               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.451               --               --               --
  Accumulation Unit Value at end of
   period                                   $6.057               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,381               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.664           $8.820               --               --
  Accumulation Unit Value at end of
   period                                   $6.057           $7.664               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,381            1,167               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.451               --               --               --
  Accumulation Unit Value at end of
   period                                   $6.053               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  244               --               --               --

6                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $11.259           $9.921           $8.463           $6.052
  Accumulation Unit Value at end of
   period                                  $12.896          $11.259           $9.921           $8.463
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,904            2,064            2,189            1,656
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.986           $1.752           $1.518               --
  Accumulation Unit Value at end of
   period                                   $2.272           $1.986           $1.752               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  536              531              365               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $11.202           $9.885           $8.569               --
  Accumulation Unit Value at end of
   period                                  $12.810          $11.202           $9.885               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,922            2,138            2,120               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.202           $9.885           $8.445           $6.048
  Accumulation Unit Value at end of
   period                                  $12.810          $11.202           $9.885           $8.445
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,922            2,138            2,120              526
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.972           $1.743           $1.513               --
  Accumulation Unit Value at end of
   period                                   $2.252           $1.972           $1.743               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   33               34               23               --
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.284           $1.220           $1.139           $0.896
  Accumulation Unit Value at end of
   period                                   $1.426           $1.284           $1.220           $1.139
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              133,074          158,942          175,924          191,413
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.271           $1.209           $1.131           $0.891
  Accumulation Unit Value at end of
   period                                   $1.410           $1.271           $1.209           $1.131
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,725            8,916            9,505           10,728
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.271           $1.210           $1.133           $0.892
  Accumulation Unit Value at end of
   period                                   $1.409           $1.271           $1.210           $1.133
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,425            7,789            6,778            4,842
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.259           $1.200           $1.125           $0.887
  Accumulation Unit Value at end of
   period                                   $1.393           $1.259           $1.200           $1.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               17,740           18,751           18,307           17,074
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.259           $1.200           $1.125           $0.887
  Accumulation Unit Value at end of
   period                                   $1.393           $1.259           $1.200           $1.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               17,740           18,751           18,307           17,074

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  ------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $5.451               --               --               --
  Accumulation Unit Value at end of
   period                                   $6.052               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  154               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.451               --               --               --
  Accumulation Unit Value at end of
   period                                   $6.048               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  147               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.204           $1.325           $1.422           $1.182
  Accumulation Unit Value at end of
   period                                   $0.896           $1.204           $1.325           $1.422
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              187,354          190,354          156,473           78,909
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.199           $1.322           $1.420           $1.281
  Accumulation Unit Value at end of
   period                                   $0.891           $1.199           $1.322           $1.420
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,718           10,571            8,838            3,576
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.201           $1.390               --               --
  Accumulation Unit Value at end of
   period                                   $0.892           $1.201               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,699            2,500               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.840               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.887               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,557               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.197           $1.387               --               --
  Accumulation Unit Value at end of
   period                                   $0.887           $1.197               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,557            1,104               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                7

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.252           $1.196           $1.139               --
  Accumulation Unit Value at end of
   period                                   $1.384           $1.252           $1.196               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,262            3,245            2,088               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.252           $1.196           $1.122           $0.887
  Accumulation Unit Value at end of
   period                                   $1.384           $1.252           $1.196           $1.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,262            3,245            2,088              938
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.250           $1.194           $1.122           $0.887
  Accumulation Unit Value at end of
   period                                   $1.381           $1.250           $1.194           $1.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,847            2,930            2,845            1,426
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.758          $10.288           $9.812               --
  Accumulation Unit Value at end of
   period                                  $11.870          $10.758          $10.288               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7                6                5               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.244           $1.190           $1.135               --
  Accumulation Unit Value at end of
   period                                   $1.372           $1.244           $1.190               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,815            5,988            3,911               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.244           $1.190           $1.119           $0.886
  Accumulation Unit Value at end of
   period                                   $1.372           $1.244           $1.190           $1.119
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,815            5,988            3,911              905
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.133           $1.086           $1.037               --
  Accumulation Unit Value at end of
   period                                   $1.247           $1.133           $1.086               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   62               62                3               --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $3.289           $3.143           $2.831           $2.261
  Accumulation Unit Value at end of
   period                                   $3.909           $3.289           $3.143           $2.831
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              491,809          579,183          627,365          664,685
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $3.256           $3.116           $2.811           $2.248
  Accumulation Unit Value at end of
   period                                   $3.865           $3.256           $3.116           $2.811
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,842           12,825           13,014           13,057
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $3.257           $3.118           $2.814           $2.252
  Accumulation Unit Value at end of
   period                                   $3.863           $3.257           $3.118           $2.814
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               13,689           13,981           13,084            9,357

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  ------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.840               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.887               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  152               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.840               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.887               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   30               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.840               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.886               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   50               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $2.669           $2.816           $2.570           $2.471
  Accumulation Unit Value at end of
   period                                   $2.261           $2.669           $2.816           $2.570
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              679,820          690,922          678,899          760,046
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $2.658           $2.809           $2.567           $2.655
  Accumulation Unit Value at end of
   period                                   $2.248           $2.658           $2.809           $2.567
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,719            9,103            5,687            2,453
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $2.664           $2.754               --               --
  Accumulation Unit Value at end of
   period                                   $2.252           $2.664               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,905            4,063               --               --

8                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $3.224           $3.092           $2.795           $2.240
  Accumulation Unit Value at end of
   period                                   $3.819           $3.224           $3.092           $2.795
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               44,550           47,327           46,907           44,068
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $3.224           $3.092           $2.795           $2.240
  Accumulation Unit Value at end of
   period                                   $3.819           $3.224           $3.092           $2.795
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               44,550           47,327           46,907           44,068
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $3.208           $3.081           $2.793               --
  Accumulation Unit Value at end of
   period                                   $3.794           $3.208           $3.081               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,013            5,054            4,615               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $3.208           $3.081           $2.789           $2.238
  Accumulation Unit Value at end of
   period                                   $3.794           $3.208           $3.081           $2.789
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,013            5,054            4,615            3,351
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $3.202           $3.077           $2.787           $2.238
  Accumulation Unit Value at end of
   period                                   $3.786           $3.202           $3.077           $2.787
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,464            4,498            4,527            3,249
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.292           $1.243           $1.128               --
  Accumulation Unit Value at end of
   period                                   $1.526           $1.292           $1.243               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  516              446              446               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $3.186           $3.066           $2.785               --
  Accumulation Unit Value at end of
   period                                   $3.761           $3.186           $3.066               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,401            5,724            4,648               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $3.186           $3.066           $2.781           $2.236
  Accumulation Unit Value at end of
   period                                   $3.761           $3.186           $3.066           $2.781
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,401            5,724            4,648            1,178
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.284           $1.237           $1.125               --
  Accumulation Unit Value at end of
   period                                   $1.513           $1.284           $1.237               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   16               17               11               --
HARTFORD EQUITY INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.202           $1.161           $1.074           $1.000
  Accumulation Unit Value at end of
   period                                   $1.434           $1.202           $1.161           $1.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               90,534           79,776           25,818            1,894

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  ------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.133               --               --               --
  Accumulation Unit Value at end of
   period                                   $2.240               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,663               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $2.653           $2.747               --               --
  Accumulation Unit Value at end of
   period                                   $2.240           $2.653               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,663            1,722               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.133               --               --               --
  Accumulation Unit Value at end of
   period                                   $2.238               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  481               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $2.133               --               --               --
  Accumulation Unit Value at end of
   period                                   $2.238               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  368               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.133               --               --               --
  Accumulation Unit Value at end of
   period                                   $2.236               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  243               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD EQUITY INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                9

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.198           $1.159           $1.074           $1.000
  Accumulation Unit Value at end of
   period                                   $1.427           $1.198           $1.159           $1.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,529            2,949              980               66
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.197           $1.158           $1.074           $1.000
  Accumulation Unit Value at end of
   period                                   $1.425           $1.197           $1.158           $1.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,399            1,716            1,037               45
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.193           $1.156           $1.074           $1.000
  Accumulation Unit Value at end of
   period                                   $1.418           $1.193           $1.156           $1.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,632            5,229            1,965               76
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.193           $1.156           $1.074           $1.000
  Accumulation Unit Value at end of
   period                                   $1.418           $1.193           $1.156           $1.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,632            5,229            1,965               76
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.189           $1.154           $1.065               --
  Accumulation Unit Value at end of
   period                                   $1.411           $1.189           $1.154               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,477              799              213               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.189           $1.154           $1.073           $1.000
  Accumulation Unit Value at end of
   period                                   $1.411           $1.189           $1.154           $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,477              799              213               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.188           $1.154           $1.073           $1.000
  Accumulation Unit Value at end of
   period                                   $1.409           $1.188           $1.154           $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,146            1,016              578              290
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.185           $1.152           $1.065               --
  Accumulation Unit Value at end of
   period                                   $1.405           $1.185           $1.152               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   12               10                1               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.184           $1.152           $1.064               --
  Accumulation Unit Value at end of
   period                                   $1.402           $1.184           $1.152               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  834              861              530               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.184           $1.152           $1.073           $1.000
  Accumulation Unit Value at end of
   period                                   $1.402           $1.184           $1.152           $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  834              861              530               --

                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  ------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

10                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.180           $1.150           $1.064               --
  Accumulation Unit Value at end of
   period                                   $1.396           $1.180           $1.150               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD FOCUS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.076           $0.991           $0.973           $0.767
  Accumulation Unit Value at end of
   period                                   $1.165           $1.076           $0.991           $0.973
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               14,462           18,378           19,507           23,736
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.068           $0.986           $0.969           $0.765
  Accumulation Unit Value at end of
   period                                   $1.156           $1.068           $0.986           $0.969
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  558              724              643              817
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.066           $0.984           $0.968           $0.765
  Accumulation Unit Value at end of
   period                                   $1.152           $1.066           $0.984           $0.968
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,085            1,390            1,663            1,828
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.058           $0.979           $0.964           $0.763
  Accumulation Unit Value at end of
   period                                   $1.143           $1.058           $0.979           $0.964
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,743            3,287            3,644            3,889
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.058           $0.979           $0.964           $0.763
  Accumulation Unit Value at end of
   period                                   $1.143           $1.058           $0.979           $0.964
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,743            3,287            3,644            3,889
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.053           $0.975           $0.967               --
  Accumulation Unit Value at end of
   period                                   $1.135           $1.053           $0.975               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  358              202              168               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.053           $0.975           $0.962           $0.762
  Accumulation Unit Value at end of
   period                                   $1.135           $1.053           $0.975           $0.962
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  358              202              168              154
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.051           $0.974           $0.961           $0.762
  Accumulation Unit Value at end of
   period                                   $1.133           $1.051           $0.974           $0.961
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  462              514              559              410
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.045           $0.969           $0.962               --
  Accumulation Unit Value at end of
   period                                   $1.125           $1.045           $0.969               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9               25               --               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD FOCUS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.031           $1.000               --               --
  Accumulation Unit Value at end of
   period                                   $0.767           $1.031               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               26,548           16,775               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.029           $1.000               --               --
  Accumulation Unit Value at end of
   period                                   $0.765           $1.029               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  868              578               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.029           $1.000               --               --
  Accumulation Unit Value at end of
   period                                   $0.765           $1.029               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,837            1,019               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.698               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.763               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,190               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.028           $1.000               --               --
  Accumulation Unit Value at end of
   period                                   $0.763           $1.028               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,190              284               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.698               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.762               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   75               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.698               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.762               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               11

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.046           $0.970           $0.964               --
  Accumulation Unit Value at end of
   period                                   $1.125           $1.046           $0.970               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  267              322              257               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.046           $0.970           $0.959           $0.762
  Accumulation Unit Value at end of
   period                                   $1.125           $1.046           $0.970           $0.959
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  267              322              257               64
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.038           $0.964           $0.959               --
  Accumulation Unit Value at end of
   period                                   $1.115           $1.038           $0.964               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD GLOBAL ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.892           $1.853           $1.664           $1.378
  Accumulation Unit Value at end of
   period                                   $2.034           $1.892           $1.853           $1.664
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               73,542           90,311          108,710          112,019
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.873           $1.838           $1.653           $1.371
  Accumulation Unit Value at end of
   period                                   $2.010           $1.873           $1.838           $1.653
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,078            2,398            2,474            2,208
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.873           $1.839           $1.655           $1.373
  Accumulation Unit Value at end of
   period                                   $2.010           $1.873           $1.839           $1.655
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,041            1,103              990              897
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.855           $1.823           $1.643           $1.366
  Accumulation Unit Value at end of
   period                                   $1.987           $1.855           $1.823           $1.643
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,920            4,287            4,570            3,273
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.855           $1.823           $1.643           $1.366
  Accumulation Unit Value at end of
   period                                   $1.987           $1.855           $1.823           $1.643
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,920            4,287            4,570            3,273
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.845           $1.817           $1.682               --
  Accumulation Unit Value at end of
   period                                   $1.974           $1.845           $1.817               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  316              319              340               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.845           $1.817           $1.640           $1.365
  Accumulation Unit Value at end of
   period                                   $1.974           $1.845           $1.817           $1.640
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  316              319              340               95

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.698               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.762               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   29               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD GLOBAL ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.533           $1.656           $1.796           $1.476
  Accumulation Unit Value at end of
   period                                   $1.378           $1.533           $1.656           $1.796
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              123,500          139,322          152,814          149,495
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.527           $1.652           $1.794           $1.576
  Accumulation Unit Value at end of
   period                                   $1.371           $1.527           $1.652           $1.794
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,292            2,529            2,288              954
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.530           $1.656               --               --
  Accumulation Unit Value at end of
   period                                   $1.373           $1.530               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  743              353               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.334               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.366               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,068               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.524           $1.651               --               --
  Accumulation Unit Value at end of
   period                                   $1.366           $1.524               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,068              196               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.334               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.365               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   24               --               --               --

12                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.842           $1.814           $1.639           $1.365
  Accumulation Unit Value at end of
   period                                   $1.969           $1.842           $1.814           $1.639
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  355              359              359              314
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.199           $1.182           $1.096               --
  Accumulation Unit Value at end of
   period                                   $1.280           $1.199           $1.182               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   28               30               20               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.833           $1.808           $1.677               --
  Accumulation Unit Value at end of
   period                                   $1.956           $1.833           $1.808               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  413              433              313               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.833           $1.808           $1.635           $1.364
  Accumulation Unit Value at end of
   period                                   $1.956           $1.833           $1.808           $1.635
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  413              433              313              140
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.191           $1.176           $1.092               --
  Accumulation Unit Value at end of
   period                                   $1.269           $1.191           $1.176               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD GLOBAL COMMUNICATIONS HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.119           $0.955           $0.785           $0.496
  Accumulation Unit Value at end of
   period                                   $1.349           $1.119           $0.955           $0.785
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,085            4,689            6,449            9,607
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.111           $0.950           $0.782           $0.494
  Accumulation Unit Value at end of
   period                                   $1.337           $1.111           $0.950           $0.782
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  205              238              286              323
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.109           $0.948           $0.781           $0.494
  Accumulation Unit Value at end of
   period                                   $1.333           $1.109           $0.948           $0.781
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  161              213              295              127
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.101           $0.943           $0.778           $0.493
  Accumulation Unit Value at end of
   period                                   $1.322           $1.101           $0.943           $0.778
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  999            1,172            1,378            1,376
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.101           $0.943           $0.778           $0.493
  Accumulation Unit Value at end of
   period                                   $1.322           $1.101           $0.943           $0.778
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  999            1,172            1,378            1,376

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.334               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.365               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.334               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.364               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD GLOBAL COMMUNICATIONS HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.711           $1.000               --               --
  Accumulation Unit Value at end of
   period                                   $0.496           $0.711               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,222            1,221               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.710           $1.000               --               --
  Accumulation Unit Value at end of
   period                                   $0.494           $0.710               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  201               22               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.710           $1.000               --               --
  Accumulation Unit Value at end of
   period                                   $0.494           $0.710               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   63               37               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.397               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.493               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  367               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.709           $1.000               --               --
  Accumulation Unit Value at end of
   period                                   $0.493           $0.709               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  367               99               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               13

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.095           $0.940           $0.796               --
  Accumulation Unit Value at end of
   period                                   $1.313           $1.095           $0.940               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  105              107               96               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.095           $0.940           $0.776           $0.492
  Accumulation Unit Value at end of
   period                                   $1.313           $1.095           $0.940           $0.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  105              107               96              140
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.093           $0.939           $0.776           $0.492
  Accumulation Unit Value at end of
   period                                   $1.311           $1.093           $0.939           $0.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  133              144              147               66
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.087           $0.934           $0.792               --
  Accumulation Unit Value at end of
   period                                   $1.302           $1.087           $0.934               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                2                2               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.088           $0.935           $0.793               --
  Accumulation Unit Value at end of
   period                                   $1.302           $1.088           $0.935               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   34               41               45               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.088           $0.935           $0.774           $0.492
  Accumulation Unit Value at end of
   period                                   $1.302           $1.088           $0.935           $0.774
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   34               41               45               41
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.080           $0.930           $0.790               --
  Accumulation Unit Value at end of
   period                                   $1.290           $1.080           $0.930               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD GLOBAL FINANCIAL SERVICES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.187           $1.089           $0.981           $0.763
  Accumulation Unit Value at end of
   period                                   $1.416           $1.187           $1.089           $0.981
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,817            3,594            4,996            6,179
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.179           $1.083           $0.977           $0.761
  Accumulation Unit Value at end of
   period                                   $1.404           $1.179           $1.083           $0.977
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  276              307              364              567
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.176           $1.081           $0.976           $0.760
  Accumulation Unit Value at end of
   period                                   $1.400           $1.176           $1.081           $0.976
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  249              297              323              277

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.397               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.492               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.397               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.492               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.397               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.492               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD GLOBAL FINANCIAL SERVICES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.952           $1.000               --               --
  Accumulation Unit Value at end of
   period                                   $0.763           $0.952               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,328            3,277               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.951           $1.000               --               --
  Accumulation Unit Value at end of
   period                                   $0.761           $0.951               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  392              180               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.951           $1.000               --               --
  Accumulation Unit Value at end of
   period                                   $0.760           $0.951               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  263              118               --               --

14                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.168           $1.075           $0.972           $0.758
  Accumulation Unit Value at end of
   period                                   $1.389           $1.168           $1.075           $0.972
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,046            1,346            1,486            1,546
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.168           $1.075           $0.972           $0.758
  Accumulation Unit Value at end of
   period                                   $1.389           $1.168           $1.075           $0.972
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,046            1,346            1,486            1,546
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.162           $1.071           $0.988               --
  Accumulation Unit Value at end of
   period                                   $1.379           $1.162           $1.071               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  128              130              194               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.162           $1.071           $0.970           $0.758
  Accumulation Unit Value at end of
   period                                   $1.379           $1.162           $1.071           $0.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  128              130              194              172
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.160           $1.070           $0.969           $0.757
  Accumulation Unit Value at end of
   period                                   $1.376           $1.160           $1.070           $0.969
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  127              151              153              165
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.153           $1.064           $0.983               --
  Accumulation Unit Value at end of
   period                                   $1.367           $1.153           $1.064               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.154           $1.066           $0.985               --
  Accumulation Unit Value at end of
   period                                   $1.367           $1.154           $1.066               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   91               98              100               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.154           $1.066           $0.967           $0.757
  Accumulation Unit Value at end of
   period                                   $1.367           $1.154           $1.066           $0.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   91               98              100               55
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.145           $1.059           $0.980               --
  Accumulation Unit Value at end of
   period                                   $1.355           $1.145           $1.059               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD GLOBAL HEALTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.962           $1.767           $1.587           $1.214
  Accumulation Unit Value at end of
   period                                   $2.155           $1.962           $1.767           $1.587
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               35,996           43,395           53,369           58,678

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.756               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.758               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  426               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.950           $1.000               --               --
  Accumulation Unit Value at end of
   period                                   $0.758           $0.950               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  426               74               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.756               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.758               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.756               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.757               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   20               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.756               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.757               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD GLOBAL HEALTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.481           $1.469           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.214           $1.481           $1.469               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               59,531           67,198           45,574               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               15

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.946           $1.755           $1.578           $1.209
  Accumulation Unit Value at end of
   period                                   $2.133           $1.946           $1.755           $1.578
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,378            2,673            3,054            3,337
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.943           $1.754           $1.577           $1.210
  Accumulation Unit Value at end of
   period                                   $2.130           $1.943           $1.754           $1.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,170            2,348            2,698            2,635
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.927           $1.741           $1.569           $1.205
  Accumulation Unit Value at end of
   period                                   $2.108           $1.927           $1.741           $1.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,034            5,776            6,431            6,090
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.927           $1.741           $1.569           $1.205
  Accumulation Unit Value at end of
   period                                   $2.108           $1.927           $1.741           $1.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,034            5,776            6,431            6,090
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.917           $1.735           $1.625               --
  Accumulation Unit Value at end of
   period                                   $2.094           $1.917           $1.735               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  539              555              510               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.917           $1.735           $1.565           $1.204
  Accumulation Unit Value at end of
   period                                   $2.094           $1.917           $1.735           $1.565
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  539              555              510              369
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.914           $1.733           $1.564           $1.204
  Accumulation Unit Value at end of
   period                                   $2.090           $1.914           $1.733           $1.564
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  706              748              840              635
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.898           $1.720           $1.614               --
  Accumulation Unit Value at end of
   period                                   $2.070           $1.898           $1.720               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    8                4                3               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.904           $1.727           $1.620               --
  Accumulation Unit Value at end of
   period                                   $2.076           $1.904           $1.727               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  492              516              607               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.904           $1.727           $1.561           $1.203
  Accumulation Unit Value at end of
   period                                   $2.076           $1.904           $1.727           $1.561
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  492              516              607              242

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.477           $1.468           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.209           $1.477           $1.468               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,528            3,677            2,127               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.478           $1.387               --               --
  Accumulation Unit Value at end of
   period                                   $1.210           $1.478               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,214            1,627               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.131               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.205               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,053               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.474           $1.386               --               --
  Accumulation Unit Value at end of
   period                                   $1.205           $1.474               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,053              729               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.131               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.204               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   47               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.131               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.204               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   49               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.131               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.203               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   44               --               --               --

16                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.885           $1.712           $1.609               --
  Accumulation Unit Value at end of
   period                                   $2.052           $1.885           $1.712               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD GLOBAL LEADERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.874           $1.849           $1.571           $1.174
  Accumulation Unit Value at end of
   period                                   $2.112           $1.874           $1.849           $1.571
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              104,724          123,366          141,301          136,702
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.855           $1.834           $1.560           $1.167
  Accumulation Unit Value at end of
   period                                   $2.088           $1.855           $1.834           $1.560
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,971            6,563            7,219            7,237
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.855           $1.835           $1.562           $1.169
  Accumulation Unit Value at end of
   period                                   $2.087           $1.855           $1.835           $1.562
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,917            5,314            5,219            3,580
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.837           $1.819           $1.551           $1.163
  Accumulation Unit Value at end of
   period                                   $2.064           $1.837           $1.819           $1.551
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,080            9,750           10,288            8,301
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.837           $1.819           $1.551           $1.163
  Accumulation Unit Value at end of
   period                                   $2.064           $1.837           $1.819           $1.551
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,080            9,750           10,288            8,301
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.828           $1.813           $1.605               --
  Accumulation Unit Value at end of
   period                                   $2.050           $1.828           $1.813               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,706            1,747            1,646               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.828           $1.813           $1.548           $1.162
  Accumulation Unit Value at end of
   period                                   $2.050           $1.828           $1.813           $1.548
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,706            1,747            1,646              634
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.824           $1.811           $1.547           $1.162
  Accumulation Unit Value at end of
   period                                   $2.045           $1.824           $1.811           $1.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,146            1,211            1,638              677
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.336          $10.268           $9.105               --
  Accumulation Unit Value at end of
   period                                  $11.576          $10.336          $10.268               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   16                9                8               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD GLOBAL LEADERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.476           $1.792           $1.952           $1.315
  Accumulation Unit Value at end of
   period                                   $1.174           $1.476           $1.792           $1.952
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              149,612          173,294          174,669           54,890
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.470           $1.788           $1.951           $1.451
  Accumulation Unit Value at end of
   period                                   $1.167           $1.470           $1.788           $1.951
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,790            8,750            7,682            1,465
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.474           $1.773               --               --
  Accumulation Unit Value at end of
   period                                   $1.169           $1.474               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,358            2,825               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.132               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.163               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,355               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.468           $1.769               --               --
  Accumulation Unit Value at end of
   period                                   $1.163           $1.468               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,355              565               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.132               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.162               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   49               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.132               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.162               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   48               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               17

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.815           $1.804           $1.601               --
  Accumulation Unit Value at end of
   period                                   $2.032           $1.815           $1.804               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,072            2,132            1,682               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.815           $1.804           $1.544           $1.161
  Accumulation Unit Value at end of
   period                                   $2.032           $1.815           $1.804           $1.544
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,072            2,132            1,682               76
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.791           $1.783           $1.584               --
  Accumulation Unit Value at end of
   period                                   $2.002           $1.791           $1.783               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                2                7               --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.503           $0.458           $0.458           $0.287
  Accumulation Unit Value at end of
   period                                   $0.548           $0.503           $0.458           $0.458
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               34,988           44,127           59,481           84,814
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.499           $0.455           $0.455           $0.286
  Accumulation Unit Value at end of
   period                                   $0.543           $0.499           $0.455           $0.455
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,265            2,615            3,150            4,301
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.498           $0.455           $0.455           $0.286
  Accumulation Unit Value at end of
   period                                   $0.542           $0.498           $0.455           $0.455
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,688            1,896            2,292            2,663
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.494           $0.452           $0.453           $0.285
  Accumulation Unit Value at end of
   period                                   $0.536           $0.494           $0.452           $0.453
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,787            5,851            7,047            7,332
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.494           $0.452           $0.453           $0.285
  Accumulation Unit Value at end of
   period                                   $0.536           $0.494           $0.452           $0.453
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,787            5,851            7,047            7,332
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.491           $0.450           $0.471               --
  Accumulation Unit Value at end of
   period                                   $0.533           $0.491           $0.450               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  764              970              956               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.491           $0.450           $0.452           $0.285
  Accumulation Unit Value at end of
   period                                   $0.533           $0.491           $0.450           $0.452
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  764              970              956              782

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.132               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.161               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   22               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.473           $0.621           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.287           $0.473           $0.621               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               70,939           83,872           53,985               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.472           $0.620           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.286           $0.472           $0.620               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,939            4,200            2,603               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.473           $0.729               --               --
  Accumulation Unit Value at end of
   period                                   $0.286           $0.473               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,131            1,864               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.257               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.285               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,285               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.471           $0.728               --               --
  Accumulation Unit Value at end of
   period                                   $0.285           $0.471               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,285              629               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.257               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.285               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1               --               --               --

18                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.491           $0.449           $0.451           $0.285
  Accumulation Unit Value at end of
   period                                   $0.532           $0.491           $0.449           $0.451
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,795            1,958            2,223            1,359
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.487           $0.446           $0.467               --
  Accumulation Unit Value at end of
   period                                   $0.527           $0.487           $0.446               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.488           $0.448           $0.469               --
  Accumulation Unit Value at end of
   period                                   $0.528           $0.488           $0.448               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  248              270              277               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.488           $0.448           $0.451           $0.284
  Accumulation Unit Value at end of
   period                                   $0.528           $0.488           $0.448           $0.451
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  248              270              277              323
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.483           $0.444           $0.466               --
  Accumulation Unit Value at end of
   period                                   $0.522           $0.483           $0.444               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.293           $1.251           $1.126           $0.858
  Accumulation Unit Value at end of
   period                                   $1.336           $1.293           $1.251           $1.126
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               54,960           62,205           53,371           29,388
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.286           $1.246           $1.123           $0.858
  Accumulation Unit Value at end of
   period                                   $1.327           $1.286           $1.246           $1.123
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,258            2,177            1,478              925
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.284           $1.244           $1.122           $0.857
  Accumulation Unit Value at end of
   period                                   $1.323           $1.284           $1.244           $1.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,206            3,560            2,632            1,219
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.277           $1.239           $1.119           $0.856
  Accumulation Unit Value at end of
   period                                   $1.314           $1.277           $1.239           $1.119
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               16,391           17,247           17,445           15,417
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.277           $1.239           $1.119           $0.856
  Accumulation Unit Value at end of
   period                                   $1.314           $1.277           $1.239           $1.119
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               16,391           17,247           17,445           15,417

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.257               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.285               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   37               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.257               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.284               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.976               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.858               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,478               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.000               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.858               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  311               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.000               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.857               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  116               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.768               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.856               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,451               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.000               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.856               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,451               --               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               19

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.270           $1.235           $1.152               --
  Accumulation Unit Value at end of
   period                                   $1.306           $1.270           $1.235               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,703            2,456            1,879               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.270           $1.235           $1.117           $0.856
  Accumulation Unit Value at end of
   period                                   $1.306           $1.270           $1.235           $1.117
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,703            2,456            1,879            1,204
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.268           $1.233           $1.116           $0.856
  Accumulation Unit Value at end of
   period                                   $1.303           $1.268           $1.233           $1.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,018            2,098            2,097            1,360
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.264           $1.230           $1.150               --
  Accumulation Unit Value at end of
   period                                   $1.297           $1.264           $1.230               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                3                2               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.261           $1.229           $1.149               --
  Accumulation Unit Value at end of
   period                                   $1.294           $1.261           $1.229               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,281            1,336            1,006               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.261           $1.229           $1.114           $0.855
  Accumulation Unit Value at end of
   period                                   $1.294           $1.261           $1.229           $1.114
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,281            1,336            1,006              286
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.255           $1.224           $1.146               --
  Accumulation Unit Value at end of
   period                                   $1.286           $1.255           $1.224               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.450           $1.263           $1.091           $0.768
  Accumulation Unit Value at end of
   period                                   $1.605           $1.450           $1.263           $1.091
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               50,394           45,637           37,557           19,078
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.442           $1.258           $1.088           $0.767
  Accumulation Unit Value at end of
   period                                   $1.594           $1.442           $1.258           $1.088
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,852            1,728              963              661
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.440           $1.256           $1.087           $0.767
  Accumulation Unit Value at end of
   period                                   $1.590           $1.440           $1.256           $1.087
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,099            2,908            1,888              902

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.768               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.856               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  181               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.768               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.856               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  121               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.768               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.855               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   50               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.986               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.768               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,200               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.986               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.767               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  118               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.986               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.767               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   73               --               --               --

20                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.432           $1.251           $1.085           $0.766
  Accumulation Unit Value at end of
   period                                   $1.579           $1.432           $1.251           $1.085
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,075            9,983            8,190            6,692
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.432           $1.251           $1.085           $0.766
  Accumulation Unit Value at end of
   period                                   $1.579           $1.432           $1.251           $1.085
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,075            9,983            8,190            6,692
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.424           $1.246           $1.114               --
  Accumulation Unit Value at end of
   period                                   $1.568           $1.424           $1.246               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,654            1,533            1,050               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.424           $1.246           $1.082           $0.766
  Accumulation Unit Value at end of
   period                                   $1.568           $1.424           $1.246           $1.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,654            1,533            1,050              923
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.422           $1.245           $1.082           $0.766
  Accumulation Unit Value at end of
   period                                   $1.565           $1.422           $1.245           $1.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,893            2,193            1,685            1,139
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.611          $12.803          $11.462               --
  Accumulation Unit Value at end of
   period                                  $16.063          $14.611          $12.803               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                2               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.415           $1.240           $1.111               --
  Accumulation Unit Value at end of
   period                                   $1.555           $1.415           $1.240               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,640            1,538              906               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.415           $1.240           $1.079           $0.765
  Accumulation Unit Value at end of
   period                                   $1.555           $1.415           $1.240           $1.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,640            1,538              906              431
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.408           $1.236           $1.109               --
  Accumulation Unit Value at end of
   period                                   $1.544           $1.408           $1.236               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   15               16                9               --
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.296           $1.285           $1.211           $0.996
  Accumulation Unit Value at end of
   period                                   $1.423           $1.296           $1.285           $1.211
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               68,869           79,622           99,421          116,081

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.716               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.766               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,462               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.986               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.766               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,462               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.716               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.766               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   67               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.716               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.766               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   88               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.716               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.765               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  191               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.083           $1.068           $1.070           $1.035
  Accumulation Unit Value at end of
   period                                   $0.996           $1.083           $1.068           $1.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               66,625           56,423           29,644           20,235

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               21

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.283           $1.274           $1.203           $0.990
  Accumulation Unit Value at end of
   period                                   $1.406           $1.283           $1.274           $1.203
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,374            3,931            4,485            5,225
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.283           $1.275           $1.204           $0.992
  Accumulation Unit Value at end of
   period                                   $1.406           $1.283           $1.275           $1.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,876            3,117            3,024            2,497
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.270           $1.264           $1.196           $0.986
  Accumulation Unit Value at end of
   period                                   $1.390           $1.270           $1.264           $1.196
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               16,254           17,539           19,217           20,153
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.270           $1.264           $1.196           $0.986
  Accumulation Unit Value at end of
   period                                   $1.390           $1.270           $1.264           $1.196
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               16,254           17,539           19,217           20,153
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.264           $1.259           $1.205               --
  Accumulation Unit Value at end of
   period                                   $1.381           $1.264           $1.259               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,862            1,801            1,885               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.264           $1.259           $1.193           $0.986
  Accumulation Unit Value at end of
   period                                   $1.381           $1.264           $1.259           $1.193
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,862            1,801            1,885            1,363
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.262           $1.258           $1.192           $0.986
  Accumulation Unit Value at end of
   period                                   $1.378           $1.262           $1.258           $1.192
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,905            2,162            2,337            1,990
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.851          $10.829          $10.371               --
  Accumulation Unit Value at end of
   period                                  $11.836          $10.851          $10.829               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9                5                4               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.255           $1.253           $1.201               --
  Accumulation Unit Value at end of
   period                                   $1.369           $1.255           $1.253               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,534            1,779            1,553               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.255           $1.253           $1.190           $0.985
  Accumulation Unit Value at end of
   period                                   $1.369           $1.255           $1.253           $1.190
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,534            1,779            1,553              743

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.079           $1.065           $1.069           $1.084
  Accumulation Unit Value at end of
   period                                   $0.990           $1.079           $1.065           $1.069
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,543            2,770            2,132              481
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.081           $1.128               --               --
  Accumulation Unit Value at end of
   period                                   $0.992           $1.081               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,155              794               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.938               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.986               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,359               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.077           $1.125               --               --
  Accumulation Unit Value at end of
   period                                   $0.986           $1.077               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,359              766               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.938               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.986               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  112               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.938               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.986               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   51               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.938               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.985               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   80               --               --               --

22                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.239           $1.239           $1.188               --
  Accumulation Unit Value at end of
   period                                   $1.348           $1.239           $1.239               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   26               27               --               --
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $4.733           $4.586           $4.206           $3.324
  Accumulation Unit Value at end of
   period                                   $5.396           $4.733           $4.586           $4.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               74,749           94,721          115,308          133,354
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $4.685           $4.547           $4.177           $3.306
  Accumulation Unit Value at end of
   period                                   $5.334           $4.685           $4.547           $4.177
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,198            2,630            3,108            3,507
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $4.686           $4.550           $4.182           $3.311
  Accumulation Unit Value at end of
   period                                   $5.333           $4.686           $4.550           $4.182
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,162            1,430            1,535            1,375
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $4.640           $4.511           $4.152           $3.293
  Accumulation Unit Value at end of
   period                                   $5.272           $4.640           $4.511           $4.152
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,183            3,713            4,083            4,174
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $4.640           $4.511           $4.152           $3.293
  Accumulation Unit Value at end of
   period                                   $5.272           $4.640           $4.511           $4.152
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,183            3,713            4,083            4,174
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $4.616           $4.495           $4.211               --
  Accumulation Unit Value at end of
   period                                   $5.237           $4.616           $4.495               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  436              438              421               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $4.616           $4.495           $4.144           $3.291
  Accumulation Unit Value at end of
   period                                   $5.237           $4.616           $4.495           $4.144
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  436              438              421              353
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $4.608           $4.489           $4.141           $3.290
  Accumulation Unit Value at end of
   period                                   $5.225           $4.608           $4.489           $4.141
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  591              655              693              655
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.011           $0.986           $0.925               --
  Accumulation Unit Value at end of
   period                                   $1.145           $1.011           $0.986               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   55               56               60               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $4.340           $5.012           $5.608           $4.712
  Accumulation Unit Value at end of
   period                                   $3.324           $4.340           $5.012           $5.608
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              146,694          178,287          194,774          191,225
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $4.323           $4.999           $5.602           $5.182
  Accumulation Unit Value at end of
   period                                   $3.306           $4.323           $4.999           $5.602
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,443            3,811            3,552            1,310
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $4.332           $5.175               --               --
  Accumulation Unit Value at end of
   period                                   $3.311           $4.332               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,243              890               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $3.125               --               --               --
  Accumulation Unit Value at end of
   period                                   $3.293               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,091               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $4.315           $5.161               --               --
  Accumulation Unit Value at end of
   period                                   $3.293           $4.315               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,091              212               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $3.125               --               --               --
  Accumulation Unit Value at end of
   period                                   $3.291               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  123               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $3.125               --               --               --
  Accumulation Unit Value at end of
   period                                   $3.290               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   28               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               23

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $4.584           $4.473           $4.198               --
  Accumulation Unit Value at end of
   period                                   $5.191           $4.584           $4.473               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  320              433              375               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $4.584           $4.473           $4.132           $3.288
  Accumulation Unit Value at end of
   period                                   $5.191           $4.584           $4.473           $4.132
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  320              433              375              238
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.004           $0.981           $0.922               --
  Accumulation Unit Value at end of
   period                                   $1.135           $1.004           $0.981               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   12               13               --               --
HARTFORD INTERNATIONAL CAPITAL
 APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.345           $1.283           $1.042           $0.699
  Accumulation Unit Value at end of
   period                                   $1.649           $1.345           $1.283           $1.042
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               85,641           73,035           56,814           27,889
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.336           $1.276           $1.038           $0.697
  Accumulation Unit Value at end of
   period                                   $1.635           $1.336           $1.276           $1.038
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,002            2,453            1,402            1,178
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.333           $1.274           $1.036           $0.696
  Accumulation Unit Value at end of
   period                                   $1.630           $1.333           $1.274           $1.036
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,314            3,792            2,107            1,108
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.324           $1.267           $1.032           $0.694
  Accumulation Unit Value at end of
   period                                   $1.616           $1.324           $1.267           $1.032
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               13,682           11,683            7,695            5,606
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.324           $1.267           $1.032           $0.694
  Accumulation Unit Value at end of
   period                                   $1.616           $1.324           $1.267           $1.032
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               13,682           11,683            7,695            5,606
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.317           $1.262           $1.071               --
  Accumulation Unit Value at end of
   period                                   $1.606           $1.317           $1.262               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,585            2,210              960               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.317           $1.262           $1.030           $0.694
  Accumulation Unit Value at end of
   period                                   $1.606           $1.317           $1.262           $1.030
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,585            2,210              960              595

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $3.125               --               --               --
  Accumulation Unit Value at end of
   period                                   $3.288               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   11               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD INTERNATIONAL CAPITAL
 APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.854           $1.000               --               --
  Accumulation Unit Value at end of
   period                                   $0.699           $0.854               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               15,665            5,121               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.854           $1.000               --               --
  Accumulation Unit Value at end of
   period                                   $0.697           $0.854               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  754              225               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.853           $1.000               --               --
  Accumulation Unit Value at end of
   period                                   $0.696           $0.853               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  816              236               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.708               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.694               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,405               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.852           $1.000               --               --
  Accumulation Unit Value at end of
   period                                   $0.694           $0.852               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,405               64               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.708               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.694               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   59               --               --               --

24                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.315           $1.261           $1.029           $0.694
  Accumulation Unit Value at end of
   period                                   $1.602           $1.315           $1.261           $1.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,264            1,250            1,119              717
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.307           $1.255           $1.067               --
  Accumulation Unit Value at end of
   period                                   $1.591           $1.307           $1.255               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   41               26               10               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.308           $1.256           $1.068               --
  Accumulation Unit Value at end of
   period                                   $1.592           $1.308           $1.256               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,698            2,508              902               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.308           $1.256           $1.027           $0.693
  Accumulation Unit Value at end of
   period                                   $1.592           $1.308           $1.256           $1.027
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,698            2,508              902              108
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.298           $1.249           $1.063               --
  Accumulation Unit Value at end of
   period                                   $1.577           $1.298           $1.249               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                2               --               --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $2.095           $1.850           $1.587           $1.207
  Accumulation Unit Value at end of
   period                                   $2.575           $2.095           $1.850           $1.587
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              180,057          203,885          229,281          250,801
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $2.074           $1.835           $1.576           $1.201
  Accumulation Unit Value at end of
   period                                   $2.545           $2.074           $1.835           $1.576
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,656            3,789            3,899            3,688
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $2.074           $1.836           $1.578           $1.203
  Accumulation Unit Value at end of
   period                                   $2.544           $2.074           $1.836           $1.578
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,734            3,535            2,765            1,138
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.053           $1.820           $1.566           $1.196
  Accumulation Unit Value at end of
   period                                   $2.515           $2.053           $1.820           $1.566
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,684            7,468            6,197            4,538
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $2.053           $1.820           $1.566           $1.196
  Accumulation Unit Value at end of
   period                                   $2.515           $2.053           $1.820           $1.566
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,684            7,468            6,197            4,538

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.708               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.694               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   26               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.708               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.693               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   22               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.489           $1.856           $2.267           $1.641
  Accumulation Unit Value at end of
   period                                   $1.207           $1.489           $1.856           $2.267
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              281,655          339,519          399,368          391,871
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.483           $1.851           $2.265           $1.806
  Accumulation Unit Value at end of
   period                                   $1.201           $1.483           $1.851           $2.265
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,970            4,466            4,366              970
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.487           $1.842               --               --
  Accumulation Unit Value at end of
   period                                   $1.203           $1.487               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  891              733               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.216               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.196               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,320               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.481           $1.838               --               --
  Accumulation Unit Value at end of
   period                                   $1.196           $1.481               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,320              394               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               25

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.043           $1.814           $1.580               --
  Accumulation Unit Value at end of
   period                                   $2.499           $2.043           $1.814               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,661            1,550            1,167               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.043           $1.814           $1.563           $1.195
  Accumulation Unit Value at end of
   period                                   $2.499           $2.043           $1.814           $1.563
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,661            1,550            1,167              376
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $2.039           $1.812           $1.562           $1.195
  Accumulation Unit Value at end of
   period                                   $2.493           $2.039           $1.812           $1.562
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,133              961              915              325
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.136           $1.010           $0.881               --
  Accumulation Unit Value at end of
   period                                   $1.387           $1.136           $1.010               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   55               62               34               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $2.029           $1.805           $1.576               --
  Accumulation Unit Value at end of
   period                                   $2.477           $2.029           $1.805               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,667            2,887            2,210               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.029           $1.805           $1.559           $1.194
  Accumulation Unit Value at end of
   period                                   $2.477           $2.029           $1.805           $1.559
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,667            2,887            2,210              148
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.128           $1.005           $0.879               --
  Accumulation Unit Value at end of
   period                                   $1.375           $1.128           $1.005               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   18               19                4               --
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.795           $1.532           $1.326           $0.874
  Accumulation Unit Value at end of
   period                                   $2.292           $1.795           $1.532           $1.326
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               36,735           33,338           18,203           13,557
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.782           $1.524           $1.321           $0.871
  Accumulation Unit Value at end of
   period                                   $2.273           $1.782           $1.524           $1.321
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,250            1,147              683              509
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.778           $1.521           $1.319           $0.871
  Accumulation Unit Value at end of
   period                                   $2.266           $1.778           $1.521           $1.319
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  998              740              433              191

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.216               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.195               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   27               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.216               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.195               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   10               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.216               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.194               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   35               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.932           $1.000               --               --
  Accumulation Unit Value at end of
   period                                   $0.874           $0.932               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,439              865               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.931           $1.000               --               --
  Accumulation Unit Value at end of
   period                                   $0.871           $0.931               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  287               57               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.931           $1.000               --               --
  Accumulation Unit Value at end of
   period                                   $0.871           $0.931               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  142               20               --               --

26                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.765           $1.513           $1.314           $0.869
  Accumulation Unit Value at end of
   period                                   $2.247           $1.765           $1.513           $1.314
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,298            3,533            2,550            1,625
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.765           $1.513           $1.314           $0.869
  Accumulation Unit Value at end of
   period                                   $2.247           $1.765           $1.513           $1.314
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,298            3,533            2,550            1,625
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.756           $1.507           $1.340               --
  Accumulation Unit Value at end of
   period                                   $2.232           $1.756           $1.507               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  923              810              474               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.756           $1.507           $1.311           $0.868
  Accumulation Unit Value at end of
   period                                   $2.232           $1.756           $1.507           $1.311
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  923              810              474              310
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.753           $1.505           $1.310           $0.868
  Accumulation Unit Value at end of
   period                                   $2.227           $1.753           $1.505           $1.310
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  599              568              419              226
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.743           $1.498           $1.334               --
  Accumulation Unit Value at end of
   period                                   $2.212           $1.743           $1.498               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   25               21               12               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.745           $1.500           $1.336               --
  Accumulation Unit Value at end of
   period                                   $2.213           $1.745           $1.500               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  720              732              563               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.745           $1.500           $1.308           $0.867
  Accumulation Unit Value at end of
   period                                   $2.213           $1.745           $1.500           $1.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  720              732              563               15
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.731           $1.491           $1.330               --
  Accumulation Unit Value at end of
   period                                   $2.193           $1.731           $1.491               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   12               13               --               --
HARTFORD MIDCAP HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $3.702           $3.210           $2.791           $2.053
  Accumulation Unit Value at end of
   period                                   $4.085           $3.702           $3.210           $2.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              156,958          190,200          223,973          261,643

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.907               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.869               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  483               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.930           $1.000               --               --
  Accumulation Unit Value at end of
   period                                   $0.869           $0.930               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  483               51               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.907               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.868               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.907               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.868               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    8               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.907               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.867               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD MIDCAP HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $2.423           $2.546           $2.056           $1.371
  Accumulation Unit Value at end of
   period                                   $2.053           $2.423           $2.546           $2.056
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              304,733          376,063          377,347          181,142

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               27

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $3.665           $3.183           $2.772           $2.042
  Accumulation Unit Value at end of
   period                                   $4.038           $3.665           $3.183           $2.772
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,393            7,475            8,505            9,734
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $3.666           $3.185           $2.775           $2.045
  Accumulation Unit Value at end of
   period                                   $4.037           $3.666           $3.185           $2.775
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,760            2,952            3,072            3,286
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $3.629           $3.158           $2.756           $2.034
  Accumulation Unit Value at end of
   period                                   $3.991           $3.629           $3.158           $2.756
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,878            2,316            2,540            2,580
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $3.629           $3.158           $2.756           $2.034
  Accumulation Unit Value at end of
   period                                   $3.991           $3.629           $3.158           $2.756
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,878            2,316            2,540            2,580
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $3.611           $3.146           $2.809               --
  Accumulation Unit Value at end of
   period                                   $3.965           $3.611           $3.146               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  812              728              503               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $3.611           $3.146           $2.750           $2.033
  Accumulation Unit Value at end of
   period                                   $3.965           $3.611           $3.146           $2.750
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  812              728              503              193
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $3.604           $3.142           $2.748           $2.032
  Accumulation Unit Value at end of
   period                                   $3.956           $3.604           $3.142           $2.748
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   63               64               78               98
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.644           $2.307           $2.063               --
  Accumulation Unit Value at end of
   period                                   $2.899           $2.644           $2.307               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   71               59               41               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $3.586           $3.131           $2.801               --
  Accumulation Unit Value at end of
   period                                   $3.930           $3.586           $3.131               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   52               56               56               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $3.586           $3.131           $2.742           $2.031
  Accumulation Unit Value at end of
   period                                   $3.930           $3.586           $3.131           $2.742
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   52               56               56               13

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $2.414           $2.540           $2.054           $1.589
  Accumulation Unit Value at end of
   period                                   $2.042           $2.414           $2.540           $2.054
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,277           13,702           11,574            3,185
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $2.419           $2.573               --               --
  Accumulation Unit Value at end of
   period                                   $2.045           $2.419               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,640            4,091               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.914               --               --               --
  Accumulation Unit Value at end of
   period                                   $2.034               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,102               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $2.409           $2.566               --               --
  Accumulation Unit Value at end of
   period                                   $2.034           $2.409               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,102              869               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.914               --               --               --
  Accumulation Unit Value at end of
   period                                   $2.033               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   69               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.914               --               --               --
  Accumulation Unit Value at end of
   period                                   $2.032               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   14               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.914               --               --               --
  Accumulation Unit Value at end of
   period                                   $2.031               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

28                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.626           $2.296           $2.057               --
  Accumulation Unit Value at end of
   period                                   $2.873           $2.626           $2.296               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.504           $1.384           $1.205           $0.852
  Accumulation Unit Value at end of
   period                                   $1.751           $1.504           $1.384           $1.205
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              126,148          152,040          186,816          195,560
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.493           $1.377           $1.200           $0.850
  Accumulation Unit Value at end of
   period                                   $1.736           $1.493           $1.377           $1.200
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,648            6,444            7,316            7,468
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.490           $1.374           $1.199           $0.849
  Accumulation Unit Value at end of
   period                                   $1.731           $1.490           $1.374           $1.199
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,146            8,896            9,810            8,387
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.479           $1.367           $1.194           $0.847
  Accumulation Unit Value at end of
   period                                   $1.716           $1.479           $1.367           $1.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               28,889           31,994           35,615           34,214
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.479           $1.367           $1.194           $0.847
  Accumulation Unit Value at end of
   period                                   $1.716           $1.479           $1.367           $1.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               28,889           31,994           35,615           34,214
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.472           $1.362           $1.210               --
  Accumulation Unit Value at end of
   period                                   $1.705           $1.472           $1.362               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,332            3,446            3,761               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.472           $1.362           $1.192           $0.846
  Accumulation Unit Value at end of
   period                                   $1.705           $1.472           $1.362           $1.192
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,332            3,446            3,761            3,023
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.469           $1.360           $1.191           $0.846
  Accumulation Unit Value at end of
   period                                   $1.701           $1.469           $1.360           $1.191
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,911            4,102            4,185            2,824
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.461           $1.353           $1.205               --
  Accumulation Unit Value at end of
   period                                   $1.689           $1.461           $1.353               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   75               25               19               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.991           $1.000               --               --
  Accumulation Unit Value at end of
   period                                   $0.852           $0.991               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              155,364           51,670               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.991           $1.000               --               --
  Accumulation Unit Value at end of
   period                                   $0.850           $0.991               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,720            1,477               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.990           $1.000               --               --
  Accumulation Unit Value at end of
   period                                   $0.849           $0.990               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,377            2,699               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.821               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.847               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,818               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.989           $1.000               --               --
  Accumulation Unit Value at end of
   period                                   $0.847           $0.989               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,818            1,171               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.821               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.846               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  480               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.821               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.846               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  158               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               29

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.462           $1.355           $1.207               --
  Accumulation Unit Value at end of
   period                                   $1.690           $1.462           $1.355               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,869            2,000            2,222               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.462           $1.355           $1.188           $0.846
  Accumulation Unit Value at end of
   period                                   $1.690           $1.462           $1.355           $1.188
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,869            2,000            2,222            1,218
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.451           $1.347           $1.201               --
  Accumulation Unit Value at end of
   period                                   $1.675           $1.451           $1.347               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   22               22               22               --
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.929           $1.899           $1.905           $1.915
  Accumulation Unit Value at end of
   period                                   $1.994           $1.929           $1.899           $1.905
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              103,041           99,615          118,238          171,179
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.910           $1.883           $1.892           $1.904
  Accumulation Unit Value at end of
   period                                   $1.972           $1.910           $1.883           $1.892
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,193            3,175            3,694            5,306
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.910           $1.884           $1.894           $1.907
  Accumulation Unit Value at end of
   period                                   $1.971           $1.910           $1.884           $1.894
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,765            1,070            1,119            1,522
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.891           $1.868           $1.881           $1.897
  Accumulation Unit Value at end of
   period                                   $1.948           $1.891           $1.868           $1.881
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,953            5,418            4,937            6,630
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.891           $1.868           $1.881           $1.897
  Accumulation Unit Value at end of
   period                                   $1.948           $1.891           $1.868           $1.881
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,953            5,418            4,937            6,630
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.881           $1.862           $1.875               --
  Accumulation Unit Value at end of
   period                                   $1.936           $1.881           $1.862               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,099              821              618               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.881           $1.862           $1.877           $1.896
  Accumulation Unit Value at end of
   period                                   $1.936           $1.881           $1.862           $1.877
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,099              821              618              580

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.821               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.846               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  315               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.911           $1.863           $1.777           $1.716
  Accumulation Unit Value at end of
   period                                   $1.915           $1.911           $1.863           $1.777
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              293,058          276,875          180,014          270,072
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.903           $1.858           $1.776           $1.735
  Accumulation Unit Value at end of
   period                                   $1.904           $1.903           $1.858           $1.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,804            6,226            2,940              917
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.907           $1.870               --               --
  Accumulation Unit Value at end of
   period                                   $1.907           $1.907               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,326            1,387               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.900               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.897               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,220               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.900           $1.865               --               --
  Accumulation Unit Value at end of
   period                                   $1.897           $1.900               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,220              941               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.900               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.896               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  133               --               --               --

30                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.878           $1.859           $1.875           $1.895
  Accumulation Unit Value at end of
   period                                   $1.931           $1.878           $1.859           $1.875
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  910            1,070              858              676
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.014           $1.005           $1.013               --
  Accumulation Unit Value at end of
   period                                   $1.041           $1.014           $1.005               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   74               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.868           $1.853           $1.869               --
  Accumulation Unit Value at end of
   period                                   $1.919           $1.868           $1.853               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,021            1,266              761               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.868           $1.853           $1.871           $1.894
  Accumulation Unit Value at end of
   period                                   $1.919           $1.868           $1.853           $1.871
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,021            1,266              761              229
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.061           $1.054           $1.065               --
  Accumulation Unit Value at end of
   period                                   $1.088           $1.061           $1.054               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD MORTGAGE SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $2.875           $2.844           $2.765           $2.738
  Accumulation Unit Value at end of
   period                                   $2.972           $2.875           $2.844           $2.765
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               33,183           40,727           49,453           64,103
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $2.846           $2.820           $2.746           $2.723
  Accumulation Unit Value at end of
   period                                   $2.938           $2.846           $2.820           $2.746
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,111            1,373            1,670            2,179
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $2.846           $2.821           $2.749           $2.727
  Accumulation Unit Value at end of
   period                                   $2.937           $2.846           $2.821           $2.749
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  617              687              689              731
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.818           $2.798           $2.730           $2.712
  Accumulation Unit Value at end of
   period                                   $2.903           $2.818           $2.798           $2.730
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,352            5,844            6,548            7,562
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $2.818           $2.798           $2.730           $2.712
  Accumulation Unit Value at end of
   period                                   $2.903           $2.818           $2.798           $2.730
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,352            5,844            6,548            7,562

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.900               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.895               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  127               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.899               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.894               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  139               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD MORTGAGE SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $2.563           $2.414           $2.217           $2.211
  Accumulation Unit Value at end of
   period                                   $2.738           $2.563           $2.414           $2.217
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               94,164           60,191           43,651           52,197
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $2.553           $2.408           $2.214           $2.232
  Accumulation Unit Value at end of
   period                                   $2.723           $2.553           $2.408           $2.214
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,519            1,526              606              270
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $2.558           $2.434               --               --
  Accumulation Unit Value at end of
   period                                   $2.727           $2.558               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,012              302               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.671               --               --               --
  Accumulation Unit Value at end of
   period                                   $2.712               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,201               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $2.548           $2.428               --               --
  Accumulation Unit Value at end of
   period                                   $2.712           $2.548               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,201              305               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               31

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.804           $2.787           $2.740               --
  Accumulation Unit Value at end of
   period                                   $2.884           $2.804           $2.787               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  573              613              644               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.804           $2.787           $2.724           $2.710
  Accumulation Unit Value at end of
   period                                   $2.884           $2.804           $2.787           $2.724
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  573              613              644              633
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $2.799           $2.784           $2.722           $2.710
  Accumulation Unit Value at end of
   period                                   $2.878           $2.799           $2.784           $2.722
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  408              436              536              349
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.280           $1.274           $1.254               --
  Accumulation Unit Value at end of
   period                                   $1.315           $1.280           $1.274               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   25                5                5               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $2.785           $2.774           $2.732               --
  Accumulation Unit Value at end of
   period                                   $2.859           $2.785           $2.774               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  372              452              384               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.785           $2.774           $2.717           $2.708
  Accumulation Unit Value at end of
   period                                   $2.859           $2.785           $2.774           $2.717
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  372              452              384              262
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.271           $1.268           $1.251               --
  Accumulation Unit Value at end of
   period                                   $1.303           $1.271           $1.268               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   14               14               --               --
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.352           $1.233           $1.082           $0.730
  Accumulation Unit Value at end of
   period                                   $1.427           $1.352           $1.233           $1.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               38,966           48,226           42,958           27,880
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.344           $1.228           $1.079           $0.729
  Accumulation Unit Value at end of
   period                                   $1.417           $1.344           $1.228           $1.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,162            1,760            1,554              853
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.342           $1.226           $1.078           $0.729
  Accumulation Unit Value at end of
   period                                   $1.413           $1.342           $1.226           $1.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,713            3,739            2,714              798

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.671               --               --               --
  Accumulation Unit Value at end of
   period                                   $2.710               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  149               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $2.671               --               --               --
  Accumulation Unit Value at end of
   period                                   $2.710               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   12               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.671               --               --               --
  Accumulation Unit Value at end of
   period                                   $2.708               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   40               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.929               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.730               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,631               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.929               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.729               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  199               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.929               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.729               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   90               --               --               --

32                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.334           $1.221           $1.075           $0.728
  Accumulation Unit Value at end of
   period                                   $1.403           $1.334           $1.221           $1.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,297           10,992           10,377            7,988
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.334           $1.221           $1.075           $0.728
  Accumulation Unit Value at end of
   period                                   $1.403           $1.334           $1.221           $1.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,297           10,992           10,377            7,988
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.328           $1.217           $1.135               --
  Accumulation Unit Value at end of
   period                                   $1.394           $1.328           $1.217               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,884            2,356            1,619               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.328           $1.217           $1.073           $0.728
  Accumulation Unit Value at end of
   period                                   $1.394           $1.328           $1.217           $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,884            2,356            1,619              929
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.325           $1.216           $1.072           $0.727
  Accumulation Unit Value at end of
   period                                   $1.391           $1.325           $1.216           $1.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,436            2,727            2,609            1,723
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.410          $12.310          $11.501               --
  Accumulation Unit Value at end of
   period                                  $14.059          $13.410          $12.310               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                2                2               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.319           $1.211           $1.132               --
  Accumulation Unit Value at end of
   period                                   $1.382           $1.319           $1.211               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,635            3,683            2,836               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.319           $1.211           $1.070           $0.727
  Accumulation Unit Value at end of
   period                                   $1.382           $1.319           $1.211           $1.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,635            3,683            2,836              254
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.312           $1.207           $1.130               --
  Accumulation Unit Value at end of
   period                                   $1.373           $1.312           $1.207               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   17               18                1               --
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $2.278           $1.907           $1.721           $1.118
  Accumulation Unit Value at end of
   period                                   $2.575           $2.278           $1.907           $1.721
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              119,387          141,614          175,080          207,965

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.672               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.728               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,286               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.929               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.728               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,286               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.672               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.728               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   49               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.672               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.727               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   58               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.672               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.727               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   15               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.622           $1.931           $2.251           $1.374
  Accumulation Unit Value at end of
   period                                   $1.118           $1.622           $1.931           $2.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              218,257          249,660          269,723          198,856

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               33

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $2.256           $1.890           $1.709           $1.112
  Accumulation Unit Value at end of
   period                                   $2.545           $2.256           $1.890           $1.709
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,806            5,561            6,456            7,251
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $2.256           $1.892           $1.711           $1.114
  Accumulation Unit Value at end of
   period                                   $2.544           $2.256           $1.892           $1.711
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,901            2,012            2,312            2,267
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.234           $1.876           $1.699           $1.108
  Accumulation Unit Value at end of
   period                                   $2.515           $2.234           $1.876           $1.699
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,391            7,648            8,853            9,267
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $2.234           $1.876           $1.699           $1.108
  Accumulation Unit Value at end of
   period                                   $2.515           $2.234           $1.876           $1.699
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,391            7,648            8,853            9,267
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.222           $1.869           $1.762               --
  Accumulation Unit Value at end of
   period                                   $2.499           $2.222           $1.869               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,296            1,122            1,126               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.222           $1.869           $1.695           $1.107
  Accumulation Unit Value at end of
   period                                   $2.499           $2.222           $1.869           $1.695
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,296            1,122            1,126              653
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $2.219           $1.867           $1.694           $1.107
  Accumulation Unit Value at end of
   period                                   $2.493           $2.219           $1.867           $1.694
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,042            1,013            1,067              899
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.557           $1.311           $1.238               --
  Accumulation Unit Value at end of
   period                                   $1.748           $1.557           $1.311               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   51               35               36               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $2.207           $1.860           $1.757               --
  Accumulation Unit Value at end of
   period                                   $2.477           $2.207           $1.860               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  551              545              603               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.207           $1.860           $1.691           $1.106
  Accumulation Unit Value at end of
   period                                   $2.477           $2.207           $1.860           $1.691
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  551              545              603              356

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.616           $1.926           $2.248           $1.510
  Accumulation Unit Value at end of
   period                                   $1.112           $1.616           $1.926           $2.248
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,442            7,567            6,960            1,735
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.620           $1.856               --               --
  Accumulation Unit Value at end of
   period                                   $1.114           $1.620               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,882            1,244               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.080               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.108               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,644               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.613           $1.851               --               --
  Accumulation Unit Value at end of
   period                                   $1.108           $1.613               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,644              656               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.080               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.107               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  144               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.080               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.107               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   51               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.080               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.106               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   59               --               --               --

34                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.546           $1.305           $1.235               --
  Accumulation Unit Value at end of
   period                                   $1.733           $1.546           $1.305               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $5.942           $5.488           $5.335           $4.271
  Accumulation Unit Value at end of
   period                                   $6.728           $5.942           $5.488           $5.335
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              250,639          313,939          396,626          465,306
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.883           $5.442           $5.298           $4.248
  Accumulation Unit Value at end of
   period                                   $6.651           $5.883           $5.442           $5.298
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,591            9,492           11,381           12,886
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.884           $5.446           $5.304           $4.255
  Accumulation Unit Value at end of
   period                                   $6.649           $5.884           $5.446           $5.304
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,858            5,298            5,515            4,785
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.825           $5.400           $5.267           $4.232
  Accumulation Unit Value at end of
   period                                   $6.573           $5.825           $5.400           $5.267
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,260           10,193           11,216           11,111
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.825           $5.400           $5.267           $4.232
  Accumulation Unit Value at end of
   period                                   $6.573           $5.825           $5.400           $5.267
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,260           10,193           11,216           11,111
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.795           $5.380           $5.275               --
  Accumulation Unit Value at end of
   period                                   $6.529           $5.795           $5.380               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,526            1,611            1,378               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.795           $5.380           $5.256           $4.229
  Accumulation Unit Value at end of
   period                                   $6.529           $5.795           $5.380           $5.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,526            1,611            1,378              882
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $5.785           $5.373           $5.252           $4.228
  Accumulation Unit Value at end of
   period                                   $6.515           $5.785           $5.373           $5.252
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,092            1,156            1,273            1,199
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.978           $0.909           $0.893               --
  Accumulation Unit Value at end of
   period                                   $1.100           $0.978           $0.909               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  269              196              193               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $5.710           $6.587           $7.176           $6.066
  Accumulation Unit Value at end of
   period                                   $4.271           $5.710           $6.587           $7.176
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              522,928          614,994          655,469          638,407
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.687           $6.571           $7.169           $6.716
  Accumulation Unit Value at end of
   period                                   $4.248           $5.687           $6.571           $7.169
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               13,876           15,526           14,517            5,859
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.699           $6.708               --               --
  Accumulation Unit Value at end of
   period                                   $4.255           $5.699               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,458            3,450               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $3.999               --               --               --
  Accumulation Unit Value at end of
   period                                   $4.232               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,830               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.676           $6.691               --               --
  Accumulation Unit Value at end of
   period                                   $4.232           $5.676               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,830            1,174               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $3.999               --               --               --
  Accumulation Unit Value at end of
   period                                   $4.229               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  212               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $3.999               --               --               --
  Accumulation Unit Value at end of
   period                                   $4.228               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  107               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               35

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $5.756           $5.354           $5.260               --
  Accumulation Unit Value at end of
   period                                   $6.472           $5.756           $5.354               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,727            1,849            1,458               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.756           $5.354           $5.241           $4.225
  Accumulation Unit Value at end of
   period                                   $6.472           $5.756           $5.354           $5.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,727            1,849            1,458              360
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.971           $0.905           $0.890               --
  Accumulation Unit Value at end of
   period                                   $1.090           $0.971           $0.905               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   31               31               26               --
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $3.139           $3.103           $3.003           $2.819
  Accumulation Unit Value at end of
   period                                   $3.249           $3.139           $3.103           $3.003
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              158,095          182,360          201,034          240,139
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $3.108           $3.076           $2.982           $2.804
  Accumulation Unit Value at end of
   period                                   $3.212           $3.108           $3.076           $2.982
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,182            5,669            6,024            6,886
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $3.108           $3.078           $2.985           $2.808
  Accumulation Unit Value at end of
   period                                   $3.211           $3.108           $3.078           $2.985
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,391            5,400            5,324            4,204
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $3.077           $3.052           $2.964           $2.793
  Accumulation Unit Value at end of
   period                                   $3.174           $3.077           $3.052           $2.964
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               20,783           21,047           20,665           20,930
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $3.077           $3.052           $2.964           $2.793
  Accumulation Unit Value at end of
   period                                   $3.174           $3.077           $3.052           $2.964
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               20,783           21,047           20,665           20,930
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $3.062           $3.041           $2.980               --
  Accumulation Unit Value at end of
   period                                   $3.153           $3.062           $3.041               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,421            2,497            2,020               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $3.062           $3.041           $2.958           $2.791
  Accumulation Unit Value at end of
   period                                   $3.153           $3.062           $3.041           $2.958
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,421            2,497            2,020            1,574

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $3.999               --               --               --
  Accumulation Unit Value at end of
   period                                   $4.225               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   74               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $2.593           $2.416           $2.185           $2.258
  Accumulation Unit Value at end of
   period                                   $2.819           $2.593           $2.416           $2.185
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              279,414          243,035          184,934          197,575
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $2.583           $2.410           $2.182           $2.234
  Accumulation Unit Value at end of
   period                                   $2.804           $2.583           $2.410           $2.182
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,271            5,611            2,827            1,185
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $2.588           $2.450               --               --
  Accumulation Unit Value at end of
   period                                   $2.808           $2.588               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,099            2,043               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.640               --               --               --
  Accumulation Unit Value at end of
   period                                   $2.793               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,540               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $2.578           $2.444               --               --
  Accumulation Unit Value at end of
   period                                   $2.793           $2.578               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,540            1,175               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.640               --               --               --
  Accumulation Unit Value at end of
   period                                   $2.791               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  217               --               --               --

36                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $3.056           $3.038           $2.956           $2.791
  Accumulation Unit Value at end of
   period                                   $3.146           $3.056           $3.038           $2.956
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,999            2,003            2,036            1,395
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.075          $13.007          $12.762               --
  Accumulation Unit Value at end of
   period                                  $13.445          $13.075          $13.007               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   27               20               24               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $3.041           $3.027           $2.971               --
  Accumulation Unit Value at end of
   period                                   $3.125           $3.041           $3.027               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,429            3,454            2,614               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $3.041           $3.027           $2.950           $2.789
  Accumulation Unit Value at end of
   period                                   $3.125           $3.041           $3.027           $2.950
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,429            3,454            2,614              687
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.371           $1.366           $1.343               --
  Accumulation Unit Value at end of
   period                                   $1.407           $1.371           $1.366               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   25               26                3               --
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.093           $1.090           $1.082           $1.072
  Accumulation Unit Value at end of
   period                                   $1.123           $1.093           $1.090           $1.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               62,634           75,980           83,522          115,520
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.087           $1.086           $1.079           $1.071
  Accumulation Unit Value at end of
   period                                   $1.115           $1.087           $1.086           $1.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,898            3,104            3,114            3,940
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.086           $1.085           $1.078           $1.071
  Accumulation Unit Value at end of
   period                                   $1.113           $1.086           $1.085           $1.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,749            3,771            2,895            1,760
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.080           $1.080           $1.075           $1.070
  Accumulation Unit Value at end of
   period                                   $1.105           $1.080           $1.080           $1.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               20,233           22,303           23,814           27,228
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.080           $1.080           $1.075           $1.070
  Accumulation Unit Value at end of
   period                                   $1.105           $1.080           $1.080           $1.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               20,233           22,303           23,814           27,228

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $2.640               --               --               --
  Accumulation Unit Value at end of
   period                                   $2.791               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  103               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.640               --               --               --
  Accumulation Unit Value at end of
   period                                   $2.789               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  121               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.007               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.072               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              159,439               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.007               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.071               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,334               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.007               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.071               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,762               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.042               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.070               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,799               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.007               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.070               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,799               --               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               37

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.074           $1.076           $1.077               --
  Accumulation Unit Value at end of
   period                                   $1.098           $1.074           $1.076               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,248            2,077            1,826               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.074           $1.076           $1.073           $1.069
  Accumulation Unit Value at end of
   period                                   $1.098           $1.074           $1.076           $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,248            2,077            1,826            1,750
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.072           $1.075           $1.072           $1.069
  Accumulation Unit Value at end of
   period                                   $1.095           $1.072           $1.075           $1.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,929            1,989            2,121            1,662
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.069           $1.072           $1.075               --
  Accumulation Unit Value at end of
   period                                   $1.091           $1.069           $1.072               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   45               10                3               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.067           $1.071           $1.074               --
  Accumulation Unit Value at end of
   period                                   $1.088           $1.067           $1.071               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,193            3,980            2,932               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.067           $1.071           $1.070           $1.068
  Accumulation Unit Value at end of
   period                                   $1.088           $1.067           $1.071           $1.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,193            3,980            2,932              584
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.061           $1.067           $1.072               --
  Accumulation Unit Value at end of
   period                                   $1.081           $1.061           $1.067               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   20               20                3               --
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.133           $1.061           $0.971           $0.764
  Accumulation Unit Value at end of
   period                                   $1.363           $1.133           $1.061           $0.971
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               55,950           52,670           50,682           54,847
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.125           $1.055           $0.967           $0.762
  Accumulation Unit Value at end of
   period                                   $1.352           $1.125           $1.055           $0.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,752            2,474            2,442            2,651
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.123           $1.053           $0.965           $0.762
  Accumulation Unit Value at end of
   period                                   $1.348           $1.123           $1.053           $0.965
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,249            2,142            2,490            2,151

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.042               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.069               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  535               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.042               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.069               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  178               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.042               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.068               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  190               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.000           $1.000               --               --
  Accumulation Unit Value at end of
   period                                   $0.764           $1.000               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               46,156           19,695               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.999           $1.000               --               --
  Accumulation Unit Value at end of
   period                                   $0.762           $0.999               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,819            1,087               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.999           $1.000               --               --
  Accumulation Unit Value at end of
   period                                   $0.762           $0.999               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,623              782               --               --

38                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.115           $1.048           $0.962           $0.760
  Accumulation Unit Value at end of
   period                                   $1.337           $1.115           $1.048           $0.962
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,296           10,639           10,619           10,936
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.115           $1.048           $0.962           $0.760
  Accumulation Unit Value at end of
   period                                   $1.337           $1.115           $1.048           $0.962
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,296           10,639           10,619           10,936
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.109           $1.044           $0.965               --
  Accumulation Unit Value at end of
   period                                   $1.328           $1.109           $1.044               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  752              588              554               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.109           $1.044           $0.959           $0.759
  Accumulation Unit Value at end of
   period                                   $1.328           $1.109           $1.044           $0.959
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  752              588              554              345
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.107           $1.042           $0.959           $0.759
  Accumulation Unit Value at end of
   period                                   $1.325           $1.107           $1.042           $0.959
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,135            1,111            1,080              574
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.101           $1.037           $0.961               --
  Accumulation Unit Value at end of
   period                                   $1.316           $1.101           $1.037               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7                7                7               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.102           $1.039           $0.962               --
  Accumulation Unit Value at end of
   period                                   $1.316           $1.102           $1.039               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,142            1,162            1,010               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.102           $1.039           $0.957           $0.759
  Accumulation Unit Value at end of
   period                                   $1.316           $1.102           $1.039           $0.957
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,142            1,162            1,010              279
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.093           $1.032           $0.958               --
  Accumulation Unit Value at end of
   period                                   $1.304           $1.093           $1.032               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   12               12               --               --
HARTFORD VALUE OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.403           $1.311           $1.117           $0.797
  Accumulation Unit Value at end of
   period                                   $1.649           $1.403           $1.311           $1.117
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               57,227           53,865           30,338           12,917

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.750               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.760               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,764               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.998           $1.000               --               --
  Accumulation Unit Value at end of
   period                                   $0.760           $0.998               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,764              309               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.750               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.759               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   81               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.750               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.759               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   86               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.750               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.759               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   75               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD VALUE OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.975               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.797               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,475               --               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               39

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.395           $1.306           $1.114           $0.796
  Accumulation Unit Value at end of
   period                                   $1.637           $1.395           $1.306           $1.114
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,369            2,198              989              620
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.393           $1.304           $1.113           $0.796
  Accumulation Unit Value at end of
   period                                   $1.634           $1.393           $1.304           $1.113
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,980            1,738            1,018              386
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.385           $1.299           $1.110           $0.795
  Accumulation Unit Value at end of
   period                                   $1.622           $1.385           $1.299           $1.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,553            7,768            5,609            4,140
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.385           $1.299           $1.110           $0.795
  Accumulation Unit Value at end of
   period                                   $1.622           $1.385           $1.299           $1.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,553            7,768            5,609            4,140
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.378           $1.294           $1.142               --
  Accumulation Unit Value at end of
   period                                   $1.612           $1.378           $1.294               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,309            1,150              512               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.378           $1.294           $1.108           $0.795
  Accumulation Unit Value at end of
   period                                   $1.612           $1.378           $1.294           $1.108
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,309            1,150              512              289
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.375           $1.293           $1.107           $0.795
  Accumulation Unit Value at end of
   period                                   $1.608           $1.375           $1.293           $1.107
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,072            1,434              770              611
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.622          $14.698          $12.988               --
  Accumulation Unit Value at end of
   period                                  $18.244          $15.622          $14.698               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                1                1               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.368           $1.288           $1.139               --
  Accumulation Unit Value at end of
   period                                   $1.597           $1.368           $1.288               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  825              986              620               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.368           $1.288           $1.105           $0.794
  Accumulation Unit Value at end of
   period                                   $1.597           $1.368           $1.288           $1.105
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  825              986              620              204

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.975               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.796               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  147               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.975               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.796               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   37               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.738               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.795               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  818               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.975               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.795               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  818               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.738               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.795               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   19               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.738               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.795               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   37               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.738               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.794               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   65               --               --               --

40                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.362           $1.284           $1.136               --
  Accumulation Unit Value at end of
   period                                   $1.587           $1.362           $1.284               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   12               12               --               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               41

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
EVERGREEN VA BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.970           $0.933           $0.888           $0.777
  Accumulation Unit Value at end of
   period                                   $1.052           $0.970           $0.933           $0.888
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.961           $0.926           $0.883           $0.774
  Accumulation Unit Value at end of
   period                                   $1.041           $0.961           $0.926           $0.883
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.953           $0.918           $0.876           $0.768
  Accumulation Unit Value at end of
   period                                   $1.032           $0.953           $0.918           $0.876
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   85              132              150              125
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.945           $0.912           $0.871           $0.765
  Accumulation Unit Value at end of
   period                                   $1.021           $0.945           $0.912           $0.871
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               71               75
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.945           $0.912           $0.871           $0.765
  Accumulation Unit Value at end of
   period                                   $1.021           $0.945           $0.912           $0.871
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               71               75
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.940           $0.908           $0.878               --
  Accumulation Unit Value at end of
   period                                   $1.014           $0.940           $0.908               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  152              159              166               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.940           $0.908           $0.870           $0.764
  Accumulation Unit Value at end of
   period                                   $1.014           $0.940           $0.908           $0.870
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  152              159              166              302
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.935           $0.905           $0.866           $0.762
  Accumulation Unit Value at end of
   period                                   $1.009           $0.935           $0.905           $0.866
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  571              756              986            1,159
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.933           $0.904           $0.875               --
  Accumulation Unit Value at end of
   period                                   $1.006           $0.933           $0.904               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  168              168              151               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.933           $0.904           $0.876               --
  Accumulation Unit Value at end of
   period                                   $1.006           $0.933           $0.904               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  629              725              812               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
EVERGREEN VA BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.814               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.777               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.811               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.774               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.805               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.768               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   95               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.735               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.765               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   59               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.802               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.765               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   59               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.735               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.764               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.733               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.762               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  172               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

42                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.933           $0.904           $0.867           $0.764
  Accumulation Unit Value at end of
   period                                   $1.006           $0.933           $0.904           $0.867
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  629              725              812              864
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.925           $0.898           $0.871               --
  Accumulation Unit Value at end of
   period                                   $0.995           $0.925           $0.898               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
EVERGREEN VA FUNDAMENTAL LARGE CAP
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.229           $1.141           $1.058           $1.009
  Accumulation Unit Value at end of
   period                                   $1.367           $1.229           $1.141           $1.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  269              287              325              346
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.225           $1.139           $1.058           $1.009
  Accumulation Unit Value at end of
   period                                   $1.361           $1.225           $1.139           $1.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   70               49               15               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.223           $1.139           $1.058           $1.009
  Accumulation Unit Value at end of
   period                                   $1.359           $1.223           $1.139           $1.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  344              369              461              546
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.220           $1.137           $1.058           $1.009
  Accumulation Unit Value at end of
   period                                   $1.352           $1.220           $1.137           $1.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  115              161               53               51
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.220           $1.137           $1.058           $1.009
  Accumulation Unit Value at end of
   period                                   $1.352           $1.220           $1.137           $1.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  115              161               53               51
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.216           $1.135           $1.072               --
  Accumulation Unit Value at end of
   period                                   $1.346           $1.216           $1.135               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  247              198              156               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.216           $1.135           $1.058           $1.009
  Accumulation Unit Value at end of
   period                                   $1.346           $1.216           $1.135           $1.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  247              198              156              107
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.215           $1.134           $1.058           $1.009
  Accumulation Unit Value at end of
   period                                   $1.344           $1.215           $1.134           $1.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  547              691              828              932

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.735               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.764               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   92               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
EVERGREEN VA FUNDAMENTAL LARGE CAP
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               43

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.148           $1.073           $1.015               --
  Accumulation Unit Value at end of
   period                                   $1.269           $1.148           $1.073               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  552              536              227               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.211           $1.133           $1.071               --
  Accumulation Unit Value at end of
   period                                   $1.338           $1.211           $1.133               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   24               31               44               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.211           $1.133           $1.057           $1.009
  Accumulation Unit Value at end of
   period                                   $1.338           $1.211           $1.133           $1.057
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   24               31               44               45
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.143           $1.071           $1.014               --
  Accumulation Unit Value at end of
   period                                   $1.261           $1.143           $1.071               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
EVERGREEN VA GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.312           $1.247           $1.109           $0.808
  Accumulation Unit Value at end of
   period                                   $1.439           $1.312           $1.247           $1.109
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  182              185              192              192
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.299           $1.237           $1.102           $0.804
  Accumulation Unit Value at end of
   period                                   $1.423           $1.299           $1.237           $1.102
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   68               63               58                5
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.943           $0.898           $0.800           $0.584
  Accumulation Unit Value at end of
   period                                   $1.032           $0.943           $0.898           $0.800
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  307              376              394              439
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.935           $0.892           $0.796           $0.582
  Accumulation Unit Value at end of
   period                                   $1.021           $0.935           $0.892           $0.796
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   46               69               37               16
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.935           $0.892           $0.796           $0.582
  Accumulation Unit Value at end of
   period                                   $1.021           $0.935           $0.892           $0.796
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   46               69               37               16
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.930           $0.888           $0.825               --
  Accumulation Unit Value at end of
   period                                   $1.015           $0.930           $0.888               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  468              459              214               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
EVERGREEN VA GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.120           $1.215           $1.086           $0.907
  Accumulation Unit Value at end of
   period                                   $0.808           $1.120           $1.215           $1.086
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  454              657              872              806
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.115           $1.212           $1.085           $0.799
  Accumulation Unit Value at end of
   period                                   $0.804           $1.115           $1.212           $1.085
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   13               13               20               13
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.811           $0.899               --               --
  Accumulation Unit Value at end of
   period                                   $0.584           $0.811               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  318              133               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.541               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.582               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.809           $0.898               --               --
  Accumulation Unit Value at end of
   period                                   $0.582           $0.809               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

44                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.930           $0.888           $0.794           $0.581
  Accumulation Unit Value at end of
   period                                   $1.015           $0.930           $0.888           $0.794
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  468              459              214              127
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.925           $0.885           $0.791           $0.579
  Accumulation Unit Value at end of
   period                                   $1.009           $0.925           $0.885           $0.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  852              904              580              571
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.924           $0.884           $0.822               --
  Accumulation Unit Value at end of
   period                                   $1.006           $0.924           $0.884               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  272              249                7               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.924           $0.884           $0.823               --
  Accumulation Unit Value at end of
   period                                   $1.006           $0.924           $0.884               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   38               42               21               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.924           $0.884           $0.792           $0.581
  Accumulation Unit Value at end of
   period                                   $1.006           $0.924           $0.884           $0.792
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   38               42               21               21
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.916           $0.878           $0.818               --
  Accumulation Unit Value at end of
   period                                   $0.996           $0.916           $0.878               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
EVERGREEN VA INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.651           $1.441           $1.224           $0.944
  Accumulation Unit Value at end of
   period                                   $2.008           $1.651           $1.441           $1.224
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  261              344              379              424
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.635           $1.429           $1.216           $0.939
  Accumulation Unit Value at end of
   period                                   $1.985           $1.635           $1.429           $1.216
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  287              211              158               26
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.017           $0.890           $0.757           $0.585
  Accumulation Unit Value at end of
   period                                   $1.235           $1.017           $0.890           $0.757
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  646              595              556              496
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.008           $0.883           $0.753           $0.583
  Accumulation Unit Value at end of
   period                                   $1.222           $1.008           $0.883           $0.753
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  486              530              272              183

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.541               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.581               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.539               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.579               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  319               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.541               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.581               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
EVERGREEN VA INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.068           $1.321           $1.409           $1.109
  Accumulation Unit Value at end of
   period                                   $0.944           $1.068           $1.321           $1.409
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  666            1,056            1,240            1,350
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.063           $1.318           $1.407           $1.222
  Accumulation Unit Value at end of
   period                                   $0.939           $1.063           $1.318           $1.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    8                8                8                8
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.663           $0.818               --               --
  Accumulation Unit Value at end of
   period                                   $0.585           $0.663               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  417              286               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.610               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.583               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  206               --               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               45

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.008           $0.883           $0.753           $0.583
  Accumulation Unit Value at end of
   period                                   $1.222           $1.008           $0.883           $0.753
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  486              530              272              183
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.003           $0.880           $0.764               --
  Accumulation Unit Value at end of
   period                                   $1.214           $1.003           $0.880               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,092            1,009              803               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.003           $0.880           $0.751           $0.582
  Accumulation Unit Value at end of
   period                                   $1.214           $1.003           $0.880           $0.751
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,092            1,009              803              476
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.999           $0.877           $0.749           $0.580
  Accumulation Unit Value at end of
   period                                   $1.208           $0.999           $0.877           $0.749
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,430            1,489            1,311            1,093
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.997           $0.876           $0.761               --
  Accumulation Unit Value at end of
   period                                   $1.204           $0.997           $0.876               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,241            3,456            1,967               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.997           $0.876           $0.762               --
  Accumulation Unit Value at end of
   period                                   $1.204           $0.997           $0.876               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  295              251              211               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.997           $0.876           $0.749           $0.582
  Accumulation Unit Value at end of
   period                                   $1.204           $0.997           $0.876           $0.749
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  295              251              211              198
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.988           $0.870           $0.758               --
  Accumulation Unit Value at end of
   period                                   $1.192           $0.988           $0.870               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
EVERGREEN VA OMEGA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.814           $0.794           $0.750           $0.542
  Accumulation Unit Value at end of
   period                                   $0.853           $0.814           $0.794           $0.750
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               31
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.807           $0.788           $0.745           $0.540
  Accumulation Unit Value at end of
   period                                   $0.844           $0.807           $0.788           $0.745
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  201              200              189               58

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.661           $0.817               --               --
  Accumulation Unit Value at end of
   period                                   $0.583           $0.661               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  206              169               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.610               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.582               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.608               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.580               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  304               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.609               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.582               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   98               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
EVERGREEN VA OMEGA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.736           $0.874           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.542           $0.736           $0.874               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   29               29              174               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.734           $0.873           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.540           $0.734           $0.873               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

46                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.631           $0.617           $0.584           $0.423
  Accumulation Unit Value at end of
   period                                   $0.660           $0.631           $0.617           $0.584
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  543              800            1,137            1,572
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.626           $0.612           $0.580           $0.421
  Accumulation Unit Value at end of
   period                                   $0.653           $0.626           $0.612           $0.580
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   26               70               75               94
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.626           $0.612           $0.580           $0.421
  Accumulation Unit Value at end of
   period                                   $0.653           $0.626           $0.612           $0.580
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   26               70               75               94
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.623           $0.610           $0.592               --
  Accumulation Unit Value at end of
   period                                   $0.649           $0.623           $0.610               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  775              784              775               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.623           $0.610           $0.579           $0.421
  Accumulation Unit Value at end of
   period                                   $0.649           $0.623           $0.610           $0.579
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  775              784              775              655
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.620           $0.608           $0.577           $0.419
  Accumulation Unit Value at end of
   period                                   $0.645           $0.620           $0.608           $0.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  811            1,156            1,418            1,232
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.618           $0.607           $0.590               --
  Accumulation Unit Value at end of
   period                                   $0.643           $0.618           $0.607               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  284              301              221               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.618           $0.607           $0.591               --
  Accumulation Unit Value at end of
   period                                   $0.643           $0.618           $0.607               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  188              289              323               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.618           $0.607           $0.577           $0.420
  Accumulation Unit Value at end of
   period                                   $0.643           $0.618           $0.607           $0.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  188              289              323              307
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.613           $0.603           $0.587               --
  Accumulation Unit Value at end of
   period                                   $0.636           $0.613           $0.603               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.575           $0.700               --               --
  Accumulation Unit Value at end of
   period                                   $0.423           $0.575               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,207              813               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.397               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.421               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  124               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.573           $0.699               --               --
  Accumulation Unit Value at end of
   period                                   $0.421           $0.573               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  124              131               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.397               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.421               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.396               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.419               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  696               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.397               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.420               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   68               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               47

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.787           $1.634           $1.374           $1.074
  Accumulation Unit Value at end of
   period                                   $2.145           $1.787           $1.634           $1.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   14               14                1                1
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.773           $1.624           $1.368           $1.071
  Accumulation Unit Value at end of
   period                                   $2.126           $1.773           $1.624           $1.368
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  184              199              156               42
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.770           $1.621           $1.366           $1.070
  Accumulation Unit Value at end of
   period                                   $2.120           $1.770           $1.621           $1.366
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  222              189              158               59
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.756           $1.611           $1.360           $1.067
  Accumulation Unit Value at end of
   period                                   $2.101           $1.756           $1.611           $1.360
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  135              150               63                9
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.756           $1.611           $1.360           $1.067
  Accumulation Unit Value at end of
   period                                   $2.101           $1.756           $1.611           $1.360
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  135              150               63                9
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.747           $1.605           $1.386               --
  Accumulation Unit Value at end of
   period                                   $2.087           $1.747           $1.605               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  640              709              611               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.747           $1.605           $1.357           $1.066
  Accumulation Unit Value at end of
   period                                   $2.087           $1.747           $1.605           $1.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  640              709              611              393
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.358           $1.249           $1.056           $0.830
  Accumulation Unit Value at end of
   period                                   $1.622           $1.358           $1.249           $1.056
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,103            1,206              937              807
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.356           $1.247           $1.079               --
  Accumulation Unit Value at end of
   period                                   $1.617           $1.356           $1.247               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,403            1,401              800               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.735           $1.597           $1.382               --
  Accumulation Unit Value at end of
   period                                   $2.068           $1.735           $1.597               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  111              135              141               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.355               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.074               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   20               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.352               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.071               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.351               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.070               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   28               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.048               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.067               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.348               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.067               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.048               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.066               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.816               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.830               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  236               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

48                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.735           $1.597           $1.353           $1.065
  Accumulation Unit Value at end of
   period                                   $2.068           $1.735           $1.597           $1.353
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  111              135              141              128
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.344           $1.239           $1.074               --
  Accumulation Unit Value at end of
   period                                   $1.600           $1.344           $1.239               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.048               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.065               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               49

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
BLACKROCK GLOBAL GROWTH V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.970           $0.854           $0.750           $0.569
  Accumulation Unit Value at end of
   period                                   $1.169           $0.970           $0.854           $0.750
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  565              544              597              615
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.961           $0.847           $0.746           $0.566
  Accumulation Unit Value at end of
   period                                   $1.156           $0.961           $0.847           $0.746
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  273              319              290              196
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.961           $0.847           $0.746           $0.567
  Accumulation Unit Value at end of
   period                                   $1.155           $0.961           $0.847           $0.746
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  227              347              278              298
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.952           $0.840           $0.741           $0.564
  Accumulation Unit Value at end of
   period                                   $1.143           $0.952           $0.840           $0.741
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   87               91               94               82
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.952           $0.840           $0.741           $0.564
  Accumulation Unit Value at end of
   period                                   $1.143           $0.952           $0.840           $0.741
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   87               91               94               82
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.947           $0.837           $0.735               --
  Accumulation Unit Value at end of
   period                                   $1.135           $0.947           $0.837               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.947           $0.837           $0.740           $0.564
  Accumulation Unit Value at end of
   period                                   $1.135           $0.947           $0.837           $0.740
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.211           $1.071           $0.947           $0.722
  Accumulation Unit Value at end of
   period                                   $1.451           $1.211           $1.071           $0.947
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  204              229              151              150
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.063          $10.684           $9.392               --
  Accumulation Unit Value at end of
   period                                  $14.441          $12.063          $10.684               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.940           $0.833           $0.733               --
  Accumulation Unit Value at end of
   period                                   $1.125           $0.940           $0.833               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  222               81               86               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
BLACKROCK GLOBAL GROWTH V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.797           $1.049           $1.249           $1.000
  Accumulation Unit Value at end of
   period                                   $0.569           $0.797           $1.049           $1.249
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  719            1,017              963               30
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.794           $1.047           $1.249               --
  Accumulation Unit Value at end of
   period                                   $0.566           $0.794           $1.047               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  249              373              325               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.796           $1.024               --               --
  Accumulation Unit Value at end of
   period                                   $0.567           $0.796               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   69                7               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.561               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.564               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   24               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.793           $1.022               --               --
  Accumulation Unit Value at end of
   period                                   $0.564           $0.793               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   24               24               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.561               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.564               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.718               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.722               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   91               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

50                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.940           $0.833           $0.738           $0.563
  Accumulation Unit Value at end of
   period                                   $1.125           $0.940           $0.833           $0.738
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  222               81               86               86
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.318           $8.270           $7.283               --
  Accumulation Unit Value at end of
   period                                  $11.133           $9.318           $8.270               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
BLACKROCK LARGE CAP GROWTH V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.957           $0.876           $0.827           $0.622
  Accumulation Unit Value at end of
   period                                   $1.013           $0.957           $0.876           $0.827
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  903            1,001            1,238            1,310
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.948           $0.869           $0.822           $0.619
  Accumulation Unit Value at end of
   period                                   $1.002           $0.948           $0.869           $0.822
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  235              240              210              204
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.948           $0.869           $0.822           $0.619
  Accumulation Unit Value at end of
   period                                   $1.001           $0.948           $0.869           $0.822
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  168              348              311              314
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.939           $0.862           $0.817           $0.616
  Accumulation Unit Value at end of
   period                                   $0.991           $0.939           $0.862           $0.817
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  399              422              424              423
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.939           $0.862           $0.817           $0.616
  Accumulation Unit Value at end of
   period                                   $0.991           $0.939           $0.862           $0.817
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  399              422              424              423
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.934           $0.859           $0.843               --
  Accumulation Unit Value at end of
   period                                   $0.984           $0.934           $0.859               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   23               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.934           $0.859           $0.815           $0.616
  Accumulation Unit Value at end of
   period                                   $0.984           $0.934           $0.859           $0.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   23               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.146           $1.054           $1.001           $0.757
  Accumulation Unit Value at end of
   period                                   $1.206           $1.146           $1.054           $1.001
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  885              992            1,037            1,084

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.561               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.563               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   31               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
BLACKROCK LARGE CAP GROWTH V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.822           $0.917           $1.105           $1.000
  Accumulation Unit Value at end of
   period                                   $0.622           $0.822           $0.917           $1.105
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,483            1,577            1,389               11
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.819           $0.916           $1.105               --
  Accumulation Unit Value at end of
   period                                   $0.619           $0.819           $0.916               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  210              343              283               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.820           $0.943               --               --
  Accumulation Unit Value at end of
   period                                   $0.619           $0.820               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  253               28               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.600               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.616               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  304               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.817           $0.942               --               --
  Accumulation Unit Value at end of
   period                                   $0.616           $0.817               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  304              239               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.600               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.616               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.737               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.757               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  436               --               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               51

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.414          $10.514          $10.332               --
  Accumulation Unit Value at end of
   period                                  $12.007          $11.414          $10.514               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.928           $0.855           $0.841               --
  Accumulation Unit Value at end of
   period                                   $0.975           $0.928           $0.855               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  639              648              636               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.928           $0.855           $0.813           $0.615
  Accumulation Unit Value at end of
   period                                   $0.975           $0.928           $0.855           $0.813
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  639              648              636              617
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.192           $8.484           $8.353               --
  Accumulation Unit Value at end of
   period                                   $9.650           $9.192           $8.484               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000             1999
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.600               --               --               --
  Accumulation Unit Value at end of
   period                                   $0.615               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  188               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

52                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
JENNISON 20/20 FOCUS PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.270           $1.061           $0.931           $0.732
  Accumulation Unit Value at end of
   period                                   $1.425           $1.270           $1.061           $0.931
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.260           $1.054           $0.926           $0.729
  Accumulation Unit Value at end of
   period                                   $1.411           $1.260           $1.054           $0.926
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.258           $1.052           $0.925           $0.729
  Accumulation Unit Value at end of
   period                                   $1.408           $1.258           $1.052           $0.925
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   21               72               46               62
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.247           $1.045           $0.921           $0.726
  Accumulation Unit Value at end of
   period                                   $1.395           $1.247           $1.045           $0.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3               62               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.247           $1.045           $0.921           $0.726
  Accumulation Unit Value at end of
   period                                   $1.395           $1.247           $1.045           $0.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3               62               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.241           $1.042           $0.935               --
  Accumulation Unit Value at end of
   period                                   $1.386           $1.241           $1.042               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.241           $1.042           $0.919           $0.726
  Accumulation Unit Value at end of
   period                                   $1.386           $1.241           $1.042           $0.919
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.262           $1.060           $0.935           $0.739
  Accumulation Unit Value at end of
   period                                   $1.408           $1.262           $1.060           $0.935
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   98              109              152              159
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.256           $1.056           $0.949               --
  Accumulation Unit Value at end of
   period                                   $1.400           $1.256           $1.056               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.233           $1.037           $0.933               --
  Accumulation Unit Value at end of
   period                                   $1.373           $1.233           $1.037               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   24               63               46               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.233           $1.037           $0.916           $0.725
  Accumulation Unit Value at end of
   period                                   $1.373           $1.233           $1.037           $0.916
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   24               63               46               30

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
JENNISON 20/20 FOCUS PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.957           $0.982           $1.000
  Accumulation Unit Value at end of
   period                                   $0.732           $0.957           $0.982
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.955           $0.981           $1.000
  Accumulation Unit Value at end of
   period                                   $0.729           $0.955           $0.981
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.955           $1.040               --
  Accumulation Unit Value at end of
   period                                   $0.729           $0.955               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   88               28               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.680               --               --
  Accumulation Unit Value at end of
   period                                   $0.726               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.953           $1.039               --
  Accumulation Unit Value at end of
   period                                   $0.726           $0.953               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.680               --               --
  Accumulation Unit Value at end of
   period                                   $0.726               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.693               --               --
  Accumulation Unit Value at end of
   period                                   $0.739               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   50               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.680               --               --
  Accumulation Unit Value at end of
   period                                   $0.725               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   17               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               53

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.224          $10.295           $9.276               --
  Accumulation Unit Value at end of
   period                                  $13.600          $12.224          $10.295               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
JENNISON PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.665           $0.591           $0.548           $0.428
  Accumulation Unit Value at end of
   period                                   $0.666           $0.665           $0.591           $0.548
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.660           $0.587           $0.545           $0.426
  Accumulation Unit Value at end of
   period                                   $0.660           $0.660           $0.587           $0.545
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.659           $0.586           $0.545           $0.426
  Accumulation Unit Value at end of
   period                                   $0.658           $0.659           $0.586           $0.545
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  153              189              187              220
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.653           $0.582           $0.542           $0.425
  Accumulation Unit Value at end of
   period                                   $0.652           $0.653           $0.582           $0.542
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7              179              193              221
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.653           $0.582           $0.542           $0.425
  Accumulation Unit Value at end of
   period                                   $0.652           $0.653           $0.582           $0.542
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7              179              193              221
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.650           $0.580           $0.550               --
  Accumulation Unit Value at end of
   period                                   $0.648           $0.650           $0.580               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.650           $0.580           $0.541           $0.424
  Accumulation Unit Value at end of
   period                                   $0.648           $0.650           $0.580           $0.541
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.924           $0.825           $0.769           $0.604
  Accumulation Unit Value at end of
   period                                   $0.920           $0.924           $0.825           $0.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  264              484              524              567
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.920           $0.822           $0.780               --
  Accumulation Unit Value at end of
   period                                   $0.915           $0.920           $0.822               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.646           $0.577           $0.548               --
  Accumulation Unit Value at end of
   period                                   $0.642           $0.646           $0.577               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --                9               95               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
JENNISON PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.630           $0.783           $1.000
  Accumulation Unit Value at end of
   period                                   $0.428           $0.630           $0.783
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.628           $0.783           $1.000
  Accumulation Unit Value at end of
   period                                   $0.426           $0.628           $0.783
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.628           $0.833               --
  Accumulation Unit Value at end of
   period                                   $0.426           $0.628               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  264               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.415               --               --
  Accumulation Unit Value at end of
   period                                   $0.425               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  156               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.627           $0.832               --
  Accumulation Unit Value at end of
   period                                   $0.425           $0.627               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  156               44               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.415               --               --
  Accumulation Unit Value at end of
   period                                   $0.424               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.591               --               --
  Accumulation Unit Value at end of
   period                                   $0.604               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  168               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

54                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.646           $0.577           $0.539           $0.424
  Accumulation Unit Value at end of
   period                                   $0.642           $0.646           $0.577           $0.539
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --                9               95               95
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.404           $5.735           $5.450               --
  Accumulation Unit Value at end of
   period                                   $6.356           $6.404           $5.735               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
PRUDENTIAL VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.197           $1.043           $0.911           $0.723
  Accumulation Unit Value at end of
   period                                   $1.411           $1.197           $1.043           $0.911
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.188           $1.037           $0.908           $0.721
  Accumulation Unit Value at end of
   period                                   $1.399           $1.188           $1.037           $0.908
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.185           $1.035           $0.907           $0.721
  Accumulation Unit Value at end of
   period                                   $1.395           $1.185           $1.035           $0.907
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  127              166              211              220
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.177           $1.029           $0.903           $0.719
  Accumulation Unit Value at end of
   period                                   $1.384           $1.177           $1.029           $0.903
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   46               --                6                6
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.177           $1.029           $0.903           $0.719
  Accumulation Unit Value at end of
   period                                   $1.384           $1.177           $1.029           $0.903
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   46               --                6                6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.171           $1.026           $0.924               --
  Accumulation Unit Value at end of
   period                                   $1.374           $1.171           $1.026               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.171           $1.026           $0.901           $0.718
  Accumulation Unit Value at end of
   period                                   $1.374           $1.171           $1.026           $0.901
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.166           $1.022           $0.898           $0.716
  Accumulation Unit Value at end of
   period                                   $1.368           $1.166           $1.022           $0.898
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  228              382              412              401
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.161           $1.018           $0.919               --
  Accumulation Unit Value at end of
   period                                   $1.360           $1.161           $1.018               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.415               --               --
  Accumulation Unit Value at end of
   period                                   $0.424               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   95               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
PRUDENTIAL VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.943           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.723           $0.943               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.942           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.721           $0.942               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.942           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.721           $0.942               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  142               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.683               --               --
  Accumulation Unit Value at end of
   period                                   $0.719               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.941           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.719           $0.941               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.683               --               --
  Accumulation Unit Value at end of
   period                                   $0.718               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.681               --               --
  Accumulation Unit Value at end of
   period                                   $0.716               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   81               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               55

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.163           $1.021           $0.922               --
  Accumulation Unit Value at end of
   period                                   $1.362           $1.163           $1.021               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7                8                9               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.163           $1.021           $0.898           $0.718
  Accumulation Unit Value at end of
   period                                   $1.362           $1.163           $1.021           $0.898
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7                8                9                9
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.155           $1.015           $0.918               --
  Accumulation Unit Value at end of
   period                                   $1.351           $1.155           $1.015               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
SP WILLIAM BLAIR INTERNATIONAL GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.016           $0.888           $0.775           $0.564
  Accumulation Unit Value at end of
   period                                   $1.209           $1.016           $0.888           $0.775
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.009           $0.884           $0.772           $0.562
  Accumulation Unit Value at end of
   period                                   $1.199           $1.009           $0.884           $0.772
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.007           $0.882           $0.771           $0.562
  Accumulation Unit Value at end of
   period                                   $1.195           $1.007           $0.882           $0.771
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1               --                1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.000           $0.877           $0.768           $0.561
  Accumulation Unit Value at end of
   period                                   $1.185           $1.000           $0.877           $0.768
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   24                8                8                8
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.000           $0.877           $0.768           $0.561
  Accumulation Unit Value at end of
   period                                   $1.185           $1.000           $0.877           $0.768
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   24                8                8                8
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.994           $0.874           $0.774               --
  Accumulation Unit Value at end of
   period                                   $1.177           $0.994           $0.874               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.994           $0.874           $0.766           $0.560
  Accumulation Unit Value at end of
   period                                   $1.177           $0.994           $0.874           $0.766
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.990           $0.871           $0.763           $0.559
  Accumulation Unit Value at end of
   period                                   $1.172           $0.990           $0.871           $0.763
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  151              538              511              369

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.683               --               --
  Accumulation Unit Value at end of
   period                                   $0.718               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
SP WILLIAM BLAIR INTERNATIONAL GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.740           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.564           $0.740               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.739           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.562           $0.739               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.739           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.562           $0.739               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.599               --               --
  Accumulation Unit Value at end of
   period                                   $0.561               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.738           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.561           $0.738               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.599               --               --
  Accumulation Unit Value at end of
   period                                   $0.560               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.598               --               --
  Accumulation Unit Value at end of
   period                                   $0.559               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1               --               --

56                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.986           $0.868           $0.769               --
  Accumulation Unit Value at end of
   period                                   $1.165           $0.986           $0.868               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.988           $0.870           $0.772               --
  Accumulation Unit Value at end of
   period                                   $1.167           $0.988           $0.870               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   13               13               13               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.988           $0.870           $0.764           $0.560
  Accumulation Unit Value at end of
   period                                   $1.167           $0.988           $0.870           $0.764
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   13               13               13               13
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.981           $0.865           $0.768               --
  Accumulation Unit Value at end of
   period                                   $1.157           $0.981           $0.865               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                2002             2001             2000
--------------------------------------  --------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.599               --               --
  Accumulation Unit Value at end of
   period                                   $0.560               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               57

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2006             2005             2004
-----------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.199           $1.156           $1.071
  Accumulation Unit Value at end
   of period                          $1.328           $1.199           $1.156
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        342              381              432
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.192           $1.151           $1.068
  Accumulation Unit Value at end
   of period                          $1.318           $1.192           $1.151
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        492              623              627
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.189           $1.149           $1.066
  Accumulation Unit Value at end
   of period                          $1.314           $1.189           $1.149
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,118            3,029            3,539
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.182           $1.144           $1.063
  Accumulation Unit Value at end
   of period                          $1.304           $1.182           $1.144
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,245            1,348            1,633
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.182           $1.144           $1.063
  Accumulation Unit Value at end
   of period                          $1.304           $1.182           $1.144
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,245            1,348            1,633
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.176           $1.140           $1.078
  Accumulation Unit Value at end
   of period                          $1.296           $1.176           $1.140
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      9,268           10,002           10,052
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.176           $1.140           $1.061
  Accumulation Unit Value at end
   of period                          $1.296           $1.176           $1.140
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      9,268           10,002           10,052
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.172           $1.137           $1.058
  Accumulation Unit Value at end
   of period                          $1.291           $1.172           $1.137
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      7,849           10,544           11,903
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.170           $1.135           $1.075
  Accumulation Unit Value at end
   of period                          $1.287           $1.170           $1.135
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,643            3,770            3,442
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.168           $1.134           $1.074
  Accumulation Unit Value at end
   of period                          $1.284           $1.168           $1.134
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         38               39               39
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.168           $1.134           $1.058
  Accumulation Unit Value at end
   of period                          $1.284           $1.168           $1.134
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         38               39               39
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.161           $1.130           $1.072
  Accumulation Unit Value at end
   of period                          $1.275           $1.161           $1.130
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
WELLS FARGO ADVANTAGE VT C&B
 LARGE CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.104           $1.084           $0.987
  Accumulation Unit Value at end
   of period                          $1.331           $1.104           $1.084
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        194              216              224

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2003             2002             2001
--------------------------------  --------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $0.888           $1.032           $1.000
  Accumulation Unit Value at end
   of period                          $1.071           $0.888           $1.032
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        417              418               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $0.887           $1.032           $1.000
  Accumulation Unit Value at end
   of period                          $1.068           $0.887           $1.032
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        240               --               --
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period                $0.886           $1.032           $1.000
  Accumulation Unit Value at end
   of period                          $1.066           $0.886           $1.032
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,515            2,452               --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.885           $0.838               --
  Accumulation Unit Value at end
   of period                          $1.063           $0.885               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,639              246               --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period                $0.885           $1.031           $1.000
  Accumulation Unit Value at end
   of period                          $1.063           $0.885           $1.031
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,639              246               --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.884           $0.838               --
  Accumulation Unit Value at end
   of period                          $1.061           $0.884               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      8,141               --               --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.883           $0.837               --
  Accumulation Unit Value at end
   of period                          $1.058           $0.883               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     12,471            2,468               --
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.883           $0.838               --
  Accumulation Unit Value at end
   of period                          $1.058           $0.883               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         30               11               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
WELLS FARGO ADVANTAGE VT C&B
 LARGE CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $0.796           $1.061           $1.000
  Accumulation Unit Value at end
   of period                          $0.987           $0.796           $1.061
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        229              124               --

58                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2006             2005             2004
-----------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.097           $1.079           $0.984
  Accumulation Unit Value at end
   of period                          $1.321           $1.097           $1.079
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         88               87               56
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.094           $1.077           $0.982
  Accumulation Unit Value at end
   of period                          $1.317           $1.094           $1.077
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        494              722              595
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.088           $1.072           $0.979
  Accumulation Unit Value at end
   of period                          $1.307           $1.088           $1.072
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         90               53               14
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.088           $1.072           $0.979
  Accumulation Unit Value at end
   of period                          $1.307           $1.088           $1.072
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         90               53               14
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.082           $1.068           $0.992
  Accumulation Unit Value at end
   of period                          $1.299           $1.082           $1.068
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        547              479              368
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.082           $1.068           $0.977
  Accumulation Unit Value at end
   of period                          $1.299           $1.082           $1.068
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        547              479              368
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.079           $1.065           $0.975
  Accumulation Unit Value at end
   of period                          $1.294           $1.079           $1.065
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        729              675              423
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.076           $1.064           $0.990
  Accumulation Unit Value at end
   of period                          $1.290           $1.076           $1.064
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        416              254               77
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.075           $1.063           $0.989
  Accumulation Unit Value at end
   of period                          $1.287           $1.075           $1.063
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         92               29               29
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.075           $1.063           $0.974
  Accumulation Unit Value at end
   of period                          $1.287           $1.075           $1.063
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         92               29               29
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.069           $1.059           $0.986
  Accumulation Unit Value at end
   of period                          $1.278           $1.069           $1.059
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.262          $10.525               --
  Accumulation Unit Value at end
   of period                         $12.751          $11.262               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.252          $10.524               --
  Accumulation Unit Value at end
   of period                         $12.721          $11.252               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2003             2002             2001
--------------------------------  --------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $0.794           $1.061           $1.000
  Accumulation Unit Value at end
   of period                          $0.984           $0.794           $1.061
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         44               --               --
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period                $0.794           $1.061           $1.000
  Accumulation Unit Value at end
   of period                          $0.982           $0.794           $1.061
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        588              364               --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.792           $0.774               --
  Accumulation Unit Value at end
   of period                          $0.979           $0.792               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         15               15               --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period                $0.792           $1.061           $1.000
  Accumulation Unit Value at end
   of period                          $0.979           $0.792           $1.061
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         15               15               --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.792           $0.774               --
  Accumulation Unit Value at end
   of period                          $0.977           $0.792               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        261               --               --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.791           $0.772               --
  Accumulation Unit Value at end
   of period                          $0.975           $0.791               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        441              251               --
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.791           $0.774               --
  Accumulation Unit Value at end
   of period                          $0.974           $0.791               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         29               --               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               59

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2006             2005             2004
-----------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.249          $10.523               --
  Accumulation Unit Value at end
   of period                         $12.711          $11.249               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1               --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period               $11.239          $10.522               --
  Accumulation Unit Value at end
   of period                         $12.681          $11.239               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.239          $10.522               --
  Accumulation Unit Value at end
   of period                         $12.681          $11.239               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.229          $10.520               --
  Accumulation Unit Value at end
   of period                         $12.650          $11.229               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4               --               --
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at
   beginning of period               $11.229          $10.520               --
  Accumulation Unit Value at end
   of period                         $12.650          $11.229               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4               --               --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period               $11.226          $10.520               --
  Accumulation Unit Value at end
   of period                         $12.640          $11.226               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         14                5               --
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.219          $10.519               --
  Accumulation Unit Value at end
   of period                         $12.620          $11.219               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          5                4               --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.216          $10.518               --
  Accumulation Unit Value at end
   of period                         $12.610          $11.216               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period               $11.216          $10.518               --
  Accumulation Unit Value at end
   of period                         $12.610          $11.216               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.206          $10.517               --
  Accumulation Unit Value at end
   of period                         $12.580          $11.206               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
WELLS FARGO ADVANTAGE VT EQUITY
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.207           $1.160           $1.057
  Accumulation Unit Value at end
   of period                          $1.413           $1.207           $1.160
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         61               67               94
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.200           $1.154           $1.054
  Accumulation Unit Value at end
   of period                          $1.402           $1.200           $1.154
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        756              908              891
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.197           $1.153           $1.053
  Accumulation Unit Value at end
   of period                          $1.399           $1.197           $1.153
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        917            1,292            1,528

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2003             2002             2001
--------------------------------  --------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
WELLS FARGO ADVANTAGE VT EQUITY
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $0.848           $1.064           $1.000
  Accumulation Unit Value at end
   of period                          $1.057           $0.848           $1.064
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         89              158               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $0.847           $1.064           $1.000
  Accumulation Unit Value at end
   of period                          $1.054           $0.847           $1.064
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        200               --               --
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period                $0.846           $1.063           $1.000
  Accumulation Unit Value at end
   of period                          $1.053           $0.846           $1.063
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,404            1,227               --

60                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2006             2005             2004
-----------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.190           $1.147           $1.049
  Accumulation Unit Value at end
   of period                          $1.388           $1.190           $1.147
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        221              267              260
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.190           $1.147           $1.049
  Accumulation Unit Value at end
   of period                          $1.388           $1.190           $1.147
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        221              267              260
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.183           $1.143           $1.063
  Accumulation Unit Value at end
   of period                          $1.379           $1.183           $1.143
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,077            3,500            3,824
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.183           $1.143           $1.047
  Accumulation Unit Value at end
   of period                          $1.379           $1.183           $1.143
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,077            3,500            3,824
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.180           $1.140           $1.045
  Accumulation Unit Value at end
   of period                          $1.374           $1.180           $1.140
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,982            5,881            7,061
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.177           $1.139           $1.060
  Accumulation Unit Value at end
   of period                          $1.369           $1.177           $1.139
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,664            2,964            3,027
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.175           $1.137           $1.060
  Accumulation Unit Value at end
   of period                          $1.367           $1.175           $1.137
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         20               77               80
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.175           $1.137           $1.044
  Accumulation Unit Value at end
   of period                          $1.367           $1.175           $1.137
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         20               77               80
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.169           $1.133           $1.057
  Accumulation Unit Value at end
   of period                          $1.357           $1.169           $1.133
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL CORE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.224           $1.130           $1.043
  Accumulation Unit Value at end
   of period                          $1.460           $1.224           $1.130
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         97               98              101
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.216           $1.124           $1.040
  Accumulation Unit Value at end
   of period                          $1.449           $1.216           $1.124
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        867              787              329
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.213           $1.122           $1.039
  Accumulation Unit Value at end
   of period                          $1.445           $1.213           $1.122
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        251              307              294
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.206           $1.117           $1.035
  Accumulation Unit Value at end
   of period                          $1.434           $1.206           $1.117
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        212              190               98

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2003             2002             2001
--------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.845           $0.831               --
  Accumulation Unit Value at end
   of period                          $1.049           $0.845               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        264              199               --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period                $0.845           $1.063           $1.000
  Accumulation Unit Value at end
   of period                          $1.049           $0.845           $1.063
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        264              199               --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.844           $0.831               --
  Accumulation Unit Value at end
   of period                          $1.047           $0.844               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,723               --               --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.843           $0.830               --
  Accumulation Unit Value at end
   of period                          $1.045           $0.843               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      6,401            1,232               --
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.844           $0.831               --
  Accumulation Unit Value at end
   of period                          $1.044           $0.844               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         66               --               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL CORE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $0.804           $1.056           $1.000
  Accumulation Unit Value at end
   of period                          $1.043           $0.804           $1.056
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        153              150               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $0.802           $1.055           $1.000
  Accumulation Unit Value at end
   of period                          $1.040           $0.802           $1.055
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         40               --               --
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period                $0.802           $1.055           $1.000
  Accumulation Unit Value at end
   of period                          $1.039           $0.802           $1.055
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        255              194               --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.800           $0.814               --
  Accumulation Unit Value at end
   of period                          $1.035           $0.800               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         67               12               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               61

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2006             2005             2004
-----------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.206           $1.117           $1.035
  Accumulation Unit Value at end
   of period                          $1.434           $1.206           $1.117
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        212              190               98
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.200           $1.113           $1.033
  Accumulation Unit Value at end
   of period                          $1.424           $1.200           $1.113
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        546              439              433
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.200           $1.113           $1.033
  Accumulation Unit Value at end
   of period                          $1.424           $1.200           $1.113
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        546              439              433
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.196           $1.110           $1.031
  Accumulation Unit Value at end
   of period                          $1.419           $1.196           $1.110
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,042            1,469            1,516
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.193           $1.109           $1.031
  Accumulation Unit Value at end
   of period                          $1.415           $1.193           $1.109
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,031            3,320            1,912
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.192           $1.108           $1.030
  Accumulation Unit Value at end
   of period                          $1.412           $1.192           $1.108
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        135              152              153
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.192           $1.108           $1.030
  Accumulation Unit Value at end
   of period                          $1.412           $1.192           $1.108
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        135              152              153
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.185           $1.103           $1.027
  Accumulation Unit Value at end
   of period                          $1.402           $1.185           $1.103
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY CORE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $0.986           $1.022           $0.954
  Accumulation Unit Value at end
   of period                          $1.126           $0.986           $1.022
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         12               27               31
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $0.980           $1.017           $0.951
  Accumulation Unit Value at end
   of period                          $1.118           $0.980           $1.017
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          5                5                5
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period                $0.978           $1.015           $0.950
  Accumulation Unit Value at end
   of period                          $1.115           $0.978           $1.015
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         44               58              127
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.972           $1.010           $0.947
  Accumulation Unit Value at end
   of period                          $1.106           $0.972           $1.010
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          7                7                7
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period                $0.972           $1.010           $0.947
  Accumulation Unit Value at end
   of period                          $1.106           $0.972           $1.010
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          7                7                7

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2003             2002             2001
--------------------------------  --------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period                $0.800           $1.055           $1.000
  Accumulation Unit Value at end
   of period                          $1.035           $0.800           $1.055
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         67               12               --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.800           $0.814               --
  Accumulation Unit Value at end
   of period                          $1.033           $0.800               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        289               --               --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.798           $0.813               --
  Accumulation Unit Value at end
   of period                          $1.031           $0.798               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,435              409               --
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.799           $0.814               --
  Accumulation Unit Value at end
   of period                          $1.030           $0.799               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         14                9               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY CORE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $0.782           $1.068           $1.000
  Accumulation Unit Value at end
   of period                          $0.954           $0.782           $1.068
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         35               39               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $0.781           $1.067           $1.000
  Accumulation Unit Value at end
   of period                          $0.951           $0.781           $1.067
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period                $0.780           $1.067           $1.000
  Accumulation Unit Value at end
   of period                          $0.950           $0.780           $1.067
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        128              124               --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.779           $0.755               --
  Accumulation Unit Value at end
   of period                          $0.947           $0.779               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          7               --               --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period                $0.779           $1.067           $1.000
  Accumulation Unit Value at end
   of period                          $0.947           $0.779           $1.067
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          7               --               --

62                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2006             2005             2004
-----------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $0.967           $1.007           $0.958
  Accumulation Unit Value at end
   of period                          $1.099           $0.967           $1.007
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        289              308              325
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.967           $1.007           $0.945
  Accumulation Unit Value at end
   of period                          $1.099           $0.967           $1.007
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        289              308              325
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.964           $1.004           $0.943
  Accumulation Unit Value at end
   of period                          $1.095           $0.964           $1.004
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        289              318              383
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $0.962           $1.003           $0.955
  Accumulation Unit Value at end
   of period                          $1.091           $0.962           $1.003
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        154              118              141
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $0.960           $1.002           $0.955
  Accumulation Unit Value at end
   of period                          $1.089           $0.960           $1.002
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3               11                3
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.960           $1.002           $0.942
  Accumulation Unit Value at end
   of period                          $1.089           $0.960           $1.002
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3               11                3
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $0.955           $0.998           $0.952
  Accumulation Unit Value at end
   of period                          $1.081           $0.955           $0.998
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.065           $1.020           $1.000
  Accumulation Unit Value at end
   of period                          $1.076           $1.065           $1.020
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        261              247              260
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.058           $1.015           $0.997
  Accumulation Unit Value at end
   of period                          $1.068           $1.058           $1.015
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,052            1,045              893
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.056           $1.013           $0.996
  Accumulation Unit Value at end
   of period                          $1.065           $1.056           $1.013
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,691            2,219            2,990
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.049           $1.009           $0.992
  Accumulation Unit Value at end
   of period                          $1.057           $1.049           $1.009
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        392              499              484
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.049           $1.009           $0.992
  Accumulation Unit Value at end
   of period                          $1.057           $1.049           $1.009
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        392              499              484
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.044           $1.005           $1.000
  Accumulation Unit Value at end
   of period                          $1.050           $1.044           $1.005
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      5,112            5,277            6,321

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2003             2002             2001
--------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.778           $0.755               --
  Accumulation Unit Value at end
   of period                          $0.945           $0.778               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        269               --               --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.777           $0.754               --
  Accumulation Unit Value at end
   of period                          $0.943           $0.777               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        318               75               --
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.778           $0.755               --
  Accumulation Unit Value at end
   of period                          $0.942           $0.778               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3               --               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $0.802           $1.128           $1.000
  Accumulation Unit Value at end
   of period                          $1.000           $0.802           $1.128
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        221              289               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $0.800           $1.128           $1.000
  Accumulation Unit Value at end
   of period                          $0.997           $0.800           $1.128
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        266               --               --
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period                $0.800           $1.127           $1.000
  Accumulation Unit Value at end
   of period                          $0.996           $0.800           $1.127
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,732            2,502               --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.799           $0.742               --
  Accumulation Unit Value at end
   of period                          $0.992           $0.799               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        524              240               --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period                $0.799           $1.127           $1.000
  Accumulation Unit Value at end
   of period                          $0.992           $0.799           $1.127
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        524              240               --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               63

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2006             2005             2004
-----------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.044           $1.005           $0.990
  Accumulation Unit Value at end
   of period                          $1.050           $1.044           $1.005
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      5,112            5,277            6,321
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.040           $1.002           $0.988
  Accumulation Unit Value at end
   of period                          $1.046           $1.040           $1.002
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      4,649            8,216           10,370
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.038           $1.001           $0.998
  Accumulation Unit Value at end
   of period                          $1.043           $1.038           $1.001
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,915            4,054            4,408
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.037           $1.000           $0.997
  Accumulation Unit Value at end
   of period                          $1.040           $1.037           $1.000
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        159              221              269
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.037           $1.000           $0.988
  Accumulation Unit Value at end
   of period                          $1.040           $1.037           $1.000
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        159              221              269
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.031           $0.996           $0.995
  Accumulation Unit Value at end
   of period                          $1.033           $1.031           $0.996
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
WELLS FARGO ADVANTAGE VT MONEY
 MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.001           $0.988           $0.994
  Accumulation Unit Value at end
   of period                          $1.033           $1.001           $0.988
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               69
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $0.995           $0.984           $0.990
  Accumulation Unit Value at end
   of period                          $1.025           $0.995           $0.984
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        630              601              348
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period                $0.993           $0.982           $0.989
  Accumulation Unit Value at end
   of period                          $1.022           $0.993           $0.982
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        569            1,088            1,471
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.987           $0.977           $0.986
  Accumulation Unit Value at end
   of period                          $1.014           $0.987           $0.977
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          7                3                3
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period                $0.987           $0.977           $0.986
  Accumulation Unit Value at end
   of period                          $1.014           $0.987           $0.977
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          7                3                3
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $0.982           $0.974           $0.983
  Accumulation Unit Value at end
   of period                          $1.007           $0.982           $0.974
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        926              942              653
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.982           $0.974           $0.984
  Accumulation Unit Value at end
   of period                          $1.007           $0.982           $0.974
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        926              942              653

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2003             2002             2001
--------------------------------  --------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.798           $0.742               --
  Accumulation Unit Value at end
   of period                          $0.990           $0.798               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      4,752               --               --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.797           $0.741               --
  Accumulation Unit Value at end
   of period                          $0.988           $0.797               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     10,404            2,710               --
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.797           $0.742               --
  Accumulation Unit Value at end
   of period                          $0.988           $0.797               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        164               42               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
WELLS FARGO ADVANTAGE VT MONEY
 MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.001           $1.001           $1.000
  Accumulation Unit Value at end
   of period                          $0.994           $1.001           $1.001
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         79               44               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $0.999           $1.001           $1.000
  Accumulation Unit Value at end
   of period                          $0.990           $0.999           $1.001
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          8               --               --
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period                $0.999           $1.001           $1.000
  Accumulation Unit Value at end
   of period                          $0.989           $0.999           $1.001
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,723            1,786               --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.997           $0.999               --
  Accumulation Unit Value at end
   of period                          $0.986           $0.997               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         46                8               --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period                $0.997           $1.001           $1.000
  Accumulation Unit Value at end
   of period                          $0.986           $0.997           $1.001
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         46                8               --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.996           $0.999               --
  Accumulation Unit Value at end
   of period                          $0.984           $0.996               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        484               --               --

64                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2006             2005             2004
-----------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.978           $0.971           $0.982
  Accumulation Unit Value at end
   of period                          $1.004           $0.978           $0.971
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        889            1,995            1,569
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $0.976           $0.970           $0.981
  Accumulation Unit Value at end
   of period                          $1.001           $0.976           $0.970
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,624            1,437              179
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $0.975           $0.969           $0.980
  Accumulation Unit Value at end
   of period                          $0.998           $0.975           $0.969
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         68                8                7
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.975           $0.969           $0.981
  Accumulation Unit Value at end
   of period                          $0.998           $0.975           $0.969
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         68                8                7
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $0.969           $0.965           $0.977
  Accumulation Unit Value at end
   of period                          $0.991           $0.969           $0.965
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.860          $10.331               --
  Accumulation Unit Value at end
   of period                         $12.035          $10.860               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         13                2               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.850          $10.329               --
  Accumulation Unit Value at end
   of period                         $12.007          $10.850               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.847          $10.329               --
  Accumulation Unit Value at end
   of period                         $11.997          $10.847               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1               --               --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period               $10.837          $10.327               --
  Accumulation Unit Value at end
   of period                         $11.969          $10.837               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.837          $10.327               --
  Accumulation Unit Value at end
   of period                         $11.969          $10.837               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.828          $10.326               --
  Accumulation Unit Value at end
   of period                         $11.940          $10.828               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at
   beginning of period               $10.828          $10.326               --
  Accumulation Unit Value at end
   of period                         $11.940          $10.828               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period               $10.825          $10.325               --
  Accumulation Unit Value at end
   of period                         $11.931          $10.825               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2003             2002             2001
--------------------------------  --------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.995           $0.997               --
  Accumulation Unit Value at end
   of period                          $0.982           $0.995               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,426              271               --
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.996           $0.999               --
  Accumulation Unit Value at end
   of period                          $0.981           $0.996               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          7               --               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               65

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2006             2005             2004
-----------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.818          $10.324               --
  Accumulation Unit Value at end
   of period                         $11.912          $10.818               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6                5               --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.815          $10.324               --
  Accumulation Unit Value at end
   of period                         $11.902          $10.815               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period               $10.815          $10.324               --
  Accumulation Unit Value at end
   of period                         $11.902          $10.815               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.806          $10.322               --
  Accumulation Unit Value at end
   of period                         $11.874          $10.806               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
WELLS FARGO ADVANTAGE VT SMALL
 CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.168           $1.113           $0.991
  Accumulation Unit Value at end
   of period                          $1.416           $1.168           $1.113
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         28               26               33
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.160           $1.108           $0.987
  Accumulation Unit Value at end
   of period                          $1.405           $1.160           $1.108
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        309              226              114
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.158           $1.106           $0.986
  Accumulation Unit Value at end
   of period                          $1.401           $1.158           $1.106
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        299              413              575
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.151           $1.101           $0.983
  Accumulation Unit Value at end
   of period                          $1.390           $1.151           $1.101
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         56               58               52
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.151           $1.101           $0.983
  Accumulation Unit Value at end
   of period                          $1.390           $1.151           $1.101
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         56               58               52
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.145           $1.097           $1.035
  Accumulation Unit Value at end
   of period                          $1.381           $1.145           $1.097
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        673              628              748
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.145           $1.097           $0.981
  Accumulation Unit Value at end
   of period                          $1.381           $1.145           $1.097
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        673              628              748
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.141           $1.094           $0.979
  Accumulation Unit Value at end
   of period                          $1.376           $1.141           $1.094
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        877            1,232            1,539
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.139           $1.093           $1.032
  Accumulation Unit Value at end
   of period                          $1.372           $1.139           $1.093
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        971            1,070              684

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2003             2002             2001
--------------------------------  --------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
WELLS FARGO ADVANTAGE VT SMALL
 CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $0.705           $1.155           $1.000
  Accumulation Unit Value at end
   of period                          $0.991           $0.705           $1.155
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         18               15               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $0.704           $1.155           $1.000
  Accumulation Unit Value at end
   of period                          $0.987           $0.704           $1.155
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         62               --               --
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period                $0.703           $1.155           $1.000
  Accumulation Unit Value at end
   of period                          $0.986           $0.703           $1.155
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        655              497               --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.702           $0.653               --
  Accumulation Unit Value at end
   of period                          $0.983           $0.702               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         42               42               --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period                $0.702           $1.155           $1.000
  Accumulation Unit Value at end
   of period                          $0.983           $0.702           $1.155
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         42               42               --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.702           $0.653               --
  Accumulation Unit Value at end
   of period                          $0.981           $0.702               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        359               --               --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.700           $0.652               --
  Accumulation Unit Value at end
   of period                          $0.979           $0.700               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,375              325               --
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --

66                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2006             2005             2004
-----------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.137           $1.091           $1.032
  Accumulation Unit Value at end
   of period                          $1.369           $1.137           $1.091
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         45               48               51
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.137           $1.091           $0.978
  Accumulation Unit Value at end
   of period                          $1.369           $1.137           $1.091
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         45               48               51
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.131           $1.087           $1.029
  Accumulation Unit Value at end
   of period                          $1.359           $1.131           $1.087
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
WELLS FARGO ADVANTAGE VT
 SMALL/MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.108          $10.826               --
  Accumulation Unit Value at end
   of period                         $13.837          $12.108               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $12.097          $10.825               --
  Accumulation Unit Value at end
   of period                         $13.804          $12.097               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period               $12.093          $10.824               --
  Accumulation Unit Value at end
   of period                         $13.793          $12.093               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                2               --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period               $12.083          $10.823               --
  Accumulation Unit Value at end
   of period                         $13.761          $12.083               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period               $12.083          $10.823               --
  Accumulation Unit Value at end
   of period                         $13.761          $12.083               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.072          $10.821               --
  Accumulation Unit Value at end
   of period                         $13.728          $12.072               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         20               11               --
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at
   beginning of period               $12.072          $10.821               --
  Accumulation Unit Value at end
   of period                         $13.728          $12.072               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         20               11               --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period               $12.069          $10.821               --
  Accumulation Unit Value at end
   of period                         $13.717          $12.069               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         10               --               --
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.062          $10.820               --
  Accumulation Unit Value at end
   of period                         $13.695          $12.062               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         16               --               --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.058          $10.819               --
  Accumulation Unit Value at end
   of period                         $13.685          $12.058               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2003             2002             2001
--------------------------------  --------------------------------------------
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $0.701           $0.653               --
  Accumulation Unit Value at end
   of period                          $0.978           $0.701               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         44               --               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
WELLS FARGO ADVANTAGE VT
 SMALL/MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               67

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2006             2005             2004
-----------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period               $12.058          $10.819               --
  Accumulation Unit Value at end
   of period                         $13.685          $12.058               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.047          $10.818               --
  Accumulation Unit Value at end
   of period                         $13.652          $12.047               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
WELLS FARGO ADVANTAGE VT TOTAL
 RETURN BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.164           $1.156           $1.121
  Accumulation Unit Value at end
   of period                          $1.194           $1.164           $1.156
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        100              115              181
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.156           $1.151           $1.118
  Accumulation Unit Value at end
   of period                          $1.184           $1.156           $1.151
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,338            1,513            1,180
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.154           $1.149           $1.117
  Accumulation Unit Value at end
   of period                          $1.181           $1.154           $1.149
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,288            1,411            1,484
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.147           $1.143           $1.113
  Accumulation Unit Value at end
   of period                          $1.172           $1.147           $1.143
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        241              293              208
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.147           $1.143           $1.113
  Accumulation Unit Value at end
   of period                          $1.172           $1.147           $1.143
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        241              293              208
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.141           $1.139           $1.118
  Accumulation Unit Value at end
   of period                          $1.164           $1.141           $1.139
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,940            3,789            4,126
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.141           $1.139           $1.111
  Accumulation Unit Value at end
   of period                          $1.164           $1.141           $1.139
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,940            3,789            4,126
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.137           $1.136           $1.108
  Accumulation Unit Value at end
   of period                          $1.160           $1.137           $1.136
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,600            2,787            3,603
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.135           $1.135           $1.116
  Accumulation Unit Value at end
   of period                          $1.157           $1.135           $1.135
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      4,865            4,679            3,409
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.133           $1.134           $1.115
  Accumulation Unit Value at end
   of period                          $1.154           $1.133           $1.134
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        291              310              295
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.133           $1.134           $1.107
  Accumulation Unit Value at end
   of period                          $1.154           $1.133           $1.134
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        291              310              295

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2003             2002             2001
--------------------------------  --------------------------------------------
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
WELLS FARGO ADVANTAGE VT TOTAL
 RETURN BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.047           $0.984           $1.000
  Accumulation Unit Value at end
   of period                          $1.121           $1.047           $0.984
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        247              164               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.046           $0.984           $1.000
  Accumulation Unit Value at end
   of period                          $1.118           $1.046           $0.984
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        327               --               --
 WITH EARNINGS PROTECTION
  BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.045           $0.984           $1.000
  Accumulation Unit Value at end
   of period                          $1.117           $1.045           $0.984
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,722            1,202               --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.043           $0.996               --
  Accumulation Unit Value at end
   of period                          $1.113           $1.043               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        206               96               --
 WITH EARNINGS PROTECTION
  BENEFIT AND OPTIONAL DEATH
  BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.043           $0.983           $1.000
  Accumulation Unit Value at end
   of period                          $1.113           $1.043           $0.983
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        206               96               --
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.042           $0.996               --
  Accumulation Unit Value at end
   of period                          $1.111           $1.042               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,619               --               --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.041           $0.995               --
  Accumulation Unit Value at end
   of period                          $1.108           $1.041               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,607              621               --
 WITH OPTIONAL DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH EARNINGS PROTECTION
  BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (35 BPS)
  Accumulation Unit Value at
   beginning of period                $1.042           $0.996               --
  Accumulation Unit Value at end
   of period                          $1.107           $1.042               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        184               63               --

68                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2006             2005             2004
-----------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.127           $1.129           $1.112
  Accumulation Unit Value at end
   of period                          $1.146           $1.127           $1.129
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2003             2002             2001
--------------------------------  --------------------------------------------
 WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT
  AND THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                    --               --               --
  Accumulation Unit Value at end
   of period                              --               --               --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         --               --               --

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT ONE AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account One (the "Account") as of December 31, 2006 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2006, by correspondence with the investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting the Hartford Life and Annuity Insurance Company Separate Account One as of December 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 19, 2007

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                                EVERGREEN VA
                                     EVERGREEN VA            EVERGREEN VA       INTERNATIONAL
                                    BALANCED FUND            GROWTH FUND         EQUITY FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                      --                  --
   Class IB                                    --                      --                  --
   Other class                            118,167                 164,706             662,388
                                     ============            ============       =============
  Cost:
   Class IA                                    --                      --                  --
   Class IB                                    --                      --                  --
   Other class                         $1,422,482              $1,904,238          $7,813,217
                                     ============            ============       =============
  Market Value:
   Class IA                                    --                      --                  --
   Class IB                                    --                      --                  --
   Other class                         $1,790,227              $2,569,425         $10,717,439
 Due from Hartford Life &
  Annuity Insurance Company                    --                      --                  --
 Receivable from fund shares
  sold                                        276                     212               1,942
 Other assets                                  --                       7                  --
                                     ------------            ------------       -------------
 Total Assets                           1,790,503               2,569,644          10,719,381
                                     ------------            ------------       -------------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company                   276                     212               1,942
 Payable for fund shares
  purchased                                    --                      --                  --
 Other liabilities                             --                      --                  85
                                     ------------            ------------       -------------
 Total Liabilities                            276                     212               2,027
                                     ------------            ------------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $1,790,227              $2,569,432         $10,717,354
                                     ============            ============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            EVERGREEN VA            EVERGREEN VA
                                    EVERGREEN VA           SPECIAL VALUES           FUNDAMENTAL
                                     OMEGA FUND                 FUND               LARGE CAP FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                      --                      --
   Class IB                                   --                      --                      --
   Other class                           123,786                 450,265                 156,209
                                    ============            ============            ============
  Cost:
   Class IA                                   --                      --                      --
   Class IB                                   --                      --                      --
   Other class                        $1,750,620              $6,598,366              $2,416,240
                                    ============            ============            ============
  Market Value:
   Class IA                                   --                      --                      --
   Class IB                                   --                      --                      --
   Other class                        $2,203,393              $7,803,097              $3,061,703
 Due from Hartford Life &
  Annuity Insurance Company                   --                      --                      --
 Receivable from fund shares
  sold                                     1,125                   1,341                     450
 Other assets                                 23                       4                     529
                                    ------------            ------------            ------------
 Total Assets                          2,204,541               7,804,442               3,062,682
                                    ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company                1,125                   1,341                     450
 Payable for fund shares
  purchased                                   --                      --                      --
 Other liabilities                            --                      --                      --
                                    ------------            ------------            ------------
 Total Liabilities                         1,125                   1,341                     450
                                    ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $2,203,416              $7,803,101              $3,062,232
                                    ============            ============            ============

                                   HARTFORD               HARTFORD                    HARTFORD
                                   ADVISERS          TOTAL RETURN BOND          CAPITAL APPRECIATION
                                   HLS FUND               HLS FUND                    HLS FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT                 SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                         154,413,451             82,136,801                  91,311,350
   Class IB                          37,573,112             55,629,409                  30,448,071
   Other class                               --                     --                          --
                               ================       ================            ================
  Cost:
   Class IA                      $3,060,457,688           $915,548,325              $3,666,321,760
   Class IB                         846,988,081            655,843,174               1,289,387,410
   Other class                               --                     --                          --
                               ================       ================            ================
  Market Value:
   Class IA                      $3,489,515,769           $923,047,859              $4,884,149,061
   Class IB                         855,974,486            622,311,232               1,620,101,900
   Other class                               --                     --                          --
 Due from Hartford Life &
  Annuity Insurance Company                  --                     --                          --
 Receivable from fund shares
  sold                                3,827,357              1,690,663                   5,340,845
 Other assets                            36,104                  2,329                      43,847
                               ----------------       ----------------            ----------------
 Total Assets                     4,349,353,716          1,547,052,083               6,509,635,653
                               ----------------       ----------------            ----------------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company           3,827,357              1,690,663                   5,340,845
 Payable for fund shares
  purchased                                  --                     --                          --
 Other liabilities                           --                     --                          --
                               ----------------       ----------------            ----------------
 Total Liabilities                    3,827,357              1,690,663                   5,340,845
                               ----------------       ----------------            ----------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $4,345,526,359         $1,545,361,420              $6,504,294,808
                               ================       ================            ================

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                         HARTFORD             HARTFORD             HARTFORD
                                   DIVIDEND AND GROWTH          FOCUS          GLOBAL ADVISERS
                                         HLS FUND             HLS FUND             HLS FUND
                                       SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                               129,917,790           3,027,047           15,162,195
   Class IB                                48,338,640           2,680,889            4,059,901
   Other class                                     --                  --                   --
                                     ================       =============       ==============
  Cost:
   Class IA                            $2,273,026,566         $29,059,390         $175,712,670
   Class IB                               875,264,063          24,287,533           43,766,871
   Other class                                     --                  --                   --
                                     ================       =============       ==============
  Market Value:
   Class IA                            $2,961,020,909         $31,972,511         $192,752,075
   Class IB                             1,098,419,746          28,251,771           51,428,415
   Other class                                     --                  --                   --
 Due from Hartford Life &
  Annuity Insurance Company                        --                  --                   --
 Receivable from fund shares
  sold                                      3,104,638              21,162              213,892
 Other assets                                  12,945                  --                1,859
                                     ----------------       -------------       --------------
 Total Assets                           4,062,558,238          60,245,444          244,396,241
                                     ----------------       -------------       --------------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company                 3,104,638              21,162              213,892
 Payable for fund shares
  purchased                                        --                  --                   --
 Other liabilities                                 --                 138                   --
                                     ----------------       -------------       --------------
 Total Liabilities                          3,104,638              21,300              213,892
                                     ----------------       -------------       --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $4,059,453,600         $60,224,144         $244,182,349
                                     ================       =============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       HARTFORD                    HARTFORD               HARTFORD
                                 GLOBAL COMMUNICATIONS     GLOBAL FINANCIAL SERVICES   GLOBAL HEALTH
                                       HLS FUND                    HLS FUND               HLS FUND
                                      SUB-ACCOUNT                 SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                879,924                     852,049              7,283,556
   Class IB                              1,001,105                   1,025,715              4,952,302
   Other class                                  --                          --                     --
                                     =============               =============         ==============
  Cost:
   Class IA                             $5,159,864                  $7,767,168            $97,854,272
   Class IB                              5,800,275                   8,817,700             68,180,533
   Other class                                  --                          --                     --
                                     =============               =============         ==============
  Market Value:
   Class IA                             $8,616,551                 $11,217,021           $122,656,181
   Class IB                              9,763,004                  13,490,234             82,179,220
   Other class                                  --                          --                     --
 Due from Hartford Life &
  Annuity Insurance Company                     --                          --                     --
 Receivable from fund shares
  sold                                      14,965                      13,307                160,323
 Other assets                                   --                          --                  2,829
                                     -------------               -------------         --------------
 Total Assets                           18,394,520                  24,720,562            204,998,553
                                     -------------               -------------         --------------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company                 14,965                      13,307                160,323
 Payable for fund shares
  purchased                                     --                          --                     --
 Other liabilities                             200                         114                     --
                                     -------------               -------------         --------------
 Total Liabilities                          15,165                      13,421                160,323
                                     -------------               -------------         --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $18,379,355                 $24,707,141           $204,838,230
                                     =============               =============         ==============

                                  HARTFORD            HARTFORD                  HARTFORD
                               GLOBAL LEADERS     GLOBAL TECHNOLOGY        DISCIPLINED EQUITY
                                  HLS FUND            HLS FUND                  HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                        19,654,200           5,279,458                29,412,836
   Class IB                        10,643,330           4,406,612                20,572,837
   Other class                             --                  --                        --
                               ==============       =============            ==============
  Cost:
   Class IA                      $332,532,644         $44,596,483              $360,492,542
   Class IB                       167,432,467          23,206,188               228,875,120
   Other class                             --                  --                        --
                               ==============       =============            ==============
  Market Value:
   Class IA                      $394,866,810         $31,918,693              $414,246,613
   Class IB                       213,043,876          26,320,253               288,159,345
   Other class                             --                  --                        --
 Due from Hartford Life &
  Annuity Insurance Company                --                  --                        --
 Receivable from fund shares
  sold                                145,632              22,804                   524,452
 Other assets                           6,173                 754                        --
                               --------------       -------------            --------------
 Total Assets                     608,062,491          58,262,504               702,930,410
                               --------------       -------------            --------------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company           145,632              22,804                   524,452
 Payable for fund shares
  purchased                                --                  --                        --
 Other liabilities                         --                  --                         6
                               --------------       -------------            --------------
 Total Liabilities                    145,632              22,804                   524,458
                               --------------       -------------            --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $607,916,859         $58,239,700              $702,405,952
                               ==============       =============            ==============

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                   HARTFORD
                                   HARTFORD         GROWTH         HARTFORD
                                    GROWTH      OPPORTUNITIES     HIGH YIELD
                                   HLS FUND        HLS FUND        HLS FUND
                                 SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                         15,886,412       6,453,628      22,820,028
   Class IB                         12,791,640       4,979,750      20,992,991
   Other class                              --              --              --
                                ==============  ==============  ==============
  Cost:
   Class IA                       $174,498,060    $164,369,610    $218,024,820
   Class IB                        137,725,404     118,801,556     195,717,956
   Other class                              --              --              --
                                ==============  ==============  ==============
  Market Value:
   Class IA                       $195,709,205    $194,449,089    $213,311,990
   Class IB                        155,655,598     148,885,561     194,537,180
   Other class                              --              --              --
 Due from Hartford Life &
  Annuity Insurance Company                 --              --              --
 Receivable from fund shares
  sold                                 199,964         757,003          24,934
 Other assets                            2,633             967           2,557
                                --------------  --------------  --------------
 Total Assets                      351,567,400     344,092,620     407,876,661
                                --------------  --------------  --------------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company            199,964         757,003          24,934
 Payable for fund shares
  purchased                                 --              --              --
 Other liabilities                          --              --              --
                                --------------  --------------  --------------
 Total Liabilities                     199,964         757,003          24,934
                                --------------  --------------  --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $351,367,436    $343,335,617    $407,851,727
                                ==============  ==============  ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                  HARTFORD
                                               INTERNATIONAL           HARTFORD
                                  HARTFORD        CAPITAL           INTERNATIONAL
                                   INDEX        APPRECIATION        SMALL COMPANY
                                  HLS FUND        HLS FUND             HLS FUND
                                SUB-ACCOUNT     SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                        15,102,276      19,994,030            7,921,155
   Class IB                         4,667,636      17,404,586            5,967,533
   Other class                             --              --                   --
                               ==============  ==============       ==============
  Cost:
   Class IA                      $349,442,625    $227,031,416         $111,378,375
   Class IB                       137,143,423     190,128,080           81,309,756
   Other class                             --              --                   --
                               ==============  ==============       ==============
  Market Value:
   Class IA                      $488,774,927    $283,606,313         $132,861,666
   Class IB                       150,410,321     245,454,979           99,303,254
   Other class                             --              --                   --
 Due from Hartford Life &
  Annuity Insurance Company                --              --                   --
 Receivable from fund shares
  sold                                560,440         295,830                   --
 Other assets                           3,644              --               18,926
                               --------------  --------------       --------------
 Total Assets                     639,749,332     529,357,122          232,183,846
                               --------------  --------------       --------------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company           560,440         295,830                9,512
 Payable for fund shares
  purchased                                --              --               11,878
 Other liabilities                         --             305                   --
                               --------------  --------------       --------------
 Total Liabilities                    560,440         296,135               21,390
                               --------------  --------------       --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $639,188,892    $529,060,987         $232,162,456
                               ==============  ==============       ==============


                                  HARTFORD
                               INTERNATIONAL      HARTFORD        HARTFORD
                               OPPORTUNITIES       MIDCAP       MIDCAP VALUE
                                  HLS FUND        HLS FUND        HLS FUND
                                SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
-----------------------------  ----------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                        43,554,494      26,796,046      30,708,540
   Class IB                        18,769,810       2,558,374      21,044,942
   Other class                             --              --              --
                               ==============  ==============  ==============
  Cost:
   Class IA                      $528,297,556    $482,022,334    $315,808,581
   Class IB                       203,520,980      62,642,772     212,143,500
   Other class                             --              --              --
                               ==============  ==============  ==============
  Market Value:
   Class IA                      $662,894,932    $723,251,151    $435,397,504
   Class IB                       288,046,314      68,466,193     297,413,514
   Other class                             --              --              --
 Due from Hartford Life &
  Annuity Insurance Company                --              --              --
 Receivable from fund shares
  sold                                764,175         749,110         284,816
 Other assets                           4,318          13,374           8,326
                               --------------  --------------  --------------
 Total Assets                     951,709,739     792,479,828     733,104,160
                               --------------  --------------  --------------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company           764,175         749,110         284,816
 Payable for fund shares
  purchased                                --              --              --
 Other liabilities                      2,508              --              --
                               --------------  --------------  --------------
 Total Liabilities                    766,683         749,110         284,816
                               --------------  --------------  --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $950,943,056    $791,730,718    $732,819,344
                               ==============  ==============  ==============

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                   HARTFORD             HARTFORD                  HARTFORD
                                 MONEY MARKET     MORTGAGE SECURITIES          SMALL COMPANY
                                   HLS FUND             HLS FUND                  HLS FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                        287,475,070           13,634,473                20,626,489
   Class IB                        179,702,577            9,938,389                 8,130,097
   Other class                              --                   --                        --
                                ==============       ==============            ==============
  Cost:
   Class IA                       $287,475,070         $151,060,080              $281,678,593
   Class IB                        179,702,577          115,957,920               118,432,580
   Other class                              --                   --                        --
                                ==============       ==============            ==============
  Market Value:
   Class IA                       $287,475,070         $147,465,187              $393,282,630
   Class IB                        179,702,577          106,795,560               152,095,217
   Other class                              --                   --                        --
 Due from Hartford Life &
  Annuity Insurance Company          1,913,631                   --                        --
 Receivable from fund shares
  sold                                      --              113,922                   414,783
 Other assets                           53,402                  727                     2,449
                                --------------       --------------            --------------
 Total Assets                      469,144,680          254,375,396               545,795,079
                                --------------       --------------            --------------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company                 --              113,922                   414,783
 Payable for fund shares
  purchased                          1,913,631                   --                        --
 Other liabilities                          --                   --                        --
                                --------------       --------------            --------------
 Total Liabilities                   1,913,631              113,922                   414,783
                                --------------       --------------            --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $467,231,049         $254,261,474              $545,380,296
                                ==============       ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                   HARTFORD
                                       HARTFORD                                U.S. GOVERNMENT
                                   SMALLCAP GROWTH           HARTFORD             SECURITIES
                                       HLS FUND           STOCK HLS FUND           HLS FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                              8,845,881             40,818,677           17,728,047
   Class IB                              8,575,090             10,095,018           20,078,866
   Other class                                  --                     --                   --
                                    ==============       ================       ==============
  Cost:
   Class IA                           $153,795,604         $1,578,772,228         $196,145,410
   Class IB                            144,220,632            466,267,322          225,418,060
   Other class                                  --                     --                   --
                                    ==============       ================       ==============
  Market Value:
   Class IA                           $183,920,013         $2,145,969,566         $197,249,338
   Class IB                            177,813,922            529,475,440          222,301,158
   Other class                                  --                     --                   --
 Due from Hartford Life &
  Annuity Insurance Company                     --                     --                   --
 Receivable from fund shares
  sold                                     167,905              1,909,434              591,236
 Other assets                                4,062                 19,889                   --
                                    --------------       ----------------       --------------
 Total Assets                          361,905,902          2,677,374,329          420,141,732
                                    --------------       ----------------       --------------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company                167,905              1,909,434              591,236
 Payable for fund shares
  purchased                                     --                     --                   --
 Other liabilities                              --                     --                  718
                                    --------------       ----------------       --------------
 Total Liabilities                         167,905              1,909,434              591,954
                                    --------------       ----------------       --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $361,737,997         $2,675,464,895         $419,549,778
                                    ==============       ================       ==============

                                                  HARTFORD
                                  HARTFORD         VALUE          HARTFORD
                                   VALUE       OPPORTUNITIES   EQUITY INCOME
                                  HLS FUND        HLS FUND        HLS FUND
                                SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
-----------------------------  ----------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                        11,345,493       8,893,014      16,909,521
   Class IB                         8,993,061       6,886,302       6,480,238
   Other class                             --              --              --
                               ==============  ==============  ==============
  Cost:
   Class IA                      $109,724,394    $147,902,916    $197,029,408
   Class IB                        81,702,857     110,955,180      75,626,336
   Other class                             --              --              --
                               ==============  ==============  ==============
  Market Value:
   Class IA                      $148,155,428    $175,507,183    $240,176,115
   Class IB                       117,218,534     135,233,189      91,968,296
   Other class                             --              --              --
 Due from Hartford Life &
  Annuity Insurance Company                --         773,070              --
 Receivable from fund shares
  sold                                628,133              --          12,613
 Other assets                              32           4,155           3,309
                               --------------  --------------  --------------
 Total Assets                     266,002,127     311,517,597     332,160,333
                               --------------  --------------  --------------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company           628,133              --          12,613
 Payable for fund shares
  purchased                                --         773,070              --
 Other liabilities                         --              --              --
                               --------------  --------------  --------------
 Total Liabilities                    628,133         773,070          12,613
                               --------------  --------------  --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $265,373,994    $310,744,527    $332,147,720
                               ==============  ==============  ==============

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                      BLACKROCK               BLACKROCK               JENNISON
                                    GLOBAL GROWTH          LARGE CAP GROWTH         20/20 FOCUS
                                      V.I. FUND               V.I. FUND              PORTFOLIO
                                   SUB-ACCOUNT (A)         SUB-ACCOUNT (B)          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
ASSETS:
 Investments
  Number of Shares:
   Class IA                                    --                      --                    --
   Class IB                                    --                      --                    --
   Other class                            143,433                 322,032                17,629
                                     ============            ============            ==========
  Cost:
   Class IA                                    --                      --                    --
   Class IB                                    --                      --                    --
   Other class                         $1,636,178              $2,784,924              $173,968
                                     ============            ============            ==========
  Market Value:
   Class IA                                    --                      --                    --
   Class IB                                    --                      --                    --
   Other class                         $1,906,225              $3,787,092              $278,710
 Due from Hartford Life &
  Annuity Insurance Company                    --                      --                    --
 Receivable from fund shares
  sold                                        237                     519                    40
 Other assets                                   8                      10                    --
                                     ------------            ------------            ----------
 Total Assets                           1,906,470               3,787,621               278,750
                                     ------------            ------------            ----------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company                   237                     519                    40
 Payable for fund shares
  purchased                                    --                      --                    --
 Other liabilities                             --                      --                     1
                                     ------------            ------------            ----------
 Total Liabilities                            237                     519                    41
                                     ------------            ------------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $1,906,233              $3,787,102              $278,709
                                     ============            ============            ==========

(a)  Formerly Mercury Global Growth V.I. Fund. Change effective October 2, 2006.

(b) Formerly Mercury Large Cap Growth V.I. Fund. Change effective October 2,
    2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                             SP WILLIAM BLAIR
                                     JENNISON             PRUDENTIAL          INTERNATIONAL
                                    PORTFOLIO          VALUE PORTFOLIO            GROWTH
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments
  Number of Shares:
   Class IA                                 --                    --                    --
   Class IB                                 --                    --                    --
   Other class                          18,921                24,131                33,233
                                    ==========            ==========            ==========
  Cost:
   Class IA                                 --                    --                    --
   Class IB                                 --                    --                    --
   Other class                        $302,273              $398,394              $164,188
                                    ==========            ==========            ==========
  Market Value:
   Class IA                                 --                    --                    --
   Class IB                                 --                    --                    --
   Other class                        $393,002              $633,687              $271,512
 Due from Hartford Life &
  Annuity Insurance Company                 --                    --                    --
 Receivable from fund shares
  sold                                      56                    87                    40
 Other assets                               --                     1                    --
                                    ----------            ----------            ----------
 Total Assets                          393,058               633,775               271,552
                                    ----------            ----------            ----------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company                 56                    87                    40
 Payable for fund shares
  purchased                                 --                    --                    --
 Other liabilities                           2                    --                     6
                                    ----------            ----------            ----------
 Total Liabilities                          58                    87                    46
                                    ----------            ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $393,000              $633,688              $271,506
                                    ==========            ==========            ==========

                                     WELLS FARGO              WELLS FARGO              WELLS FARGO
                                 ADVANTAGE VT ASSET       ADVANTAGE VT TOTAL       ADVANTAGE VT EQUITY
                                   ALLOCATION FUND         RETURN BOND FUND            INCOME FUND
                                   SUB-ACCOUNT (C)          SUB-ACCOUNT (D)          SUB-ACCOUNT (E)
-----------------------------  -------------------------------------------------------------------------
ASSETS:
 Investments
  Number of Shares:
   Class IA                                    --                       --                       --
   Class IB                                    --                       --                       --
   Other class                          2,578,394                2,041,559                  835,965
                                    =============            =============            =============
  Cost:
   Class IA                                    --                       --                       --
   Class IB                                    --                       --                       --
   Other class                        $29,534,094              $21,178,765              $11,609,124
                                    =============            =============            =============
  Market Value:
   Class IA                                    --                       --                       --
   Class IB                                    --                       --                       --
   Other class                        $36,432,710              $20,007,281              $16,510,302
 Due from Hartford Life &
  Annuity Insurance Company                    --                       --                       --
 Receivable from fund shares
  sold                                      6,679                    1,428                   10,380
 Other assets                                 348                       51                      342
                                    -------------            -------------            -------------
 Total Assets                          36,439,737               20,008,760               16,521,024
                                    -------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company                 6,679                    1,428                   10,380
 Payable for fund shares
  purchased                                    --                       --                       --
 Other liabilities                             --                       --                       --
                                    -------------            -------------            -------------
 Total Liabilities                          6,679                    1,428                   10,380
                                    -------------            -------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $36,433,058              $20,007,332              $16,510,644
                                    =============            =============            =============

(c) Formerly Wells Fargo Advantage Asset Allocation Fund. Change effective May 1, 2006.

(d) Formerly Wells Fargo Advantage Total Return Bond Fund. Change effective May 1, 2006.

(e) Formerly Wells Fargo Advantage Equity Income Fund. Change effective May 1, 2006.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                     WELLS FARGO             WELLS FARGO              WELLS FARGO
                                   ADVANTAGE VT C&B          ADVANTAGE VT            ADVANTAGE VT
                                      LARGE CAP             LARGE COMPANY            INTERNATIONAL
                                      VALUE FUND              CORE FUND                CORE FUND
                                   SUB-ACCOUNT (F)         SUB-ACCOUNT (G)          SUB-ACCOUNT (H)
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                      --                       --
   Class IB                                    --                      --                       --
   Other class                            376,627                  70,840                1,085,071
                                     ============            ============            =============
  Cost:
   Class IA                                    --                      --                       --
   Class IB                                    --                      --                       --
   Other class                         $3,119,259                $862,847               $8,189,247
                                     ============            ============            =============
  Market Value:
   Class IA                                    --                      --                       --
   Class IB                                    --                      --                       --
   Other class                         $4,233,284              $1,105,110              $10,709,651
 Due from Hartford Life &
  Annuity Insurance Company                    --                      --                       --
 Receivable from fund shares
  sold                                        563                     241                    1,946
 Other assets                                  --                      43                       --
                                     ------------            ------------            -------------
 Total Assets                           4,233,847               1,105,394               10,711,597
                                     ------------            ------------            -------------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company                   563                      56                    1,946
 Payable for fund shares
  purchased                                    --                      --                       --
 Other liabilities                              9                      --                       21
                                     ------------            ------------            -------------
 Total Liabilities                            572                      56                    1,967
                                     ------------            ------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $4,233,275              $1,105,338              $10,709,630
                                     ============            ============            =============

(f) Formerly Wells Fargo Advantage C&B Large Cap Value Fund. Change effective May 1, 2006.

(g) Formerly Wells Fargo Advantage Large Company Core Fund. Change effective May 1, 2006.

(h) Formerly Wells Fargo Advantage International Core Fund. Change effective May 1, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     WELLS FARGO             WELLS FARGO             WELLS FARGO
                                    ADVANTAGE VT             ADVANTAGE VT            ADVANTAGE VT
                                    LARGE COMPANY            MONEY MARKET             SMALL CAP
                                     GROWTH FUND                 FUND                GROWTH FUND
                                   SUB-ACCOUNT (I)         SUB-ACCOUNT (J)         SUB-ACCOUNT (K)
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                      --                      --
   Class IB                                    --                      --                      --
   Other class                          2,103,818               4,796,893                 527,876
                                    =============            ============            ============
  Cost:
   Class IA                                    --                      --                      --
   Class IB                                    --                      --                      --
   Other class                        $16,674,795              $4,796,893              $3,516,669
                                    =============            ============            ============
  Market Value:
   Class IA                                    --                      --                      --
   Class IB                                    --                      --                      --
   Other class                        $20,175,611              $4,796,893              $5,257,649
 Due from Hartford Life &
  Annuity Insurance Company                    --                      --                      --
 Receivable from fund shares
  sold                                      3,838                     682                     291
 Other assets                                  82                     526                       2
                                    -------------            ------------            ------------
 Total Assets                          20,179,531               4,798,101               5,257,942
                                    -------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company                 3,838                     682                     291
 Payable for fund shares
  purchased                                    --                      --                      --
 Other liabilities                             --                      --                      --
                                    -------------            ------------            ------------
 Total Liabilities                          3,838                     682                     291
                                    -------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $20,175,693              $4,797,419              $5,257,651
                                    =============            ============            ============

                                                         WELLS FARGO
                                   WELLS FARGO           ADVANTAGE VT          WELLS FARGO
                                   ADVANTAGE VT         SMALL/MID CAP          ADVANTAGE VT
                                  DISCOVERY FUND          VALUE FUND         OPPORTUNITY FUND
                                 SUB-ACCOUNT (L)       SUB-ACCOUNT (M)       SUB-ACCOUNT (N)
-----------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                    --                    --
   Class IB                                 --                    --                    --
   Other class                          21,906                55,905                11,660
                                    ==========            ==========            ==========
  Cost:
   Class IA                                 --                    --                    --
   Class IB                                 --                    --                    --
   Other class                        $328,392              $738,157              $276,416
                                    ==========            ==========            ==========
  Market Value:
   Class IA                                 --                    --                    --
   Class IB                                 --                    --                    --
   Other class                        $360,127              $741,861              $280,063
 Due from Hartford Life &
  Annuity Insurance Company                 --                   270                    --
 Receivable from fund shares
  sold                                     225                    --                    --
 Other assets                                2                    --                     2
                                    ----------            ----------            ----------
 Total Assets                          360,354               742,131               280,065
                                    ----------            ----------            ----------
LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company                226                    --                    56
 Payable for fund shares
  purchased                                 --                   274                    --
 Other liabilities                          --                    10                    --
                                    ----------            ----------            ----------
 Total Liabilities                         226                   284                    56
                                    ----------            ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $360,128              $741,847              $280,009
                                    ==========            ==========            ==========

(i) Formerly Wells Fargo Advantage Large Company Growth Fund. Change effective May 1, 2006.

(j) Formerly Wells Fargo Advantage Money Market Fund. Change effective May 1, 2006.

(k) Formerly Wells Fargo Advantage Small Cap Growth Fund. Change effective May 1, 2006.

(l)  Formerly Wells Fargo Advantage Discovery Fund. Change effective May 1,
     2006.

(m) Formerly Wells Fargo Advantage Multi Cap Value Fund. Change effective May 1, 2006.

(n) Formerly Wells Fargo Advantage Opportunity Fund. Change effective May 1,
    2006.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                    UNITS         MINIMUM            MAXIMUM
                                                                  OWNED BY          UNIT               UNIT          CONTRACT
                                                                PARTICIPANTS    FAIR VALUE #       FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION PERIOD (BY
 SUB-ACCOUNT):
Evergreen VA Balanced Fund -- Class I                                1,776,348     $0.992178  to      $1.031638        $1,790,227
Evergreen VA Growth Fund -- Class I                                  2,431,858      0.992301  to       1.439068         2,567,688
Evergreen VA International Equity Fund -- Class I                    8,508,392      1.187683  to       2.008199        10,717,354
Evergreen VA Omega Fund -- Class I                                   3,341,667      0.634304  to       0.843741         2,203,416
Evergreen VA Special Values Fund -- Class I                          4,438,915      1.594356  to       2.145281         7,803,101
Evergreen VA Fundamental Large Cap Fund -- Class I                   2,300,219      1.257282  to       1.367151         3,062,232
Hartford Advisers HLS Fund -- Class IA                             950,180,563      1.160304  to       5.239892     3,474,517,286
Hartford Advisers HLS Fund -- Class IB                             779,157,129      1.052077  to       1.283584       855,086,087
Hartford Total Return Bond HLS Fund -- Class IA                    388,572,885      1.372618  to      13.445086       920,004,767
Hartford Total Return Bond HLS Fund -- Class IB                    441,672,634      1.220629  to       1.466249       622,010,725
Hartford Capital Appreciation HLS Fund -- Class IA                 633,870,289      1.602581  to      13.317016     4,869,511,467
Hartford Capital Appreciation HLS Fund -- Class IB               1,050,220,276      1.418832  to       2.357117     1,619,382,699
Hartford Dividend and Growth HLS Fund -- Class IA                1,018,365,062      1.459674  to       3.909317     2,953,369,977
Hartford Dividend and Growth HLS Fund -- Class IB                  698,816,546      1.298113  to       1.613686     1,097,855,977
Hartford Focus HLS Fund -- Class IA                                 27,506,517      1.105882  to       1.195607        31,867,457
Hartford Focus HLS Fund -- Class IB                                 25,193,595      1.092646  to       1.139109        28,251,785
Hartford Global Advisers HLS Fund -- Class IA                      101,908,714      1.270877  to       2.033530       191,980,730
Hartford Global Advisers HLS Fund -- Class IB                       46,403,045      1.030536  to       1.924168        51,307,041
Hartford Global Communications HLS Fund -- Class IA                  6,398,773      1.283548  to       1.383470         8,570,143
Hartford Global Communications HLS Fund -- Class IB                  7,530,547      1.266197  to       1.318076         9,762,980
Hartford Global Financial Services HLS Fund -- Class IA              7,949,091      1.348013  to       1.452974        11,198,185
Hartford Global Financial Services HLS Fund -- Class IB              9,914,676      1.327784  to       1.384208        13,481,054
Hartford Global Health HLS Fund -- Class IA                         57,096,490      2.041630  to       2.220498       122,501,370
Hartford Global Health HLS Fund -- Class IB                         39,744,498      2.008463  to       2.098095        82,121,318
Hartford Global Leaders HLS Fund -- Class IA                       200,259,071      1.399841  to      11.575757       393,704,496
Hartford Global Leaders HLS Fund -- Class IB                       204,917,407      0.904949  to       1.998303       212,972,482
Hartford Global Technology HLS Fund -- Class IA                     58,433,660      0.522998  to       0.565080        31,882,474
Hartford Global Technology HLS Fund -- Class IB                     50,073,016      0.511332  to       0.534171        26,294,648
Hartford Disciplined Equity HLS Fund -- Class IA                   307,809,289      1.133664  to      11.870122       413,205,292
Hartford Disciplined Equity HLS Fund -- Class IB                   272,546,824      0.968446  to       1.348591       288,106,566
Hartford Growth HLS Fund -- Class IA                               146,953,003      1.275175  to       1.364233       195,316,894
Hartford Growth HLS Fund -- Class IB                               120,752,573      1.263468  to       1.310662       155,626,104
Hartford Growth Opportunities HLS Fund -- Class IA                 121,725,954      1.532006  to      16.063468       193,901,545
Hartford Growth Opportunities HLS Fund -- Class IB                  96,087,431      1.515854  to       1.574816       148,847,219
Hartford High Yield HLS Fund -- Class IA                           151,546,271      1.337447  to      11.835874       212,573,305
Hartford High Yield HLS Fund -- Class IB                           150,568,393      1.253995  to       1.345629       194,498,112
Hartford Index HLS Fund -- Class IA                                118,724,849      1.101548  to       5.396069       486,603,449
Hartford Index HLS Fund -- Class IB                                145,917,626      0.948522  to       5.104819       150,368,889
Hartford International Capital Appreciation HLS Fund --
 Class IA                                                          172,644,788      1.577184  to       1.691257       282,969,935
Hartford International Capital Appreciation HLS Fund --
 Class IB                                                          155,067,833      1.545615  to       1.611333       245,254,882
Hartford International Small Company HLS Fund -- Class IA           58,068,313      2.181655  to       2.351455       132,474,468
Hartford International Small Company HLS Fund -- Class IB           45,128,784      2.148944  to       2.240240        99,210,057
Hartford International Opportunities HLS Fund -- Class IA          304,743,496      1.363263  to       2.574550       661,017,897
Hartford International Opportunities HLS Fund -- Class IB          246,637,842      1.029159  to       1.492426       288,011,439

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                    UNITS         MINIMUM            MAXIMUM
                                                                  OWNED BY          UNIT               UNIT          CONTRACT
                                                                PARTICIPANTS    FAIR VALUE #       FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund -- Class IA                               180,348,721     $2.574581  to      $4.085176      $721,266,678
Hartford MidCap HLS Fund -- Class IB                                43,157,108      1.529019  to       1.594686        68,460,209
Hartford MidCap Value HLS Fund -- Class IA                         249,373,330      1.661024  to       1.836864       434,703,139
Hartford MidCap Value HLS Fund -- Class IB                         176,671,090      1.641155  to       1.710939       297,355,287
Hartford Money Market HLS Fund -- Class IA                         160,514,538      1.020776  to       1.994415       286,696,972
Hartford Money Market HLS Fund -- Class IB                         167,216,274      0.985873  to       1.160647       179,705,553
Hartford Mortgage Securities HLS Fund -- Class IA                   59,113,475      1.292541  to       2.971599       146,696,275
Hartford Mortgage Securities HLS Fund -- Class IB                   81,136,939      1.244142  to       2.811007       106,776,770
Hartford Small Company HLS Fund -- Class IA                        160,765,697      1.561458  to       2.574772       392,039,858
Hartford Small Company HLS Fund -- Class IB                        153,690,178      0.896305  to       1.779188       152,043,416
Hartford SmallCap Growth HLS Fund -- Class IA                      129,836,165      1.361718  to      14.059456       183,465,441
Hartford SmallCap Growth HLS Fund -- Class IB                      128,678,448      1.353222  to       1.405868       177,799,030
Hartford Stock HLS Fund -- Class IA                                528,620,587      1.065889  to       6.727823     2,136,004,795
Hartford Stock HLS Fund -- Class IB                                532,910,931      0.925110  to       1.226336       529,377,523
Hartford U.S. Government Securities HLS Fund -- Class IA           176,855,164      1.072210  to       1.168739       196,983,732
Hartford U.S. Government Securities HLS Fund -- Class IB           204,969,302      1.061041  to       1.102318       222,289,365
Hartford Value HLS Fund -- Class IA                                109,238,849      1.293598  to       1.398501       148,002,320
Hartford Value HLS Fund -- Class IB                                 89,492,935      1.278119  to       1.332448       117,195,558
Hartford Value Opportunities HLS Fund -- Class IA                  106,503,774      1.574090  to      18.243700       174,817,582
Hartford Value Opportunities HLS Fund -- Class IB                   84,956,982      1.557284  to       1.617825       135,207,882
Hartford Equity Income HLS Fund -- Class IA                        167,214,558      1.387132  to       1.454231       239,563,581
Hartford Equity Income HLS Fund -- Class IB                         65,679,264      1.376206  to       1.415573        91,928,768
BlackRock Global Growth V.I. Fund -- Class I                         1,593,800      1.125290  to       1.451107         1,906,233
BlackRock Large Cap Growth V. I. Fund -- Class I                     3,554,018      0.975435  to       1.206478         3,787,102
Jennison 20/20 Focus Portfolio -- Class II                             198,264      1.373347  to       1.420714           278,709
Jennison Portfolio -- Class II                                         471,533      0.651869  to       6.356177           393,000
Prudential Value Portfolio -- Class II                                 459,757      1.362323  to       1.395399           633,688
SP William Blair International Growth Class II                         231,721      1.143533  to       1.195379           271,506
Wells Fargo Advantage VT Asset Allocation Fund                      28,012,287      1.265254  to       1.332802        36,293,116
Wells Fargo Advantage VT Total Return Bond Fund                     17,178,344      1.140587  to       1.197937        20,007,332
Wells Fargo Advantage VT Equity Income Fund                         11,879,674      1.346445  to       1.418348        16,381,727
Wells Fargo Advantage VT C&B Large Cap Value Fund                    3,255,881      1.271941  to       1.335887         4,233,275
Wells Fargo Advantage VT Large Company Core Fund                       997,780      1.076309  to       1.130449         1,099,271
Wells Fargo Advantage VT International Core Fund                     7,517,386      1.395064  to       1.465147        10,709,630
Wells Fargo Advantage VT Large Company Growth Fund                  19,122,567      1.028188  to       1.079893        20,084,981
Wells Fargo Advantage VT Money Market Fund                           4,758,268      0.994769  to       1.032532         4,797,419
Wells Fargo Advantage VT Small Cap Growth Fund                       3,804,119      1.352734  to       1.420762         5,257,651
Wells Fargo Advantage VT Discovery Fund                                 28,468     12.570422  to      12.771333           360,128
Wells Fargo Advantage VT Small/Mid Cap Value Fund                       54,049     13.695397  to      13.859145           741,847
Wells Fargo Advantage VT Opportunity Fund                               23,341     11.911783  to      12.035193           280,009
ANNUITY CONTRACTS IN THE ANNUITY PERIOD (BY SUB-ACCOUNT):
Evergreen VA Growth Fund -- Class I                                      1,212      1.439068  to       1.439068             1,744
Hartford Advisors HLS Fund -- Class IA                               2,899,568      1.192989  to       5.239892        15,029,574
Hartford Advisors HLS Fund -- Class IB                                 781,831      1.092340  to       1.283584           893,412
Hartford Total Return Bond HLS Fund -- Class IA                        970,736      1.511505  to       3.248909         3,044,578
Hartford Total Return Bond HLS Fund -- Class IB                        206,138      1.428902  to       1.466249           301,350
Hartford Capital Appreciation HLS Fund -- Class IA                   1,147,613      2.214268  to      13.317016        14,685,618

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                    UNITS         MINIMUM            MAXIMUM
                                                                  OWNED BY          UNIT               UNIT          CONTRACT
                                                                PARTICIPANTS    FAIR VALUE #       FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund -- Class IB                     362,397     $1.473062  to      $2.357117          $715,025
Hartford Dividend and Growth HLS Fund -- Class IA                    2,005,238      1.633404  to       3.909317         7,658,929
Hartford Dividend and Growth HLS Fund -- Class IB                      356,939      1.578268  to       1.613686           568,717
Hartford Focus HLS Fund -- Class IA                                     90,009      1.165453  to       1.165453           104,902
Hartford Global Advisers HLS Fund -- Class IA                          379,974      2.033530  to       2.033530           772,688
Hartford Global Advisers HLS Fund -- Class IB                          113,295      1.074751  to       1.076726           121,890
Hartford Global Communications HLS Fund -- Class IA                     34,283      1.348564  to       1.348564            46,232
Hartford Global Financial Services HLS Fund -- Class IA                 13,276      1.416374  to       1.416374            18,804
Hartford Global Financial Services HLS Fund -- Class IB                  6,585      1.381649  to       1.381649             9,098
Hartford Global Health HLS Fund -- Class IA                             73,093      2.154872  to       2.154872           157,505
Hartford Global Health HLS Fund -- Class IB                             27,687      2.094238  to       2.098095            58,037
Hartford Global Leaders HLS Fund -- Class IA                           562,633      1.412249  to       2.112267         1,168,420
Hartford Global Leaders HLS Fund -- Class IB                            75,701      0.943836  to       0.945568            71,461
Hartford Global Technology HLS Fund -- Class IA                         67,498      0.548386  to       0.548386            37,015
Hartford Global Technology HLS Fund -- Class IB                         47,855      0.534171  to       0.534171            25,563
Hartford Disciplined Equity HLS Fund -- Class IA                       746,632      1.172258  to       1.425866         1,041,574
Hartford Disciplined Equity HLS Fund -- Class IB                        51,980      1.010047  to       1.011865            52,519
Hartford Growth HLS Fund -- Class IA                                   294,100      1.335881  to       1.342101           392,949
Hartford Growth HLS Fund -- Class IB                                    24,056      1.308255  to       1.310662            31,489
Hartford Growth Opportunities HLS Fund -- Class IA                     342,092      1.604882  to       1.612383           549,102
Hartford Growth Opportunities HLS Fund -- Class IB                      23,993      1.571927  to       1.574816            37,751
Hartford High Yield HLS Fund -- Class IA                               520,641      1.368169  to       1.422701           740,376
Hartford High Yield HLS Fund -- Class IB                                30,521      1.307826  to       1.310241            39,934
Hartford Index HLS Fund -- Class IA                                    402,994      5.396069  to       5.396069         2,174,585
Hartford Index HLS Fund -- Class IB                                     42,438      0.987778  to       0.989600            41,968
Hartford International Capital Appreciation HLS Fund --
 Class IA                                                              385,227      1.648682  to       1.658052           635,383
Hartford International Capital Appreciation HLS Fund --
 Class IB                                                              124,615      1.608401  to       1.611333           200,787
Hartford International Small Company HLS Fund -- Class IA              168,063      2.292208  to       2.305259           385,362
Hartford International Small Company HLS Fund -- Class IB               41,392      2.236129  to       2.240240            92,569
Hartford International Opportunities HLS Fund -- Class IA              757,385      1.375353  to       2.574550         1,880,788
Hartford International Opportunities HLS Fund -- Class IB               25,740      1.068491  to       1.492426            32,932
Hartford MidCap HLS Fund -- Class IA                                   489,546      4.085176  to       4.085176         1,999,881
Hartford MidCap HLS Fund -- Class IB                                     2,477      1.594686  to       1.594686             3,950
Hartford MidCap Value HLS Fund -- Class IA                             400,864      1.750503  to       1.750503           701,713
Hartford MidCap Value HLS Fund -- Class IB                              34,659      1.707797  to       1.710939            59,205
Hartford Money Market HLS Fund -- Class IA                             417,585      1.142958  to       1.994415           813,122
Hartford Money Market HLS Fund -- Class IB                              14,161      1.081640  to       1.160647            15,402
Hartford Mortgage Securities HLS Fund -- Class IA                      258,680      2.971599  to       2.971599           768,695
Hartford Mortgage Securities HLS Fund -- Class IB                       15,203      1.297563  to       1.299931            19,734
Hartford Small Company HLS Fund -- Class IA                            483,217      2.574772  to       2.574772         1,244,174
Hartford Small Company HLS Fund -- Class IB                             56,788      0.930638  to       0.930638            52,849
Hartford SmallCap Growth HLS Fund -- Class IA                          320,369      1.426510  to       1.433212           457,210
Hartford SmallCap Growth HLS Fund -- Class IB                           11,606      1.405868  to       1.405868            16,316
Hartford Stock HLS Fund -- Class IA                                  1,556,501      1.075353  to       6.727823         9,985,383
Hartford Stock HLS Fund -- Class IB                                     97,273      0.960488  to       1.226336            97,194
Hartford U.S. Government Securities HLS Fund -- Class IA               235,649      1.123244  to       1.128516           265,068

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                    UNITS         MINIMUM            MAXIMUM
                                                                  OWNED BY          UNIT               UNIT          CONTRACT
                                                                PARTICIPANTS    FAIR VALUE #       FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund -- Class IB                10,534     $1.102318  to      $1.102318           $11,612
Hartford Value HLS Fund -- Class IA                                    111,399      1.363286  to       1.363286           151,869
Hartford Value HLS Fund -- Class IB                                     18,231      1.330000  to       1.330000            24,247
Hartford Value Opportunities HLS Fund -- Class IA                      419,310      1.648983  to       1.648983           691,436
Hartford Value Opportunities HLS Fund -- Class IB                       17,088      1.614850  to       1.617825            27,628
Hartford Equity Income HLS Fund -- Class IA                            428,788      1.433701  to       1.438253           614,860
Hartford Equity Income HLS Fund -- Class IB                             28,663      1.413345  to       1.413345            40,511
Wells Fargo Advantage VT Asset Allocation Fund                         105,635      1.314311  to       1.327935           139,942
Wells Fargo Advantage VT Equity Income Fund                             91,298      1.402253  to       1.413146           128,917
Wells Fargo Advantage VT Large Company Core Fund                         5,428      1.117596  to       1.117596             6,067
Wells Fargo Advantage VT Large Company Growth Fund                      84,309      1.075955  to       1.075955            90,712

#  Rounded unit values

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                                 EVERGREEN VA
                                    EVERGREEN VA          EVERGREEN VA          INTERNATIONAL
                                   BALANCED FUND          GROWTH FUND            EQUITY FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $46,195                  $ --                $365,742
                                     ----------            ----------            ------------
EXPENSES:
 Mortality and expense risk
  charges                               (34,745)              (43,695)               (171,315)
                                     ----------            ----------            ------------
  Net Investment income (loss)           11,450               (43,695)                194,427
                                     ----------            ----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  54,624                24,466                 131,269
 Net realized gain on
  distributions                              --               117,958                 504,709
 Net unrealized appreciation
  (depreciation) of
  investments during the year            71,582               115,628               1,026,831
                                     ----------            ----------            ------------
  Net gain (loss) on
   investments                          126,206               258,052               1,662,809
                                     ----------            ----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $137,656              $214,357              $1,857,236
                                     ==========            ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           EVERGREEN VA            EVERGREEN VA
                                   EVERGREEN VA           SPECIAL VALUES            FUNDAMENTAL
                                    OMEGA FUND                 FUND               LARGE CAP FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                  $56,400                $36,609
                                    -----------            -------------            -----------
EXPENSES:
 Mortality and expense risk
  charges                               (41,033)                (132,136)               (50,094)
                                    -----------            -------------            -----------
  Net Investment income
   (loss)                               (41,033)                 (75,736)               (13,485)
                                    -----------            -------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  94,833                   46,724                 70,146
 Net realized gain on
  distributions                              --                  868,359                 48,333
 Net unrealized appreciation
  (depreciation) of
  investments during the year            34,752                  460,378                197,079
                                    -----------            -------------            -----------
  Net gain (loss) on
   investments                          129,585                1,375,461                315,558
                                    -----------            -------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $88,552               $1,299,725               $302,073
                                    ===========            =============            ===========

                                   HARTFORD                   HARTFORD                    HARTFORD
                                   ADVISERS               TOTAL RETURN BOND         CAPITAL APPRECIATION
                                   HLS FUND                   HLS FUND                    HLS FUND
                                 SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $98,001,645                $73,199,884                 $80,043,252
                               ----------------            ---------------            ----------------
EXPENSES:
 Mortality and expense risk
  charges                           (62,089,514)               (23,742,125)                (91,987,974)
                               ----------------            ---------------            ----------------
  Net Investment income
   (loss)                            35,912,131                 49,457,759                 (11,944,722)
                               ----------------            ---------------            ----------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              20,090,512                   (352,947)                 94,162,220
 Net realized gain on
  distributions                     311,144,990                    223,796                 806,873,244
 Net unrealized appreciation
  (depreciation) of
  investments during the year        19,784,209                 (1,582,986)                 17,467,498
                               ----------------            ---------------            ----------------
  Net gain (loss) on
   investments                      351,019,711                 (1,712,137)                918,502,962
                               ----------------            ---------------            ----------------
  Net increase (decrease) in
   net assets resulting from
   operations                      $386,931,842                $47,745,622                $906,558,240
                               ================            ===============            ================

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                        HARTFORD                 HARTFORD                HARTFORD
                                  DIVIDEND AND GROWTH             FOCUS               GLOBAL ADVISERS
                                        HLS FUND                 HLS FUND                HLS FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $64,153,346                $400,879               $6,950,136
                                     --------------            ------------            -------------
EXPENSES:
 Mortality and expense risk
  charges                               (55,612,370)               (957,890)              (3,514,647)
                                     --------------            ------------            -------------
  Net Investment income (loss)            8,540,976                (557,011)               3,435,489
                                     --------------            ------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  57,162,736               1,117,185                4,890,160
 Net realized gain on
  distributions                         286,873,628               4,834,731                8,845,211
 Net unrealized appreciation
  (depreciation) of
  investments during the year           317,108,266                (937,073)                 855,946
                                     --------------            ------------            -------------
  Net gain (loss) on
   investments                          661,144,630               5,014,843               14,591,317
                                     --------------            ------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $669,685,606              $4,457,832              $18,026,806
                                     ==============            ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        HARTFORD                    HARTFORD              HARTFORD
                                 GLOBAL COMMUNICATIONS     GLOBAL FINANCIAL SERVICES   GLOBAL HEALTH
                                        HLS FUND                    HLS FUND              HLS FUND
                                      SUB-ACCOUNT                 SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $303,520                    $371,359                $68,865
                                      ------------                ------------         --------------
EXPENSES:
 Mortality and expense risk
  charges                                 (278,977)                   (393,584)            (3,103,691)
                                      ------------                ------------         --------------
  Net Investment income
   (loss)                                   24,543                     (22,225)            (3,034,826)
                                      ------------                ------------         --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    962,495                   1,213,548              5,444,252
 Net realized gain on
  distributions                          3,065,393                   1,001,344             29,975,207
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (987,853)                  2,088,747            (13,550,102)
                                      ------------                ------------         --------------
  Net gain (loss) on
   investments                           3,040,035                   4,303,639             21,869,357
                                      ------------                ------------         --------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $3,064,578                  $4,281,414            $18,834,531
                                      ============                ============         ==============

                                      HARTFORD                 HARTFORD                  HARTFORD
                                   GLOBAL LEADERS          GLOBAL TECHNOLOGY        DISCIPLINED EQUITY
                                      HLS FUND                 HLS FUND                  HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $3,950,369                     $ --                $6,494,077
                                    -------------            -------------            --------------
EXPENSES:
 Mortality and expense risk
  charges                              (8,952,995)                (926,477)              (10,608,155)
                                    -------------            -------------            --------------
  Net Investment income
   (loss)                              (5,002,626)                (926,477)               (4,114,078)
                                    -------------            -------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 9,218,576               (1,515,158)                3,643,831
 Net realized gain on
  distributions                        32,669,323                       --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          34,394,464                7,397,290                70,567,002
                                    -------------            -------------            --------------
  Net gain (loss) on
   investments                         76,282,363                5,882,132                74,210,833
                                    -------------            -------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $71,279,737               $4,955,655               $70,096,755
                                    =============            =============            ==============

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                      HARTFORD
                                  HARTFORD             GROWTH             HARTFORD
                                   GROWTH           OPPORTUNITIES        HIGH YIELD
                                  HLS FUND            HLS FUND            HLS FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $95,177          $2,102,127         $58,642,702
                                -------------       -------------       -------------
EXPENSES:
 Mortality and expense risk
  charges                          (5,625,243)         (5,301,761)         (6,238,539)
                                -------------       -------------       -------------
  Net Investment income (loss)     (5,530,066)         (3,199,634)         52,404,163
                                -------------       -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             2,339,068            (770,862)          3,098,953
 Net realized gain on
  distributions                    21,782,569          34,275,692                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (8,567,244)           (321,121)        (19,358,383)
                                -------------       -------------       -------------
  Net gain (loss) on
   investments                     15,554,393          33,183,709         (16,259,430)
                                -------------       -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $10,024,327         $29,984,075         $36,144,733
                                =============       =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          HARTFORD                 HARTFORD
                                 HARTFORD               INTERNATIONAL            INTERNATIONAL
                                   INDEX            CAPITAL APPRECIATION         SMALL COMPANY
                                 HLS FUND                 HLS FUND                 HLS FUND
                                SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                       $10,057,655               $3,091,373               $3,556,205
                               -------------            -------------            -------------
EXPENSES:
 Mortality and expense risk
  charges                         (9,035,957)              (7,181,063)              (3,060,982)
                               -------------            -------------            -------------
  Net Investment income
   (loss)                          1,021,698               (4,089,690)                 495,223
                               -------------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions           16,366,721                1,953,025                  298,698
 Net realized gain on
  distributions                   70,142,093               39,274,826               24,702,671
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (4,139,275)              55,852,158               21,605,547
                               -------------            -------------            -------------
  Net gain (loss) on
   investments                    82,369,539               97,080,009               46,606,916
                               -------------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $83,391,237              $92,990,319              $47,102,139
                               =============            =============            =============

                                  HARTFORD
                               INTERNATIONAL           HARTFORD             HARTFORD
                               OPPORTUNITIES            MIDCAP            MIDCAP VALUE
                                  HLS FUND             HLS FUND             HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $19,568,152           $8,277,223           $5,396,437
                               --------------       --------------       --------------
EXPENSES:
 Mortality and expense risk
  charges                         (12,834,174)         (10,725,960)         (11,037,666)
                               --------------       --------------       --------------
  Net Investment income
   (loss)                           6,733,978           (2,448,737)          (5,641,229)
                               --------------       --------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            11,421,276           15,372,374           24,181,306
 Net realized gain on
  distributions                    70,541,742          122,347,826           95,267,577
 Net unrealized appreciation
  (depreciation) of
  investments during the year      91,827,068          (54,481,623)          (3,572,113)
                               --------------       --------------       --------------
  Net gain (loss) on
   investments                    173,790,086           83,238,577          115,876,770
                               --------------       --------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $180,524,064          $80,789,840         $110,235,541
                               ==============       ==============       ==============

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       HARTFORD                  HARTFORD                  HARTFORD
                                     MONEY MARKET          MORTGAGE SECURITIES          SMALL COMPANY
                                       HLS FUND                  HLS FUND                  HLS FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $20,421,824               $26,894,930                  $869,380
                                     -------------            --------------            --------------
EXPENSES:
 Mortality and expense risk
  charges                               (6,631,754)               (4,079,957)               (7,718,008)
                                     -------------            --------------            --------------
  Net Investment income (loss)          13,790,070                22,814,973                (6,848,628)
                                     -------------            --------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                         --                (1,074,717)               37,134,552
 Net realized gain on
  distributions                                 --                        --                83,015,739
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                          --               (13,982,366)              (44,616,757)
                                     -------------            --------------            --------------
  Net gain (loss) on
   investments                                  --               (15,057,083)               75,533,534
                                     -------------            --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $13,790,070                $7,757,890               $68,684,906
                                     =============            ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                    HARTFORD
                                      HARTFORD             HARTFORD              U.S. GOVERNMENT
                                   SMALLCAP GROWTH          STOCK                  SECURITIES
                                      HLS FUND             HLS FUND                 HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $888,556          $32,882,514              $14,931,001
                                    -------------       --------------            -------------
EXPENSES:
 Mortality and expense risk
  charges                              (6,376,979)         (37,233,492)              (7,062,908)
                                    -------------       --------------            -------------
  Net Investment income
   (loss)                              (5,488,423)          (4,350,978)               7,868,093
                                    -------------       --------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   683,697           51,227,285                 (874,791)
 Net realized gain on
  distributions                        23,834,084          149,423,163                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                 (4,837,466)         132,188,617                2,466,820
                                    -------------       --------------            -------------
  Net gain (loss) on
   investments                         19,680,315          332,839,065                1,592,029
                                    -------------       --------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $14,191,892         $328,488,087               $9,460,122
                                    =============       ==============            =============

                                                     HARTFORD
                                 HARTFORD              VALUE                  HARTFORD
                                   VALUE           OPPORTUNITIES            EQUITY INCOME
                                 HLS FUND            HLS FUND                 HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $2,640,004          $3,376,997               $5,675,381
                               -------------       -------------            -------------
EXPENSES:
 Mortality and expense risk
  charges                         (3,623,717)         (4,454,665)              (3,967,594)
                               -------------       -------------            -------------
  Net Investment income
   (loss)                           (983,713)         (1,077,668)               1,707,787
                               -------------       -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            3,038,723           1,309,695                  852,359
 Net realized gain on
  distributions                    6,604,668          33,681,901                  615,228
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                            34,560,024          11,081,337               46,968,526
                               -------------       -------------            -------------
  Net gain (loss) on
   investments                    44,203,415          46,072,933               48,436,113
                               -------------       -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $43,219,702         $44,995,265              $50,143,900
                               =============       =============            =============

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                     BLACKROCK              BLACKROCK              JENNISON
                                   GLOBAL GROWTH         LARGE CAP GROWTH         20/20 FOCUS
                                     V.I. FUND              V. I. FUND             PORTFOLIO
                                  SUB-ACCOUNT (A)        SUB-ACCOUNT (B)          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $16,928                $10,673                  $ --
                                     ----------             ----------             ---------
EXPENSES:
 Mortality and expense risk
  charges                               (27,139)               (63,888)               (5,897)
                                     ----------             ----------             ---------
  Net Investment income (loss)          (10,211)               (53,215)               (5,897)
                                     ----------             ----------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  63,973                117,523                22,489
 Net realized gain on
  distributions                              --                     --                32,084
 Net unrealized appreciation
  (depreciation) of
  investments during the year           268,260                142,527               (12,531)
                                     ----------             ----------             ---------
  Net gain (loss) on
   investments                          332,233                260,050                42,042
                                     ----------             ----------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $322,022               $206,835               $36,145
                                     ==========             ==========             =========

(a)  Formerly Mercury Global Growth V.I. Fund. Change effective October 2, 2006.

(b) Formerly Mercury Large Cap Growth V.I. Fund. Change effective October 2,
    2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                             SP WILLIAM BLAIR
                                     JENNISON              PRUDENTIAL          INTERNATIONAL
                                     PORTFOLIO          VALUE PORTFOLIO           GROWTH
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                $5,934               $9,119
                                    -----------            ----------            ---------
EXPENSES:
 Mortality and expense risk
  charges                               (10,576)              (11,245)              (8,983)
                                    -----------            ----------            ---------
  Net Investment income
   (loss)                               (10,576)               (5,311)                 136
                                    -----------            ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 103,634                90,514               86,979
 Net realized gain on
  distributions                              --                23,169               47,550
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (114,484)               (1,590)             (72,256)
                                    -----------            ----------            ---------
  Net gain (loss) on
   investments                          (10,850)              112,093               62,273
                                    -----------            ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(21,426)             $106,782              $62,409
                                    ===========            ==========            =========

                                    WELLS FARGO              WELLS FARGO              WELLS FARGO
                                 ADVANTAGE VT ASSET      ADVANTAGE VT TOTAL       ADVANTAGE VT EQUITY
                                  ALLOCATION FUND         RETURN BOND FUND            INCOME FUND
                                  SUB-ACCOUNT (C)          SUB-ACCOUNT (D)          SUB-ACCOUNT (E)
-----------------------------  -------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $845,570                $856,912                  $262,340
                                    ------------             -----------              ------------
EXPENSES:
 Mortality and expense risk
  charges                               (644,209)               (340,150)                 (303,758)
                                    ------------             -----------              ------------
  Net Investment income
   (loss)                                201,361                 516,762                   (41,418)
                                    ------------             -----------              ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  834,469                 (92,004)                1,296,332
 Net realized gain on
  distributions                          417,200                      --                    38,926
 Net unrealized appreciation
  (depreciation) of
  investments during the year          2,092,260                 (44,339)                1,261,757
                                    ------------             -----------              ------------
  Net gain (loss) on
   investments                         3,343,929                (136,343)                2,597,015
                                    ------------             -----------              ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $3,545,290                $380,419                $2,555,597
                                    ============             ===========              ============

(c) Formerly Wells Fargo Advantage Asset Allocation Fund. Change effective May 1, 2006.

(d) Formerly Wells Fargo Advantage Total Return Bond Fund. Change effective May 1, 2006.

(e) Formerly Wells Fargo Advantage Equity Income Fund. Change effective May 1, 2006.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                      WELLS FARGO             WELLS FARGO            WELLS FARGO
                                    ADVANTAGE VT C&B          ADVANTAGE VT           ADVANTAGE VT
                                       LARGE CAP             LARGE COMPANY          INTERNATIONAL
                                       VALUE FUND              CORE FUND              CORE FUND
                                    SUB-ACCOUNT (F)         SUB-ACCOUNT (G)        SUB-ACCOUNT (H)
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $53,706                  $7,372                $168,440
                                       ----------              ----------            ------------
EXPENSES:
 Mortality and expense risk
  charges                                 (60,775)                (16,838)               (178,365)
                                       ----------              ----------            ------------
  Net Investment income (loss)             (7,069)                 (9,466)                 (9,925)
                                       ----------              ----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    60,347                   8,679                 306,266
 Net realized gain on
  distributions                                --                      --                 401,055
 Net unrealized appreciation
  (depreciation) of
  investments during the year             592,969                 131,883               1,068,222
                                       ----------              ----------            ------------
  Net gain (loss) on
   investments                            653,316                 140,562               1,775,543
                                       ----------              ----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                            $646,247                $131,096              $1,765,618
                                       ==========              ==========            ============

(f) Formerly Wells Fargo Advantage C&B Large Cap Value Fund. Change effective May 1, 2006.

(g) Formerly Wells Fargo Advantage Large Company Core Fund. Change effective May 1, 2006.

(h) Formerly Wells Fargo Advantage International Core Fund. Change effective May 1, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    WELLS FARGO            WELLS FARGO            WELLS FARGO
                                    ADVANTAGE VT           ADVANTAGE VT           ADVANTAGE VT
                                   LARGE COMPANY           MONEY MARKET            SMALL CAP
                                    GROWTH FUND                FUND               GROWTH FUND
                                  SUB-ACCOUNT (I)        SUB-ACCOUNT (J)        SUB-ACCOUNT (K)
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $ --              $200,031                    $ --
                                    ------------            ----------            ------------
EXPENSES:
 Mortality and expense risk
  charges                               (384,569)              (78,865)                (88,347)
                                    ------------            ----------            ------------
  Net Investment income
   (loss)                               (384,569)              121,166                 (88,347)
                                    ------------            ----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                1,087,406                    --                 275,171
 Net realized gain on
  distributions                               --                    --                 124,351
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (759,051)                                      636,027
                                    ------------                                  ------------
  Net gain (loss) on
   investments                           328,355                    --               1,035,549
                                    ------------            ----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(56,214)             $121,166                $947,202
                                    ============            ==========            ============

                                                         WELLS FARGO
                                   WELLS FARGO          ADVANTAGE VT            WELLS FARGO
                                  ADVANTAGE VT          SMALL/MID CAP          ADVANTAGE VT
                                 DISCOVERY FUND          VALUE FUND          OPPORTUNITY FUND
                                 SUB-ACCOUNT (L)       SUB-ACCOUNT (M)        SUB-ACCOUNT (N)
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                  $ --                   $ --
                                    ---------             ---------              ---------
EXPENSES:
 Mortality and expense risk
  charges                              (3,693)               (7,236)                (2,302)
                                    ---------             ---------              ---------
  Net Investment income
   (loss)                              (3,693)               (7,236)                (2,302)
                                    ---------             ---------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 1,875                 9,568                    288
 Net realized gain on
  distributions                            --                60,268                 14,654
 Net unrealized appreciation
  (depreciation) of
  investments during the year          26,652                  (674)                 3,014
                                    ---------             ---------              ---------
  Net gain (loss) on
   investments                         28,527                69,162                 17,956
                                    ---------             ---------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $24,834               $61,926                $15,654
                                    =========             =========              =========

(i) Formerly Wells Fargo Advantage Large Company Growth Fund. Change effective May 1, 2006.

(j) Formerly Wells Fargo Advantage Money Market Fund. Change effective May 1, 2006.

(k) Formerly Wells Fargo Advantage Small Cap Growth Fund. Change effective May 1, 2006.

(l)  Formerly Wells Fargo Advantage Discovery Fund. Change effective May 1,
     2006.

(m) Formerly Wells Fargo Advantage Multi Cap Value Fund. Change effective May 1, 2006.

(n) Formerly Wells Fargo Advantage Opportunity Fund. Change effective May 1,
    2006.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                                EVERGREEN VA
                                     EVERGREEN VA            EVERGREEN VA       INTERNATIONAL
                                    BALANCED FUND            GROWTH FUND         EQUITY FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $11,450                $(43,695)           $194,427
 Net realized gain (loss) on
  security transactions                    54,624                  24,466             131,269
 Net realized gain on
  distributions                                --                 117,958             504,709
 Net unrealized appreciation
  (depreciation) of
  investments during the year              71,582                 115,628           1,026,831
                                     ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              137,656                 214,357           1,857,236
                                     ------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                                 15,944                  10,095             275,368
 Net transfers                           (205,317)                 26,838             529,563
 Surrenders for benefit
  payments and fees                      (140,589)               (147,912)           (737,265)
 Net annuity transactions                      --                    (152)                 --
                                     ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (329,962)               (111,131)             67,666
                                     ------------            ------------       -------------
 Net increase (decrease) in
  net assets                             (192,306)                103,226           1,924,902
NET ASSETS:
 Beginning of year                      1,982,533               2,466,206           8,792,452
                                     ------------            ------------       -------------
 End of year                           $1,790,227              $2,569,432         $10,717,354
                                     ============            ============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            EVERGREEN VA            EVERGREEN VA
                                    EVERGREEN VA           SPECIAL VALUES           FUNDAMENTAL
                                     OMEGA FUND                 FUND               LARGE CAP FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(41,033)               $(75,736)               $(13,485)
 Net realized gain (loss) on
  security transactions                   94,833                  46,724                  70,146
 Net realized gain on
  distributions                               --                 868,359                  48,333
 Net unrealized appreciation
  (depreciation) of
  investments during the year             34,752                 460,378                 197,079
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              88,552               1,299,725                 302,073
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                18,813                 229,066                  41,745
 Net transfers                             2,398                 353,901                 145,785
 Surrenders for benefit
  payments and fees                     (506,867)               (766,171)               (380,317)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (485,656)               (183,204)               (192,787)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                            (397,104)              1,116,521                 109,286
NET ASSETS:
 Beginning of year                     2,600,520               6,686,580               2,952,946
                                    ------------            ------------            ------------
 End of year                          $2,203,416              $7,803,101              $3,062,232
                                    ============            ============            ============

                                   HARTFORD                    HARTFORD                    HARTFORD
                                   ADVISERS               TOTAL RETURN BOND          CAPITAL APPRECIATION
                                   HLS FUND                    HLS FUND                    HLS FUND
                                 SUB-ACCOUNT                 SUB-ACCOUNT                  SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $35,912,131                 $49,457,759                 $(11,944,722)
 Net realized gain (loss) on
  security transactions              20,090,512                    (352,947)                  94,162,220
 Net realized gain on
  distributions                     311,144,990                     223,796                  806,873,244
 Net unrealized appreciation
  (depreciation) of
  investments during the year        19,784,209                  (1,582,986)                  17,467,498
                               ----------------            ----------------            -----------------
 Net increase (decrease) in
  net assets resulting from
  operations                        386,931,842                  47,745,622                  906,558,240
                               ----------------            ----------------            -----------------
UNIT TRANSACTIONS:
 Purchases                           30,542,675                  19,388,034                   13,119,344
 Net transfers                     (188,485,200)                 67,333,908                 (204,329,006)
 Surrenders for benefit
  payments and fees                (812,587,107)               (232,385,322)                (931,791,157)
 Net annuity transactions            (1,263,359)                     95,186                     (864,220)
                               ----------------            ----------------            -----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (971,792,991)               (145,568,194)              (1,123,865,039)
                               ----------------            ----------------            -----------------
 Net increase (decrease) in
  net assets                       (584,861,149)                (97,822,572)                (217,306,799)
NET ASSETS:
 Beginning of year                4,930,387,508               1,643,183,992                6,721,601,607
                               ----------------            ----------------            -----------------
 End of year                     $4,345,526,359              $1,545,361,420               $6,504,294,808
                               ================            ================            =================

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                         HARTFORD              HARTFORD                  HARTFORD
                                   DIVIDEND AND GROWTH          FOCUS                GLOBAL ADVISERS
                                         HLS FUND              HLS FUND                  HLS FUND
                                       SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $8,540,976            $(557,011)               $3,435,489
 Net realized gain (loss) on
  security transactions                    57,162,736            1,117,185                 4,890,160
 Net realized gain on
  distributions                           286,873,628            4,834,731                 8,845,211
 Net unrealized appreciation
  (depreciation) of
  investments during the year             317,108,266             (937,073)                  855,946
                                     ----------------       --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              669,685,606            4,457,832                18,026,806
                                     ----------------       --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 43,372,157            1,163,337                 2,303,597
 Net transfers                             16,638,371           (7,607,645)               (6,327,320)
 Surrenders for benefit
  payments and fees                      (573,238,988)          (9,124,961)              (43,004,847)
 Net annuity transactions                     165,195               21,458                   (38,858)
                                     ----------------       --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (513,063,265)         (15,547,811)              (47,067,428)
                                     ----------------       --------------            --------------
 Net increase (decrease) in
  net assets                              156,622,341          (11,089,979)              (29,040,622)
NET ASSETS:
 Beginning of year                      3,902,831,259           71,314,123               273,222,971
                                     ----------------       --------------            --------------
 End of year                           $4,059,453,600          $60,224,144              $244,182,349
                                     ================       ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       HARTFORD                    HARTFORD               HARTFORD
                                 GLOBAL COMMUNICATIONS     GLOBAL FINANCIAL SERVICES   GLOBAL HEALTH
                                       HLS FUND                    HLS FUND               HLS FUND
                                      SUB-ACCOUNT                 SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $24,543                    $(22,225)           $(3,034,826)
 Net realized gain (loss) on
  security transactions                    962,495                   1,213,548              5,444,252
 Net realized gain on
  distributions                          3,065,393                   1,001,344             29,975,207
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (987,853)                  2,088,747            (13,550,102)
                                     -------------               -------------         --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             3,064,578                   4,281,414             18,834,531
                                     -------------               -------------         --------------
UNIT TRANSACTIONS:
 Purchases                                  16,374                      25,301                360,224
 Net transfers                          (2,322,617)                 (1,658,700)           (11,188,485)
 Surrenders for benefit
  payments and fees                     (2,019,200)                 (3,635,272)           (27,041,070)
 Net annuity transactions                   19,100                      15,209                    131
                                     -------------               -------------         --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (4,306,343)                 (5,253,462)           (37,869,200)
                                     -------------               -------------         --------------
 Net increase (decrease) in
  net assets                            (1,241,765)                   (972,048)           (19,034,669)
NET ASSETS:
 Beginning of year                      19,621,120                  25,679,189            223,872,899
                                     -------------               -------------         --------------
 End of year                           $18,379,355                 $24,707,141           $204,838,230
                                     =============               =============         ==============

                                  HARTFORD                  HARTFORD                  HARTFORD
                               GLOBAL LEADERS          GLOBAL TECHNOLOGY         DISCIPLINED EQUITY
                                  HLS FUND                  HLS FUND                  HLS FUND
                                SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(5,002,626)                $(926,477)              $(4,114,078)
 Net realized gain (loss) on
  security transactions             9,218,576                (1,515,158)                3,643,831
 Net realized gain on
  distributions                    32,669,323                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      34,394,464                 7,397,290                70,567,002
                               --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       71,279,737                 4,955,655                70,096,755
                               --------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                          8,575,415                    73,027                10,349,965
 Net transfers                    (13,846,101)               (5,319,801)                  342,194
 Surrenders for benefit
  payments and fees               (77,271,411)               (7,951,018)              (77,935,303)
 Net annuity transactions              42,422                    12,106                   (63,342)
                               --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (82,499,675)              (13,185,686)              (67,306,486)
                               --------------            --------------            --------------
 Net increase (decrease) in
  net assets                      (11,219,938)               (8,230,031)                2,790,269
NET ASSETS:
 Beginning of year                619,136,797                66,469,731               699,615,683
                               --------------            --------------            --------------
 End of year                     $607,916,859               $58,239,700              $702,405,952
                               ==============            ==============            ==============

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                   HARTFORD                  HARTFORD             HARTFORD
                                    GROWTH             GROWTH OPPORTUNITIES      HIGH YIELD
                                   HLS FUND                  HLS FUND             HLS FUND
                                 SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(5,530,066)              $(3,199,634)         $52,404,163
 Net realized gain (loss) on
  security transactions              2,339,068                  (770,862)           3,098,953
 Net realized gain on
  distributions                     21,782,569                34,275,692                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (8,567,244)                 (321,121)         (19,358,383)
                                --------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        10,024,327                29,984,075           36,144,733
                                --------------            --------------       --------------
UNIT TRANSACTIONS:
 Purchases                           7,774,359                15,276,327            4,424,568
 Net transfers                      (1,114,738)               22,727,915           13,636,924
 Surrenders for benefit
  payments and fees                (47,034,773)              (41,640,409)         (61,466,385)
 Net annuity transactions              118,200                   123,779              (10,451)
                                --------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (40,256,952)               (3,512,388)         (43,415,344)
                                --------------            --------------       --------------
 Net increase (decrease) in
  net assets                       (30,232,625)               26,471,687           (7,270,611)
NET ASSETS:
 Beginning of year                 381,600,061               316,863,930          415,122,338
                                --------------            --------------       --------------
 End of year                      $351,367,436              $343,335,617         $407,851,727
                                ==============            ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        HARTFORD
                                                     INTERNATIONAL                HARTFORD
                                  HARTFORD              CAPITAL                INTERNATIONAL
                                    INDEX             APPRECIATION             SMALL COMPANY
                                  HLS FUND              HLS FUND                  HLS FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $1,021,698          $(4,089,690)                 $495,223
 Net realized gain (loss) on
  security transactions             16,366,721            1,953,025                   298,698
 Net realized gain on
  distributions                     70,142,093           39,274,826                24,702,671
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (4,139,275)          55,852,158                21,605,547
                               ---------------       --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        83,391,237           92,990,319                47,102,139
                               ---------------       --------------            --------------
UNIT TRANSACTIONS:
 Purchases                           5,557,827           15,768,130                 5,503,141
 Net transfers                     (32,557,867)          67,476,089                35,559,339
 Surrenders for benefit
  payments and fees               (113,718,820)         (56,451,287)              (25,622,077)
 Net annuity transactions              224,056              277,610                   171,774
                               ---------------       --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (140,494,804)          27,070,542                15,612,177
                               ---------------       --------------            --------------
 Net increase (decrease) in
  net assets                       (57,103,567)         120,060,861                62,714,316
NET ASSETS:
 Beginning of year                 696,292,459          409,000,126               169,448,140
                               ---------------       --------------            --------------
 End of year                      $639,188,892         $529,060,987              $232,162,456
                               ===============       ==============            ==============


                                  HARTFORD
                                INTERNATIONAL           HARTFORD              HARTFORD
                                OPPORTUNITIES            MIDCAP             MIDCAP VALUE
                                  HLS FUND              HLS FUND              HLS FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $6,733,978           $(2,448,737)          $(5,641,229)
 Net realized gain (loss) on
  security transactions             11,421,276            15,372,374            24,181,306
 Net realized gain on
  distributions                     70,541,742           122,347,826            95,267,577
 Net unrealized appreciation
  (depreciation) of
  investments during the year       91,827,068           (54,481,623)           (3,572,113)
                               ---------------       ---------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                       180,524,064            80,789,840           110,235,541
                               ---------------       ---------------       ---------------
UNIT TRANSACTIONS:
 Purchases                          12,572,818             1,759,355             1,229,903
 Net transfers                      40,512,506           (31,492,463)          (36,066,223)
 Surrenders for benefit
  payments and fees               (118,328,538)         (132,896,329)          (97,821,569)
 Net annuity transactions              (74,738)             (268,157)                9,056
                               ---------------       ---------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (65,317,952)         (162,897,594)         (132,648,833)
                               ---------------       ---------------       ---------------
 Net increase (decrease) in
  net assets                       115,206,112           (82,107,754)          (22,413,292)
NET ASSETS:
 Beginning of year                 835,736,944           873,838,472           755,232,636
                               ---------------       ---------------       ---------------
 End of year                      $950,943,056          $791,730,718          $732,819,344
                               ===============       ===============       ===============

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                   HARTFORD                   HARTFORD                  HARTFORD
                                 MONEY MARKET           MORTGAGE SECURITIES          SMALL COMPANY
                                   HLS FUND                   HLS FUND                  HLS FUND
                                  SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $13,790,070               $22,814,973               $(6,848,628)
 Net realized gain (loss) on
  security transactions                      --                (1,074,717)               37,134,552
 Net realized gain on
  distributions                              --                        --                83,015,739
 Net unrealized appreciation
  (depreciation) of
  investments during the year                --               (13,982,366)              (44,616,757)
                                ---------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                         13,790,070                 7,757,890                68,684,906
                                ---------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                           12,351,835                 2,632,156                 2,632,232
 Net transfers                      384,795,960                (9,653,076)               15,350,388
 Surrenders for benefit
  payments and fees                (351,476,941)              (46,856,399)              (85,786,970)
 Net annuity transactions              (116,535)                  (78,638)                  (65,040)
                                ---------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  45,554,319               (53,955,957)              (67,869,390)
                                ---------------            --------------            --------------
 Net increase (decrease) in
  net assets                         59,344,389               (46,198,067)                  815,516
NET ASSETS:
 Beginning of year                  407,886,660               300,459,541               544,564,780
                                ---------------            --------------            --------------
 End of year                       $467,231,049              $254,261,474              $545,380,296
                                ===============            ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                        HARTFORD
                                       HARTFORD              HARTFORD               U.S. GOVERNMENT
                                   SMALLCAP GROWTH            STOCK                    SECURITIES
                                       HLS FUND              HLS FUND                   HLS FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(5,488,423)           $(4,350,978)               $7,868,093
 Net realized gain (loss) on
  security transactions                    683,697             51,227,285                  (874,791)
 Net realized gain on
  distributions                         23,834,084            149,423,163                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (4,837,466)           132,188,617                 2,466,820
                                    --------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            14,191,892            328,488,087                 9,460,122
                                    --------------       ----------------            --------------
UNIT TRANSACTIONS:
 Purchases                               9,676,472             25,387,241                 6,514,292
 Net transfers                         (44,803,595)          (117,510,744)                5,888,475
 Surrenders for benefit
  payments and fees                    (39,040,029)          (433,556,819)              (62,722,128)
 Net annuity transactions                   83,476               (925,332)                  (35,491)
                                    --------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (74,083,676)          (526,605,654)              (50,354,852)
                                    --------------       ----------------            --------------
 Net increase (decrease) in
  net assets                           (59,891,784)          (198,117,567)              (40,894,730)
NET ASSETS:
 Beginning of year                     421,629,781          2,873,582,462               460,444,508
                                    --------------       ----------------            --------------
 End of year                          $361,737,997         $2,675,464,895              $419,549,778
                                    ==============       ================            ==============

                                                       HARTFORD
                                  HARTFORD              VALUE               HARTFORD
                                   VALUE            OPPORTUNITIES        EQUITY INCOME
                                  HLS FUND             HLS FUND             HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(983,713)         $(1,077,668)          $1,707,787
 Net realized gain (loss) on
  security transactions             3,038,723            1,309,695              852,359
 Net realized gain on
  distributions                     6,604,668           33,681,901              615,228
 Net unrealized appreciation
  (depreciation) of
  investments during the year      34,560,024           11,081,337           46,968,526
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       43,219,702           44,995,265           50,143,900
                               --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                          3,699,586            9,253,047            4,965,231
 Net transfers                     31,553,932           20,121,565           67,967,619
 Surrenders for benefit
  payments and fees               (33,948,775)         (38,233,129)         (38,825,501)
 Net annuity transactions               6,889              110,726              133,690
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 1,311,632           (8,747,791)          34,241,039
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets                       44,531,334           36,247,474           84,384,939
NET ASSETS:
 Beginning of year                220,842,660          274,497,053          247,762,781
                               --------------       --------------       --------------
 End of year                     $265,373,994         $310,744,527         $332,147,720
                               ==============       ==============       ==============

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                      BLACKROCK               BLACKROCK               JENNISON
                                    GLOBAL GROWTH          LARGE CAP GROWTH          20/20 FOCUS
                                      V.I. FUND               V. I. FUND              PORTFOLIO
                                   SUB-ACCOUNT (A)         SUB-ACCOUNT (B)           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(10,212)               $(53,215)               $(5,897)
 Net realized gain (loss) on
  security transactions                    63,974                 117,523                 22,489
 Net realized gain on
  distributions                                --                      --                 32,084
 Net unrealized appreciation
  (depreciation) of
  investments during the year             268,260                 142,527                (12,531)
                                     ------------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                              322,022                 206,835                 36,145
                                     ------------            ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                169,052                  52,839                  1,300
 Net transfers                            (14,610)                (63,615)              (119,399)
 Surrenders for benefit
  payments and fees                      (177,081)               (385,783)               (82,569)
 Net annuity transactions                      --                      --                     --
                                     ------------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (22,639)               (396,559)              (200,668)
                                     ------------            ------------            -----------
 Net increase (decrease) in
  net assets                              299,383                (189,724)              (164,523)
NET ASSETS:
 Beginning of year                      1,606,850               3,976,826                443,232
                                     ------------            ------------            -----------
 End of year                           $1,906,233              $3,787,102               $278,709
                                     ============            ============            ===========

(a)  Formerly Mercury Global Growth V.I. Fund. Change effective October 2, 2006.

(b) Formerly Mercury Large Cap Growth V.I. Fund. Change effective October 2,
    2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                               SP WILLIAM BLAIR
                                     JENNISON              PRUDENTIAL            INTERNATIONAL
                                     PORTFOLIO           VALUE PORTFOLIO            GROWTH
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(10,576)               $(5,311)                  $136
 Net realized gain (loss) on
  security transactions                 103,634                 90,514                 86,979
 Net realized gain on
  distributions                              --                 23,169                 47,550
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (114,484)                (1,590)               (72,256)
                                    -----------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (21,426)               106,782                 62,409
                                    -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                   --                     --                     --
 Net transfers                          (36,036)                23,943               (110,074)
 Surrenders for benefit
  payments and fees                    (308,530)              (176,418)              (252,913)
 Net annuity transactions                    --                     --                     --
                                    -----------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (344,566)              (152,475)              (362,987)
                                    -----------            -----------            -----------
 Net increase (decrease) in
  net assets                           (365,992)               (45,693)              (300,578)
NET ASSETS:
 Beginning of year                      758,992                679,381                572,084
                                    -----------            -----------            -----------
 End of year                           $393,000               $633,688               $271,506
                                    ===========            ===========            ===========

                                     WELLS FARGO              WELLS FARGO              WELLS FARGO
                                 ADVANTAGE VT ASSET       ADVANTAGE VT TOTAL       ADVANTAGE VT EQUITY
                                   ALLOCATION FUND         RETURN BOND FUND            INCOME FUND
                                   SUB-ACCOUNT (C)          SUB-ACCOUNT (D)          SUB-ACCOUNT (E)
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $201,361                 $516,762                 $(41,418)
 Net realized gain (loss) on
  security transactions                   834,469                  (92,004)               1,296,332
 Net realized gain on
  distributions                           417,200                       --                   38,926
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,092,260                  (44,339)               1,261,757
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            3,545,290                  380,419                2,555,597
                                    -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                440,761                  267,357                  222,895
 Net transfers                         (1,284,271)               1,485,408               (2,081,442)
 Surrenders for benefit
  payments and fees                    (5,248,696)              (2,014,959)              (3,558,582)
 Net annuity transactions                   7,483                       --                  (13,660)
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (6,084,723)                (262,194)              (5,430,789)
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets                           (2,539,433)                 118,225               (2,875,192)
NET ASSETS:
 Beginning of year                     38,972,491               19,889,107               19,385,836
                                    -------------            -------------            -------------
 End of year                          $36,433,058              $20,007,332              $16,510,644
                                    =============            =============            =============

(c) Formerly Wells Fargo Advantage Asset Allocation Fund. Change effective May 1, 2006.

(d) Formerly Wells Fargo Advantage Total Return Bond Fund. Change effective May 1, 2006.

(e) Formerly Wells Fargo Advantage Equity Income Fund. Change effective May 1, 2006.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                     WELLS FARGO             WELLS FARGO              WELLS FARGO
                                   ADVANTAGE VT C&B          ADVANTAGE VT            ADVANTAGE VT
                                      LARGE CAP             LARGE COMPANY            INTERNATIONAL
                                      VALUE FUND              CORE FUND                CORE FUND
                                   SUB-ACCOUNT (F)         SUB-ACCOUNT (G)          SUB-ACCOUNT (H)
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(7,069)                $(9,466)                 $(9,925)
 Net realized gain (loss) on
  security transactions                    60,347                   8,679                  306,266
 Net realized gain on
  distributions                                --                      --                  401,055
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                    592,969                 131,883                1,068,222
                                     ------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              646,247                 131,096                1,765,618
                                     ------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 60,274                  24,710                  254,862
 Net transfers                            609,659                  13,713                  171,568
 Surrenders for benefit
  payments and fees                      (474,799)                (64,717)              (1,362,678)
 Net annuity transactions                      --                    (881)                      --
                                     ------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       195,134                 (27,175)                (936,248)
                                     ------------            ------------            -------------
 Net increase (decrease) in
  net assets                              841,381                 103,921                  829,370
NET ASSETS:
 Beginning of year                      3,391,894               1,001,417                9,880,260
                                     ------------            ------------            -------------
 End of year                           $4,233,275              $1,105,338              $10,709,630
                                     ============            ============            =============

(f) Formerly Wells Fargo Advantage C&B Large Cap Value Fund. Change effective May 1, 2006.

(g) Formerly Wells Fargo Advantage Large Company Core Fund. Change effective May 1, 2006.

(h) Formerly Wells Fargo Advantage International Core Fund. Change effective May 1, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     WELLS FARGO              WELLS FARGO             WELLS FARGO
                                    ADVANTAGE VT             ADVANTAGE VT             ADVANTAGE VT
                                    LARGE COMPANY            MONEY MARKET              SMALL CAP
                                     GROWTH FUND                 FUND                 GROWTH FUND
                                   SUB-ACCOUNT (I)          SUB-ACCOUNT (J)         SUB-ACCOUNT (K)
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(384,569)                $121,166                $(88,347)
 Net realized gain (loss) on
  security transactions                 1,087,406                       --                 275,171
 Net realized gain on
  distributions                                --                       --                 124,351
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                   (759,051)                      --                 636,027
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (56,214)                 121,166                 947,202
                                    -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                259,528                      650                  80,983
 Net transfers                           (875,273)                 353,531                 205,643
 Surrenders for benefit
  payments and fees                    (3,988,000)              (1,731,022)               (837,062)
 Net annuity transactions                 (10,328)                      --                      --
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (4,614,073)              (1,376,841)               (550,436)
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets                           (4,670,287)              (1,255,675)                396,766
NET ASSETS:
 Beginning of year                     24,845,980                6,053,094               4,860,885
                                    -------------            -------------            ------------
 End of year                          $20,175,693               $4,797,419              $5,257,651
                                    =============            =============            ============

                                                         WELLS FARGO
                                   WELLS FARGO           ADVANTAGE VT          WELLS FARGO
                                   ADVANTAGE VT         SMALL/MID CAP          ADVANTAGE VT
                                  DISCOVERY FUND          VALUE FUND         OPPORTUNITY FUND
                                 SUB-ACCOUNT (L)       SUB-ACCOUNT (M)       SUB-ACCOUNT (N)
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(3,693)              $(7,236)              $(2,302)
 Net realized gain (loss) on
  security transactions                  1,875                 9,568                   288
 Net realized gain on
  distributions                             --                60,268                14,654
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                  26,652                  (674)                3,014
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            24,834                61,926                15,654
                                    ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                  --                53,437               127,000
 Net transfers                         206,169               469,116                58,350
 Surrenders for benefit
  payments and fees                    (29,597)              (37,706)               (1,599)
 Net annuity transactions                   --                    --                    --
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    176,572               484,847               183,751
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets                           201,406               546,773               199,405
NET ASSETS:
 Beginning of year                     158,722               195,074                80,604
                                    ----------            ----------            ----------
 End of year                          $360,128              $741,847              $280,009
                                    ==========            ==========            ==========

(i) Formerly Wells Fargo Advantage Large Company Growth Fund. Change effective May 1, 2006.

(j) Formerly Wells Fargo Advantage Money Market Fund. Change effective May 1, 2006.

(k) Formerly Wells Fargo Advantage Small Cap Growth Fund. Change effective May 1, 2006.

(l)  Formerly Wells Fargo Advantage Discovery Fund. Change effective May 1,
     2006.

(m) Formerly Wells Fargo Advantage Multi Cap Value Fund. Change effective May 1, 2006.

(n) Formerly Wells Fargo Advantage Opportunity Fund. Change effective May 1,
    2006.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                                                                     EVERGREEN VA
                                     EVERGREEN VA            EVERGREEN VA           INTERNATIONAL
                                    BALANCED FUND            GROWTH FUND             EQUITY FUND
                                   SUB-ACCOUNT (A)         SUB-ACCOUNT (B)           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $10,985                $(40,515)                $59,995
 Net realized gain (loss) on
  security transactions                    38,126                  63,687                  25,848
 Net realized gain on
  distributions                                --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              16,290                  82,028                 988,390
                                     ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               65,401                 105,200               1,074,233
                                     ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 41,890                  81,013               1,306,792
 Net transfers                           (235,087)                 21,208               1,211,684
 Surrenders for benefit
  payments and fees                      (155,058)               (190,401)               (398,427)
 Net annuity transactions                      --                    (144)                     --
                                     ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (348,255)                (88,324)              2,120,049
                                     ------------            ------------            ------------
 Net increase (decrease) in
  net assets                             (282,854)                 16,876               3,194,282
NET ASSETS:
 Beginning of year                      2,265,387               2,449,330               5,598,170
                                     ------------            ------------            ------------
 End of year                           $1,982,533              $2,466,206              $8,792,452
                                     ============            ============            ============

(a) Formerly Evergreen VA Foundation Fund Sub-Account. Change effective April 15, 2005.

(b) Effective April 15, 2005, Evergreen VA Special Equity Fund Sub-Account merged with Evergreen VA Growth Fund Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            EVERGREEN VA            EVERGREEN VA
                                    EVERGREEN VA           SPECIAL VALUES           FUNDAMENTAL
                                     OMEGA FUND                 FUND               LARGE CAP FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (C)(D)
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(41,531)               $(39,264)               $(18,863)
 Net realized gain (loss) on
  security transactions                   86,319                   9,713                  72,188
 Net realized gain on
  distributions                               --                 633,767                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              5,908                 (79,736)                140,706
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              50,696                 524,480                 194,031
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                77,660                 937,682                 221,293
 Net transfers                            28,013               1,164,794                 (45,460)
 Surrenders for benefit
  payments and fees                     (423,137)               (289,816)               (367,163)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (317,464)              1,812,660                (191,330)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                            (266,768)              2,337,140                   2,701
NET ASSETS:
 Beginning of year                     2,867,288               4,349,440               2,950,245
                                    ------------            ------------            ------------
 End of year                          $2,600,520              $6,686,580              $2,952,946
                                    ============            ============            ============

                                                                     HARTFORD                    HARTFORD
                                        HARTFORD                TOTAL RETURN BOND          CAPITAL APPRECIATION
                                    ADVISERS HLS FUND                HLS FUND                    HLS FUND
                                       SUB-ACCOUNT               SUB-ACCOUNT (E)               SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $88,429,851                 $95,022,932                $(36,521,629)
 Net realized gain (loss) on
  security transactions                  (100,714,797)                  2,314,203                 (14,689,090)
 Net realized gain on
  distributions                           284,176,122                  11,859,377                 904,764,398
 Net unrealized appreciation
  (depreciation) of
  investments during the year               6,586,840                 (95,713,715)                (15,857,474)
                                    -----------------            ----------------            ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                              278,478,016                  13,482,797                 837,696,205
                                    -----------------            ----------------            ----------------
UNIT TRANSACTIONS:
 Purchases                                 65,601,941                  75,496,231                  47,148,435
 Net transfers                           (338,727,468)                144,219,152                (123,388,639)
 Surrenders for benefit
  payments and fees                      (770,285,644)               (190,594,099)               (765,997,804)
 Net annuity transactions                  (2,023,737)                     21,918                      (9,469)
                                    -----------------            ----------------            ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,045,434,908)                 29,143,202                (842,247,477)
                                    -----------------            ----------------            ----------------
 Net increase (decrease) in
  net assets                             (766,956,892)                 42,625,999                  (4,551,272)
NET ASSETS:
 Beginning of year                      5,697,344,400               1,600,557,993               6,726,152,879
                                    -----------------            ----------------            ----------------
 End of year                           $4,930,387,508              $1,643,183,992              $6,721,601,607
                                    =================            ================            ================

(c) Formerly Evergreen VA Growth and Income Fund Sub-Account. Change effective April 15, 2005.

(d) Effective April 15, 2005, Evergreen VA Fund Sub-Account merged with Evergreen VA Fundamental Large Cap Fund Sub-Account.

(e)  Formerly Hartford Bond HLS Fund Sub-Account. Change effective March 15,
     2005.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                         HARTFORD             HARTFORD                  HARTFORD
                                   DIVIDEND AND GROWTH          FOCUS               GLOBAL ADVISERS
                                         HLS FUND             HLS FUND                  HLS FUND
                                       SUB-ACCOUNT           SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $14,430,986             $19,592                $6,074,846
 Net realized gain (loss) on
  security transactions                    13,937,206             543,903                 1,788,094
 Net realized gain on
  distributions                           167,881,163           2,467,799                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                    (26,029,638)          1,830,067                (4,133,128)
                                     ----------------       -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              170,219,717           4,861,361                 3,729,812
                                     ----------------       -------------            --------------
UNIT TRANSACTIONS:
 Purchases                                131,513,862           2,208,198                 7,824,251
 Net transfers                            268,244,148           1,799,315               (16,406,565)
 Surrenders for benefit
  payments and fees                      (459,186,176)         (7,319,773)              (39,224,657)
 Net annuity transactions                      32,372              24,272                   (59,422)
                                     ----------------       -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (59,395,794)         (3,287,988)              (47,866,393)
                                     ----------------       -------------            --------------
 Net increase (decrease) in
  net assets                              110,823,923           1,573,373               (44,136,581)
NET ASSETS:
 Beginning of year                      3,792,007,336          69,740,750               317,359,552
                                     ----------------       -------------            --------------
 End of year                           $3,902,831,259         $71,314,123              $273,222,971
                                     ================       =============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                 HARTFORD
                                       HARTFORD              GLOBAL FINANCIAL         HARTFORD
                                 GLOBAL COMMUNICATIONS           SERVICES          GLOBAL HEALTH
                                       HLS FUND                  HLS FUND             HLS FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $406,052                  $363,626          $(3,155,613)
 Net realized gain (loss) on
  security transactions                  1,373,014                   852,062            4,650,748
 Net realized gain on
  distributions                             47,720                    24,099           15,569,338
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                   1,037,798                   738,901            4,678,060
                                     -------------             -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,864,584                 1,978,688           21,742,533
                                     -------------             -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                  32,200                    66,419              701,656
 Net transfers                          (2,321,792)               (2,109,783)         (13,483,692)
 Surrenders for benefit
  payments and fees                     (1,750,165)               (2,675,656)         (24,875,066)
 Net annuity transactions                   17,973                    (6,777)             (18,743)
                                     -------------             -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (4,021,784)               (4,725,797)         (37,675,845)
                                     -------------             -------------       --------------
 Net increase (decrease) in
  net assets                            (1,157,200)               (2,747,109)         (15,933,312)
NET ASSETS:
 Beginning of year                      20,778,320                28,426,298          239,806,211
                                     -------------             -------------       --------------
 End of year                           $19,621,120               $25,679,189         $223,872,899
                                     =============             =============       ==============

                                                                                      HARTFORD
                                       HARTFORD                  HARTFORD           DISCIPLINED
                                    GLOBAL LEADERS          GLOBAL TECHNOLOGY          EQUITY
                                       HLS FUND                  HLS FUND             HLS FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(4,768,600)                $(892,063)         $(2,735,694)
 Net realized gain (loss) on
  security transactions                    222,503                (3,305,482)           1,149,261
 Net realized gain on
  distributions                                 --                        --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                  10,201,667                 9,468,550           35,422,101
                                    --------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             5,655,570                 5,271,005           33,835,668
                                    --------------            --------------       --------------
UNIT TRANSACTIONS:
 Purchases                              27,531,957                   131,976           61,819,771
 Net transfers                           5,752,616                (9,277,182)          54,861,791
 Surrenders for benefit
  payments and fees                    (59,147,033)               (7,176,024)         (59,036,455)
 Net annuity transactions                  (79,880)                   (2,063)             (19,924)
                                    --------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (25,942,340)              (16,323,293)          57,625,183
                                    --------------            --------------       --------------
 Net increase (decrease) in
  net assets                           (20,286,770)              (11,052,288)          91,460,851
NET ASSETS:
 Beginning of year                     639,423,567                77,522,019          608,154,832
                                    --------------            --------------       --------------
 End of year                          $619,136,797               $66,469,731         $699,615,683
                                    ==============            ==============       ==============

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                   HARTFORD                  HARTFORD             HARTFORD
                                    GROWTH             GROWTH OPPORTUNITIES      HIGH YIELD
                                   HLS FUND                  HLS FUND             HLS FUND
                                 SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(5,383,061)              $(3,533,147)         $22,173,637
 Net realized gain (loss) on
  security transactions                 65,387                   727,903            2,683,860
 Net realized gain on
  distributions                     14,565,205                19,495,497                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        4,754,264                20,943,803          (23,798,931)
                                --------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        14,001,795                37,634,056            1,058,566
                                --------------            --------------       --------------
UNIT TRANSACTIONS:
 Purchases                          24,005,966                37,548,071           13,087,303
 Net transfers                      55,764,564                62,288,734          (34,684,060)
 Surrenders for benefit
  payments and fees                (28,086,738)              (24,623,450)         (47,900,760)
 Net annuity transactions              119,347                   220,797                9,973
                                --------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 51,803,139                75,434,152          (69,487,544)
                                --------------            --------------       --------------
 Net increase (decrease) in
  net assets                        65,804,934               113,068,208          (68,428,978)
NET ASSETS:
 Beginning of year                 315,795,127               203,795,722          483,551,316
                                --------------            --------------       --------------
 End of year                      $381,600,061              $316,863,930         $415,122,338
                                ==============            ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             HARTFORD                  HARTFORD
                                  HARTFORD                INTERNATIONAL             INTERNATIONAL
                                    INDEX              CAPITAL APPRECIATION         SMALL COMPANY
                                  HLS FUND                   HLS FUND                  HLS FUND
                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $2,816,561               $(2,581,525)               $1,686,257
 Net realized gain (loss) on
  security transactions              8,670,077                   477,274                    38,677
 Net realized gain on
  distributions                     22,714,476                18,127,257                18,091,258
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (14,000,935)               11,032,987                 2,238,221
                               ---------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        20,200,179                27,055,993                22,054,413
                               ---------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                          14,192,857                53,284,497                 7,493,040
 Net transfers                     (28,014,155)              116,394,301                60,482,556
 Surrenders for benefit
  payments and fees                (95,780,319)              (26,999,302)              (12,860,104)
 Net annuity transactions             (135,524)                  245,012                    40,609
                               ---------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (109,737,141)              142,924,508                55,156,101
                               ---------------            --------------            --------------
 Net increase (decrease) in
  net assets                       (89,536,962)              169,980,501                77,210,514
NET ASSETS:
 Beginning of year                 785,829,421               239,019,625                92,237,626
                               ---------------            --------------            --------------
 End of year                      $696,292,459              $409,000,126              $169,448,140
                               ===============            ==============            ==============

                                  HARTFORD
                               INTERNATIONAL           HARTFORD              HARTFORD
                               OPPORTUNITIES            MIDCAP             MIDCAP VALUE
                                  HLS FUND             HLS FUND              HLS FUND
                                SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)    $(11,098,545)          $(7,927,952)          $(8,605,695)
 Net realized gain (loss) on
  security transactions            (4,409,534)           24,663,807            16,116,567
 Net realized gain on
  distributions                            --           120,873,521            72,548,014
 Net unrealized appreciation
  (depreciation) of
  investments during the year     112,055,881           (16,530,060)          (22,268,388)
                               --------------       ---------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                       96,547,802           121,079,316            57,790,498
                               --------------       ---------------       ---------------
UNIT TRANSACTIONS:
 Purchases                         47,165,890             1,290,978             1,187,485
 Net transfers                     38,891,924           (28,867,253)          (64,850,405)
 Surrenders for benefit
  payments and fees               (87,216,321)         (107,357,771)          (75,695,271)
 Net annuity transactions              18,367              (186,656)              (43,233)
                               --------------       ---------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (1,140,140)         (135,120,702)         (139,401,424)
                               --------------       ---------------       ---------------
 Net increase (decrease) in
  net assets                       95,407,662           (14,041,386)          (81,610,926)
NET ASSETS:
 Beginning of year                740,329,282           887,879,858           836,843,562
                               --------------       ---------------       ---------------
 End of year                     $835,736,944          $873,838,472          $755,232,636
                               ==============       ===============       ===============

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                   HARTFORD                   HARTFORD             HARTFORD
                                 MONEY MARKET           MORTGAGE SECURITIES      SMALL COMPANY
                                   HLS FUND                   HLS FUND             HLS FUND
                                  SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $5,520,162                $8,182,796           $(7,347,978)
 Net realized gain (loss) on
  security transactions                      --                   209,111             7,967,126
 Net realized gain on
  distributions                              --                        --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                --                (6,029,669)           90,352,615
                                ---------------            --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                          5,520,162                 2,362,238            90,971,763
                                ---------------            --------------       ---------------
UNIT TRANSACTIONS:
 Purchases                           27,092,606                 6,869,706             1,052,377
 Net transfers                      164,900,809                (5,326,176)          (50,142,061)
 Surrenders for benefit
  payments and fees                (233,251,759)              (45,781,048)          (63,361,353)
 Net annuity transactions              (145,425)                 (211,779)             (214,849)
                                ---------------            --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (41,403,769)              (44,449,297)         (112,665,886)
                                ---------------            --------------       ---------------
 Net increase (decrease) in
  net assets                        (35,883,607)              (42,087,059)          (21,694,123)
NET ASSETS:
 Beginning of year                  443,770,267               342,546,600           566,258,903
                                ---------------            --------------       ---------------
 End of year                       $407,886,660              $300,459,541          $544,564,780
                                ===============            ==============       ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                        HARTFORD
                                       HARTFORD              HARTFORD               U.S. GOVERNMENT
                                   SMALLCAP GROWTH            STOCK                    SECURITIES
                                       HLS FUND              HLS FUND                   HLS FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(4,986,877)           $11,842,193                $5,651,963
 Net realized gain (loss) on
  security transactions                   (272,843)           (88,980,022)                 (241,086)
 Net realized gain on
  distributions                         28,565,051                     --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           12,241,368            299,504,728                (6,363,271)
                                    --------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            35,546,699            222,366,899                  (952,394)
                                    --------------       ----------------            --------------
UNIT TRANSACTIONS:
 Purchases                              43,668,032             75,019,099                32,562,091
 Net transfers                          56,068,666           (144,607,689)               48,966,395
 Surrenders for benefit
  payments and fees                    (27,952,607)          (396,469,321)              (47,554,760)
 Net annuity transactions                  137,930             (1,210,568)                   88,151
                                    --------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     71,922,021           (467,268,479)               34,061,877
                                    --------------       ----------------            --------------
 Net increase (decrease) in
  net assets                           107,468,720           (244,901,580)               33,109,483
NET ASSETS:
 Beginning of year                     314,161,061          3,118,484,042               427,335,025
                                    --------------       ----------------            --------------
 End of year                          $421,629,781         $2,873,582,462              $460,444,508
                                    ==============       ================            ==============

                                                       HARTFORD
                                  HARTFORD              VALUE               HARTFORD
                                   VALUE            OPPORTUNITIES        EQUITY INCOME
                                  HLS FUND             HLS FUND             HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $1,562,806            $(314,596)          $1,249,343
 Net realized gain (loss) on
  security transactions             1,140,640             (299,561)               6,060
 Net realized gain on
  distributions                     2,750,897            5,935,386                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       7,916,933           12,246,517            6,396,818
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       13,371,276           17,567,746            7,652,221
                               --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                          9,881,984           28,827,944           14,588,203
 Net transfers                     19,406,053          105,202,386          152,338,901
 Surrenders for benefit
  payments and fees               (20,048,546)         (26,092,812)         (16,558,765)
 Net annuity transactions              32,065               90,169              299,555
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 9,271,556          108,027,687          150,667,894
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets                       22,642,832          125,595,433          158,320,115
NET ASSETS:
 Beginning of year                198,199,828          148,901,620           89,442,666
                               --------------       --------------       --------------
 End of year                     $220,842,660         $274,497,053         $247,762,781
                               ==============       ==============       ==============

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                       MERCURY                 MERCURY                JENNISON
                                    GLOBAL GROWTH          LARGE CAP GROWTH         20/20 FOCUS
                                      V.I. FUND               V.I. FUND              PORTFOLIO
                                   SUB-ACCOUNT (F)         SUB-ACCOUNT (G)          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(3,458)               $(56,313)              $(5,621)
 Net realized gain (loss) on
  security transactions                    15,493                  12,377                11,304
 Net realized gain on
  distributions                                --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             188,172                 371,943                53,593
                                     ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              200,207                 328,007                59,276
                                     ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                    520                  19,811                10,000
 Net transfers                            236,575                  80,094               149,118
 Surrenders for benefit
  payments and fees                      (173,374)               (356,205)              (67,045)
 Net annuity transactions                      --                      --                    --
                                     ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        63,721                (256,300)               92,073
                                     ------------            ------------            ----------
 Net increase (decrease) in
  net assets                              263,928                  71,707               151,349
NET ASSETS:
 Beginning of year                      1,342,922               3,905,119               291,883
                                     ------------            ------------            ----------
 End of year                           $1,606,850              $3,976,826              $443,232
                                     ============            ============            ==========

(f) Formerly Merrill Lynch Global Growth V.I. Fund Sub-Account. Change effective May 1, 2005.

(g) Formerly Merrill Lynch Large Cap Growth V.I. Fund Sub-Account. Change effective May 1, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                               SP WILLIAM BLAIR
                                     JENNISON              PRUDENTIAL           INTERNATIONAL
                                     PORTFOLIO           VALUE PORTFOLIO            GROWTH
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(13,196)               $(6,242)              $(7,672)
 Net realized gain (loss) on
  security transactions                  34,410                 36,796                 3,780
 Net realized gain on
  distributions                              --                     --                21,130
 Net unrealized appreciation
  (depreciation) of
  investments during the year            66,493                 70,665                49,030
                                    -----------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             87,707                101,219                66,268
                                    -----------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                  583                  1,155                    --
 Net transfers                           (5,771)                71,058                32,304
 Surrenders for benefit
  payments and fees                    (112,502)              (164,929)               (5,745)
 Net annuity transactions                    --                     --                    --
                                    -----------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (117,690)               (92,716)               26,559
                                    -----------            -----------            ----------
 Net increase (decrease) in
  net assets                            (29,983)                 8,503                92,827
NET ASSETS:
 Beginning of year                      788,975                670,878               479,257
                                    -----------            -----------            ----------
 End of year                           $758,992               $679,381              $572,084
                                    ===========            ===========            ==========

                                     WELLS FARGO              WELLS FARGO              WELLS FARGO
                                   ADVANTAGE ASSET          ADVANTAGE TOTAL         ADVANTAGE EQUITY
                                   ALLOCATION FUND         RETURN BOND FUND            INCOME FUND
                                   SUB-ACCOUNT (H)          SUB-ACCOUNT (I)          SUB-ACCOUNT (J)
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $127,228                 $396,051                 $(64,093)
 Net realized gain (loss) on
  security transactions                   199,162                  (74,712)                 267,874
 Net realized gain on
  distributions                           858,243                   86,982                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              40,632                 (381,175)                 509,095
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,225,265                   27,146                  712,876
                                    -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                              1,179,861                1,356,945                  637,977
 Net transfers                           (803,307)               2,154,708               (1,103,242)
 Surrenders for benefit
  payments and fees                    (2,998,097)              (2,739,021)              (1,700,467)
 Net annuity transactions                 (12,615)                      --                  (13,310)
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,634,158)                 772,632               (2,179,042)
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets                           (1,408,893)                 799,778               (1,466,166)
NET ASSETS:
 Beginning of year                     40,381,384               19,089,329               20,852,002
                                    -------------            -------------            -------------
 End of year                          $38,972,491              $19,889,107              $19,385,836
                                    =============            =============            =============

(h) Formerly Wells Fargo Asset Allocation Fund Sub-Account. Change effective April 11, 2005.

(i) Formerly Wells Fargo Total Return Bond Fund Sub-Account. Change effective April 11, 2005.

(j) Formerly Wells Fargo Equity Income Fund Sub-Account. Change effective April 11, 2005.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                     WELLS FARGO             WELLS FARGO             WELLS FARGO
                                    ADVANTAGE C&B             ADVANTAGE               ADVANTAGE
                                      LARGE CAP             LARGE COMPANY           INTERNATIONAL
                                      VALUE FUND              CORE FUND               CORE FUND
                                   SUB-ACCOUNT (K)         SUB-ACCOUNT (L)         SUB-ACCOUNT (M)
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(24,539)               $(12,413)                $30,785
 Net realized gain (loss) on
  security transactions                    20,404                  16,284                  22,078
 Net realized gain on
  distributions                                --                      --                 249,789
 Net unrealized appreciation
  (depreciation) of
  investments during the year              44,354                 (52,829)                440,146
                                     ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               40,219                 (48,958)                742,798
                                     ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 89,704                  37,603               1,499,006
 Net transfers                            986,340                 (37,106)              1,849,348
 Surrenders for benefit
  payments and fees                      (231,862)               (137,971)               (623,875)
 Net annuity transactions                      --                    (882)                     --
                                     ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       844,182                (138,356)              2,724,479
                                     ------------            ------------            ------------
 Net increase (decrease) in
  net assets                              884,401                (187,314)              3,467,277
NET ASSETS:
 Beginning of year                      2,507,493               1,188,731               6,412,983
                                     ------------            ------------            ------------
 End of year                           $3,391,894              $1,001,417              $9,880,260
                                     ============            ============            ============

(k) Formerly Wells Fargo Equity Value Fund Sub-Account. Change effective April 11, 2005.

(l)  Formerly Wells Fargo Growth Fund Sub-Account. Change effective April 11,
     2005.

(m) Formerly Wells Fargo International Equity Fund Sub-Account. Change effective April 11, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     WELLS FARGO               WELLS FARGO             WELLS FARGO
                                      ADVANTAGE                 ADVANTAGE               ADVANTAGE
                                    LARGE COMPANY             MONEY MARKET              SMALL CAP
                                     GROWTH FUND                  FUND                 GROWTH FUND
                                   SUB-ACCOUNT (N)           SUB-ACCOUNT (O)         SUB-ACCOUNT (P)
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(401,774)                 $48,223                $(83,291)
 Net realized gain (loss) on
  security transactions                    358,209                       --                 141,809
 Net realized gain on
  distributions                                 --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              954,097                       --                 189,279
                                    --------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               910,532                   48,223                 247,797
                                    --------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 461,836                  223,225                 413,522
 Net transfers                          (2,093,359)               2,361,441                  80,269
 Surrenders for benefit
  payments and fees                     (2,584,873)              (1,021,305)               (487,049)
 Net annuity transactions                   (9,605)                      --                      --
                                    --------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (4,226,001)               1,563,361                   6,742
                                    --------------            -------------            ------------
 Net increase (decrease) in
  net assets                            (3,315,469)               1,611,584                 254,539
NET ASSETS:
 Beginning of year                      28,161,449                4,441,510               4,606,346
                                    --------------            -------------            ------------
 End of year                           $24,845,980               $6,053,094              $4,860,885
                                    ==============            =============            ============

                                                         WELLS FARGO
                                   WELLS FARGO            ADVANTAGE             WELLS FARGO
                                    ADVANTAGE             MULTI CAP              ADVANTAGE
                                  DISCOVERY FUND          VALUE FUND         OPPORTUNITY FUND
                                 SUB-ACCOUNT (Q)       SUB-ACCOUNT (Q)        SUB-ACCOUNT (Q)
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(551)                $(681)                $(167)
 Net realized gain (loss) on
  security transactions                     65                     3                     1
 Net realized gain on
  distributions                             --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            5,083                 4,378                   633
                                    ----------            ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             4,597                 3,700                   467
                                    ----------            ----------             ---------
UNIT TRANSACTIONS:
 Purchases                               7,380                17,028                    --
 Net transfers                         147,584               174,348                80,137
 Surrenders for benefit
  payments and fees                       (839)                   (2)                   --
 Net annuity transactions                   --                    --                    --
                                    ----------            ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    154,125               191,374                80,137
                                    ----------            ----------             ---------
 Net increase (decrease) in
  net assets                           158,722               195,074                80,604
NET ASSETS:
 Beginning of year                          --                    --                    --
                                    ----------            ----------             ---------
 End of year                          $158,722              $195,074               $80,604
                                    ==========            ==========             =========

(n) Formerly Wells Fargo Large Company Growth Fund Sub-Account. Change effective April 11, 2005.

(o) Formerly Wells Fargo Money Market Fund Sub-Account. Change effective April 11, 2005.

(p) Formerly Wells Fargo Small Cap Growth Fund Sub-Account. Change effective April 11, 2005.

(q) From inception, July 5, 2005 to December 31, 2005.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account One (the "Account") is a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the Evergreen VA Balanced Fund, Evergreen VA Growth Fund, Evergreen VA International Equity Fund, Evergreen VA Omega Fund, Evergreen VA Special Values Fund, Evergreen VA Fundamental Large Cap Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Equity Income HLS Fund, Black Rock Global Growth V.I. Fund, Black Rock Large Cap Growth V. I. Fund, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, SP William Blair International Growth, Wells Fargo Advantage VT Asset Allocation Fund, Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Equity Income Fund, Wells Fargo Advantage VT C&B Large Cap Value Fund, Wells Fargo Advantage VT Large Company Core Fund, Wells Fargo Advantage VT International Core Fund, Wells Fargo Advantage VT Large Company Growth Fund, Wells Fargo Advantage VT Money Market Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Small/ Mid Cap Value Fund, and Wells Fargo Advantage VT Opportunity Fund.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2006.

       c) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       d) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

       e) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if

-------------------------------------------------------------------------------

       amounts allocated exceed amounts required, transfers may be made to the Company.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Company, as an insurer of variable annuity contracts, will charge an expense at a maximum annual rate of 1.50% of the contract's value for the mortality and expense risks undertaken by the Company.

       b) TAX EXPENSE CHARGE -- If applicable, the Company will make deductions at a maximum rate of 3.5% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       c) ANNUAL MAINTENANCE FEE -- An annual maintenance fee in the range of $25 to $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

4.  PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2006 were as follows:

                                                 PURCHASES          PROCEEDS
SUB-ACCOUNT                                       AT COST          FROM SALES
--------------------------------------------------------------------------------
Evergreen VA Balanced Fund                            $176,786          $495,302
Evergreen VA Growth Fund                               311,726           348,598
Evergreen VA International Equity Fund               2,442,251         1,675,416
Evergreen VA Omega Fund                                 57,523           584,209
Evergreen VA Special Values Fund                     2,136,664         1,527,254
Evergreen VA Fundamental Large Cap Fund                340,161           498,161
Hartford Advisers HLS Fund                         430,847,965     1,055,586,715
Hartford Total Return Bond HLS Fund                163,913,532       259,801,029
Hartford Capital Appreciation HLS Fund             896,590,193     1,225,528,653
Hartford Dividend and Growth HLS Fund              402,631,514       620,279,819
Hartford Focus HLS Fund                             12,339,084        23,609,193
Hartford Global Advisers HLS Fund                   27,143,354        61,930,382
Hartford Global Communications HLS Fund              3,649,766         4,866,120
Hartford Global Financial Services HLS Fund          1,640,694         5,915,058
Hartford Global Health HLS Fund                     30,976,626        41,905,728
Hartford Global Leaders HLS Fund                    56,890,869       111,724,482
Hartford Global Technology HLS Fund                    401,915        14,514,491
Hartford Disciplined Equity HLS Fund                34,576,476       105,996,794
Hartford Growth HLS Fund                            53,745,053        77,749,307
Hartford Growth Opportunities HLS Fund             110,179,417        82,615,740
Hartford High Yield HLS Fund                       108,503,423        99,514,376
Hartford Index HLS Fund                             96,191,185       165,522,692
Hartford International Capital Appreciation        120,780,496        58,525,490
 HLS Fund
Hartford International Small Company HLS            87,938,999        47,128,290
 Fund
Hartford International Opportunities HLS           150,947,228       138,991,030
 Fund
Hartford MidCap HLS Fund                           132,578,069       175,576,532
Hartford MidCap Value HLS Fund                     103,045,460       146,068,321
Hartford Money Market HLS Fund                     409,996,863       350,689,860
Hartford Mortgage Securities HLS Fund               40,560,745        71,701,586
Hartford Small Company HLS Fund                    127,669,775       119,371,173

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                 PURCHASES          PROCEEDS
SUB-ACCOUNT                                                       AT COST          FROM SALES
------------------------------------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund                                  $72,700,728      $128,439,472
Hartford Stock HLS Fund                                            213,015,467       594,550,224
Hartford U.S. Government Securities HLS Fund                        56,024,119        98,510,566
Hartford Value HLS Fund                                             56,729,262        49,796,261
Hartford Value Opportunities HLS Fund                               90,381,497        66,525,797
Hartford Equity Income HLS Fund                                     74,333,495        37,769,363
BlackRock Global Growth V.I. Fund                                      383,118           415,968
BlackRock Large Cap Growth V. I. Fund                                  239,950           689,732
Jennison 20/20 Focus Portfolio                                         106,193           280,673
Jennison Portfolio                                                      10,798           365,941
Prudential Value Portfolio                                             179,710           314,329
SP William Blair International Growth                                  177,445           492,742
Wells Fargo Advantage VT Asset Allocation Fund                       2,097,378         7,563,751
Wells Fargo Advantage VT Total Return Bond Fund                      3,625,504         3,372,942
Wells Fargo Advantage VT Equity Income Fund                            635,723         6,069,091
Wells Fargo Advantage VT C&B Large Cap Value Fund                      910,300           722,228
Wells Fargo Advantage VT Large Company Core Fund                        74,439           111,114
Wells Fargo Advantage VT International Core Fund                     1,932,627         2,477,746
Wells Fargo Advantage VT Large Company Growth Fund                   1,260,061         6,258,680
Wells Fargo Advantage VT Money Market Fund                           2,700,350         3,956,383
Wells Fargo Advantage VT Small Cap Growth Fund                         829,345         1,343,785
Wells Fargo Advantage VT Discovery Fund                                223,315            50,458
Wells Fargo Advantage VT Small/Mid Cap Value Fund                      720,244           182,383
Wells Fargo Advantage VT Opportunity Fund                              202,123             5,966
                                                              ----------------  ----------------
                                                                $4,188,697,003    $6,080,507,396
                                                              ================  ================

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2006 were as follows:

                                              UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------------
Evergreen VA Balanced Fund                      137,220        480,867        (343,647)
Evergreen VA Growth Fund                        201,220        321,507        (120,287)
Evergreen VA International Equity Fund        1,377,732      1,305,919          71,813
Evergreen VA Omega Fund                         113,814        892,771        (778,957)
Evergreen VA Special Values Fund                776,979        860,059         (83,080)
Evergreen VA Fundamental Large Cap Fund         207,215        361,479        (154,264)
Hartford Advisers HLS Fund                   19,608,458    402,632,281    (383,023,823)
Hartford Total Return Bond HLS Fund          61,420,517    134,424,243     (73,003,726)
Hartford Capital Appreciation HLS Fund        5,564,931    328,041,589    (322,476,658)
Hartford Dividend and Growth HLS Fund        37,669,530    262,248,996    (224,579,466)
Hartford Focus HLS Fund                       6,845,149     21,562,404     (14,717,255)
Hartford Global Advisers HLS Fund             9,328,706     38,604,622     (29,275,916)
Hartford Global Communications HLS Fund         290,279      4,194,564      (3,904,285)
Hartford Global Financial Services HLS
 Fund                                           221,651      4,432,170      (4,210,519)
Hartford Global Health HLS Fund                 555,177     19,633,427     (19,078,250)
Hartford Global Leaders HLS Fund             19,051,296     79,760,735     (60,709,439)
Hartford Global Technology HLS Fund             941,350     26,981,805     (26,040,455)

-------------------------------------------------------------------------------

                                              UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------------
Hartford Disciplined Equity HLS Fund         29,275,842     86,279,271     (57,003,429)
Hartford Growth HLS Fund                     27,124,849     58,638,518     (31,513,669)
Hartford Growth Opportunities HLS Fund       51,150,561     55,056,234      (3,905,673)
Hartford High Yield HLS Fund                 40,679,895     74,944,221     (34,264,326)
Hartford Index HLS Fund                      15,746,831     73,903,364     (58,156,533)
Hartford International Capital
 Appreciation HLS Fund                       57,050,513     38,884,095      18,166,418
Hartford International Small Company HLS
 Fund                                        31,030,729     23,741,343       7,289,386
Hartford International Opportunities HLS
 Fund                                        56,168,173     89,947,269     (33,779,096)
Hartford MidCap HLS Fund                        600,000     49,104,232     (48,504,232)
Hartford MidCap Value HLS Fund                1,872,461     85,564,008     (83,691,547)
Hartford Money Market HLS Fund              307,999,660    272,372,172      35,627,488
Hartford Mortgage Securities HLS Fund         9,613,631     41,221,620     (31,607,989)
Hartford Small Company HLS Fund              39,476,694     74,402,487     (34,925,793)
Hartford SmallCap Growth HLS Fund            37,196,296     95,364,608     (58,168,312)
Hartford Stock HLS Fund                      32,475,802    220,995,162    (188,519,360)
Hartford U.S. Government Securities HLS
 Fund                                        40,094,178     86,584,311     (46,490,133)
Hartford Value HLS Fund                      39,909,586     39,514,579         395,007
Hartford Value Opportunities HLS Fund        37,534,353     44,374,323      (6,839,970)
Hartford Equity Income HLS Fund              53,660,078     27,495,124      26,164,954
BlackRock Global Growth V.I. Fund               339,949        356,232         (16,283)
BlackRock Large Cap Growth V. I. Fund           227,496        613,308        (385,812)
Jennison 20/20 Focus Portfolio                   56,728        211,771        (155,043)
Jennison Portfolio                               13,512        472,014        (458,502)
Prudential Value Portfolio                      118,807        238,691        (119,884)
SP William Blair International Growth           114,440        460,554        (346,114)
Wells Fargo Advantage VT Asset
 Allocation Fund                                755,508      5,784,114      (5,028,606)
Wells Fargo Advantage VT Total Return
 Bond Fund                                    2,483,363      2,730,322        (246,959)
Wells Fargo Advantage VT Equity Income
 Fund                                           331,496      4,743,395      (4,411,899)
Wells Fargo Advantage VT C&B Large Cap
 Value Fund                                     709,054        579,321         129,733
Wells Fargo Advantage VT Large Company
 Core Fund                                       67,077         97,351         (30,274)
Wells Fargo Advantage VT International
 Core Fund                                    1,073,243      1,793,277        (720,034)
Wells Fargo Advantage VT Large Company
 Growth Fund                                  1,388,487      5,984,295      (4,595,808)
Wells Fargo Advantage VT Money Market
 Fund                                         2,522,818      3,925,369      (1,402,551)
Wells Fargo Advantage VT Small Cap
 Growth Fund                                    559,610      1,000,966        (441,356)
Wells Fargo Advantage VT Discovery Fund          22,462          8,127          14,335
Wells Fargo Advantage VT Small/Mid Cap
 Value Fund                                      53,969         16,073          37,896
Wells Fargo Advantage VT Opportunity
 Fund                                            16,218            318          15,900

    The changes in units outstanding for the year ended December 31, 2005 were as follows:

                                              UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------------
Evergreen VA Balanced Fund                       71,424        454,274        (382,850)
Evergreen VA Growth Fund                      1,207,029        277,989         929,040
Evergreen VA International Equity Fund        3,418,571      1,015,046       2,403,525
Evergreen VA Omega Fund                         335,398        859,539        (524,141)
Evergreen VA Special Values Fund              1,833,901        471,371       1,362,530
Evergreen VA Fundamental Large Cap Fund         754,618        537,395         217,223
Hartford Advisers HLS Fund                   63,883,118    428,303,192    (364,420,074)

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                              UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------------
Hartford Total Return Bond HLS Fund         130,174,748     87,490,232      42,684,516
Hartford Capital Appreciation HLS Fund       55,613,729    276,902,863    (221,289,134)
Hartford Dividend and Growth HLS Fund       184,339,082    158,366,120      25,972,962
Hartford Focus HLS Fund                      14,406,200     18,247,772      (3,841,572)
Hartford Global Advisers HLS Fund            22,465,517     54,990,361     (32,524,844)
Hartford Global Communications HLS Fund         373,649      4,566,347      (4,192,698)
Hartford Global Financial Services HLS
 Fund                                           221,407      4,664,397      (4,442,990)
Hartford Global Health HLS Fund                 676,674     22,160,203     (21,483,529)
Hartford Global Leaders HLS Fund             54,001,944     71,555,491     (17,553,547)
Hartford Global Technology HLS Fund           1,865,152     38,869,811     (37,004,659)
Hartford Disciplined Equity HLS Fund        121,584,795     60,813,896      60,770,899
Hartford Growth HLS Fund                     85,809,258     41,490,463      44,318,795
Hartford Growth Opportunities HLS Fund      104,741,851     46,012,488      58,729,363
Hartford High Yield HLS Fund                 60,974,355    118,254,260     (57,279,905)
Hartford Index HLS Fund                      31,612,930     68,631,418     (37,018,488)
Hartford International Capital
 Appreciation HLS Fund                      157,713,735     36,562,482     121,151,253
Hartford International Small Company HLS
 Fund                                        51,085,030     16,087,650      34,997,380
Hartford International Opportunities HLS
 Fund                                       121,534,906    100,512,348      21,022,558
Hartford MidCap HLS Fund                        961,860     47,348,559     (46,386,699)
Hartford MidCap Value HLS Fund                2,446,360    104,313,117    (101,866,757)
Hartford Money Market HLS Fund              244,293,292    269,153,145     (24,859,853)
Hartford Mortgage Securities HLS Fund        15,618,154     39,101,181     (23,483,027)
Hartford Small Company HLS Fund               1,500,793     89,102,970     (87,602,177)
Hartford SmallCap Growth HLS Fund           103,082,981     43,732,635      59,350,346
Hartford Stock HLS Fund                     125,815,868    208,085,869     (82,270,001)
Hartford U.S. Government Securities HLS
 Fund                                        91,848,347     60,049,298      31,799,049
Hartford Value HLS Fund                      37,211,154     28,220,297       8,990,857
Hartford Value Opportunities HLS Fund       126,734,556     42,847,730      83,886,826
Hartford Equity Income HLS Fund             141,199,999     11,218,527     129,981,472
Mercury Global Growth V.I. Fund                 289,997        213,123          76,874
Mercury Large Cap Growth V.I. Fund              187,756        452,986        (265,230)
Jennison 20/20 Focus Portfolio                  140,803         64,058          76,745
Jennison Portfolio                               48,790        213,346        (164,556)
Prudential Value Portfolio                       78,814        152,912         (74,098)
SP William Blair International Growth            87,548         60,213          27,335
Wells Fargo Advantage Asset Allocation
 Fund                                         1,565,399      3,851,574      (2,286,175)
Wells Fargo Advantage Total Return Bond
 Fund                                         3,853,016      3,182,958         670,058
Wells Fargo Advantage Equity Income Fund        912,653      2,779,151      (1,866,498)
Wells Fargo Advantage C&B Large Cap
 Value Fund                                   1,063,520        279,038         784,482
Wells Fargo Advantage Large Company Core
 Fund                                            64,382        210,212        (145,830)
Wells Fargo Advantage International Core
 Fund                                         3,507,238      1,033,813       2,473,425
Wells Fargo Advantage Large Company
 Growth Fund                                  1,431,477      5,657,314      (4,225,837)
Wells Fargo Advantage Money Market Fund       4,789,613      3,178,136       1,611,477
Wells Fargo Advantage Small Cap Growth
 Fund                                           928,966        883,531          45,435
Wells Fargo Advantage Discovery Fund             14,208             75          14,133
Wells Fargo Advantage Multi Cap Value
 Fund                                            16,152             --          16,152
Wells Fargo Advantage Opportunity Fund            7,441             --           7,441

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                            UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
EVERGREEN VA BALANCED FUND
 2006  Lowest contract charges                  85,052      $1.031638           $87,743
    Highest contract charges                     8,738       0.992178             8,668
    Remaining contract charges               1,682,558             --         1,693,816
 2005  Lowest contract charges                 132,154       0.952874           125,925
    Highest contract charges                     8,737       0.923312             8,067
    Remaining contract charges               1,979,104             --         1,848,541
 2004  Lowest contract charges                 149,577       0.918234           137,347
    Highest contract charges                    96,408       0.896880            86,466
    Remaining contract charges               2,256,860             --         2,041,574
 2003  Lowest contract charges                 124,543       0.876353           109,143
    Highest contract charges                    77,891       0.861982            67,141
    Remaining contract charges               2,439,801             --         2,115,570
 2002  Lowest contract charges                  95,123       0.767989            73,053
    Highest contract charges                    91,867       0.763624            70,152
    Remaining contract charges                 246,339             --           187,886
EVERGREEN VA GROWTH FUND
 2006  Lowest contract charges                 182,814       1.439068           263,082
    Highest contract charges                     6,312       0.992301             6,277
    Remaining contract charges               2,243,944             --         2,300,073
 2005  Lowest contract charges                 186,527       1.312338           244,801
    Highest contract charges                     6,313       0.913552             5,767
    Remaining contract charges               2,360,517             --         2,215,638
 2004  Lowest contract charges                 193,419       1.247480           241,286
    Highest contract charges                    29,626       0.877128            25,986
    Remaining contract charges               1,401,272             --         1,266,145
 2003  Lowest contract charges                 193,690       1.109393           214,878
    Highest contract charges                    31,679       0.787080            24,934
    Remaining contract charges               1,296,246             --         1,031,379
 2002  Lowest contract charges                 456,077       0.808212           368,607
    Highest contract charges                   319,424       0.579420           185,081
    Remaining contract charges                 387,803             --           229,147

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
EVERGREEN VA BALANCED FUND
 2006  Lowest contract charges                1.45%              2.44%               8.27%
    Highest contract charges                  2.20%              2.47%               7.46%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.45%              2.34%               3.77%
    Highest contract charges                  2.18%              1.61%               3.00%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.45%              0.95%               4.78%
    Highest contract charges                  2.15%              0.95%               4.05%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.45%              2.61%              14.11%
    Highest contract charges                  2.13%              3.56%              13.32%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.45%              2.02%             (10.96)%
    Highest contract charges                  0.72%             16.52%              (0.24)%
    Remaining contract charges                  --                 --                  --
EVERGREEN VA GROWTH FUND
 2006  Lowest contract charges                1.25%                --                9.66%
    Highest contract charges                  2.18%                --                8.62%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.25%                --                5.20%
    Highest contract charges                  2.18%                --                4.20%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.25%                --               12.45%
    Highest contract charges                  2.15%                --               11.44%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.26%                --               37.27%
    Highest contract charges                  1.99%                --               36.04%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.26%                --              (27.82)%
    Highest contract charges                  1.77%                --              (28.21)%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTIUNED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                            UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND
 2006  Lowest contract charges                 261,431      $2.008199          $525,005
    Highest contract charges                   358,391       1.187683           425,653
    Remaining contract charges               7,888,570             --         9,766,696
 2005  Lowest contract charges                 343,556       1.651053           567,226
    Highest contract charges                   243,267       0.985775           239,807
    Remaining contract charges               7,849,754             --         7,985,419
 2004  Lowest contract charges                 378,896       1.441267           546,090
    Highest contract charges                   170,406       0.868724           148,036
    Remaining contract charges               5,483,750             --         4,904,044
 2003  Lowest contract charges                 424,294       1.224217           519,428
    Highest contract charges                    49,965       0.746269            37,288
    Remaining contract charges               2,540,429             --         1,920,643
 2002  Lowest contract charges                 666,276       0.943918           628,910
    Highest contract charges                    98,046       0.581786            57,042
    Remaining contract charges                 959,958             --           562,584
EVERGREEN VA OMEGA FUND
 2006  Lowest contract charges                 201,336       0.843741           169,875
    Highest contract charges                   134,868       0.634304            85,547
    Remaining contract charges               3,005,463             --         1,947,994
 2005  Lowest contract charges                 200,388       0.807099           161,733
    Highest contract charges                   135,732       0.611631            83,018
    Remaining contract charges               3,784,505             --         2,355,769
 2004 Lowest contract charges                  188,791       0.788151           148,797
    Highest contract charges                   136,178       0.602067            81,988
    Remaining contract charges               4,319,797             --         2,636,503
 2003  Lowest contract charges                  30,672       0.749892            23,001
    Highest contract charges                    59,737       0.574053            34,292
    Remaining contract charges               4,395,249             --         2,558,321
 2002  Lowest contract charges                  29,094       0.542221            15,775
    Highest contract charges                    10,449       0.418833             4,377
    Remaining contract charges               2,373,368             --         1,000,386

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND
 2006  Lowest contract charges                1.25%              3.19%              21.63%
    Highest contract charges                  2.20%              4.34%              20.48%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.25%              2.37%              14.56%
    Highest contract charges                  2.19%              2.69%              13.47%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.25%              1.23%              17.73%
    Highest contract charges                  2.16%              3.60%              16.62%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.25%              1.00%              29.70%
    Highest contract charges                  1.34%              6.82%              29.70%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.25%              1.13%             (11.58)%
    Highest contract charges                  0.79%              4.95%              (7.13)%
    Remaining contract charges                  --                 --                  --
EVERGREEN VA OMEGA FUND
 2006  Lowest contract charges                1.40%                --                4.54%
    Highest contract charges                  2.20%                --                3.71%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.40%              0.19%               2.40%
    Highest contract charges                  2.19%              0.19%               1.59%
    Remaining contract charges                  --                 --                  --
 2004 Lowest contract charges                 1.39%                --                5.72%
    Highest contract charges                  2.16%                --                4.88%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.25%                --               38.30%
    Highest contract charges                  2.13%                --               37.06%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.25%                --              (26.31)%
    Highest contract charges                  0.86%                --               (3.93)%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                            UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND
 2006  Lowest contract charges                  13,746      $2.145281           $29,490
    Highest contract charges                   204,872       1.594356           326,639
    Remaining contract charges               4,220,297             --         7,446,972
 2005  Lowest contract charges                  13,759       1.787161            24,593
    Highest contract charges                   115,269       1.340881           154,561
    Remaining contract charges               4,392,965             --         6,507,426
 2004  Lowest contract charges                   1,396       1.633806             2,281
    Highest contract charges                    87,950       1.237521           108,840
    Remaining contract charges               3,070,117             --         4,238,319
 2003  Lowest contract charges                   1,396       1.374337             1,919
    Highest contract charges                     9,432       1.050919             9,912
    Remaining contract charges               1,503,200             --         1,778,269
 2002  Lowest contract charges                  19,924       1.074467            21,408
    Highest contract charges                     5,695       1.065306             6,067
    Remaining contract charges                 266,235             --           227,853
EVERGREEN VA FUNDAMENTAL LARGE CAP
 FUND
 2006  Lowest contract charges                 268,797       1.367151           367,486
    Highest contract charges                    13,327       1.257282            16,794
    Remaining contract charges               2,018,095             --         2,677,952
 2005  Lowest contract charges                 286,517       1.228645           352,066
    Highest contract charges                    11,752       1.140692            13,405
    Remaining contract charges               2,156,214             --         2,587,475
 2004  Lowest contract charges                 324,953       1.141248           370,850
    Highest contract charges                    48,542       1.130022            54,854
    Remaining contract charges               1,863,766             --         2,102,523
 2003  Lowest contract charges                 345,858       1.058149           365,969
    Highest contract charges                    18,302       1.057316            19,351
    Remaining contract charges               1,840,198             --         1,946,381
HARTFORD ADVISERS HLS FUND
 2006  Lowest contract charges                  58,051       1.184617            68,768
    Highest contract charges                    14,050       1.053479            14,799
    Remaining contract charges           1,732,946,990             --     4,345,442,792
 2005  Lowest contract charges                  58,051       1.074372            62,373
    Highest contract charges                    12,606       0.976191            12,305
    Remaining contract charges           2,115,972,255             --     4,930,312,830
 2004  Lowest contract charges                  69,021       1.005892            69,428
    Highest contract charges                    43,754       1.022902            44,756
    Remaining contract charges           2,480,350,210             --     5,697,230,216
 2003  Lowest contract charges                  69,022       0.973482            67,191
    Highest contract charges                   331,157       1.009434           334,281
    Remaining contract charges           2,348,472,707             --     5,913,102,672
 2002  Lowest contract charges                  42,699       0.824851            35,220
    Highest contract charges                    73,289       0.870842            63,823
    Remaining contract charges           1,860,815,571             --     4,894,693,583

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND
 2006  Lowest contract charges                1.25%              0.79%              20.04%
    Highest contract charges                  2.20%              1.00%              18.90%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.23%              1.07%               9.39%
    Highest contract charges                  2.19%              1.12%               8.35%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.26%              1.02%              18.88%
    Highest contract charges                  2.17%              2.07%              17.76%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.32%              0.05%              27.91%
    Highest contract charges                  2.14%              0.12%              26.76%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.68%              0.18%             (17.22)%
    Highest contract charges                  0.79%              0.62%              (4.85)%
    Remaining contract charges                  --                 --                  --
EVERGREEN VA FUNDAMENTAL LARGE CAP
 FUND
 2006  Lowest contract charges                1.25%              1.24%              11.27%
    Highest contract charges                  2.20%              1.32%              10.22%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.25%              0.92%               7.66%
    Highest contract charges                  2.16%              1.56%               6.64%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.25%              1.16%               7.85%
    Highest contract charges                  2.14%              2.35%               6.89%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.11%              0.67%               5.82%
    Highest contract charges                  0.18%              0.67%               5.73%
    Remaining contract charges                  --                 --                  --
HARTFORD ADVISERS HLS FUND
 2006  Lowest contract charges                0.40%              2.44%              10.26%
    Highest contract charges                  2.30%              2.15%               7.92%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.40%              3.27%               6.81%
    Highest contract charges                  2.29%              3.47%               4.54%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.40%              2.08%               3.33%
    Highest contract charges                  2.34%              2.46%               1.34%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.40%              2.60%              18.02%
    Highest contract charges                  2.19%              2.88%              15.92%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.40%              3.98%             (14.14)%
    Highest contract charges                  0.86%              4.56%              (1.82)%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTIUNED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                            UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
 2006  Lowest contract charges                  12,938      $1.372618           $17,759
    Highest contract charges                   182,708       1.395328           254,938
    Remaining contract charges             831,226,748             --     1,545,088,723
 2005  Lowest contract charges                  12,938       1.314966            17,012
    Highest contract charges                   143,519       1.362355           195,524
    Remaining contract charges             904,269,666             --     1,642,971,456
 2004  Lowest contract charges                  12,939       1.288675            16,672
    Highest contract charges                   171,651       1.360735           233,572
    Remaining contract charges             861,557,017             --     1,600,307,749
 2003  Lowest contract charges                  12,938       1.236653            16,000
    Highest contract charges                   104,486       1.330849           139,055
    Remaining contract charges             701,477,264             --     1,398,375,460
 2002  Lowest contract charges                  12,938       1.151275            14,895
    Highest contract charges                     2,550       1.261477             3,217
    Remaining contract charges             513,278,738             --     1,111,875,518
HARTFORD CAPITAL APPRECIATION HLS FUND
 2006  Lowest contract charges                 260,904       1.602581           418,120
    Highest contract charges                 1,225,025       2.234095         2,736,820
    Remaining contract charges           1,684,114,647             --     6,501,139,868
 2005  Lowest contract charges                 264,832       1.379752           365,399
    Highest contract charges                 1,664,531       1.960362         3,263,083
    Remaining contract charges           2,006,147,874             --     6,717,973,125
 2004  Lowest contract charges                 385,882       1.198906           462,633
    Highest contract charges                 1,758,558       1.736063         3,052,968
    Remaining contract charges           2,227,221,932             --     6,722,637,278
 2003  Lowest contract charges                 383,694       1.008428           386,928
    Highest contract charges                   307,094       1.488245           457,031
    Remaining contract charges           1,789,913,341             --     5,441,037,657
 2002  Lowest contract charges                 326,695       0.711113           232,317
    Highest contract charges                    55,184       1.068503            58,965
    Remaining contract charges           1,148,283,308             --     3,513,963,015

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
 2006  Lowest contract charges                0.40%              5.00%               4.38%
    Highest contract charges                  2.30%              4.96%               2.42%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.40%              7.39%               2.04%
    Highest contract charges                  2.30%              6.79%               0.12%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.40%              4.62%               4.21%
    Highest contract charges                  2.27%              4.10%               2.25%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.40%              4.05%               7.42%
    Highest contract charges                  2.19%              5.28%               5.50%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.40%                --                9.64%
    Highest contract charges                  0.89%                --                6.17%
    Remaining contract charges                  --                 --                  --
HARTFORD CAPITAL APPRECIATION HLS FUND
 2006  Lowest contract charges                0.40%              1.39%              16.15%
    Highest contract charges                  2.30%              1.12%              13.96%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.40%              0.95%              15.08%
    Highest contract charges                  2.29%              0.94%              12.92%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.40%              0.41%              18.89%
    Highest contract charges                  2.28%              0.56%              16.65%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.40%              0.96%              41.81%
    Highest contract charges                  2.18%              0.76%              39.28%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.39%              2.03%             (20.02)%
    Highest contract charges                  0.85%              1.51%               1.83%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                            UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2006  Lowest contract charges                  52,868      $1.459674           $77,170
    Highest contract charges                    58,021       1.298113            75,314
    Remaining contract charges           1,719,432,896             --     4,059,301,116
 2005  Lowest contract charges                  55,145       1.217612            67,145
    Highest contract charges                    48,430       1.106360            53,581
    Remaining contract charges           1,944,019,672             --     3,902,710,533
 2004  Lowest contract charges                  45,393       1.153738            52,371
    Highest contract charges                   134,536       1.071092           144,100
    Remaining contract charges           1,917,970,358             --     3,791,810,865
 2003  Lowest contract charges                  15,734       1.030374            16,212
    Highest contract charges                   318,581       1.121332           357,235
    Remaining contract charges           1,527,317,326             --     3,017,065,548
 2002  Lowest contract charges                  15,734       0.815873            12,837
    Highest contract charges                    63,805       0.904010            57,681
    Remaining contract charges           1,047,735,892             --     1,926,204,580
HARTFORD FOCUS HLS FUND
 2006  Lowest contract charges               1,043,288       1.195607         1,247,362
    Highest contract charges                    16,137       1.092646            17,630
    Remaining contract charges              51,730,696             --        58,959,152
 2005  Lowest contract charges               1,411,875       1.098391         1,550,791
    Highest contract charges                    16,384       1.021526            16,737
    Remaining contract charges              66,079,113             --        69,746,595
 2004  Lowest contract charges               1,510,744       1.007687         1,522,358
    Highest contract charges                     4,358       0.953726             4,156
    Remaining contract charges              69,833,842             --        68,214,236
 2003  Lowest contract charges               1,424,331       0.984645         1,402,460
    Highest contract charges                     8,677       0.952684             8,266
    Remaining contract charges              71,330,660             --        68,725,156
 2002  Lowest contract charges               1,399,517       0.773216         1,082,129
    Highest contract charges                    46,993       0.756733            35,561
    Remaining contract charges              53,366,853             --        40,798,144

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2006  Lowest contract charges                0.40%              1.80%              19.88%
    Highest contract charges                  2.30%              1.48%              17.33%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.40%              1.92%               5.54%
    Highest contract charges                  2.29%              1.59%               3.29%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.40%              1.86%              11.97%
    Highest contract charges                  2.29%              1.48%               9.59%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.40%              1.52%              26.29%
    Highest contract charges                  2.19%              1.84%              24.04%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.40%              2.17%             (14.57)%
    Highest contract charges                  0.86%              6.60%              (3.61)%
    Remaining contract charges                  --                 --                  --
HARTFORD FOCUS HLS FUND
 2006  Lowest contract charges                0.80%              0.80%               8.85%
    Highest contract charges                  2.30%              0.52%               6.96%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.80%              1.83%               9.00%
    Highest contract charges                  2.29%              1.47%               7.11%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.80%              0.32%               2.34%
    Highest contract charges                  2.26%                --                0.57%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.80%              0.30%              27.34%
    Highest contract charges                  2.19%              0.45%              25.58%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.80%                --              (25.20)%
    Highest contract charges                  0.87%                --               (1.37)%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                            UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
 2006  Lowest contract charges               3,505,215      $1.311559        $4,597,296
    Highest contract charges                    10,665       1.030536            10,989
    Remaining contract charges             145,289,147             --       239,574,064
 2005  Lowest contract charges               3,871,859       1.214766         4,703,400
    Highest contract charges                    27,199       0.971333            26,420
    Remaining contract charges             174,181,883             --       268,493,148
 2004  Lowest contract charges               3,737,800       1.184600         4,427,799
    Highest contract charges                    28,360       0.963940            27,338
    Remaining contract charges             206,839,625             --       312,904,415
 2003  Lowest contract charges               2,456,054       1.059109         2,601,228
    Highest contract charges                   288,218       0.877028           252,775
    Remaining contract charges             165,328,272             --       240,755,164
 2002  Lowest contract charges               1,994,219       0.873218         1,741,388
    Highest contract charges                    72,074       0.734673            52,951
    Remaining contract charges             151,023,810             --       194,329,400
HARTFORD GLOBAL COMMUNICATIONS HLS
 FUND
 2006  Lowest contract charges                  84,563       1.383470           116,991
    Highest contract charges                     5,599       1.266197             7,089
    Remaining contract charges              13,873,441             --        18,255,275
 2005  Lowest contract charges                  95,463       1.142859           109,100
    Highest contract charges                     6,813       1.063925             7,249
    Remaining contract charges              17,765,612             --        19,504,771
 2004  Lowest contract charges                 107,148       0.971243           104,068
    Highest contract charges                    16,451       0.919650            15,129
    Remaining contract charges              21,936,987             --        20,659,123
 2003  Lowest contract charges                 101,293       0.794595            80,487
    Highest contract charges                       726       0.768805               558
    Remaining contract charges              24,561,378             --        19,111,487
 2002  Lowest contract charges                  78,380       0.499444            39,147
    Highest contract charges                     9,549       0.488756             4,667
    Remaining contract charges               9,217,534             --         4,550,152

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
 2006  Lowest contract charges                0.80%              2.91%               7.97%
    Highest contract charges                  2.30%              2.33%               6.10%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.80%              3.66%               2.55%
    Highest contract charges                  2.29%              3.28%               0.77%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.80%              0.02%              11.85%
    Highest contract charges                  2.25%                --                9.91%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.80%              0.89%              21.29%
    Highest contract charges                  2.14%              0.89%              19.38%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.80%              0.05%              (9.67)%
    Highest contract charges                  0.88%                --               (2.18)%
    Remaining contract charges                  --                 --                  --
HARTFORD GLOBAL COMMUNICATIONS HLS
 FUND
 2006  Lowest contract charges                0.80%              1.94%              21.05%
    Highest contract charges                  2.25%              1.67%              19.01%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.80%              4.03%              17.67%
    Highest contract charges                  2.25%              2.77%              15.69%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.80%                --               22.23%
    Highest contract charges                  2.23%                --               20.17%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.80%                --               59.10%
    Highest contract charges                  2.25%                --               56.89%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.80%              0.79%             (29.93)%
    Highest contract charges                  0.85%              1.44%              18.03%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                            UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS
 FUND
 2006  Lowest contract charges                 349,179      $1.452974          $507,349
    Highest contract charges                    20,705       1.327784            27,490
    Remaining contract charges              17,513,744             --        24,172,302
 2005  Lowest contract charges                 352,247       1.212343           427,043
    Highest contract charges                    21,978       1.127435            24,779
    Remaining contract charges              21,719,925             --        25,227,367
 2004  Lowest contract charges                 370,431       1.106800           409,991
    Highest contract charges                    21,004       1.047445            22,001
    Remaining contract charges              26,145,705             --        27,994,306
 2003  Lowest contract charges                 379,106       0.993064           376,476
    Highest contract charges                       538       0.960838               517
    Remaining contract charges              24,705,819             --        23,976,018
 2002  Lowest contract charges                 127,635       0.768332            98,066
    Highest contract charges                    22,791       0.751881            17,136
    Remaining contract charges              13,233,201             --        10,041,298
HARTFORD GLOBAL HEALTH HLS FUND
 2006  Lowest contract charges               1,549,418       2.220498         3,440,481
    Highest contract charges                    13,216       2.008463            26,552
    Remaining contract charges              95,379,134             --       201,371,197
 2005  Lowest contract charges               1,780,113       2.013151         3,583,636
    Highest contract charges                    15,367       1.853044            28,475
    Remaining contract charges             114,224,545             --       220,260,788
 2004  Lowest contract charges               2,160,971       1.805011         3,900,574
    Highest contract charges                    22,379       1.690766            37,837
    Remaining contract charges             135,320,204             --       235,867,800
 2003  Lowest contract charges               2,169,550       1.612989         3,499,460
    Highest contract charges                       860       1.546677             1,330
    Remaining contract charges             133,003,567             --       208,967,835
 2002  Lowest contract charges               2,043,776       1.228884         2,511,564
    Highest contract charges                   149,081       1.190305           177,451
    Remaining contract charges             104,877,185             --       126,739,227

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS
 FUND
 2006  Lowest contract charges                0.80%              1.85%              19.85%
    Highest contract charges                  2.30%              1.40%              17.77%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.80%              3.35%               9.54%
    Highest contract charges                  2.29%              2.88%               7.64%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.80%                --               11.45%
    Highest contract charges                  2.28%                --                9.52%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.79%              2.43%              29.25%
    Highest contract charges                  2.28%              2.35%              27.45%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.80%              1.64%             (19.52)%
    Highest contract charges                  0.86%              3.44%              (7.15)%
    Remaining contract charges                  --                 --                  --
HARTFORD GLOBAL HEALTH HLS FUND
 2006  Lowest contract charges                0.80%              0.06%              10.30%
    Highest contract charges                  2.30%                --                8.39%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.80%              0.07%              11.53%
    Highest contract charges                  2.29%                --                9.60%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.80%              0.06%              11.91%
    Highest contract charges                  2.28%                --                9.96%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.80%              0.14%              31.26%
    Highest contract charges                  2.19%              0.20%              29.43%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.80%              0.01%             (17.64)%
    Highest contract charges                  0.86%                --               (1.03)%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                            UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
 2006  Lowest contract charges              13,384,065      $1.444593       $19,334,527
    Highest contract charges                    51,327       0.904949            46,450
    Remaining contract charges             392,379,420             --       588,535,882
 2005  Lowest contract charges                  74,769       1.183402            88,482
    Highest contract charges                    57,306       0.813279            46,606
    Remaining contract charges             466,392,174             --       619,001,709
 2004  Lowest contract charges              16,308,220       1.253542        20,443,039
    Highest contract charges                    68,905       0.813217            56,035
    Remaining contract charges             467,700,671             --       618,924,493
 2003  Lowest contract charges              13,913,505       1.060196        14,751,043
    Highest contract charges                 1,723,586       0.699918         1,206,369
    Remaining contract charges             324,477,566             --       378,580,350
 2002  Lowest contract charges              12,574,585       0.788283         9,912,332
    Highest contract charges                   727,633       0.528790           384,765
    Remaining contract charges             260,207,471             --       249,945,603
HARTFORD GLOBAL TECHNOLOGY HLS FUND
 2006  Lowest contract charges                 918,566       0.565080           519,063
    Highest contract charges                    36,554       0.511332            18,691
    Remaining contract charges             107,666,909             --        57,701,946
 2005  Lowest contract charges               1,094,748       0.516172           565,079
    Highest contract charges                    39,126       0.475338            18,598
    Remaining contract charges             133,528,608             --        65,886,054
 2004  Lowest contract charges               1,355,138       0.468107           634,350
    Highest contract charges                    41,970       0.438692            18,412
    Remaining contract charges             170,270,033             --        76,869,257
 2003  Lowest contract charges               1,548,206       0.465583           720,819
    Highest contract charges                 1,490,312       0.444032           661,746
    Remaining contract charges             194,577,468             --        88,242,174
 2002  Lowest contract charges               1,350,789       0.290600           392,539
    Highest contract charges                    33,246       0.281616             9,363
    Remaining contract charges             124,382,185             --        35,555,255

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
 2006  Lowest contract charges                0.80%              0.75%              13.24%
    Highest contract charges                  2.30%              0.44%              11.27%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.39%              3.23%               2.18%
    Highest contract charges                  2.29%              0.42%               0.01%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.80%              0.57%              18.24%
    Highest contract charges                  2.24%              1.06%              16.19%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.80%              0.45%              34.49%
    Highest contract charges                  2.13%              0.62%              32.36%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.80%              0.95%             (20.15)%
    Highest contract charges                  0.84%              3.28%              (5.48)%
    Remaining contract charges                  --                 --                  --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
 2006  Lowest contract charges                0.80%                --                9.48%
    Highest contract charges                  2.30%                --                7.57%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.80%              0.28%              10.27%
    Highest contract charges                  2.29%              0.03%               8.35%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.80%                --                0.54%
    Highest contract charges                  2.29%                --               (1.20)%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.80%                --               60.21%
    Highest contract charges                  2.11%                --               57.67%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.80%                --              (39.08)%
    Highest contract charges                  0.86%                --               (1.76)%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                            UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
 2006  Lowest contract charges                  33,662      $1.133664           $38,161
    Highest contract charges                   158,971       1.237353           196,708
    Remaining contract charges             580,962,093             --       702,171,083
 2005  Lowest contract charges                  36,490       1.012174            36,933
    Highest contract charges                   168,145       1.125954           189,324
    Remaining contract charges             637,953,524             --       699,389,426
 2004  Lowest contract charges                  36,487       0.953484            34,794
    Highest contract charges                   140,163       1.081024           151,520
    Remaining contract charges             577,210,610             --       607,968,518
 2003  Lowest contract charges                  26,507       0.883048            23,407
    Highest contract charges                    77,977       1.020369            79,566
    Remaining contract charges             443,401,122             --       444,152,104
 2002  Lowest contract charges                  18,948       0.688243            13,041
    Highest contract charges                   186,066       0.639773           119,040
    Remaining contract charges             316,928,194             --       260,340,171
HARTFORD GROWTH HLS FUND
 2006  Lowest contract charges               8,521,860       1.364233        11,625,803
    Highest contract charges                   154,582       1.275175           197,116
    Remaining contract charges             259,347,290             --       339,544,517
 2005  Lowest contract charges               9,550,737       1.314555        12,554,965
    Highest contract charges                    35,762       1.237093            44,241
    Remaining contract charges             289,950,901             --       369,000,855
 2004  Lowest contract charges               6,747,647       1.266047         8,542,836
    Highest contract charges                    43,546       1.212349            52,793
    Remaining contract charges             248,427,412             --       307,199,498
 2003  Lowest contract charges               2,775,711       1.134468         3,148,956
    Highest contract charges                    48,678       1.109219            53,995
    Remaining contract charges             138,334,035             --       154,637,271
 2002  Lowest contract charges                 100,371       0.861086            86,428
    Highest contract charges                   102,596       0.852627            87,476
    Remaining contract charges              14,398,585             --        12,327,660

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
 2006  Lowest contract charges                0.40%              1.11%              12.00%
    Highest contract charges                  2.30%              1.10%               9.89%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.40%              1.19%               6.16%
    Highest contract charges                  2.29%              1.26%               4.16%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.40%              1.16%               7.98%
    Highest contract charges                  2.28%             (2.15)%              5.95%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.40%              1.45%              28.31%
    Highest contract charges                  2.18%              1.77%              26.02%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.39%              0.26%             (24.95)%
    Highest contract charges                  0.84%                --               (3.72)%
    Remaining contract charges                  --                 --                  --
HARTFORD GROWTH HLS FUND
 2006  Lowest contract charges                0.80%              0.05%               3.78%
    Highest contract charges                  2.30%              0.05%               2.23%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.80%                --                3.83%
    Highest contract charges                  2.30%                --                2.04%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.80%                --               11.60%
    Highest contract charges                  2.26%                --                9.66%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.79%                --               31.75%
    Highest contract charges                  2.18%                --               29.92%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.53%                --              (13.89)%
    Highest contract charges                  0.87%                --                1.96%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                            UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 2006  Lowest contract charges               2,110,681      $1.638923        $3,459,244
    Highest contract charges                    29,546       1.515854            44,787
    Remaining contract charges             216,039,243             --       339,831,586
 2005  Lowest contract charges               1,684,494       1.474378         2,483,582
    Highest contract charges                    23,338       1.387503            32,381
    Remaining contract charges             220,377,309             --       314,347,967
 2004  Lowest contract charges                 714,000       1.277822           912,363
    Highest contract charges                     3,364       1.223730             4,117
    Remaining contract charges             162,638,414             --       202,879,242
 2003  Lowest contract charges                 411,425       1.099190           452,234
    Highest contract charges                    64,756       1.074744            69,596
    Remaining contract charges              89,949,092             --        97,370,887
 2002  Lowest contract charges                  31,101       0.770576            23,965
    Highest contract charges                    52,062       0.763056            39,726
    Remaining contract charges              10,488,915             --         8,032,345
HARTFORD HIGH YIELD HLS FUND
 2006  Lowest contract charges               6,621,944       1.399506         9,267,451
    Highest contract charges                    17,010       1.253995            21,327
    Remaining contract charges             296,026,871             --       398,562,949
 2005  Lowest contract charges               7,595,721       1.269021         9,639,130
    Highest contract charges                   159,569       1.231061           196,439
    Remaining contract charges             329,174,859             --       405,286,769
 2004  Lowest contract charges               8,245,659       1.252573        10,328,292
    Highest contract charges                     6,224       1.162544             7,236
    Remaining contract charges             385,958,173             --       473,215,788
 2003  Lowest contract charges               7,574,423       1.175599         8,904,484
    Highest contract charges                   199,446       1.175175           234,384
    Remaining contract charges             369,324,199             --       429,033,553
 2002  Lowest contract charges               3,347,643       0.962004         3,220,446
    Highest contract charges                 1,735,417       0.923229         1,602,187
    Remaining contract charges             130,768,619             --       126,801,564

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 2006  Lowest contract charges                0.80%              0.78%              11.16%
    Highest contract charges                  2.30%              0.46%               9.25%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.79%              0.30%              15.38%
    Highest contract charges                  2.25%                --               13.38%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.80%                --               16.25%
    Highest contract charges                  2.26%                --               14.24%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.79%                --               42.65%
    Highest contract charges                  2.19%                --               40.67%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.53%                --              (22.94)%
    Highest contract charges                  0.86%                --               (3.22)%
    Remaining contract charges                  --                 --                  --
HARTFORD HIGH YIELD HLS FUND
 2006  Lowest contract charges                0.80%             14.58%              10.28%
    Highest contract charges                  2.29%             15.94%               8.37%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.80%              6.51%               1.31%
    Highest contract charges                  2.29%              6.58%              (0.20)%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.80%              4.86%               6.55%
    Highest contract charges                  2.27%              5.69%               4.70%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.80%              4.01%              22.20%
    Highest contract charges                  2.19%              4.87%              20.51%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.80%              5.01%              (7.63)%
    Highest contract charges                  0.89%                --                4.58%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                            UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
 2006  Lowest contract charges                  16,620      $1.180119           $19,614
    Highest contract charges                    71,204       1.125560            80,139
    Remaining contract charges             265,000,083             --       639,089,139
 2005  Lowest contract charges                  16,620       1.026231            17,055
    Highest contract charges                   136,806       0.997555           136,472
    Remaining contract charges             323,091,011             --       696,138,932
 2004  Lowest contract charges                  16,622       0.985951            16,387
    Highest contract charges                    88,220       0.976788            86,172
    Remaining contract charges             360,158,083             --       785,726,862
 2003  Lowest contract charges               3,354,146       0.874199         2,932,191
    Highest contract charges                     1,961       0.905410             1,775
    Remaining contract charges             352,210,318             --       771,875,452
 2002  Lowest contract charges               3,413,436       0.687734         2,347,536
    Highest contract charges                 1,347,941       0.613581           827,071
    Remaining contract charges             260,829,861             --       578,502,984
HARTFORD INTERNATIONAL CAPITAL
 APPRECIATION HLS FUND
 2006  Lowest contract charges               5,047,842       1.691257         8,537,199
    Highest contract charges                    35,319       1.545615            54,590
    Remaining contract charges             323,139,302             --       520,469,198
 2005  Lowest contract charges               3,793,440       1.373957         5,212,029
    Highest contract charges                    31,764       1.277805            40,588
    Remaining contract charges             306,230,839             --       403,747,509
 2004  Lowest contract charges               1,705,242       1.304632         2,224,711
    Highest contract charges                    21,694       1.234745            26,787
    Remaining contract charges             187,177,854             --       236,768,127
 2003  Lowest contract charges                 418,406       1.054481           441,202
    Highest contract charges                   448,890       1.015586           455,886
    Remaining contract charges              96,681,250             --        99,623,089
 2002  Lowest contract charges                 278,253       0.703817           195,839
    Highest contract charges                    60,358       0.688763            41,572
    Remaining contract charges              37,116,418             --        25,802,823

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD INDEX HLS FUND
 2006  Lowest contract charges                0.40%              1.76%              15.00%
    Highest contract charges                  2.31%              1.35%              12.83%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.40%              1.93%               4.09%
    Highest contract charges                  2.29%              2.24%               2.13%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.40%              4.06%               9.95%
    Highest contract charges                  2.27%              2.05%               7.88%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.80%              1.42%              27.11%
    Highest contract charges                  2.20%              2.19%              25.35%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.80%              1.15%             (23.07)%
    Highest contract charges                  0.89%              2.50%              (3.86)%
    Remaining contract charges                  --                 --                  --
HARTFORD INTERNATIONAL CAPITAL
 APPRECIATION HLS FUND
 2006  Lowest contract charges                0.80%              0.95%              23.09%
    Highest contract charges                  2.30%              0.45%              20.96%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.79%              1.05%               5.31%
    Highest contract charges                  2.29%              0.57%               3.49%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.79%                --               23.72%
    Highest contract charges                  2.25%                --               21.58%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.80%                --               49.82%
    Highest contract charges                  2.12%                --               47.45%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.80%              0.52%             (17.88)%
    Highest contract charges                  0.88%              0.33%              (7.89)%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                            UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 2006  Lowest contract charges                 664,860      $2.351455        $1,563,389
    Highest contract charges                     9,593       2.148944            20,608
    Remaining contract charges             102,732,100             --       230,578,459
 2005  Lowest contract charges                 469,120       1.832652           859,737
    Highest contract charges                     3,678       1.704431             6,268
    Remaining contract charges              95,644,370             --       168,582,135
 2004  Lowest contract charges                 224,936       1.557691           350,389
    Highest contract charges                     3,941       1.474252             5,811
    Remaining contract charges              60,890,911             --        91,881,426
 2003  Lowest contract charges                  90,483       1.342473           121,471
    Highest contract charges                     1,871       1.298923             2,430
    Remaining contract charges              32,992,523             --        43,375,646
 2002  Lowest contract charges                  56,842       0.880232            50,034
    Highest contract charges                     1,874       0.863668             1,618
    Remaining contract charges              14,610,296             --        12,722,640
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 2006  Lowest contract charges                   5,106       1.570299             8,019
    Highest contract charges                     4,175       1.396518             5,829
    Remaining contract charges             552,155,183             --       950,929,208
 2005  Lowest contract charges                   5,106       1.266757             6,471
    Highest contract charges                 3,013,215       1.152197         3,471,817
    Remaining contract charges             582,925,236             --       832,258,656
 2004  Lowest contract charges                   5,104       1.109605             5,666
    Highest contract charges                 2,375,030       1.030653         2,447,832
    Remaining contract charges             562,540,865             --       737,875,784
 2003  Lowest contract charges               3,103,787       0.855464         2,655,178
    Highest contract charges                 1,033,232       0.656540           678,358
    Remaining contract charges             359,838,338             --       483,740,747
 2002  Lowest contract charges               2,968,365       0.647904         1,923,215
    Highest contract charges                   520,613       0.505242           263,036
    Remaining contract charges             329,424,237             --       370,729,127

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 2006  Lowest contract charges                0.80%              2.22%              28.31%
    Highest contract charges                  2.30%              1.57%              26.08%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.79%              3.16%              17.65%
    Highest contract charges                  2.29%              2.26%              15.61%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.80%                --               16.03%
    Highest contract charges                  2.26%                --               14.02%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.79%              1.33%              52.51%
    Highest contract charges                  2.20%              1.01%              50.40%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.79%                --               (5.84)%
    Highest contract charges                  0.88%                --               (8.10)%
    Remaining contract charges                  --                 --                  --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 2006  Lowest contract charges                0.40%              2.70%              23.96%
    Highest contract charges                  3.42%                --               21.33%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.40%                --               14.16%
    Highest contract charges                  2.24%                --               11.79%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.39%              0.84%              17.61%
    Highest contract charges                  2.22%              1.12%              15.17%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.80%              0.96%              32.04%
    Highest contract charges                  2.14%              1.32%              29.95%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.80%              1.98%             (18.59)%
    Highest contract charges                  0.86%              3.80%              (7.19)%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                            UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
 2006  Lowest contract charges               5,023,966      $2.651064       $13,318,856
    Highest contract charges                    10,177       1.529019            15,562
    Remaining contract charges             218,963,709             --       778,396,300
 2005  Lowest contract charges               5,840,837       2.391519        13,968,473
    Highest contract charges                    27,938       1.403705            39,217
    Remaining contract charges             266,633,308             --       859,830,782
 2004  Lowest contract charges               6,754,714       2.064266        13,943,521
    Highest contract charges                    21,741       1.233002            26,807
    Remaining contract charges             312,112,327             --       873,909,530
 2003  Lowest contract charges               7,731,716       1.787105        13,817,389
    Highest contract charges                    25,796       1.086282            28,022
    Remaining contract charges             363,998,611             --       885,605,540
 2002  Lowest contract charges               8,742,508       1.308507        11,439,632
    Highest contract charges                     2,025       1.493024             3,023
    Remaining contract charges             418,427,011             --       751,934,895
HARTFORD MIDCAP VALUE HLS FUND
 2006  Lowest contract charges                   7,890       1.836864            14,494
    Highest contract charges                    21,908       1.641155            35,958
    Remaining contract charges             426,450,146             --       732,768,892
 2005  Lowest contract charges                   7,890       1.564501            12,343
    Highest contract charges                     9,041       1.428172            12,912
    Remaining contract charges             510,154,563             --       755,207,381
 2004  Lowest contract charges                   7,889       1.428140            11,269
    Highest contract charges                     9,574       1.332026            12,753
    Remaining contract charges             612,020,788             --       836,819,540
 2003  Lowest contract charges                   2,743       1.232914             3,381
    Highest contract charges                    83,328       1.180250            98,348
    Remaining contract charges             541,344,418             --       647,204,394
 2002  Lowest contract charges               8,838,417       0.858141         7,584,608
    Highest contract charges                   364,865       0.839851           306,432
    Remaining contract charges             290,062,544             --       246,180,642
HARTFORD MONEY MARKET HLS FUND
 2006  Lowest contract charges                 177,253       1.108511           196,487
    Highest contract charges                    23,778       0.985873            23,453
    Remaining contract charges             327,961,526             --       467,011,109
 2005  Lowest contract charges                     944       1.062963             1,016
    Highest contract charges                    22,172       0.965887            21,415
    Remaining contract charges             292,511,953             --       407,864,229
 2004  Lowest contract charges                     942       1.037708               989
    Highest contract charges                    15,514       0.963422            14,947
    Remaining contract charges             317,378,466             --       443,754,331
 2003  Lowest contract charges                  26,057       1.032133            26,894
    Highest contract charges                   118,895       1.095596           130,261
    Remaining contract charges             364,952,623             --       543,786,675
 2002  Lowest contract charges                  79,387       1.028575            81,655
    Highest contract charges                 1,133,656       1.047171         1,187,131
    Remaining contract charges             561,218,004             --       863,479,611

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD MIDCAP HLS FUND
 2006  Lowest contract charges                0.80%              1.04%              10.85%
    Highest contract charges                  2.31%              0.35%               8.93%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.80%              0.39%              15.85%
    Highest contract charges                  2.29%              0.07%              13.85%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.80%              0.26%              15.51%
    Highest contract charges                  2.29%              0.15%              13.51%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.80%              0.25%              36.58%
    Highest contract charges                  2.14%                --               34.41%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.80%              0.12%             (14.90)%
    Highest contract charges                  0.81%                --               (2.56)%
    Remaining contract charges                  --                 --                  --
HARTFORD MIDCAP VALUE HLS FUND
 2006  Lowest contract charges                0.40%              0.93%              17.41%
    Highest contract charges                  2.31%              0.56%              14.91%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.40%              0.60%               9.55%
    Highest contract charges                  2.29%              0.10%               7.22%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.40%              0.13%              15.84%
    Highest contract charges                  2.28%              0.01%              13.37%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.39%                --               42.72%
    Highest contract charges                  2.18%                --               40.18%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.79%              0.42%             (13.71)%
    Highest contract charges                  0.86%              0.41%              (4.37)%
    Remaining contract charges                  --                 --                  --
HARTFORD MONEY MARKET HLS FUND
 2006  Lowest contract charges                0.39%              4.64%               4.29%
    Highest contract charges                  2.30%              4.35%               2.07%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.40%              2.66%               2.43%
    Highest contract charges                  2.29%              2.61%               0.26%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.40%              0.82%               0.54%
    Highest contract charges                  2.28%              0.95%              (1.60)%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.40%              0.75%               0.35%
    Highest contract charges                  2.19%              0.70%              (1.44)%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.40%              1.44%               1.06%
    Highest contract charges                  0.87%              0.36%              (0.50)%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                            UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
 2006  Lowest contract charges               1,255,571      $1.393237        $1,749,308
    Highest contract charges                    73,920       1.292541            95,546
    Remaining contract charges             139,194,807             --       252,416,620
 2005  Lowest contract charges               1,309,743       1.341718         1,757,307
    Highest contract charges                    71,620       1.263558            90,496
    Remaining contract charges             170,750,925             --       298,611,738
 2004  Lowest contract charges               1,364,567       1.321277         1,802,969
    Highest contract charges                    68,988       1.263109            87,139
    Remaining contract charges             194,181,760             --       340,656,492
 2003  Lowest contract charges                  26,327       1.145846            30,167
    Highest contract charges                    24,147       1.241352            29,975
    Remaining contract charges             212,508,051             --       376,945,104
 2002  Lowest contract charges               1,617,294       1.260611         2,038,778
    Highest contract charges                   295,769       1.205494           356,548
    Remaining contract charges             196,089,204             --       393,375,343
HARTFORD SMALL COMPANY HLS FUND
 2006  Lowest contract charges                   4,679       1.569870             7,345
    Highest contract charges                     4,049       1.395829             5,655
    Remaining contract charges             314,987,152             --       545,367,296
 2005  Lowest contract charges                   4,679       1.377449             6,436
    Highest contract charges                     4,316       1.251419             5,401
    Remaining contract charges             349,912,679             --       544,552,943
 2004  Lowest contract charges                   4,682       1.142876             5,347
    Highest contract charges                    53,486       1.060853            56,741
    Remaining contract charges             437,465,686             --       566,196,815
 2003  Lowest contract charges               3,676,318       1.062582         3,906,390
    Highest contract charges                    49,486       1.185537            58,668
    Remaining contract charges             462,442,634             --       553,644,793
 2002  Lowest contract charges               3,153,343       0.687194         2,166,958
    Highest contract charges                     2,874       0.777497             2,235
    Remaining contract charges             345,620,769             --       309,999,344

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
 2006  Lowest contract charges                0.80%             10.37%               3.84%
    Highest contract charges                  2.30%             10.48%               2.29%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.80%              4.06%               1.55%
    Highest contract charges                  2.29%              4.05%               0.04%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.80%              4.66%               3.29%
    Highest contract charges                  2.28%              3.73%               1.75%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.40%              5.85%               1.88%
    Highest contract charges                  2.21%              3.97%               0.06%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.79%              2.77%               7.29%
    Highest contract charges                  0.87%                --                1.82%
    Remaining contract charges                  --                 --                  --
HARTFORD SMALL COMPANY HLS FUND
 2006  Lowest contract charges                0.40%              0.19%              13.97%
    Highest contract charges                  2.30%              0.10%              11.54%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.40%                --               20.53%
    Highest contract charges                  2.29%                --               17.96%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.40%                --               11.73%
    Highest contract charges                  2.26%                --                9.36%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.80%                --               54.63%
    Highest contract charges                  2.18%                --               52.48%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.80%                --              (30.79)%
    Highest contract charges                  0.89%                --               (6.43)%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                            UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
 2006  Lowest contract charges                   4,285      $1.484315            $6,361
    Highest contract charges                    26,523       1.353222            35,892
    Remaining contract charges             258,815,780             --       361,695,744
 2005  Lowest contract charges                  67,125       1.394629            93,612
    Highest contract charges                    23,340       1.299100            30,321
    Remaining contract charges             316,924,437             --       421,505,848
 2004  Lowest contract charges                   4,286       1.261210             5,405
    Highest contract charges                    32,309       1.199985            38,770
    Remaining contract charges             257,627,961             --       314,116,886
 2003  Lowest contract charges                 224,898       1.089679           245,067
    Highest contract charges                    43,261       1.065429            46,092
    Remaining contract charges             110,186,728             --       118,527,859
 2002  Lowest contract charges                  75,989       0.731998            55,624
    Highest contract charges                    63,679       0.727847            46,349
    Remaining contract charges              17,690,375             --        12,902,862
HARTFORD STOCK HLS FUND
 2006  Lowest contract charges              38,197,314       1.100045        42,018,765
    Highest contract charges                   160,483       1.081649           173,584
    Remaining contract charges           1,024,827,494             --     2,633,272,546
 2005  Lowest contract charges              44,472,975       0.967155        43,012,261
    Highest contract charges                   211,277       0.965353           203,957
    Remaining contract charges           1,207,020,400             --     2,830,366,244
 2004  Lowest contract charges                  25,579       0.891825            22,812
    Highest contract charges                   172,182       0.901119           155,157
    Remaining contract charges           1,333,776,892             --     3,118,306,073
 2003  Lowest contract charges                  25,578       0.859567            21,986
    Highest contract charges                    51,081       0.885188            45,216
    Remaining contract charges           1,182,412,244             --     3,203,380,573
 2002  Lowest contract charges                  25,578       0.682368            17,453
    Highest contract charges                 1,960,168       0.614967         1,205,439
    Remaining contract charges             978,955,442             --     2,617,146,980

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
 2006  Lowest contract charges                0.43%              0.12%               6.43%
    Highest contract charges                  2.30%              0.13%               4.17%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.40%              1.35%              10.58%
    Highest contract charges                  2.30%              0.13%               8.26%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.39%                --               14.97%
    Highest contract charges                  2.26%                --               12.53%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.79%                --               48.86%
    Highest contract charges                  2.19%                --               46.80%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.53%                --              (26.80)%
    Highest contract charges                  0.88%                --               (0.11)%
    Remaining contract charges                  --                 --                  --
HARTFORD STOCK HLS FUND
 2006  Lowest contract charges                0.80%              1.28%              13.74%
    Highest contract charges                  2.31%              1.26%              12.05%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.80%              1.81%               8.75%
    Highest contract charges                  2.29%              2.04%               7.13%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.40%              1.11%               3.75%
    Highest contract charges                  2.27%              2.04%               1.80%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.40%              1.23%              25.97%
    Highest contract charges                  2.19%              1.50%              23.72%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.40%              1.83%             (24.55)%
    Highest contract charges                  0.88%              2.59%              (4.19)%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                            UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 2006  Lowest contract charges                  15,382      $1.168739           $17,978
    Highest contract charges                     8,834       1.061041             9,374
    Remaining contract charges             382,046,433             --       419,522,426
 2005  Lowest contract charges                  38,680       1.128153            43,638
    Highest contract charges                   127,202       1.054831           134,177
    Remaining contract charges             428,394,902             --       460,266,693
 2004  Lowest contract charges                  38,679       1.115348            43,143
    Highest contract charges                   103,464       1.062866           109,968
    Remaining contract charges             396,619,591             --       427,181,914
 2003  Lowest contract charges                  65,824       1.097111            72,217
    Highest contract charges                    97,817       1.065542           104,228
    Remaining contract charges             349,333,923             --       375,445,618
 2002  Lowest contract charges                  30,357       1.078360            32,735
    Highest contract charges                 1,017,335       1.065316         1,083,783
    Remaining contract charges             265,520,586             --       284,355,468
HARTFORD VALUE HLS FUND
 2006  Lowest contract charges               3,662,763       1.398501         5,122,378
    Highest contract charges                    56,509       1.278119            72,222
    Remaining contract charges             195,142,142             --       260,179,394
 2005  Lowest contract charges               3,769,919       1.157179         4,362,469
    Highest contract charges                     9,456       1.076228            10,177
    Remaining contract charges             194,687,029             --       216,470,014
 2004  Lowest contract charges               3,214,557       1.078739         3,467,669
    Highest contract charges                     9,456       1.020970             9,654
    Remaining contract charges             186,251,534             --       194,722,505
 2003  Lowest contract charges               3,076,785       0.982249         3,022,169
    Highest contract charges                    51,218       0.950372            48,677
    Remaining contract charges             172,299,593             --       165,563,822
 2002  Lowest contract charges               2,260,939       0.769902         1,740,701
    Highest contract charges                     2,999       0.755408             2,266
    Remaining contract charges              97,220,756             --        73,990,133

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 2006  Lowest contract charges                0.41%              3.47%               3.60%
    Highest contract charges                  2.51%                --                1.40%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.40%              2.90%               1.15%
    Highest contract charges                  2.29%              3.06%              (0.76)%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.40%              4.07%               1.66%
    Highest contract charges                  2.27%              4.05%              (0.25)%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.40%              1.59%               1.74%
    Highest contract charges                  2.20%              2.11%              (0.08)%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.20%                --                7.84%
    Highest contract charges                  0.87%                --                3.24%
    Remaining contract charges                  --                 --                  --
HARTFORD VALUE HLS FUND
 2006  Lowest contract charges                0.80%              1.27%              20.85%
    Highest contract charges                  2.30%              1.48%              18.76%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.80%              2.56%               7.27%
    Highest contract charges                  2.29%              2.00%               5.41%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.80%              0.31%               9.82%
    Highest contract charges                  2.24%                --                7.92%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.80%              0.87%              27.58%
    Highest contract charges                  2.18%              1.19%              25.81%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.80%              1.47%             (23.25)%
    Highest contract charges                  0.89%              2.16%              (7.57)%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                            UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
 2006  Lowest contract charges               2,274,890      $1.684010        $3,830,938
    Highest contract charges                    12,348       1.557284            19,231
    Remaining contract charges             189,609,916             --       306,894,358
 2005  Lowest contract charges               2,098,093       1.426212         2,992,325
    Highest contract charges                     5,032       1.342164             6,754
    Remaining contract charges             196,634,004             --       271,497,974
 2004  Lowest contract charges                 456,563       1.327201           605,955
    Highest contract charges                    91,095       1.278344           116,451
    Remaining contract charges             114,302,645             --       148,179,214
 2003  Lowest contract charges                 152,768       1.125434           171,930
    Highest contract charges                    41,721       1.100381            45,909
    Remaining contract charges              50,355,282             --        55,831,022
 2002  Lowest contract charges                  40,540       0.799620            32,417
    Highest contract charges                    76,576       0.791806            60,633
    Remaining contract charges               7,498,775             --         5,962,668
HARTFORD EQUITY INCOME HLS FUND
 2006  Lowest contract charges              15,408,931       1.454231        22,408,146
    Highest contract charges                     4,956       1.376206             6,820
    Remaining contract charges             217,937,386             --       309,732,754
 2005  Lowest contract charges              13,837,423       1.213565        16,792,615
    Highest contract charges                    78,552       1.175050            92,302
    Remaining contract charges             193,270,343             --       230,877,864
 2004  Lowest contract charges               7,147,978       1.167130         8,342,618
    Highest contract charges                    69,508       1.147159            79,737
    Remaining contract charges              69,987,360             --        81,020,311
 2003  Lowest contract charges                 138,594       1.075091           149,001
    Highest contract charges                     7,893       1.072753             8,467
    Remaining contract charges               4,650,025             --         4,993,276
BLACKROCK GLOBAL GROWTH V.I. FUND
 2006  Lowest contract charges                 565,434       1.169006           660,995
    Highest contract charges                    15,238       1.428852            21,773
    Remaining contract charges               1,013,128             --         1,223,465
 2005  Lowest contract charges                 544,192       0.970165           527,956
    Highest contract charges                    80,760       0.940437            75,950
    Remaining contract charges                 985,130             --         1,002,944
 2004  Lowest contract charges                 597,053       0.853719           509,714
    Highest contract charges                    11,108       1.062435            11,802
    Remaining contract charges                 925,047             --           821,406
 2003  Lowest contract charges                 614,675       0.750243           461,156
    Highest contract charges                    11,870       0.942094            11,183
    Remaining contract charges                 839,392             --           660,334
 2002  Lowest contract charges                 718,942       0.568797           408,932
    Highest contract charges                    12,741       0.720701             9,182
    Remaining contract charges                 464,205             --           276,780

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
 2006  Lowest contract charges                0.80%              1.38%              18.08%
    Highest contract charges                  2.30%              1.03%              16.03%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.79%              1.88%               7.46%
    Highest contract charges                  2.26%              1.28%               5.60%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.79%              0.29%              17.93%
    Highest contract charges                  2.26%              0.25%              16.17%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.79%              0.43%              40.75%
    Highest contract charges                  2.18%              0.59%              38.79%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.53%                --              (20.04)%
    Highest contract charges                  0.87%                --               (1.89)%
    Remaining contract charges                  --                 --                  --
HARTFORD EQUITY INCOME HLS FUND
 2006  Lowest contract charges                0.80%              2.08%              19.83%
    Highest contract charges                  2.33%              1.87%              17.76%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.79%              2.04%               3.98%
    Highest contract charges                  2.29%              1.69%               2.43%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.79%              2.21%               8.56%
    Highest contract charges                  2.28%              1.79%               6.95%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.13%              0.23%               7.51%
    Highest contract charges                  0.36%              0.25%               7.28%
    Remaining contract charges                  --                 --                  --
BLACKROCK GLOBAL GROWTH V.I. FUND
 2006  Lowest contract charges                1.25%              0.97%              20.50%
    Highest contract charges                  2.14%              0.88%              19.42%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.25%              1.16%              13.64%
    Highest contract charges                  1.94%              1.19%              12.85%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.25%              1.63%              13.79%
    Highest contract charges                  2.15%              1.61%              12.77%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.25%              1.04%              31.90%
    Highest contract charges                  2.15%              1.06%              30.72%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.25%              0.10%             (28.64)%
    Highest contract charges                  0.90%              0.16%              (6.71)%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                            UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
BLACKROCK LARGE CAP GROWTH V. I. FUND
 2006  Lowest contract charges                 902,791      $1.013309          $914,806
    Highest contract charges                   238,989       1.187980           283,913
    Remaining contract charges               2,412,238             --         2,588,383
 2005  Lowest contract charges               1,000,959       0.957033           957,950
    Highest contract charges                   224,592       1.132150           254,272
    Remaining contract charges               2,714,278             --         2,764,604
 2004  Lowest contract charges               1,238,203       0.875864         1,084,498
    Highest contract charges                   246,043       1.045485           257,234
    Remaining contract charges               2,720,813             --         2,563,387
 2003  Lowest contract charges               1,309,622       0.827154         1,083,259
    Highest contract charges                   263,758       0.996266           262,773
    Remaining contract charges               2,746,223             --         2,462,570
 2002  Lowest contract charges               1,482,823       0.621568           921,675
    Highest contract charges                    24,581       0.755410            18,569
    Remaining contract charges               1,392,014             --           920,046
JENNISON 20/20 FOCUS PORTFOLIO
 2006  Lowest contract charges                  21,246       1.408453            29,924
    Highest contract charges                     2,907       1.373692             3,992
    Remaining contract charges                 174,111             --           244,793
 2005  Lowest contract charges                  71,756       1.257835            90,256
    Highest contract charges                     3,102       1.253519             3,889
    Remaining contract charges                 278,449             --           349,087
 2004  Lowest contract charges                  45,830       1.052438            48,234
    Highest contract charges                    45,999       1.036516            47,679
    Remaining contract charges                 184,733             --           195,970
 2003  Lowest contract charges                  61,536       0.925485            56,951
    Highest contract charges                    30,487       0.916041            27,927
    Remaining contract charges                 199,725             --           186,938
 2002  Lowest contract charges                  87,656       0.729037            63,904
    Highest contract charges                    19,610       0.738631            14,485
    Remaining contract charges                 117,635             --            86,820

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
BLACKROCK LARGE CAP GROWTH V. I. FUND
 2006  Lowest contract charges                1.25%              0.27%               5.88%
    Highest contract charges                  2.15%              0.29%               4.93%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.25%              0.17%               9.27%
    Highest contract charges                  2.14%              0.18%               8.29%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.25%              0.23%               5.89%
    Highest contract charges                  2.15%              0.23%               4.94%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.25%              0.60%              33.08%
    Highest contract charges                  2.14%              0.84%              31.88%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.25%                --              (24.35)%
    Highest contract charges                  0.90%                --               (5.42)%
    Remaining contract charges                  --                 --                  --
JENNISON 20/20 FOCUS PORTFOLIO
 2006  Lowest contract charges                1.45%                --               11.97%
    Highest contract charges                  2.28%                --               11.03%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.44%                --               19.52%
    Highest contract charges                  1.92%                --               18.86%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.45%                --               13.72%
    Highest contract charges                  1.94%                --               13.15%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.45%                --               26.95%
    Highest contract charges                  1.94%                --               26.31%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.44%                --              (23.69)%
    Highest contract charges                  0.64%                --               (3.07)%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                            UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
JENNISON PORTFOLIO
 2006  Lowest contract charges                 152,722      $0.658283          $100,534
    Highest contract charges                    24,728       0.906033            22,405
    Remaining contract charges                 294,083             --           270,061
 2005  Lowest contract charges                 189,394       0.658888           124,790
    Highest contract charges                    45,040       0.913254            41,133
    Remaining contract charges                 695,601             --           593,069
 2004  Lowest contract charges                 187,426       0.586296           109,886
    Highest contract charges                    45,057       0.818336            36,872
    Remaining contract charges                 862,108             --           642,217
 2003  Lowest contract charges                 220,306       0.544644           119,988
    Highest contract charges                    45,074       0.765556            34,507
    Remaining contract charges                 937,785             --           649,337
 2002  Lowest contract charges                 264,258       0.426367           112,671
    Highest contract charges                    16,595       0.603510            10,015
    Remaining contract charges                 473,895             --           241,224
PRUDENTIAL VALUE PORTFOLIO
 2006  Lowest contract charges                 126,698       1.395399           176,794
    Highest contract charges                     7,339       1.362323             9,999
    Remaining contract charges                 325,720             --           446,895
 2005  Lowest contract charges                 165,811       1.185487           196,566
    Highest contract charges                     7,746       1.163189             9,010
    Remaining contract charges                 406,084             --           473,805
 2004  Lowest contract charges                 210,550       1.034969           217,913
    Highest contract charges                     8,530       1.020594             8,705
    Remaining contract charges                 434,659             --           444,260
 2003  Lowest contract charges                 220,087       0.906539           199,517
    Highest contract charges                     9,366       0.898432             8,415
    Remaining contract charges                 424,004             --           380,893
 2002  Lowest contract charges                 141,641       0.720648           102,073
    Highest contract charges                    81,116       0.716442            58,115
    Remaining contract charges                  21,055             --            15,125

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
JENNISON PORTFOLIO
 2006  Lowest contract charges                1.45%                --               (0.09)%
    Highest contract charges                  2.15%                --               (0.79)%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.44%                --               12.38%
    Highest contract charges                  2.14%                --               11.60%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.45%              0.04%               7.65%
    Highest contract charges                  2.15%              0.04%               6.89%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.45%                --               27.74%
    Highest contract charges                  2.14%                --               26.85%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.44%                --              (32.16)%
    Highest contract charges                  0.23%                --               (7.59)%
    Remaining contract charges                  --                 --                  --
PRUDENTIAL VALUE PORTFOLIO
 2006  Lowest contract charges                1.45%              1.03%              17.71%
    Highest contract charges                  1.95%              0.99%              17.12%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.45%              0.70%              14.54%
    Highest contract charges                  1.94%              0.81%              13.97%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.45%              0.94%              14.17%
    Highest contract charges                  1.95%              0.92%              13.60%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.45%              1.16%              25.80%
    Highest contract charges                  1.80%              8.90%              25.17%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.44%              1.94%             (23.47)%
    Highest contract charges                  1.76%              4.25%             (23.74)%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                            UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
SP WILLIAM BLAIR INTERNATIONAL GROWTH
 2006  Lowest contract charges                     862      $1.195379            $1,030
    Highest contract charges                     7,531       1.143533             8,612
    Remaining contract charges                 223,328             --           261,864
 2005  Lowest contract charges                     615       1.006610               619
    Highest contract charges                    16,968       0.978494            16,603
    Remaining contract charges                 560,252             --           554,862
 2004  Lowest contract charges                     317       0.881989               280
    Highest contract charges                    17,705       0.863380            15,286
    Remaining contract charges                 532,478             --           463,691
 2003  Lowest contract charges                     745       0.770623               574
    Highest contract charges                    18,429       0.759647            13,999
    Remaining contract charges                 390,776             --           298,376
 2002  Lowest contract charges                     315       0.561912               177
    Highest contract charges                     3,087       0.557809             1,722
    Remaining contract charges                   2,503             --             1,400
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 2006  Lowest contract charges                 107,619       1.332802           143,435
    Highest contract charges                     8,411       1.265254            10,643
    Remaining contract charges              28,001,892             --        36,278,980
 2005  Lowest contract charges                 105,597       1.202275           126,957
    Highest contract charges                     8,412       1.154526             9,711
    Remaining contract charges              33,032,521             --        38,835,823
 2004  Lowest contract charges                 141,888       1.158419           164,364
    Highest contract charges                     8,412       1.125266             9,465
    Remaining contract charges              35,282,405             --        40,207,555
 2003  Lowest contract charges                   3,384       1.071693             3,626
    Highest contract charges                   784,006       1.053054           825,601
    Remaining contract charges              28,598,650             --        30,335,750
 2002  Lowest contract charges                 418,008       0.888189           371,270
    Highest contract charges                    49,337       0.881215            43,476
    Remaining contract charges               5,579,137             --         4,933,347

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
SP WILLIAM BLAIR INTERNATIONAL GROWTH
 2006  Lowest contract charges                1.46%              1.31%              18.75%
    Highest contract charges                  2.28%              1.63%              17.75%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.41%              0.18%              14.13%
    Highest contract charges                  2.14%              0.22%              13.33%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.42%                --               14.45%
    Highest contract charges                  2.15%                --               13.66%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.40%                --               37.14%
    Highest contract charges                  2.13%                --               36.18%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                0.94%                --              (23.95)%
    Highest contract charges                  0.36%                --              (11.28)%
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 2006  Lowest contract charges                1.15%              2.34%              10.86%
    Highest contract charges                  2.30%              2.32%               9.59%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.15%              2.02%               3.79%
    Highest contract charges                  2.29%              2.07%               2.60%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.14%              2.31%               8.09%
    Highest contract charges                  2.24%              3.98%               6.86%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.76%              2.15%              16.39%
    Highest contract charges                  2.13%              1.79%              19.50%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.23%              2.77%             (13.94)%
    Highest contract charges                  0.87%              1.57%              (2.17)%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                            UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 2006  Lowest contract charges                 273,838      $1.197937          $328,040
    Highest contract charges                   285,201       1.140587           325,298
    Remaining contract charges              16,619,305             --        19,353,994
 2005  Lowest contract charges                 253,861       1.166838           296,215
    Highest contract charges                   290,032       1.122706           325,620
    Remaining contract charges              16,881,412             --        19,267,272
 2004  Lowest contract charges                 250,094       1.158038           289,618
    Highest contract charges                   234,686       1.126001           264,257
    Remaining contract charges              16,270,467             --        18,535,454
 2003  Lowest contract charges                  43,687       1.122119            49,022
    Highest contract charges                   306,516       1.102596           337,963
    Remaining contract charges               9,630,973             --        10,700,849
 2002  Lowest contract charges                 163,782       1.047365           171,540
    Highest contract charges                    59,272       1.039141            61,592
    Remaining contract charges               2,148,803             --         2,241,760
WELLS FARGO ADVANTAGE VT EQUITY INCOME
 FUND
 2006  Lowest contract charges                  69,430       1.418348            98,476
    Highest contract charges                     9,331       1.346445            12,562
    Remaining contract charges              11,892,211             --        16,399,606
 2005  Lowest contract charges                  71,134       1.210244            86,088
    Highest contract charges                     9,330       1.162168            10,843
    Remaining contract charges              16,302,407             --        19,288,905
 2004  Lowest contract charges                  72,773       1.161788            84,547
    Highest contract charges                     9,330       1.128534            10,530
    Remaining contract charges              18,167,266             --        20,756,925
 2003  Lowest contract charges                  35,587       1.057980            37,650
    Highest contract charges                    95,511       1.039584            99,292
    Remaining contract charges              11,884,244             --        12,441,239
 2002  Lowest contract charges                 158,180       0.848230           134,173
    Highest contract charges                    79,868       0.842096            67,256
    Remaining contract charges               2,672,662             --         2,257,175

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 2006  Lowest contract charges                1.15%              4.39%               2.67%
    Highest contract charges                  2.20%              4.38%               1.59%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.15%              3.68%               0.76%
    Highest contract charges                  2.19%              3.68%              (0.29)%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.14%              3.32%               3.20%
    Highest contract charges                  2.18%              3.37%               2.12%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.76%              2.06%               2.33%
    Highest contract charges                  2.14%              3.76%               6.11%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.23%              5.83%               6.44%
    Highest contract charges                  0.88%              2.28%               5.16%
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT EQUITY INCOME
 FUND
 2006  Lowest contract charges                1.15%              1.57%              17.20%
    Highest contract charges                  2.30%              1.57%              15.86%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.15%              1.45%               4.17%
    Highest contract charges                  2.29%              1.45%               2.98%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.15%              1.66%               9.81%
    Highest contract charges                  2.24%              3.05%               8.56%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.75%              1.64%              22.30%
    Highest contract charges                  2.11%              1.99%              23.53%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.21%              3.28%             (20.27)%
    Highest contract charges                  0.82%              1.68%              (6.20)%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                            UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP
 VALUE FUND
 2006  Lowest contract charges                   5,171      $1.335887            $6,907
    Highest contract charges                       727       1.271941               928
    Remaining contract charges               3,249,983             --         4,225,440
 2005  Lowest contract charges                  26,185       1.106577            28,973
    Highest contract charges                     2,263       1.064722             2,410
    Remaining contract charges               3,097,701             --         3,360,511
 2004  Lowest contract charges                  23,664       1.085654            25,690
    Highest contract charges                     3,107       1.055621             3,280
    Remaining contract charges               2,314,896             --         2,478,523
 2003  Lowest contract charges                 229,232       0.986725           226,188
    Highest contract charges                    37,452       0.971940            36,401
    Remaining contract charges               1,790,795             --         1,751,512
 2002  Lowest contract charges                 124,088       0.795690            98,736
    Highest contract charges                     2,533       0.789927             2,001
    Remaining contract charges                 772,324             --           611,999
    Remaining contract charges                 651,512             --           520,885
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 CORE FUND
 2006  Lowest contract charges                 109,023       1.130449           123,245
    Highest contract charges                     5,338       1.076309             5,744
    Remaining contract charges                 888,847             --           976,349
 2005  Lowest contract charges                  88,375       0.988859            87,389
    Highest contract charges                     5,337       0.951443             5,078
    Remaining contract charges                 939,768             --           908,950
 2004  Lowest contract charges                  70,066       1.023210            71,692
    Highest contract charges                     3,572       0.998161             3,565
    Remaining contract charges               1,105,672             --         1,113,474
 2003  Lowest contract charges                  34,897       0.954392            33,305
    Highest contract charges                     3,576       0.940077             3,362
    Remaining contract charges                 774,143             --           731,915
 2002  Lowest contract charges                  39,135       0.781954            30,602
    Highest contract charges                    74,808       0.776943            58,122
    Remaining contract charges                 124,286             --            96,958
    Remaining contract charges               5,820,477             --         4,646,062

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP
 VALUE FUND
 2006  Lowest contract charges                1.15%              1.27%              20.72%
    Highest contract charges                  2.22%              1.24%              19.46%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.15%              0.80%               1.93%
    Highest contract charges                  2.20%              0.74%               0.86%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.15%              1.81%               9.95%
    Highest contract charges                  2.15%              2.52%               8.80%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.24%              1.76%              24.01%
    Highest contract charges                  1.33%              1.63%              21.42%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.24%              2.02%             (25.04)%
    Highest contract charges                  0.76%              2.56%              (5.35)%
    Remaining contract charges                  --                 --                  --
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 CORE FUND
 2006  Lowest contract charges                1.15%              0.82%              14.32%
    Highest contract charges                  2.20%              0.73%              13.12%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.14%              0.63%              (3.36)%
    Highest contract charges                  2.19%              0.59%              (4.37)%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.14%                --                7.14%
    Highest contract charges                  2.05%                --                6.18%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.25%                --               22.05%
    Highest contract charges                  1.37%                --               16.32%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.23%              0.04%             (26.76)%
    Highest contract charges                  1.77%              0.07%             (27.16)%
    Remaining contract charges                  --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                            UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET
 FUND
 2006  Lowest contract charges                     489      $1.032532              $505
    Highest contract charges                    22,832       0.994769            22,711
    Remaining contract charges               4,734,947             --         4,774,203
 2005  Lowest contract charges                     491       1.001103               491
    Highest contract charges                    41,224       0.966778            39,854
    Remaining contract charges               6,119,103             --         6,012,749
 2004  Lowest contract charges                  68,987       0.988240            68,174
    Highest contract charges                    46,255       0.962979            44,543
    Remaining contract charges               4,434,099             --         4,328,793
 2003  Lowest contract charges                  19,943       0.994392            19,831
    Highest contract charges                    78,870       0.977074            77,062
    Remaining contract charges               5,121,555             --         5,052,534
 2002  Lowest contract charges                  43,990       1.001163            44,041
    Highest contract charges                    22,097       0.993284            21,948
    Remaining contract charges               2,397,040             --         2,391,838
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 2006  Lowest contract charges                  60,368       1.420762            85,769
    Highest contract charges                    61,869       1.352734            83,693
    Remaining contract charges               3,681,882             --         5,088,189
 2005  Lowest contract charges                  58,158       1.170801            68,092
    Highest contract charges                    60,993       1.126515            68,709
    Remaining contract charges               4,126,321             --         4,724,084
 2004  Lowest contract charges                  43,499       1.114753            48,491
    Highest contract charges                    43,728       1.083908            47,397
    Remaining contract charges               4,112,810             --         4,510,458
 2003  Lowest contract charges                   3,502       0.991168             3,471
    Highest contract charges                     1,666       0.973914             1,623
    Remaining contract charges               2,682,783             --         2,632,720
 2002  Lowest contract charges                  15,028       0.704972            10,594
    Highest contract charges                       540       0.699427               378
    Remaining contract charges                 926,421             --           650,486
WELLS FARGO ADVANTAGE VT DISCOVERY
 FUND
 2006  Lowest contract charges                     188      12.771333             2,400
    Highest contract charges                       993      12.570422            12,466
    Remaining contract charges                  27,287             --           345,262
 2005  Lowest contract charges                   2,415      11.262190            27,196
    Highest contract charges                     1,040      11.202980            11,647
    Remaining contract charges                  10,678             --           119,879

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET
 FUND
 2006  Lowest contract charges                1.36%              4.27%               3.14%
    Highest contract charges                  2.00%              4.33%               2.37%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.28%              1.98%               1.30%
    Highest contract charges                  2.15%              2.51%               0.40%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.25%              0.69%              (0.55)%
    Highest contract charges                  2.15%              0.67%              (1.44)%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.74%              0.25%              (0.49)%
    Highest contract charges                  2.14%              0.46%              (1.63)%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.14%              0.99%              (0.01)%
    Highest contract charges                  0.87%              0.40%              (0.43)%
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 2006  Lowest contract charges                1.15%                --               21.35%
    Highest contract charges                  2.20%                --               20.08%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.14%                --                5.03%
    Highest contract charges                  2.19%                --                3.93%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.13%                --               12.47%
    Highest contract charges                  2.18%                --               11.29%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.75%                --               35.59%
    Highest contract charges                  2.13%                --               39.25%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                1.24%                --              (38.99)%
    Highest contract charges                  0.84%                --               (2.11)%
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT DISCOVERY
 FUND
 2006  Lowest contract charges                1.23%                --               13.33%
    Highest contract charges                  2.15%                --               12.21%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.17%                --                7.00%
    Highest contract charges                  2.10%                --                6.53%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                            UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL/MID CAP
 VALUE FUND
 2006  Lowest contract charges                     204     $13.859145            $2,825
    Highest contract charges                    15,723      13.695397           215,336
    Remaining contract charges                  38,122             --           523,686
 2005  Lowest contract charges                   2,328      12.093359            28,159
    Highest contract charges                    11,284      12.072150           136,226
    Remaining contract charges                   2,540             --            30,689
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 2006  Lowest contract charges                  13,242      12.035193           159,372
    Highest contract charges                     5,611      11.911783            66,838
    Remaining contract charges                   4,488             --            53,799
 2005  Lowest contract charges                   2,488      10.859653            27,021
    Highest contract charges                     4,953      10.818375            53,583
    Remaining contract charges                      --             --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL/MID CAP
 VALUE FUND
 2006  Lowest contract charges                1.22%                --               14.40%
    Highest contract charges                  1.89%                --               13.55%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.42%                --               11.72%
    Highest contract charges                  1.68%                --               11.56%
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 2006  Lowest contract charges                1.24%                --               10.83%
    Highest contract charges                  1.90%                --               10.11%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.17%                --                5.12%
    Highest contract charges                  1.79%                --                4.78%
    Remaining contract charges                  --                 --                  --

* This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Sub-Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values.

     Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Riders (if applicable), and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all policies contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

     The Company will charge an expense ranging from 0.40% to 1.50% of the contract's value for mortality and expense risks undertaken by the Company.

     These charges are a reduction in unit values.

RIDERS:

     The Company will charge an expense for various Rider charges, such as Principal First Charge, Principal First Preferred Charge, MAV 70 Death Benefit Charge, MAV/ EPB Death Benefit Charge, Optional Death Benefit Charge, and Earnings Protection Benefit Charge. These charges range from 0.15% to 0.85%.

     These charges are a reduction in unit values.

ANNUAL MAINTENANCE FEE:

     An annual maintenance fee ranging from $25-30, may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

     These charges are a redemption of units.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT

FINANCIAL STATEMENTS -- STATUTORY BASIS

As of December 31, 2006 and 2005 and for the Years Ended December 31, 2006, 2005 and 2004

SUPPLEMENTAL SCHEDULES

Year Ended December 31, 2006

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                    CONTENTS

                                                                          PAGE
--------------------------------------------------------------------------------
Independent Auditors' Report                                               F-1
Financial Statements Statutory Basis:
    Admitted Assets, Liabilities and Surplus                               F-2
    Statements of Operations                                               F-3
    Statements of Changes in Capital and Surplus                           F-4
    Statements of Cash Flows                                               F-5
    Notes to Statutory Basis Financial Statements                          F-6
Supplementary Information
    Schedule I -- Selected Financial Data                                 F-27
    Schedule II -- Summary Investment Schedule                            F-30
    Schedule III -- Investment Risks Interrogatories                      F-31

[DELOITTE LOGO]

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statements of admitted assets, liabilities, and surplus -- statutory basis of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2006 and 2005, and the related statements of operations -- statutory basis, changes in capital and surplus -- statutory basis, and cash flows -- statutory basis for the years ended December 31, 2006, 2005 and 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory basis financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2006 or 2005, or the results of its operations or its cash flows for the year ended December 31, 2006, 2005 or 2004.

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company at December 31, 2006 and 2005, and the results of its operations and its cash flows for the years ended December 31, 2006, 2005 and 2004, on the basis of accounting described in Note 2.

Our 2006 audit was conducted for the purpose of forming an opinion on the basic 2006 statutory basis financial statements taken as a whole. The supplemental schedule of selected financial data, the summary investment schedule, and the schedule of investment risk interrogatories as of and for the year ended December 31, 2006 are presented for complying with the National Association of Insurance Commissioners' instructions to Annual Audited Financial Reports and are not a required part of the basis 2006 statutory basis financial statements. This additional information is the responsibility of the Company's management. Such information has been subject to the auditing procedures applied in our audit of the basic 2006 statutory-basis financial statements and in our opinion, is fairly stated in all material respects when considered in relation to such financial statements taken as a whole.

/s/ Deloitte & Touche LLP

March 29, 2007

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    ADMITTED ASSETS, LIABILITIES AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                AS OF DECEMBER 31,
                                            2006                 2005
--------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                                     $5,036,594           $5,477,170
 Common and preferred stocks                  245,850               25,046
 Mortgage loans                               160,595               98,529
 Real estate                                   25,667               25,425
 Policy loans                                 324,631              323,911
 Cash and short-term investments              467,648              345,858
 Other invested assets                        245,454              135,920
                                        -------------        -------------
        TOTAL CASH AND INVESTED ASSETS      6,506,439            6,431,859
                                        -------------        -------------
 Investment income due and accrued             66,244               67,354
 Federal income taxes recoverable                  --               98,311
 Deferred tax asset                            91,537               87,160
 Other assets                                 104,023               91,961
 Separate account assets                   76,317,895           68,323,841
                                        -------------        -------------
                 TOTAL ADMITTED ASSETS    $83,086,138          $75,100,486
                                        -------------        -------------
LIABILITIES
 Aggregate reserves for life and           $6,422,847           $6,150,452
  accident and health policies
 Liability for deposit type contracts          80,785              100,325
 Policy and contract claim liabilities         32,635               24,919
 Asset valuation reserve                       41,544               34,749
 Payable to parents, subsidiaries or           30,498               34,130
  affiliates
 Accrued expense allowances and other      (2,438,731)          (1,952,020)
  amounts due from separate accounts
 Other liabilities                            930,986              893,824
 Separate account liabilities              76,317,895           68,323,841
                                        -------------        -------------
                     TOTAL LIABILITIES     81,418,459           73,610,220
                                        -------------        -------------
CAPITAL AND SURPLUS
 Common stock -- 3,000 shares                   2,500                2,500
  authorized, 2,000 shares issued and
  outstanding
 Gross paid-in and contributed surplus      1,376,953            1,371,883
 Unassigned funds                             288,226              115,883
                                        -------------        -------------
             TOTAL CAPITAL AND SURPLUS      1,667,679            1,490,266
                                        -------------        -------------
TOTAL LIABILITIES, CAPITAL AND SURPLUS    $83,086,138          $75,100,486
                                        -------------        -------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                     FOR THE YEARS ENDED
                                                                                        DECEMBER 31,
                                                                       2006                 2005                  2004
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and annuity considerations                                  $9,842,305           $9,152,337           $11,619,788
 Considerations for supplementary contracts with life                         71                    2                   962
  contingencies
 Net investment income                                                   339,347              326,928               324,681
 Commissions and expense allowances on reinsurance ceded                  94,873               84,961                73,944
 Reserve adjustment on reinsurance ceded                              (1,659,418)          (1,552,540)           (1,155,122)
 Fee income                                                            1,650,017            1,369,610             1,200,281
 Other revenues                                                           15,564              107,755                84,658
                                                                  --------------        -------------        --------------
                                                  TOTAL REVENUES      10,282,759            9,489,053            12,149,192
                                                                  --------------        -------------        --------------
BENEFITS AND EXPENSES
 Death and annuity benefits                                              280,782              265,994               255,803
 Disability and other benefits                                            18,311               14,118                13,235
 Surrenders and other fund withdrawals                                 9,054,230            6,974,564             5,435,091
 Commissions                                                             864,564              783,178               821,925
 Increase (decrease) in aggregate reserves for life and accident         274,407              (11,074)             (260,443)
  and health policies
 General insurance expenses                                              528,545              449,607               448,862
 Net transfers (from)/to separate accounts                              (675,124)           1,192,568             5,647,980
 Modified coinsurance adjustment on reinsurance assumed                 (530,122)            (483,138)             (441,048)
 Other expenses                                                           55,838               41,735                43,678
                                                                  --------------        -------------        --------------
                                     TOTAL BENEFITS AND EXPENSES       9,871,431            9,227,552            11,965,083
                                                                  --------------        -------------        --------------
Net gain from operations before federal income tax expense               411,328              261,501               184,109
 (benefit)
 Federal income tax expense (benefit)                                     31,961               42,463               (87,470)
                                                                  --------------        -------------        --------------
                                        NET GAIN FROM OPERATIONS         379,367              219,038               271,579
                                                                  --------------        -------------        --------------
 Net realized capital (losses) gains, after tax                          (40,656)                  54               (14,900)
                                                                  --------------        -------------        --------------
                                                      NET INCOME        $338,711             $219,092              $256,679
                                                                  --------------        -------------        --------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                           2006                2005                2004
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES ISSUED AND
 OUTSTANDING
 Balance, beginning and end of year                                          $2,500              $2,500              $2,500
                                                                       ------------        ------------        ------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 Beginning of Year                                                        1,371,883           1,371,883           1,371,883
 Capital contribution                                                         5,070                  --                  --
                                                                       ------------        ------------        ------------
                                                 BALANCE, END OF YEAR     1,376,953           1,371,883           1,371,883
                                                                       ------------        ------------        ------------
UNASSIGNED FUNDS
 Balance, Beginning of Year                                                 115,883             (66,391)           (330,602)
 Net Income                                                                 338,711             219,092             256,679
 Change in Net Unrealized Capital Losses on Common Stocks and Other         (35,674)             (7,075)            (13,371)
  Invested Assets
 Change in Net Unrealized Foreign Exchange Capital Losses                     2,957                (495)                 --
 Change in Net Deferred Income Tax                                           30,476              82,268              51,589
 Change in Asset Valuation Reserve                                           (6,795)             (4,632)            (13,575)
 Change in Non-Admitted Assets                                              (42,153)           (106,914)            (16,965)
 Change in Liability for Reinsurance in Unauthorized Companies                 (179)                 30                (146)
 Dividends to Stockholder                                                  (115,000)                 --                  --
                                                                       ------------        ------------        ------------
                                                 BALANCE, END OF YEAR       288,226             115,883             (66,391)
                                                                       ------------        ------------        ------------
CAPITAL AND SURPLUS,
 End of Year                                                             $1,667,679          $1,490,266          $1,307,992
                                                                       ------------        ------------        ------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                              FOR THE YEARS ENDED DECEMBER 31,
                                                                       2006                 2005                  2004
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and Annuity Considerations                                  $9,836,688           $9,145,844           $11,608,790
 Net Investment Income                                                   383,972              369,012               370,945
 Miscellaneous Income                                                     98,373                1,909               196,120
                                                                  --------------        -------------        --------------
                                                    TOTAL INCOME      10,319,033            9,516,765            12,175,855
                                                                  --------------        -------------        --------------
 Benefits Paid                                                         9,346,769            7,273,337             5,699,783
 Federal Income Tax (Recoveries) Payments                               (103,806)              71,607               (54,729)
 Net Transfers (from) to Separate Accounts                              (188,413)           1,240,273             5,811,016
 Other Expenses                                                        1,011,284              826,693               905,742
                                                                  --------------        -------------        --------------
                                     TOTAL BENEFITS AND EXPENSES      10,065,834            9,411,910            12,361,812
                                                                  --------------        -------------        --------------
            NET CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES         253,199              104,855              (185,957)
                                                                  --------------        -------------        --------------
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD AND MATURED
 Bonds                                                                 1,959,478            2,572,479             1,584,991
 Common and Preferred Stocks                                              24,070                   --                 1,767
 Mortgage Loans                                                            8,746               11,039                25,752
 Other                                                                   (16,109)              50,196                35,227
                                                                  --------------        -------------        --------------
                                       TOTAL INVESTMENT PROCEEDS       1,976,185            2,633,714             1,647,737
                                                                  --------------        -------------        --------------
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                                 1,682,961            2,708,647             1,351,838
 Common and Preferred Stocks                                             140,727               13,467                 2,473
 Mortgage Loans                                                           70,991               40,175                    --
 Real Estate                                                               1,125                  116                 1,482
 Other                                                                   109,533              134,301                 3,275
                                                                  --------------        -------------        --------------
                                      TOTAL INVESTMENTS ACQUIRED       2,005,337            2,896,706             1,359,068
                                                                  --------------        -------------        --------------
 Net Increase in Policy Loans                                                720               13,391                15,806
                                                                  --------------        -------------        --------------
            NET CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES         (29,872)            (276,383)              272,863
                                                                  --------------        -------------        --------------
FINANCING AND MISCELLANEOUS ACTIVITIES
 Dividends to Stockholders                                              (115,000)                  --                    --
 Net other cash provided (used)                                           13,463               85,968               (47,982)
                                                                  --------------        -------------        --------------
     NET CASH (USED FOR) PROVIDED BY FINANCING AND MISCELLANEOUS        (101,537)              85,968               (47,982)
                                                      ACTIVITIES
                                                                  --------------        -------------        --------------
 Net increase (decrease) in cash and short-term investments              121,790              (85,560)               38,924
 Cash and Short-Term Investments, Beginning of Year                      348,858              431,418               392,494
                                                                  --------------        -------------        --------------
                    CASH AND SHORT-TERM INVESTMENTS, END OF YEAR        $467,648             $348,858              $431,418
                                                                  --------------        -------------        --------------
Note: Supplemental disclosures of cash flow information for
 non-cash transaction
 Stock compensation of capital contribution from parent                    5,071                   --                    --
 Common and Preferred stock acquired in satisfaction of debt                  --                   --                 2,173

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(IN THOUSANDS)

--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the state of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by Connecticut. A difference prescribed by Connecticut state law, allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies and evaluation of other-than-temporary impairments. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to current year presentation.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

[1] treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

[2] recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

[3] development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

[4] excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

[5] the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

[6] establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

[7] the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

[8] the reporting of fixed maturities at amortized cost for NAIC classes 1-5 and the lower of amortized cost or fair value for NAIC class 6 for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity,

[9] for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities must meet specific conditions to qualify as a separate account asset or liability. Amounts reported for separate accounts assets and liabilities are based upon the fair value of the underlying assets;

[10] the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

[11] deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

[12] comprehensive income and its components are not presented in statutory financial statements;

[13] for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP accounting derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

[14] embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                      2006                   2005                   2004
---------------------------------------------------------------------------------------------------------------------------------
GAAP NET INCOME                                                      $ 312,900              $ 288,133              $ 450,396
Deferral and amortization of policy acquisition costs, net             (69,341)              (252,771)              (389,629)
Change in unearned revenue reserve                                     120,820                120,513                108,301
Deferred taxes                                                         (57,573)               (63,142)                43,719
Separate account expense allowance                                     143,649                 25,180                168,013
Benefit reserve adjustment                                             (91,421)                73,673                (14,581)
Prepaid reinsurance adjustment                                             615                 (1,861)                (9,068)
Reinsurance                                                                 --                     --                 (9,123)
Dividends received from affiliates                                          --                     --                  2,000
Sales inducements                                                      (21,576)               (32,256)               (58,330)
Cumulative effect of GAAP accounting change                                 --                     --                 31,151
Other, net                                                                 638                 61,623                (66,170)
                                                                   -----------            -----------            -----------
                                        STATUTORY NET INCOME          $338,711               $219,092               $256,679
                                                                   -----------            -----------            -----------

                                                                           2006                2005                2004
---------------------------------------------------------------------------------------------------------------------------------
GAAP STOCKHOLDER'S EQUITY                                                $ 3,916,947         $ 3,672,466         $ 3,332,247
Deferred policy acquisition costs                                         (4,583,199)         (4,508,206)         (4,164,021)
Unearned revenue reserve                                                     648,448             524,372             408,737
Deferred taxes                                                               383,837             383,486             481,245
Separate account expense allowance                                         2,089,536           1,946,328           1,920,061
Unrealized gains on investments                                             (117,113)            (46,341)           (226,613)
Benefit reserve adjustment                                                  (274,921)            (46,363)            281,742
Asset valuation reserve                                                      (41,544)            (34,749)            (30,117)
Interest maintenance reserve                                                      --             (17,845)            (28,254)
Prepaid reinsurance premium                                                  (33,931)            (27,377)            (47,089)
Goodwill                                                                    (170,100)           (170,100)           (170,100)
Reinsurance ceded                                                           (200,371)           (200,192)           (200,222)
Other, net                                                                    50,090              14,787            (249,624)
                                                                       -------------       -------------       -------------
                                        STATUTORY CAPITAL AND SURPLUS     $1,667,679          $1,490,266          $1,307,992
                                                                       -------------       -------------       -------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half ( 1/2 ) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2006 and 2005, the Company had $8,037,610 and $5,867,604,
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2006 and 2005 totaled $22,702 and $16,846, respectively.

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2006 (including general and separate account liabilities) are as follows:

                                                                     % OF
                                                   AMOUNT            TOTAL
--------------------------------------------------------------------------------
Subject to discretionary withdrawal:
With market value adjustment                          $30,446          0.04%
At book value, less current surrender charge          952,987          1.29%
 of 5% or more
At market value                                    70,259,363         95.13%
                                                -------------       -------
      TOTAL WITH ADJUSTMENT OR AT MARKET VALUE     71,242,796         96.46%
                                                -------------       -------
At book value without adjustment (minimal or        2,515,752          3.41%
 no charge or adjustment):
Not subject to discretionary withdrawal:              300,004          0.41%
                                                -------------       -------
                                  TOTAL, GROSS     74,058,552        100.27%
Reinsurance ceded                                    (200,000)        (0.27)%
                                                -------------       -------
                                    TOTAL, NET    $73,858,552        100.00%
                                                -------------       -------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
Life and Accident & Health Annual Statement:
 Exhibit 5, Annuities Section, Total (net)         $3,397,224
 Exhibit 5, Supplementary Contract Section,             4,252
  Total (net)
 Exhibit 7, Deposit-Type Contracts Section,            80,785
  Column 1, Line 14
                                                -------------
                                      SUBTOTAL      3,482,261
Separate Account Annual Statement
 Exhibit 3, Column 2, Line 0299999                 70,376,291
 Exhibit 3, Column 2, Line 0399999                         --
 Policyholder dividend and coupon                          --
  accumulations
 Policyholder premiums                                     --
 Guaranteed interest contracts                             --
 Other contract deposit funds                              --
                                                -------------
                                      SUBTOTAL     70,376,291
                                                -------------
                                COMBINED TOTAL    $73,858,552
                                                -------------

INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO"), which are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost, which approximates fair value. Unaffiliated common stocks are carried at fair value with the change in the difference from cost recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or NAIC market values depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Investments in common and preferred stocks of subsidiaries and affiliates of the Company are carried in accordance with Statement of Statutory Accounting Principles ("SSAP") No. 88 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 46) based on their underlying equity generally adjusted to a statutory basis. Mortgage loans on real estate are stated at the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value.

Interest income on bonds and mortgage loans is recognized when earned on the constant effective yield method based on estimated principal repayments, if applicable. For bonds subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future principal repayments. The new effective yields used for fixed rate and variable rate loan-backed securities are recalculated on a retrospective and prospective basis, respectively. The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on interest only securities is determined using the prospective method.

Prepayment fees on bonds and mortgage loans are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For bond investments, other than loan-backed securities, that have had an other-than-temporary impairment loss, income is earned on the effective yield method based upon the new cost basis and the amount and timing of future estimated cash flows.

Due and accrued investment income amounts over 90 days past due are non-admitted. There was no investment income due and accrued excluded from surplus at December 31, 2006 and 2005.

Net realized gains and losses from investment sales are determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $41,544 and $34,749 as of December 31, 2006, 2005 respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. The IMR balances as of December 31, 2006 and 2005 were $(525) and $17,845 respectively. The 2006 IMR balance was an asset balance and is reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The 2005 IMR balance is included as a component of Other Liabilities on the Admitted Assets, Liabilities and Surplus Statement. The net capital (losses) gains captured in the IMR, net of taxes, in 2006, 2005 and 2004 were $(15,707), $(2,530) and $6,582, respectively.
The amount of expense amortized from the IMR net of taxes in 2006, 2005 and 2004 included in the Company's Statements of Operations, was $2,664, $7,879 and $7,642, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statement of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security, that is not subject to SSAP No. 43 (Loan-backed and Structured Securities), below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. If the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further other-than-temporary impairments on an ongoing basis.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 requires the Company to periodically update their best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cash flows of a security are less than its amortized cost then an other-than-temporary impairment charge is recognized equal to the difference between the amortized cost and estimated undiscounted cash flows of the security. The estimated undiscounted cash flows of the impaired investment become its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Net realized capital losses resulting from write-downs for other-than-temporary impairments on corporate and asset-backed fixed maturities was $0, $2,219 and $1,838 for the years ended December 31, 2006, 2005 and 2004. Net realized capital losses resulting from write-downs for other-than-temporary impairments on equities was $0, $0 and $5 for the years ended December 31, 2006, 2005 and 2004, respectively

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Changes in valuation allowances are recorded in net realized capital gains and losses. The Company does not have a valuation reserve as of December 31, 2006 and 2005, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as being held for hedging (fair value, cash flow or net investment in a foreign operation), replication, income generation, or other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under Statement of Statutory Accounting Principles ("SSAP") No. 86, "Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions". The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan required by the State of Connecticut insurance department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the Statements of Admitted Assets, Liabilities and Surplus as an asset or liability, respectively, and amortized through net investment income over the term of the hedged item. Periodic cash flows and accruals of income/expense are recorded in a manner consistent with the hedged item. Upon termination of the derivative, any gain or loss is adjusted into the basis of the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the Statement of Admitted Assets, Liabilities and Surplus as a derivative asset or liability, respectively, and amortized through net investment income over the term of the derivative. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recorded as a realized capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the Statement of Admitted Assets, Liabilities and Surplus as a derivative liability and amortized through net investment income over the term of the derivative. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as realized capital gain or loss.

Derivatives held for other investment and risk management activities receive fair value accounting. The derivatives are carried on the Statement of Admitted Assets, Liabilities and Surplus at fair value and the changes in fair value are recorded in capital and surplus as unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

ADOPTION OF ACCOUNTING STANDARDS

SSAP No. 88 -- Investments in Subsidiary, Controlled and Affiliated Entities (SSAP No. 88), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task force during 2004. SSAP No. 88 defines the appropriate valuation for subsidiaries and affiliates of insurance companies. It was effective on January 1, 2005, and did not have a material impact on the Company's financial statements.

3. INVESTMENTS:

For the years ended December 31,

(A)  COMPONENTS OF NET INVESTMENT INCOME

                                              2006         2005         2004
--------------------------------------------------------------------------------
Interest income from bonds and short-term
 investments                                  $306,123     $301,532     $294,245
Interest income from policy loans               21,199       22,418       18,432
Interest and dividends from other
 investments                                    19,168        9,901       17,497
                                           -----------  -----------  -----------
Gross investment income                        346,490      333,851      330,174
Less: investment expenses                        7,143        6,923        5,493
                                           -----------  -----------  -----------
                    NET INVESTMENT INCOME     $339,347     $326,928     $324,681
                                           -----------  -----------  -----------

(B)  COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS

                                2006              2005              2004
--------------------------------------------------------------------------------
Gross unrealized capital
 gains                          $95,839           $108,881         $236,408
Gross unrealized capital
 losses                         (62,923)           (67,624)         (14,758)
                              ---------       ------------       ----------
Net unrealized capital gains     32,916             41,257          221,650
Balance, beginning of year       41,257            221,650          167,928
                              ---------       ------------       ----------
    CHANGE IN NET UNREALIZED
      CAPITAL (LOSSES) GAINS
     ON BONDS AND SHORT-TERM
                 INVESTMENTS    $(8,341)         $(180,393)         $53,722
                              ---------       ------------       ----------

(C) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON STOCKS AND PREFERRED STOCKS

                                    2006            2005            2004
--------------------------------------------------------------------------------
Gross unrealized capital gains       $3,778          $1,002            $558
Gross unrealized capital losses     (36,376)        (31,971)        (31,533)
                                  ---------       ---------       ---------
Net unrealized capital losses       (32,598)        (30,969)        (30,975)
Balance, beginning of year          (30,969)        (30,975)        (30,501)
                                  ---------       ---------       ---------
CHANGE IN NET UNREALIZED CAPITAL
                  (LOSSES) GAINS
  ON COMMON STOCKS AND PREFERRED
                          STOCKS    $(1,629)             $6           $(474)
                                  ---------       ---------       ---------

(D)  COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                    2006            2005            2004
--------------------------------------------------------------------------------
Bonds and short-term
 investments                       $(19,176)         $(912)         $21,229
Common stocks                            43             --             (266)
Preferred stocks                       (502)            --               --
Other invested assets               (40,976)        (7,003)          (5,798)
                                 ----------       --------       ----------
Realized capital losses             (60,611)        (7,915)          15,165
Capital gains tax benefit            (4,248)        (5,439)          23,483
                                 ----------       --------       ----------
Net realized capital losses,
 after tax                          (56,363)        (2,476)          (8,318)
Less: amounts transferred to
 IMR                                (15,707)        (2,530)           6,582
                                 ----------       --------       ----------
  NET REALIZED CAPITAL (LOSSES)
               GAINS, AFTER TAX    $(40,656)           $54         $(14,900)
                                 ----------       --------       ----------

For the years ended December 31, 2006, 2005 and 2004, sales of bonds and short-term investments resulted in proceeds of $1,771,232, $2,440,767 and $1,868,164, gross realized capital gains of $9,836, $18,351 and $25,465, and gross realized capital losses of $29,012, $19,087 and $2,900 respectively, before transfers to the IMR.

For the years ended December 31, 2006, 2005 and 2004, sales of common and preferred stocks resulted in proceeds of $24,070, $0 and $1,814, gross realized capital gains of $43, $0 and $50, and gross realized capital losses of $502, $0 and $314, respectively.

(E)  INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company may at any time use derivative instruments, including swaps, caps, floors, options, forwards and futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price, equity market, or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs or to enter into income generation and replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), income generation, replication, or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 "Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions". The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan required by the State of Connecticut insurance department.

Interest rate swaps, total return swaps, and volatility swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using the agreed upon rates, indices, or other financial variables, and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, in return for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value and fair value of derivative instruments used during the year are disclosed in the strategy discussion below. During the year 2006 and 2005, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation, fair value hedges, or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments held at December 31, 2006 and 2005, were $8,246,014 and $6,094,961, respectively. The fair value of derivative instruments are priced via valuation models, which utilize market data, or broker quotations. The fair value of derivative instruments held at December 31, 2006 and 2005, were $212,798 and $118,523, respectively. During the reporting period, the Company did not have any gains or losses recognized in unrealized gains or losses due to either a component of derivative gains or losses excluded from hedge effectiveness or due to derivatives no longer qualifying for hedge accounting.

CASH-FLOW HEDGES

INTEREST RATE SWAPS: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rate cash flows. The Company did not hedge forecasted transactions other than the interest payments on floating-rate securities. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2006 and 2005, interest rate swaps used in cash flow hedge relationships had a notional value of $195,000 and $270,000, respectively, and a fair value of $(2,860) and $(5,887), respectively, and a carrying value of $0.

FOREIGN CURRENCY SWAPS: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in Euros and are hedged to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2006 and 2005, foreign currency swaps used in cash flow hedge relationships had a notional value $159,723 and $124,803, respectively, and a fair value of $(19,605) and $(8,008), respectively, and a carrying value of $0.

REPLICATION TRANSACTIONS

CREDIT DEFAULT SWAPS: The Company periodically enters into credit default swaps as part of replication transactions. Credit default swaps used in replication transactions had a notional value at December 31, 2006 and 2005, of $7,500 and $0, respectively, a fair value of $(75) and $0, respectively, and a carrying value of $0.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

INTEREST RATE CAPS AND SWAPTIONS: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2006 and 2005, interest rate caps and swaptions used to mitigate risk in a rising interest rate environment had a notional value of $1,054,077 and $1,016,000, respectively, and a fair value of $2,594 and $333, respectively, and a carrying value of $2,594 and $333, respectively. As of December 31, 2006 and 2005, the average fair value for interest rate caps and swaptions was $1,549 and $619, respectively, in asset value. For the year ended December 31, 2006, derivative contracts in this strategy reported a loss of $(235) in realized capital gains and losses. During the years 2005 and 2004, there were no realized gains and losses.

CREDIT DEFAULT SWAPS: The Company enters into swap agreements in which the Company assumes credit exposure from an individual entity, referenced index, or asset pool. As of December 31, 2006 and 2005, credit default swaps had a notional value of $88,000 and $15,500, respectively, and a fair value of $(379) and $(106), respectively, and a carrying value of $(379) and $(106), respectively. As of December 31, 2006 and 2005, the average fair value for credit default swaps was $(82) and $(76), respectively. For the years ended December 31, 2006, 2005 and 2004, credit derivatives reported loss of $(19), gain of $641 and $28, respectively, in realized capital gains and losses.

FUTURES CONTRACTS, EQUITY INDEX OPTIONS, TOTAL RETURN AND INTEREST RATE SWAP
CONTRACTS: The Company enters into interest rate futures, S&P 500 and NASDAQ index futures contracts and put and call options, as well as interest rate, total return Europe, Asia, and Far East ("EAFE") and equity volatility swap contracts to hedge exposure to the volatility associated with the portion of the guaranteed minimum withdrawal benefit ("GMWB") liabilities which are not reinsured and to periodically hedge anticipated GMWB new business. As of December 31, 2006 and 2005, derivative contracts in this strategy had a notional value $5,708,864 and $3,525,973, respectively, and a fair value of $235,076 and $118,557, respectively, and a carrying value of $235,076 and $118,557, respectively. As of December 31, 2006 and 2005, the average fair value of the derivative contracts in this strategy was $163,735 and $39,313, respectively. For the years ended December 31, 2006, 2005 and 2004, derivative contracts in this strategy reported a loss of

$(25,898), $(753) and $0, respectively, in realized capital gains and losses.

INTEREST RATE SWAPS: The Company enters into interest rates swaps to terminate existing swaps in hedging relationships, and thereby offsetting the changes in value in the original swap. In addition, interest rate swaps are used to manage duration risk between assets and liabilities. As of December 31, 2006 and 2005, interest rate swaps had a notional value of $616,500 and $0, respectively, and a fair value of $(2,941) and $0, respectively, and a carrying value of $(2,941) and $0, respectively. As of December 31, 2006 and 2005, the average fair value the derivative contracts in this strategy was $(919) and $0, respectively. For the year ended December 31, 2006, derivative contracts in this strategy reported a gain of $772 in realized capital gains and losses. During the years 2005 and 2004, there were no realized gains and losses.

EQUITY INDEX OPTIONS: The Company purchases S&P 500 options contracts to economically hedge the statutory reserve impact due to a decline in the equity markets. As of December 31, 2006 and 2005, derivative contracts in this strategy had a notional value $375,850 and $1,142,185, respectively, and a fair value of $1,271 and $13,456, respectively, and a carrying value of $1,271 and $13,456, respectively. As of December 31, 2006 and 2005, the average fair value of the derivative contracts in this strategy was $4,651 and $1,121, respectively. For the year ended December 31, 2006, derivative contracts in this strategy reported a loss of $(6,573) in realized capital gains and losses. During the years 2005 and 2004, there were no realized gains and losses.

FOREIGN CURRENCY SWAPS AND FORWARDS: The Company enters into foreign currency swaps and forwards to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. As of December 31, 2006 and 2005, foreign currency swaps and forwards had a notional value $40,000 and $0, respectively, and a fair value of $(283) and $0, respectively, and a carrying value of $(283) and $0, respectively. As of December 31, 2006 and 2005, the average fair value for foreign currency derivatives was $264 and $(1,517), respectively. For the years ended December 31, 2006, 2005 and 2004, derivative contracts in this strategy reported a loss of $(805), $(1,788) and $0, respectively, in realized capital gains and losses.

WARRANTS: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2006 and 2005, the warrants had a notional value of $500 and a fair value of $0 and $178, respectively, and a carrying value of $0 and $178, respectively. As of December 31, 2006 and 2005, the average fair value of the warrants was $105 and $300, respectively. There were no realized gains and losses during the years 2006, 2005 and 2004.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are generally quantified daily, netted by counterparty for each legal entity of the Company, and collateral is pledged to and held by, or behalf of, the Company to the extent the current value of derivatives exceeds the exposure policy thresholds which do not exceed $10,000. The Company also minimized the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A1/A or better, which are monitored by the Company's internal compliance unit and reviewed frequently by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that derivative contracts, other than exchange traded contracts and currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset. To date, the Company has not incurred any losses on derivative instruments due to counterparty nonperformance.

(F)  CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. The Company is not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's capital and surplus other than certain U.S. government and government agencies as of December 31, 2006 and 2005.

(G)  BONDS, SHORT-TERM INVESTMENTS, COMMON STOCKS AND PREFERRED STOCKS

                                                                             DECEMBER 31, 2006
                                                                      GROSS                     GROSS                 ESTIMATED
                                             STATEMENT             UNREALIZED                 UNREALIZED                FAIR
                                               VALUE                  GAINS                     LOSSES                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. government and government agencies
 and
authorities:
 -- Guaranteed and sponsored                     $24,639                   $2                      $(172)                 $24,469
 -- Guaranteed and sponsored --                  669,419                5,876                     (7,797)                 667,498
  asset-backed
States, municipalities and political              36,164                   --                     (1,267)                  34,897
 subdivisions
International governments                         37,345                1,704                       (447)                  38,602
Public utilities                                 450,849                7,852                     (8,749)                 449,952
All other corporate -- excluding               2,118,796               56,768                    (29,167)               2,146,397
 asset-backed
All other corporate -- asset-backed            1,672,157               23,637                    (15,324)               1,680,470
Short-term investments                           395,954                   --                         --                  395,954
Parents, subsidiaries and affiliates              27,225                   --                         --                   27,225
                                           -------------            ---------                 ----------            -------------
   TOTAL BONDS AND SHORT-TERM INVESTMENTS     $5,432,548              $95,839                   $(62,923)              $5,465,464
                                           -------------            ---------                 ----------            -------------

                                                                             DECEMBER 31, 2006
                                                                GROSS                     GROSS                    ESTIMATED
                                                              UNREALIZED                UNREALIZED                   FAIR
                                            COST                GAINS                     LOSSES                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                 $5,922              $1,448                        $(9)                   $7,361
Common stock -- affiliated                   36,884                  --                    (31,069)                    5,815
                                          ---------            --------                 ----------                 ---------
                     TOTAL COMMON STOCKS    $42,806              $1,448                   $(31,078)                  $13,176
                                          ---------            --------                 ----------                 ---------

                                                                           DECEMBER 31, 2006
                                                                         GROSS                     GROSS               ESTIMATED
                                             STATEMENT                 UNREALIZED               UNREALIZED               FAIR
                                               VALUE                     GAINS                    LOSSES                 VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated                $232,674                   $2,330                   $(5,298)              $229,706
                                            -----------                 --------                 ---------            -----------
               TOTAL PREFERRED STOCKS          $232,674                   $2,330                   $(5,298)              $229,706
                                            -----------                 --------                 ---------            -----------

                                                                            DECEMBER 31, 2005
                                                                     GROSS                      GROSS                 ESTIMATED
                                           STATEMENT              UNREALIZED                  UNREALIZED                FAIR
                                             VALUE                   GAINS                      LOSSES                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. government and government agencies
 and
authorities:
 -- Guaranteed and sponsored                   $14,009                    $14                       $(94)                 $13,929
 -- Guaranteed and sponsored --                670,257                  1,326                    (10,434)                 661,149
  asset-backed
States, municipalities and political            36,173                    681                       (299)                  36,555
 subdivisions
International governments                       46,486                  4,615                       (564)                  50,537
Public utilities                               429,209                  7,123                     (5,579)                 430,753
All other corporate -- excluding             2,519,951                 70,032                    (33,027)               2,556,956
 asset-backed
All other corporate -- asset-backed          1,699,360                 25,090                    (17,627)               1,706,823
Short-term investments                         291,172                     --                         --                  291,172
Parents, subsidiaries and affiliates            61,725                     --                         --                   61,725
                                         -------------            -----------                 ----------            -------------
 TOTAL BONDS AND SHORT-TERM INVESTMENTS     $5,768,342               $108,881                   $(67,624)              $5,809,599
                                         -------------            -----------                 ----------            -------------

                                                                             DECEMBER 31, 2005
                                                                GROSS                     GROSS                    ESTIMATED
                                                              UNREALIZED                UNREALIZED                   FAIR
                                            COST                GAINS                     LOSSES                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                 $5,559              $1,002                        $(8)                   $6,553
Common stock -- affiliated                   36,884                  --                    (31,645)                    5,239
                                          ---------            --------                 ----------                 ---------
                     TOTAL COMMON STOCKS    $42,443              $1,002                   $(31,653)                  $11,792
                                          ---------            --------                 ----------                 ---------

                                                                          DECEMBER 31, 2005
                                                                    GROSS                   GROSS                  ESTIMATED
                                          STATEMENT               UNREALIZED             UNREALIZED                  FAIR
                                            VALUE                   GAINS                  LOSSES                    VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated             $13,253                  $ --                    $(318)                  $12,935
                                          ---------                  ----                  -------                 ---------
             TOTAL PREFERRED STOCKS         $13,253                  $ --                    $(318)                  $12,935
                                          ---------                  ----                  -------                 ---------

The statement value and estimated fair value of bonds at December 31, 2006 by estimated maturity year are shown below. Estimated maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                      STATEMENT      ESTIMATED
                                                        VALUE       FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
Due in one year or less                                  $764,400       $766,809
Due after one year through five years                   1,637,293      1,647,996
Due after five years through ten years                  1,968,897      1,981,763
Due after ten years                                     1,061,958      1,068,896
                                                    -------------  -------------
                                             TOTAL     $5,432,548     $5,465,464
                                                    -------------  -------------

At December 31, 2006 and 2005, securities with a statement value of $3,509 and $3,508, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H)  MORTGAGE LOANS

The maximum and minimum lending rates for the Company's mortgage loans outstanding during 2006 were 9.38% and 5.26% and 9.50% and 5.78% during 2006 and 2005, respectively. During 2006 and 2005, the Company did not reduce interest rates on any outstanding mortgage loans. For loans held at December 31, 2006 and 2005, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 79.23%. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2006 and 2005, the Company did not hold mortgages with interest more than 180 days past due. There were no impaired mortgage loans as of December 31, 2006 and 2005.

(I)  RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The total recorded investment in restructured loans, as of December 31, 2006, 2005 and 2004 was $0, $0 and $1,207, respectively. The realized capital losses related to these loans, as of December 2006, 2005, and 2004 were $0, $0 and $157, respectively.

(J)  FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                                              2006                             2005
                                                                                     ESTIMATED                        ESTIMATED
                                                                  STATEMENT             FAIR       STATEMENT             FAIR
                                                                    VALUE              VALUE         VALUE              VALUE
---------------------------------------------------------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds and short-term investments                                  $5,432,548          5,465,464    $5,768,342         $5,809,599
 Preferred stocks                                                     232,674            229,706        13,254             12,935
 Common stocks                                                         13,176             13,176        11,792             11,792
 Mortgage loans                                                       160,595            159,537        98,529             99,287
 Derivative related assets                                            244,422            226,994       135,699            124,391
 Policy loans                                                         324,631            324,631       323,911            323,911
 Other invested assets                                                 26,759             26,759        25,646             25,646
LIABILITIES
 Liability for deposit type contracts                                 $80,785            $80,785      $100,325           $100,325
 Derivative related liabilities                                         9,084             14,196         3,281              5,868
                                                                 ------------       ------------  ------------       ------------

[1] INCLUDED DERIVATIVES HELD FOR OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES WITH A FAIR VALUE ASSET POSITION OF $238,901 AND LIABILITY POSITION OF $3,562.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: the fair value for bonds, preferred stocks and common stocks are published by the NAIC or are determined by independent third party pricing service market quotations, independent broker quotations, or pricing matrices that use data provided by external sources; the amortized cost of short-term investments approximate fair value; the fair values of mortgage loans are estimated using discounted cash flow calculations based on current incremental lending rates for similar type loans; policy loans carrying amounts approximate fair value; the fair value of derivative instruments is based upon either independent market quotations for exchange traded derivative contracts and independent third party pricing sources or pricing valuation models which utilize independent third party data as inputs; and the fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

(K) SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2006 and 2005, the fair value of the loaned securities was approximately $76,090 and $128,082, respectively, and was included in bonds in the Statements of Admitted Assets, Liabilities and Surplus. The Company retains a portion of the income earned from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $192 $159 and $230 for the years ended December 31, 2006, 2005 and 2004, respectively, which was included in net investment income.

The Company also enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2006 and 2005, collateral pledged of $7,889 and $8,058, respectively, was included in bonds, on the Statements of Admitted Assets, Liabilities and Surplus.

As of December 31, 2006 and 2005, the Company had accepted collateral relating to the securities lending program and derivative instruments consisting of cash, U.S. Government and U.S. Government agency securities with a fair value of $225,602 and $202,196, respectively. At December 31, 2006 and 2005, cash collateral of $172,047 and $163,680, respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Surplus in bonds and cash and short-term investments securities with a corresponding amount recorded in other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2006 and 2005. As of December 31, 2006 and 2005, all collateral accepted was held in separate custodial accounts.

(L) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see Note No. 2, Summary of Significant Accounting Policies. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2006 and 2005.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2006.

                                              LESS THAN 12 MONTHS                                12 MONTHS OR MORE
                               AMORTIZED                           UNREALIZED      AMORTIZED                         UNREALIZED
                                  COST         FAIR VALUE            LOSSES           COST         FAIR VALUE          LOSSES
---------------------------------------------------------------------------------------------------------------------------------
U.S. Gov't and Gov't agencies
 & authorities
 -- guaranteed & sponsored         $7,988          $7,967                $(21)        $11,657         $11,506               $(151)
 -- guaranteed & sponsored
 -- asset backed                   57,489          56,968                (521)        302,471         295,195              (7,276)
States, municipalities &
 political subdivisions            26,164          25,591                (573)         10,000           9,306                (694)
International Governments              --              --                  --          14,663          14,216                (447)
Public utilities                   99,646          98,353              (1,293)        171,165         163,709              (7,456)
All other corporate including
 international                    465,006         459,063              (5,943)        671,415         648,191             (23,224)
All other corporate -- asset
 backed                           317,346         314,913              (2,433)        561,586         548,695             (12,891)
                               ----------      ----------          ----------      ----------      ----------          ----------
       TOTAL FIXED MATURITIES     973,639         962,855             (10,784)      1,742,957       1,690,818             (52,139)
Common stock --unaffiliated            --              --                  --             516             507                  (9)
Common stock -- affiliated             --              --                  --          36,884           5,815             (31,069)
Preferred stock --
 unaffiliated                      83,674          82,501              (1,173)         99,048          94,923              (4,125)
                               ----------      ----------          ----------      ----------      ----------          ----------
                 TOTAL EQUITY      83,674          82,501              (1,173)        136,448         101,245             (35,203)
                               ----------      ----------          ----------      ----------      ----------          ----------
             TOTAL SECURITIES  $1,057,313      $1,045,356            $(11,957)     $1,879,405      $1,792,063            $(87,342)
                               ----------      ----------          ----------      ----------      ----------          ----------

                               12 MONTHS OR MORE         TOTAL
                               UNREALIZED ED                           UNREALIZED
                               LOSSES COST         FAIR VALUE            LOSSES
-----------------------------  ------------------------------------------------------
U.S. Gov't and Gov't agencies
 & authorities
 -- guaranteed & sponsored            $19,645         $19,473               $(172)
 -- guaranteed & sponsored
 -- asset backed                      359,960         352,163              (7,797)
States, municipalities &
 political subdivisions                36,164          34,897              (1,267)
International Governments              14,663          14,216                (447)
Public utilities                      270,811         262,062              (8,749)
All other corporate including
 international                      1,136,421       1,107,254             (29,167)
All other corporate -- asset
 backed                               878,932         863,608             (15,324)
                                   ----------      ----------          ----------
       TOTAL FIXED MATURITIES       2,716,596       2,653,673             (62,923)
Common stock --unaffiliated               516             507                  (9)
Common stock -- affiliated             36,884           5,815             (31,069)
Preferred stock --
 unaffiliated                         182,722         177,424              (5,298)
                                   ----------      ----------          ----------
                 TOTAL EQUITY         220,122         183,746             (36,376)
                                   ----------      ----------          ----------
             TOTAL SECURITIES      $2,936,718      $2,837,419            $(99,299)
                                   ----------      ----------          ----------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value in the Statements of Admitted Assets, Liabilities and Surplus. The Company does not have any current plans to dispose of this investment.

As of December 31, 2006, fixed maturities represented approximately 63% of the Company's total unrealized loss amount which was comprised of approximately 590 different securities. Approximately 90% of the total unrealized loss amount was comprised of securities with fair value to amortized cost ratios as of December 31, 2006 greater than 90%. The Company held no securities as of December 31, 2006 that were in an unrealized loss position in excess of $2,359.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 190 securities of which 96%, or $10,407, were comprised of securities with fair value to amortized cost ratios at or greater than 85%. The majority of these securities are investment grade securities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2006 were comprised of approximately 400 securities. Of the twelve months or more unrealized loss amount 91%, or $47,628, was comprised of securities with fair value to amortized cost ratios as of December 31, 2006 greater than 90%. The majority of the securities depressed for twelve months or more are investment grade securities depressed primarily due to changes in interest rates from the date of purchase.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005.

                                    LESS THAN 12 MONTHS                                    12 MONTHS OR MORE
                     AMORTIZED                           UNREALIZED          AMORTIZED                             UNREALIZED
                        COST         FAIR VALUE            LOSSES               COST             FAIR VALUE          LOSSES
-------------------------------------------------------------------------------------------------------------------------------
U.S. Gov't and
 Gov't agencies &
 authorities
 -- guaranteed &
  sponsored             $10,334         $10,315                $(19)             $2,596              $2,521                $(75)
 -- guaranteed &
 sponsored
 -- asset backed        432,499         424,183              (8,316)             58,018              55,900              (2,118)
States,
 municipalities &
 political
 subdivisions            11,173          10,875                (298)                 --                  --                  --
International
 Governments              5,206           5,119                 (87)             11,024              10,547                (477)
Public utilities        170,756         166,127              (4,629)             26,193              25,243                (950)
All other corporate
 including
 international        1,014,471         988,970             (25,501)            190,306             182,781              (7,525)
All other corporate
 --asset backed         682,612         670,729             (11,883)            215,025             209,281              (5,744)
                     ----------      ----------          ----------          ----------          ----------          ----------
        TOTAL FIXED
         MATURITIES   2,327,051       2,276,318             (50,733)            503,162             486,272             (16,890)
Common stock --
 unaffiliated               491             488                  (3)                  5                  --                  (5)
Common stock --
 affiliated                  --              --                  --              36,884               5,239             (31,645)
Preferred stock --
 unaffiliated            13,253          12,935                (318)                 --                  --                  --
                     ----------      ----------          ----------          ----------          ----------          ----------
       TOTAL EQUITY      13,744          13,423                (321)             36,889               5,239             (31,650)
                     ----------      ----------          ----------          ----------          ----------          ----------
   TOTAL SECURITIES  $2,340,795      $2,289,741            $(51,054)           $540,051            $491,511            $(48,540)
                     ----------      ----------          ----------          ----------          ----------          ----------

                     12 MONTHS OR MORE         TOTAL
                     UNREALIZED ED                           UNREALIZED
                     LOSSES COST         FAIR VALUE            LOSSES
-------------------  ------------------------------------------------------
U.S. Gov't and
 Gov't agencies &
 authorities
 -- guaranteed &
  sponsored                 $12,930         $12,836                $(94)
 -- guaranteed &
 sponsored
 -- asset backed            490,517         480,083             (10,434)
States,
 municipalities &
 political
 subdivisions                11,173          10,874                (298)
International
 Governments                 16,230          15,666                (564)
Public utilities            196,949         191,370              (5,579)
All other corporate
 including
 international            1,204,777       1,171,750             (33,026)
All other corporate
 --asset backed             897,637         880,010             (17,627)
                         ----------      ----------          ----------
        TOTAL FIXED
         MATURITIES       2,830,213       2,762,589             (67,623)
Common stock --
 unaffiliated                   496             488                  (8)
Common stock --
 affiliated                  36,884           5,239             (31,645)
Preferred stock --
 unaffiliated                13,253          12,935                (318)
                         ----------      ----------          ----------
       TOTAL EQUITY          50,633          18,662             (31,971)
                         ----------      ----------          ----------
   TOTAL SECURITIES      $2,880,846      $2,781,251            $(99,594)
                         ----------      ----------          ----------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value in the Statements of Admitted Assets, Liabilities and Surplus. The Company does not have any current plans to dispose of this investment.

As of December 31, 2005, fixed maturities represented approximately 100% of the Company's total unrealized loss amount which was comprised of approximately 570 different securities. Approximately 93% of the total unrealized loss amount was comprised of securities with fair value to amortized cost ratios as of December 31, 2005 greater than 90%. The Company held no securities as of December 31, 2005 that were in an unrealized loss position in excess of $1,267.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 440 securities of which 96%, or $48,639, were comprised of securities with fair value to amortized cost ratios at or greater than 90%. The majority of these securities are investment grade securities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2005 were comprised of approximately 140 securities. Of the twelve months or more unrealized loss amount 96%, or $16,276, was comprised of securities with fair value to amortized cost ratios as of December 31, 2005 greater than 90%. The majority of the securities depressed for twelve months or more are investment grade securities depressed primarily due to changes in interest rates from the date of purchase.

As part of the Company's ongoing security monitoring process by a committee of investment and accounting professionals, the Company has reviewed its investment portfolio and concluded that there were no additional other-than-temporary impairments as of December 31, 2006 and 2005. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified above were temporarily depressed.

The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates.

4.  INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset as of December 31, are as follows:

                                                     2006            2005
--------------------------------------------------------------------------------
Total of all deferred tax assets (admitted and
 non-admitted)                                      $598,106        $539,349
Total of all deferred tax liabilities                (44,644)        (36,378)
                                                  ----------      ----------
Net deferred assets (admitted and non-admitted)      553,462         502,971
Net admitted deferred assets                          91,537          87,160
                                                  ----------      ----------
Total deferred tax assets non-admitted              $461,925        $415,811
Increase in deferred taxes non-admitted              $46,114         $95,460
                                                  ----------      ----------

(b) Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and would be taxable only under conditions which management considered to be remote; therefore, no federal income taxes have been provided on the balance in this account. The American Jobs Creation Act of 2004, which was enacted in October 2004, allows distributions to be made from the Policyholders' Surplus Account free of tax in 2006 and 2005. The Company distributed the entire balance of the PSA of $88 million in 2006, thereby permanently eliminating the potential tax of $31 million.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities as of December 31, are as follows:

                                       2006           2005           2004
--------------------------------------------------------------------------------
Federal                                $31,961        $42,463       $(87,470)
Federal income tax on capital gains     (4,248)        (5,439)        23,483
                                     ---------      ---------      ---------
      CURRENT INCOME TAXES INCURRED    $27,713        $37,024       $(63,987)
                                     ---------      ---------      ---------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                              2006        2005      CHANGE
--------------------------------------------------------------------------------
Reserves                                      $50,141     $53,335    $(3,194)
Tax DAC                                       266,428     252,114     14,314
Unrealized Gains                               28,465          --     28,465
Bonds                                          30,220       9,114     21,106
Net Operating Losses
 carryforward/Alternative Minimum Tax
 credit                                       184,765     168,737     16,028
Software project deferrel                          --       2,763     (2,763)
Other                                          38,087      53,286    (15,199)
                                           ----------  ----------  ---------
                TOTAL DEFERRED TAX ASSETS    $598,106    $539,349    $58,757
                                           ----------  ----------  ---------
         DEFERRED TAX ASSETS NON-ADMITTED    $461,925    $415,811    $46,114
                                           ----------  ----------  ---------

Deferred tax liabilities resulting from book/tax difference:

                                        2006           2005          CHANGE
--------------------------------------------------------------------------------
Bonds                                  $(21,397)      $(17,000)      $(4,397)
Accrued deferred compensation            (4,627)        (5,475)          848
Deferred and uncollected                (17,661)       (13,010)       (4,651)
Other                                      (959)          (893)          (66)
                                      ---------      ---------      --------
      TOTAL DEFERRED TAX LIABILITIES   $(44,644)      $(36,378)      $(8,266)
                                      ---------      ---------      --------

                                      2006            2005          CHANGE
--------------------------------------------------------------------------------
Total deferred tax assets            $598,106        $539,349        $58,757
Total deferred tax liabilities        (44,644)        (36,378)        (8,266)
                                   ----------      ----------      ---------
Net deferred tax asset
 (liability)                         $553,462        $502,971        $50,491
Less: Change in deferred tax on
 unrealized gains (losses)                                            20,015
                                                                   ---------
Adjustment change in net deferred
 income tax                                                          $30,476
                                                                   ---------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities as of December 31, differs from the amount obtained by applying the Federal statutory rate of 35% to the Net Gain from Operations Before Federal Income Tax Benefit for the following reasons:

                                                    EFFECTIVE                      EFFECTIVE                         EFFECTIVE
                                                       TAX                            TAX                               TAX
                                    2006               RATE          2005            RATE            2004               RATE
---------------------------------------------------------------------------------------------------------------------------------
Tax provision at statutory rate     $128,249            35.0%         $89,641           35.0%         $67,442            35.0%
Tax preferred investments           (107,070)          (29.2)%       (114,783)         (44.8)%        (78,652)          (40.8)%
Unrealized gains/losses                   --              --               --             --           (5,367)           (2.8)%
IMR adjustment                        (6,430)           (1.8)%         (3,643)          (1.4)%           (369)           (0.2)%
1998-2001 IRS audit                       --              --               --             --         (102,502)          (53.2)%
2005 Tax Return true up
 adjustment                           (3,636)           (1.0)%             --             --               --              --
Foreign Tax Credits                  (11,157)           (3.0)%             --             --               --              --
Other                                 (2,719)           (0.7)%         (1,526)          (0.6)%          3,872             2.0%
                                 -----------          ------      -----------      ---------      -----------          ------
                          TOTAL      $(2,763)           (0.7)%       $(30,311)         (11.8)%      $(115,576)            (60)%
                                 -----------          ------      -----------      ---------      -----------          ------

                                               EFFECTIVE                        EFFECTIVE                           EFFECTIVE
                                                  TAX                              TAX                                 TAX
                               2006              RATE           2005               RATE            2004                RATE
---------------------------------------------------------------------------------------------------------------------------------
Federal and foreign income
 tax incurred                  $27,713            6.8%          $37,025            14.4%           $(63,987)          (33.2)%
Change in net deferred
 income taxes                  (30,476)          (7.5)%         (67,336)          (26.2)%           (51,589)          (26.8)%
                             ---------          -----        ----------          ------        ------------          ------
     TOTAL STATUTORY INCOME
                      TAXES    $(2,763)          (0.7)%        $(30,311)          (11.8)%         $(115,576)          (60.0)%
                             ---------          -----        ----------          ------        ------------          ------

(e) The Company has a foreign tax credit carry forward from 2005 of $5,761 which will expire in 2015. As of December 31, 2006, the Company had no operating loss carry forwards.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2006      $55,681
2005      $41,532
2004       $7,825

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent the losses provide a benefit in the consolidated return. Intercompany tax balances are settled quarterly.

5.  REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $240,690 in 2006, an increase of $3,876 from the 2005 balance of $236,814. The total amount of reinsurance credits taken for this agreement is $370,292 in 2006, an increase of $5,962 from the 2005 balance of $364,330.

Effective August 31, 2005, the Company entered into a reinsurance agreement with Hartford Life Insurance K.K. ("HLIKK") (the "Reinsurance Agreement"). Through the Reinsurance Agreement, HLIKK agreed to ceded and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by HLIKK on its variable annuity business. In connection with accepting the GMIB risk for the in-force riders, on the effective date the Company received premiums collected since inception by HLIKK related to the in-force riders of $25,466.

Effective July 31, 2006, the Reinsurance Agreement was modified to include the guaranteed minimum death benefits ("GMDB") on covered contracts that have an associated GMIB rider. The modified reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered premium structure was implemented. On the date of the recapture, the Company forgave the reinsurance premiums collected since inception on all GMIB riders issued prior to April 1, 2005 and paid HLIKK $38,354. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by the Company.

In connection with the Reinsurance Agreement, the Company collected premiums of $5,313, net of the recaptured premiums, as of December 31, 2006, and $38,462 as of December 31, 2005 and holds reserves of $28,863 and $38,462 at December 31, 2006 and 2005, respectively.

Effective July 7, 2003, the Company entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, the Company automatically ceded 100% of the guaranteed minimum withdrawal benefits incurred on variable annuity contracts that were otherwise not reinsured. During September 2005, the Company recaptured this indemnity reinsurance arrangement from HLA. As a result of the recapture, HLA transferred reserves of $83.3 million, along with hedging assets with a fair value of $126.5 million resulting in cash paid by the Company to HLA of $43.2 million.

The amount of reinsurance recoverables from reinsurers was $11,213 and $14,593 at December 31, 2006 and 2005, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                                      DIRECT        ASSUMED         CEDED                NET
---------------------------------------------------------------------------------------------------------------------------------
2006
Aggregate Reserves for Life and
 Accident and Health Policies                                         $6,189,958    $1,385,824    $(1,152,935)         $6,422,847
Policy and Contract Claim Liabilities                                    $51,900       $13,508       $(32,773)            $32,635
Premium and Annuity Considerations                                    $9,936,139      $210,011      $(303,845)         $9,842,305
Death, Annuity, Disability and Other Benefits                           $275,788      $106,626       $(83,321)           $299,093
Surrenders and Other Fund Withdrawals                                $10,086,669      $673,938    $(1,706,377)         $9,054,230

2005                                                                  Direct        Assumed         Ceded                Net
---------------------------------------------------------------------------------------------------------------------------------
Aggregate Reserves for Life and
 Accident and Health Policies                                         $5,709,495    $1,474,084    $(1,033,127)         $6,150,452
Policy and Contract Claim Liabilities                                    $21,717        $9,087        $(5,885)            $24,919
Premium and Annuity Considerations                                    $9,133,178      $270,423      $(251,264)         $9,152,337
Death, Annuity, Disability and Other Benefits                           $214,103      $115,716       $(49,707)           $280,112
Surrenders and Other Fund Withdrawals                                 $7,991,353      $624,025    $(1,640,814)         $6,974,564

                                                                      DIRECT        ASSUMED         CEDED                NET
---------------------------------------------------------------------------------------------------------------------------------
2004
Aggregate Reserves for Life and
Accident and Health Policies                                          $5,626,098    $1,483,460      $(948,528)         $6,161,030
Policy and Contract Claim Liabilities                                    $21,331       $14,491        $(8,942)            $26,880
Premium and Annuity Considerations                                   $11,712,335      $259,653      $(352,200)        $11,619,788
Death, Annuity, Disability and Other Benefits                           $196,436      $113,044       $(40,442)           $269,038
Surrenders and Other Fund Withdrawals                                 $6,150,801      $584,474    $(1,300,184)         $5,435,091

6.  PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following presents premium and annuity considerations (deferred and uncollected) as of December 31,

                                                            2006
                                             Gross             Net of Loading
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $4,060               $4,785
Ordinary Renewal                                38,012               45,615
Group Life                                          32                   60
                                             ---------            ---------
                                      TOTAL    $42,104              $50,460
                                             ---------            ---------

                                                            2005
                                             GROSS             NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $3,309               $3,798
Ordinary Renewal                                21,266               34,666
Group Life                                          34                   62
                                             ---------            ---------
                                      TOTAL    $24,609              $38,526
                                             ---------            ---------

7.  RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. Investment management fees were allocated by Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. During 2006 the Company revised its method of allocating certain indirect expenses. Indirect expenses may not be indicative of the costs that would have been incurred on a stand alone basis.

The Company provides Woodbury Financial Services ("WFS") with additional revenues to achieve break-even results on a pre-tax basis. Such additional revenues were $8.4 million and $8.7 million in 2006 and 2005, respectively.

The Company has also invested in bonds of its indirect affiliate, HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

At December 31, 2006 and 2005, the Company reported $10,339 and $329, respectively, as a receivable from and $30,498 and $34,130, respectively, as a payable to parents, subsidiaries and affiliates. The terms of the settlement require that these amounts be settled generally within 30 days.

For additional information, see Notes 4, 5, 8 and 11.

8.  PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $10,717, $8,226 and $31,786 for 2006, 2005 and 2004, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2006, 2005 or 2004.

Substantially all employees of the Company are eligible to participate in the Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by the Company. In addition, the Company allocates 1.5% of base salary to the plan for each eligible employee earning less than $100,000 and 0.5% of base salary for all other eligible employees. The cost allocated to the Company for the years ended December 31, 2006 and 2005 and 2004 was $4,113 and $3,326 and $3,842,
respectively.

9.  CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. In 2006 dividends of $115,000 were paid and no dividends were paid or declared in 2005 or 2004. The amount available for dividend in 2007 is approximately $288,226.

The portion of unassigned funds (surplus) represented or reduced by cumulative unrealized gains and losses is $31,718.

10.  SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $76,317,895 and $68,323,841 as of December 31, 2006 and 2005, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account Statements of Operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $1,237,941, $1,079,230 and $903,907 for the years ended December 31, 2006, 2005 and 2004, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Nonguaranteed Separate Accounts as of December 31, 2006 is as follows:

                                                                NONINDEXED
                                                                GUARANTEED                               NON-
                                                                LESS THAN           NONINDEXED        GUARANTEED
                                                                 OR EQUAL           GUARANTEED         SEPARATE
                                                                  TO 4%            MORE THAN 4%        ACCOUNTS         TOTAL
---------------------------------------------------------------------------------------------------------------------------------
1.  Premiums considerations or
  deposits for the year ended 2006                                 $ --                $ --             $6,907,634     $6,907,634
2.  Reserves @ year end                                              --                  --                     --             --
  I.  For accounts with assets at:                                   --                  --                     --             --
    a.  Market value                                                 --                  --             73,933,895     73,933,895
    b.  Amortized cost                                               --                  --                     --             --
                                                                   ----                ----          -------------  -------------
    c.  Total reserves                                             $ --                $ --            $73,933,895    $73,933,895
                                                                   ----                ----          -------------  -------------
  II.  By withdrawal characteristics:
    a.  Subject to discretionary withdrawal                        $ --                $ --                   $ --           $ --
    b.  With MVA adjustment                                          --                  --                     --             --
    c.  @ BV without MV adjustment and with                          --                  --                     --             --
      surrender charge of 5% or more                                 --                  --                     --             --
    d.  @ Market value                                               --                  --             73,816,967     73,816,967
    e.  @ BV without MV adjustment and with                          --                  --                     --             --
      surrender charge less than 5%                                  --                  --                     --             --
                                                                   ----                ----          -------------  -------------
    f.  Subtotal                                                   $ --                $ --            $73,816,967    $73,816,967
    g.  Not subject to discretionary withdrawal                      --                  --                116,928        116,928
                                                                   ----                ----          -------------  -------------
    h.  Total                                                      $ --                $ --            $73,933,895    $73,933,895
                                                                   ----                ----          -------------  -------------

Below is the reconciliation of Net Transfers to (from) Separate Accounts as of December 31,:

                                                                           2006                2005                2004
---------------------------------------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                                             $6,907,635          $6,181,003          $8,453,455
Transfer from Separate Accounts                                           (7,637,822)         (5,041,408)         (2,862,330)
                                                                       -------------       -------------       -------------
Net Transfer (from)/to Separate Accounts                                    (730,187)          1,139,595           5,591,125
Internal Exchanges & Other Separate Account Activity                          55,063              52,973              56,855
                                                                       -------------       -------------       -------------
Transfer (from)/to Separate Accounts on the Statement of Operations        $(675,124)         $1,192,568          $5,647,980
                                                                       -------------       -------------       -------------

11. COMMITMENTS AND CONTINGENT LIABILITIES:

(A)  LITIGATION

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford has received requests for information and subpoenas from the SEC, subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. The Hartford continues to cooperate fully with these regulators in these matters.

The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The Hartford's mutual funds are available for purchase by the separate accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between subaccounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity products, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these contract owners and their broker, has resulted in the exchange or surrender of all of the variable annuity contracts that were the subject of the previously settled litigation.

To date, the SEC's and New York Attorney General's market timing investigations have not resulted in the initiation of any formal action against The Hartford by these regulators. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in discussions with the SEC and the New York Attorney General's Office regarding the potential resolution of these investigations. The potential timing of any resolution of these matters or the initiation of any formal action by these regulators is difficult to predict. As of December 31, 2006, The Hartford had a reserve of $83 million, pre-tax, for the market timing matters. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, it is possible that the ultimate cost to The Hartford of these matters could exceed the reserve by an amount that would have a material adverse effect on The Hartford's consolidated results of operations or cash flows in a particular quarterly or annual period. It is also uncertain whether and to what extent the cost of any resolution of this matter would be allocated to Hartford Life and Annuity Insurance Company.

(B)  GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $308, $1,450 and $1,268 in 2006, 2005 and 2004, respectively, of which $279, $1,020 and $762 in 2006, 2005 and 2004, respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $3,914 and $4,184 as of December 31, 2006 and 2005, respectively.

(C)  LEASES

As discussed in Note 7, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to Hartford Fire for space occupied by The Hartford's life insurance companies was $15,719, $16,470 and $16,738 in 2006, 2005 and 2004, respectively. Future minimum rental commitments are as follows:

2007                                                                     $14,235
2008                                                                      12,318
2009                                                                      10,540
2010                                                                       9,193
2011                                                                       1,907
Thereafter                                                                 1,871
                                                                       ---------
                                                                TOTAL    $50,064
                                                                       ---------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2010, and amounted to $4,891 $12,860 and $5,574 in 2006, 2005 and
2004, respectively.

(D)  TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The IRS began its audit of the 2002-2003 tax years in 2005 and is in the examination phase. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from future tax examinations and other tax-related matters for all open tax years.

The separate account DRD is estimated for the current year using information from the most recent year-end, adjusted for current year equity market performance. The estimated DRD is generally updated in the third quarter for the provision-to-filed-return adjustments, and in the fourth quarter based on current year ultimate mutual fund distributions and fee income from the Company's variable insurance products. The actual current year DRD can vary from the estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, the utilization of capital loss carry forwards at the mutual fund level and appropriate levels of taxable income.

The Company receives a foreign tax credit ("FTC") against its U.S. tax liability for foreign taxes paid by the Company including payments from its separate account assets. The separate account FTC is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of separate account investments to the international equity markets during the current year. The actual current year FTC can vary from the estimates due to the actual FTC's passed through by the mutual funds.

(E)  FUNDING OBLIGATION

At December 31, 2006, the Company had an outstanding commitment totaling $2,747 related to a mortgage loan funding that has commitment period that expires in less than one year.

                                     *****

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                     SCHEDULE I -- SELECTED FINANCIAL DATA
                               DECEMBER 31, 2006
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

INVESTMENT INCOME EARNED:
 U.S. Government Bonds                                               $2,957
 Bonds Exempt from U.S. Tax                                              46
 Other Bonds (unaffiliated)                                         287,867
 Bonds of Affiliates                                                  2,791
 Preferred Stocks (unaffiliated)                                     10,436
 Preferred Stocks of affiliates                                          --
 Common Stocks (unaffiliated)                                           363
 Common Stocks of affiliates                                             --
 Mortgage Loans                                                       9,591
 Real Estate                                                          2,472
 Contract loans                                                      21,199
 Cash/short-term Investments                                         12,461
 Derivative Instruments                                              (1,596)
 Other Invested Assets                                                   --
 Aggregate Write-ins for Investment Income                           (2,097)
                                                              -------------
                                     GROSS INVESTMENT INCOME        346,490
 Less: Investment Expenses                                            7,143
                                                              -------------
                                       NET INVESTMENT INCOME       $339,347
                                                              -------------
REAL ESTATE OWNED -- BOOK VALUE LESS ENCUMBRANCES:                  $25,667
                                                              -------------
MORTGAGE LOANS -- BOOK VALUE:
 Farm Mortgages                                                      $3,300
 Residential Mortgages                                                   --
 Commercial Mortgages                                               157,295
                                                              -------------
                                        TOTAL MORTGAGE LOANS       $160,595
                                                              -------------
MORTGAGE LOANS BY STANDING -- BOOK VALUE:
 Good Standing                                                     $160,595
 Good Standing with Restructured Terms                                   --
 Interest Overdue More Than 90 Days                                      --
 Not In Foreclosure                                                      --
 Foreclosure In Process                                                  --
OTHER LONG TERM ASSETS -- STATEMENT VALUE:                               $1
                                                              -------------
COLLATERAL LOANS                                                       $ --
                                                              -------------
BONDS AND STOCKS OF PARENTS, SUBSIDIARIES AND AFFILIATES --
 BOOK VALUE:
 Bonds                                                              $27,225
 Preferred Stocks                                                        --
 Common Stocks                                                        5,815
BONDS AND SHORT-TERM INVESTMENTS BY MATURITY AND CLASS:
By Maturity -- Statement Value
 Due within one year or less                                       $764,400
 Over 1 year through 5 years                                      1,637,293
 Over 5 years through 10 years                                    1,968,897
 Over 10 years through 20 years                                     569,021
 Over 20 years                                                      492,937
                                                              -------------
                                           TOTAL BY MATURITY     $5,432,548
                                                              -------------

By Class -- Statement Value
 Class 1                                                         $3,900,797
 Class 2                                                          1,326,264
 Class 3                                                            158,142
 Class 4                                                             42,404
 Class 5                                                              3,247
 Class 6                                                              1,694
                                                              -------------
                                              TOTAL BY CLASS     $5,432,548
                                                              -------------
Total Publicly Traded                                            $4,195,959
Total Privately Placed                                            1,236,589
                                                              -------------
                                         TOTAL BY MAJOR TYPE     $5,432,548
                                                              -------------
INVESTMENT BALANCES:
 Preferred Stocks -- Statement Value                               $232,674
 Common Stocks -- Market Value                                       13,176
 Short-Term Investments -- Book Value                               395,954
 Options, Caps, and Floors Owned -- Statement Value                 252,319
 Options, Caps, and Floors Written and Inforce -- Statement              --
  Value
 Collar, Swap, and Forward Agreements Open -- Statement             (16,981)
  Value
 Financial Futures Contracts Open -- Current Value                  507,822
 Cash on Deposit                                                     46,429
 Cash Equivalents                                                    25,265
LIFE INSURANCE IN FORCE:
 Industrial                                                            $ --
 Ordinary                                                        81,570,479
 Credit Life                                                             --
 Group Life                                                         233,245
AMOUNT OF ACCIDENTAL DEATH INSURANCE IN FORCE UNDER:
 Ordinary Policies                                                  $57,390
POLICIES WITH DISABILITY PROVISIONS IN FORCE:
 Industrial                                                            $ --
 Ordinary                                                         5,497,483
 Credit Life                                                             --
 Group Life                                                           6,188
SUPPLEMENTARY CONTRACTS IN FORCE:
Ordinary -- Not Involving Life Contingencies
 Amount on Deposit                                                     $ --
 Income Payable                                                          --
Ordinary -- Involving Life Contingencies
 Amount on Deposit                                                     $ --
 Income Payable                                                       3,405
Group -- Not Involving Life Contingencies
 Amount on Deposit                                                     $ --
 Income Payable                                                          --
Group -- Involving Life Contingencies
 Amount on Deposit                                                     $ --
 Income Payable                                                          --

ANNUITIES:
Ordinary:
 Immediate -- Amount of Income Payable                                   $41,044
 Deferred -- Fully Paid Account Balance                               76,894,814
 Deferred -- Not Fully Paid -- Account Balance                            82,691
Group:
 Amount of Income Payable                                                    $80
 Fully Paid Account Balance                                              411,353
 Not Fully Paid -- Account Balance                                            --
ACCIDENT AND HEALTH INSURANCE -- PREMIUMS IN FORCE:
 Ordinary                                                                 $1,235
 Group                                                                        --
 Credit                                                                       --
DEPOSIT FUNDS AND DIVIDEND ACCUMULATIONS:
 Deposit Funds -- Account Balance                                        $41,468
 Dividend Accumulations -- Account Balance                                   130
CLAIM PAYMENTS:
Group Accident & Health
 2006                                                                       $ --
 2005                                                                         --
 2004                                                                         --
 2003                                                                         --
 2002                                                                         --
 Prior                                                                        --
Other Accident & Health
 2006                                                                   $935,253
 2005                                                                    286,872
 2004                                                                     93,293
 2003                                                                    117,161
 2002                                                                     27,591
 Prior                                                                   761,542
Other Coverages that use Development Methods to Calculate Claim
 Reserves
 2006                                                                       $ --
 2005                                                                         --
 2004                                                                         --
 2003                                                                         --
 2002                                                                         --
 Prior                                                                        --

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                   SCHEDULE II -- SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2006
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                                        ADMITTED ASSETS AS
                                                                       GROSS INVESTMENT                  REPORTED IN THE
                                                                           HOLDINGS                      ANNUAL STATEMENT
                                                                 AMOUNT             PERCENT        AMOUNT             PERCENT
---------------------------------------------------------------------------------------------------------------------------------
Investment Categories
1. Bonds
  1.1 U.S. treasury securities                                    $24,639              0.4          $24,639              0.4
  1.2 U.S. government agency and corporate obligations
   (excluding mortgage-backed securities):
    1.21 Issued by U.S. government agencies                            --               --               --               --
    1.22 Issued by U.S. government sponsored agencies                  --               --               --               --
  1.3 Foreign government (Including Canada, excluding
   mortgage-backed securities)                                      5,140              0.1            5,140              0.1
  1.4 Securities issued by states, territories and
   possessions and political subdivisions general
   obligations:
    1.41 State, territories and possessions general
     obligations                                                    1,164              0.0            1,164              0.0
    1.42 Political subdivisions of states, territories &
     possessions & political subdivisions general obligations          --               --               --               --
    1.43 Revenue and assessment obligations                        35,000              0.5           35,000              0.5
    1.44 Industrial development and similar obligations                --               --               --               --
  1.5 Mortgage-backed securities (includes residential and
   commercial MBS):
    1.51 Pass-through securities:
      1.511 Issued or guaranteed by GNMA                           22,584              0.3           22,584              0.3
      1.512 Issued or guaranteed by FNMA and FHLMC                443,424              6.8          443,424              6.8
      1.513 Privately issued                                           --               --               --               --
    1.52 CMOs and REMICs:
      1.521 Issued or guaranteed by GNMA, FNMA, FHLMC or VA       130,524              2.0          130,524              2.0
      1.522 Issued by non-U.S. Government issuers and
       collateralized by mortgage-backed securities issued or
       guaranteed by agencies shown in Line 1.521                      --               --               --               --
      1.523 All other privately issued                          1,750,268             26.9        1,750,268             26.9
2. Other debt and other fixed income securities (excluding
 short-term):
  2.1 Unaffiliated domestic securities (includes credit
   tenant loans rated by SVO)                                   2,035,538             31.3        2,035,538             31.3
  2.2 Unaffiliated foreign securities                             561,088              8.6          561,088              8.6
  2.3 Affiliated securities                                        27,225              0.4           27,225              0.4
3. Equity Interests:
  3.1 Investment in mutual funds                                    7,362              0.1            7,362              0.1
  3.2 Preferred stocks:
    3.21 Affiliated                                               232,675              3.6          232,675              3.6
    3.22 Unaffiliated                                                  --               --               --               --
  3.3 Publicly traded equity securities (excluding preferred stocks):
    3.31 Affiliated                                                    --               --               --               --
    3.32 Unaffiliated                                                  --               --               --               --
  3.4 Other equity securities:
    3.41 Affiliated                                                 5,815              0.1            5,815              0.1
    3.42 Unaffiliated                                                  --               --               --               --
  3.5 Other equity securities including tangible personal
   property under lease:
    3.51 Affiliated                                                    --               --               --               --
    3.52 Unaffiliated                                                  --               --               --               --
4. Mortgage loans:
  4.1 Construction and land development                                --               --               --               --
  4.2 Agricultural                                                  3,300              0.1            3,300              0.1
  4.3 Single family residential properties                             --               --               --               --
  4.4 Multifamily residential properties                               --               --               --               --
  4.5 Commercial loans                                            157,295              2.4          157,295              2.4
  4.6 Mezzanine real estate loans                                      --               --               --               --
5. Real estate investments:
  5.1 Property occupied by company                                 25,667              0.4           25,667              0.4
  5.2 Property held for production of income                           --               --               --               --
  5.3 Property held for sale                                           --               --               --               --
6. Policy loans                                                   324,631              5.0          324,631              5.0
7. Receivables for securities                                       1,090              0.0            1,090              0.0
8. Cash, cash equivalents and short-term investments              467,648              7.2          467,648              7.2
9. Other invested assets                                          244,362              3.8          244,362              3.8
                                                               ----------            -----       ----------            -----
10. TOTAL INVESTED ASSETS                                      $6,506,439            100.0       $6,506,439            100.0
                                                               ----------            -----       ----------            -----

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                SCHEDULE III -- INVESTMENT RISKS INTERROGATORIES
                                  DUE APRIL 1
                      FOR THE YEAR ENDED DECEMBER 31, 2006
                 OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
              ADDRESS (CITY, STATE, ZIP CODE): SIMSBURY, CT 06089

NAIC Group Code                        0091     NAIC Company Code             71153     Employer's ID Number          39-1052598

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements. Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

1. Reporting entity's total admitted assets as reported on
 Page 2 of this annual statement.                                $6,768,243,570
2. Ten largest exposures to a single
 issuer/borrower/investment.

                                                                                                    4
                                                              2                                PERCENTAGE
1                                                             DESCRIPTION         3             OF TOTAL
ISSUER                                                        OF EXPOSURE      AMOUNT        ADMITTED ASSETS
------------------------------------------------------------------------------------------------------------------
  2.01 Hartford Stip                                          Bond            $146,056,217              2.158%
  2.02 Jpmorgan Prime MMF Agency Shares                       Bond             $93,077,196              1.375%
  2.03 Hartford Securities Lending Pool                       Bond             $53,000,000              0.783%
  2.04 Fortis Commerical Mortgage Portfolio Mortgage Loan     Bond             $49,620,112              0.733%
  2.05 Hutchison Whampoa Limited                              Bond             $45,995,714              0.680%
  2.06 CIT Group Inc                                          Bond             $41,722,055              0.616%
  2.07 Xstrata PLC                                            Bond             $38,088,679              0.563%
  2.08 BA Master Credit Card Trust MBNA                       Bond             $36,640,958              0.541%
  2.09 Wyeth                                                  Bond             $36,425,088              0.538%
  2.10 Progress Energy Inc                                    Bond             $36,143,753              0.534%

3. Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

BONDS                                                                1                 2
------------------------------------------------------------------------------------------------------
  3.01 NAIC-1                                                  $3,900,797,090             57.634%
  3.02 NAIC-2                                                  $1,326,264,575             19.595%
  3.03 NAIC-3                                                    $158,141,862              2.337%
  3.04 NAIC-4                                                     $42,403,630              0.627%
  3.05 NAIC-5                                                      $3,246,862              0.048%
  3.06 NAIC-6                                                      $1,694,136               0.25%

PREFERRED STOCKS                                                     3                 4
-----------------------------------------------------------------------------------------------------
  3.07 P/RP-1                                                     $68,025,736              1.005%
  3.08 P/RP-2                                                    $116,176,095              1.716%
  3.09 P/RP-3                                                     $48,472,592              0.716%
  3.10 P/RP-4                                                               $              0.000%
  3.11 P/RP-5                                                               $              0.000%
  3.12 P/RP-6                                                               $              0.000%
4. Assets held in foreign investments:
  4.01 Are assets held in foreign investments less than 2.5%
   of the reporting entity's total admitted assets?                   Yes / /             No / /
  4.02 Total admitted assets held in foreign investments         $755,542,915             11.163%
  4.03 Foreign-currency-denominated investments                             $              0.000%
  4.04 Insurance liabilities denominated in that same
   foreign currency                                                         $              0.000%
  If response to 4.01 above is yes, responses are not
  required for interrogatories 5-10.
5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:
                                                                     1                 2
                                                              ---------------  -----------------
  5.01 Countries rated NAIC-1                                    $755,542,915             11.163%
  5.02 Countries rated NAIC-2                                               $              0.000%
  5.03 Countries rated NAIC-3 or below                                      $              0.000%

6. Two largest foreign investment exposures to a single
 country, categorized by the country's NAIC sovereign
 rating:
                                                                   1                2
                                                              -----------  --------------------
Countries rated NAIC-1:
  6.01 Country: United Kingdom                                $161,385,383                2.384%
  6.02 Country: Australia                                     $101,366,275                1.498%
Countries rated NAIC-2:
  6.03 Country:                                                         $                 0.000%
  6.04 Country:                                                         $                 0.000%
Countries rated NAIC-3 or below:
  6.05 Country:                                                         $                 0.000%
  6.06 Country:                                                         $                 0.000%
                                                                   1                2
                                                              -----------  --------------------
7. Aggregate unhedged foreign currency exposure:                        $                 0.000%
8. Aggregate unhedged foreign currency exposure categorized
 by NAIC sovereign rating:
  8.01 Countries rated NAIC-1                                           $                 0.000%
  8.02 Countries rated NAIC-2                                           $                 0.000%
  8.03 Countries rated NAIC-3 or below                                  $                 0.000%
9. Two largest unhedged foreign currency exposures to a
 single country, categorized by the country's NAIC sovereign rating:
                                                                   1                2
                                                              -----------  --------------------
Countries rated NAIC-1:
  9.01 Country:                                                         $                 0.000%
  9.02 Country:                                                         $                 0.000%
Countries rated NAIC-2:
  9.03 Country:                                                         $                 0.000%
  9.04 Country:                                                         $                 0.000%
Countries rated NAIC-3 or below:
  9.05 Country:                                                         $                 0.000%
  9.06 Country:                                                         $                 0.000%
10. Ten largest non-sovereign (i.e. non-governmental)
 foreign issues:

1                                                             2
ISSUER                                                        NAIC RATING         3                 4
------------------------------------------------------------------------------------------------------------------
  10.01 HUTCHISON WHAMPOA LIMITED                             1FE              $45,995,714              0.680%
  10.02 COCA-COLA AMATIL LIMITED                              1                $29,824,479              0.441%
  10.03 STANDARD CHARTERED PLC                                RP3LFE           $27,487,000              0.406%
  10.04 EDIZIONE HOLDING                                      1FE              $24,980,047              0.369%
  10.05 FRANCE TELECOM                                        1FE              $24,630,932              0.364%
  10.06 SUMITOMO MITSUI FINANCIAL GROUP INC                   RP3LFE           $20,985,592              0.310%
  10.07 KBC GROEP NV                                          RP1L             $20,425,207              0.302%
  10.08 BT GROUP PLC                                          2FE              $20,046,413              0.296%
  10.09 HUNTER DOUGLAS NV                                     1               $20,000,0007              0.295%
  10.10 BNP RARIBAS                                           RP2L             $19,000,000              0.281%
11. Amounts and percentages of the reporting entity's total
 admitted assets held in Canadian investments and unhedged
 Canadian currency exposure:
  11.01 Are assets held in Canadian investments less than
   2.5% of the reporting entity's total admitted assets?                           Yes / /               No x
     If response to 11.01 is yes, detail is not required for
     the remainder of Interrogatory 11.
  11.02 Total admitted assets held in Canadian Investments                    $197,901,325              2.924%
  11.03 Canadian currency-denominated investments                              $10,000,000              0.148%
  11.04 Canadian-denominated insurance liabilities                                       $              0.000%
  11.05 Unhedged Canadian currency exposure                                              $              0.000%
12. Report aggregate amounts and percentages of the
 reporting entity's total admitted assets held in
 investments with contractual sales restrictions.
  12.01 Are assets held in investments with contractual
   sales restrictions less than 2.5% of the reporting
   entity's total admitted assets?                                                   Yes x             No / /
     If response to 12.01 is yes, responses are not required
     for the remainder of Interrogatory 12.

                             1                                       2                 3
-----------------------------------------------------------------------------------------------------
  12.02 Aggregate statement value of investments with
   contractual sales restrictions:                                          $              0.000%
  12.03                                                                     $              0.000%
  12.04                                                                     $              0.000%
  12.05                                                                     $              0.000%

13. Amounts and percentages of admitted assets held in the
 largest 10 equity interests:
  13.01 Are assets held in equity interest less than 2.5% of
   the reporting entity's total admitted assets?                           Yes / /               No x
     If response to 13.01 above is yes, responses are not
     required for the remainder of Interrogatory 13.

1
NAME OF ISSUER                                                       2                 3
-----------------------------------------------------------------------------------------------------
  13.02 STANDARD CHARTERED PLC                                    $27,487,000              0.406%
  13.03 SUMITOMO MITSUI FINANCIAL GROUP INC                       $20,985,592              0.310%
  13.04 KBC GROEP NV                                              $20,425,207              0.302%
  13.05 WELLS FARGO & COMPANY                                     $20,381,727              0.301%
  13.06 BNP PARIBAS                                               $19,000,000              0.281%
  13.07 RESONA HOLDINGS INC                                       $14,086,859              0.208%
  13.08 NIB CAPITAL NV                                            $13,943,886              0.206%
  13.09 USB REALTY CORP                                           $11,199,552              0.165%
  13.10 RABOBANK NEDERLAND                                        $10,063,885              0.149%
  13.11 BANK OF IRELAND                                            $9,000,000              0.133%
14. Amounts and percentages of the reporting entity's total
 admitted assets held in nonaffiliated, privately placed
 equities:
  14.01 Are assets held in nonaffiliated, privately placed
   equities less than 2.5% of the reporting entity's total
   admitted assets?                                                     Yes x             No / /
     If response to 14.01 above is yes, responses are not
     required for the remainder of Interrogatory 14.

                             1                                       2                 3
-----------------------------------------------------------------------------------------------------
  14.02 Aggregate statement value of investments held in
   nonaffiliated, privately placed equities:                                $              0.000%
     Largest 3 investments held in nonaffiliated, privately
     placed equities:
  14.03                                                                     $              0.000%
  14.04                                                                     $              0.000%
  14.05                                                                     $              0.000%
15. Amounts and percentages of the reporting entity's total
 admitted assets held in general partnership interests:
  15.01 Are assets held in general partnership interests
   less than 2.5% of the reporting entity's total admitted
   assets?                                                              Yes x             No / /
     If response to 15.01 above is yes, responses are not
     required for the remainder of Interrogatory 15.

                             1                                       2                 3
-----------------------------------------------------------------------------------------------------
  15.02 Aggregate statement value of investments held in
   general partnership interests:                                           $              0.000%
     Largest 3 investments in general partnership interests:
  15.03                                                                     $              0.000%
  15.04                                                                     $              0.000%
  15.05                                                                     $              0.000%
16. Amounts and percentages of the reporting entity's total
 admitted assets held in mortgage loans:
  16.01 Are mortgage loans reported in Schedule B less than
   2.5% of the reporting entity's total admitted assets?                Yes x             No / /
     If response to 16.01 above is yes, responses are not
     required for the remainder of Interrogatory 16 and
     Interrogatory 17.

                             1                                       2                 3
-----------------------------------------------------------------------------------------------------
Type (Residential, Commercial, Agricultural)
------------------------------------------------------------  ---------------  -----------------
  16.02                                                                     $              0.000%
  16.03                                                                     $              0.000%
  16.04                                                                     $              0.000%
  16.05                                                                     $              0.000%
  16.06                                                                     $              0.000%
  16.07                                                                     $              0.000%
  16.08                                                                     $              0.000%
  16.09                                                                     $              0.000%
  16.10                                                                     $              0.000%
  16.11                                                                     $              0.000%
Amount and percentage of the reporting entity's total
 admitted assets held in the following categories of
 mortgage loans:
                                                                   Loans
                                                              ---------------
  16.12 Construction loans                                                  $              0.000%
  16.13 Mortgage loans over 90 days past due                                $              0.000%
  16.14 Mortgage loans in the process of foreclosure                        $              0.000%
  16.15 Mortgage loans foreclosed                                           $              0.000%
  16.16 Restructured mortgage loans                                         $              0.000%

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

                                       RESIDENTIAL                      COMMERCIAL                      AGRICULTURAL
         LOAN-TO-VALUE              1              2                3               4                5               6
---------------------------------------------------------------------------------------------------------------------------------
  17.01 above 95%                       $           0.000%               $           0.000%               $           0.000%
  17.02 91% to 95%                      $           0.000%               $           0.000%               $           0.000%
  17.03 81% to 90%                      $           0.000%               $           0.000%               $           0.000%
  17.04 71% to 80%                      $           0.000%               $           0.000%               $           0.000%
  17.05 below 70%                       $           0.000%               $           0.000%               $           0.000%
18. Amounts and percentages of
 the reporting entity's total
 admitted assets held in each
 of the five largest
 investments in real estate:
  18.01 Are assets held in real                                                                       Yes x          No / /
   estate reported less than
   2.5% of the reporting
   entity's total admitted
   assets?
     If response to 18.01 above
     is yes, responses are not
     required for the remainder
     of Interrogatory 18.
  Largest five investments in
  any one parcel or group of
  contiguous parcels of real
  estate.
Description                                                                                          2               3
-------------------------------  --------  --  ----------  ---  ----------  --  ----------  ---  ----------  --  ----------
                                                                                                 ----------      ----------
  18.02                                                                                                   $           0.000%
  18.03                                                                                                   $           0.000%
  18.04                                                                                                   $           0.000%
  18.05                                                                                                   $           0.000%
  18.06                                                                                                   $           0.000%
19. Report aggregate amounts
 and percentages of the
 reporting entity's total
 admitted assets held in
 mezzanine real estate loans.
  19.01 Are assets held in                                                                            Yes x          No / /
   investments held in
   mezzanine real estate loans
   less than 2.5% of the
   reporting entity's admitted
   asses?
     Is response to 19.01 is
     yes, responses are not
     required for the remainder
     of interrogatory 19.
               1                                                                                     2               3
-------------------------------  --------  --  ----------  ---  ----------  --  ----------  ---  ----------  --  ----------
                                                                                                 ----------      ----------
  19.02 Aggregate statement                                                                               $           0.000%
   value of investments held in
   mezzanine real estate loans
   Largest three investments
   held in mezzanine real
   estate loans.
  19.03                                                                                                   $           0.000%
  19.04                                                                                                   $           0.000%
  19.05                                                                                                   $           0.000%

20. Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

                                                   AT YEAR-END                               AT END OF EACH QUARTER
                                                                                 1st Qtr            2nd Qtr            3rd Qtr
                                               1                 2                  3                  4                  5
---------------------------------------------------------------------------------------------------------------------------------
  20.01 Securities lending (do not        $75,823,346              1.120%       $91,596,756        $80,846,277        $51,636,824
   include assets held as collateral for
   such transactions)
  20.02 Repurchase agreements                       $              0.000%                 $                  $                  $
  20.03 Reverse repurchase agreements               $              0.000%                 $                  $                  $
  20.04 Dollar repurchase agreements                $              0.000%                 $                  $                  $
  20.05 Dollar reverse repurchase                   $              0.000%                 $                  $                  $
   agreements

21. Amounts and percentages indicated below for warrants not attached to other financial instruments, options, caps and floors:

                                                                    OWNED                                 WRITTEN
                                                            1                    2                   3               4
---------------------------------------------------------------------------------------------------------------------------------
  21.01 Hedging                                                    $                0.000%                $           0.000%
  21.02 Income generation                                          $                0.000%                $           0.000%
  21.03 Other                                           $252,319,121                3.728%                $           0.000%

22. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards:

                                                   AT YEAR-END                               AT END OF EACH QUARTER
                                                                                 1st Qtr            2nd Qtr            3rd Qtr
                                              1                  2                  3                  4                  5
---------------------------------------------------------------------------------------------------------------------------------
  21.01 Hedging                            $3,545,447              0.052%        $4,787,112         $3,829,791         $3,703,970
  21.02 Income generation                           $              0.000%                 $                  $                  $
  21.03 Replications                         $118,455              0.002%                 $                  $                  $
  21.04 Other                             $24,482,891              0.362%       $17,581,640        $26,276,153         $2,493,177

23. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for futures contracts:

                                                   AT YEAR-END                               AT END OF EACH QUARTER
                                                                                 1st Qtr            2nd Qtr            3rd Qtr
                                               1                 2                  3                  4                  5
---------------------------------------------------------------------------------------------------------------------------------
  23.01 Hedging                                     $              0.000%                 $                  $                  $
  23.02 Income generation                           $              0.000%                 $                  $                  $
  23.03 Replications                                $              0.000%                 $                  $                  $
  23.04 Other                              $8,834,500              0.131%        $6,640,400         $1,716,050         $2,918,700

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    Resolution of the Board of Directors of Hartford Life and Annuity
              Insurance Company ("Hartford") authorizes the establishment of the Separate Account.(1)
       (2)    Not applicable.
       (3)    (a) Principal Underwriter Agreement.(2)
              (b) Form of Dealer Agreement.(2)
       (4)    Form of Individual Flexible Premium Variable Annuity Contract.(3)
       (5)    Form of Application.(4)
       (6)    (a) Certificate of Incorporation of Hartford.(5)
              (b) Bylaws of Hartford.(5)
       (7)    Form of Reinsurance Agreement.(6)
       (8)    Form of Fund Participation Agreement.(7)
       (9)    Opinion and Consent of Richard J. Wirth, Senior Counsel.
       (10)   Consent of Deloitte & Touche LLP.
       (11)   No financial statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73568, dated May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73568, dated April 29, 1996.

(3) Incorporated by reference to the initial filing to the Registration Statement File No. 333-69487, filed on December 22, 1998.

(4) Incorporated by reference to Post-Effective Amendment No. 11, to the Registration Statement File No. 33-73568, filed June 1, 1998.

(5) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-69487, filed April 9, 2001.

(6) Incorporated by reference to Post-Effective Amendment No. 27, to the Registration Statement File No. 33-73570, filed on April 12, 1999.

(7) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 333-91921, filed August 25, 2000.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Robert Arena                        Senior Vice President
Simpa Baiye                         Assistant Actuary
David G. Bedard                     Senior Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Richard G. Costello                 Vice President and Secretary
Rochelle S. Cummings                Vice President
James Davey                         Senior Vice President
Christopher M. Grinnell             Assistant Vice President
Daniel R. Guilbert                  Actuary, Vice President
Susan M. Hess                       Assistant Vice President
Charles E. Hunt                     Vice President
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Vice President, Chief Compliance Officer
Stephen T. Joyce                    Senior Vice President
Thomas P. Kalmbach                  Vice President and Actuary
Diane Krajewski                     Assistant Vice President
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Dawn M. LeBlanc                     Assistant Vice President
Debra L. Ludovissie                 Assistant Vice President
Joseph F. Mahoney                   Vice President
Thomas M. Marra                     President, Chief Executive Officer and Chairman of the Board, Director*
Kenneth A. McCullum                 Senior Vice President and Actuary
Ernest M. McNeill, Jr.              Senior Vice President and Chief Accounting Officer*
Jonathan L. Mercier                 Assistant Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Assistant Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President
Michael J. Roscoe                   Vice President and Actuary
Richard Rubin                       Assistant Vice President
Wade A. Seward                      Vice President
Martin A. Swanson                   Vice President
Charles D. Tatro                    Actuary, Assistant Vice President
James E. Trimble                    Senior Vice President and Chief Actuary
Charles N. Vest                     Vice President and Actuary
Andrew J. Waggoner                  Vice President
Jean H. Walker                      Vice President
John C. Walters                     Executive Vice President, Director*
Richard J. Wirth                    Assistant Vice President
Neal S. Wolin                       Executive Vice President, General Counsel
Lizabeth H. Zlatkus                 Executive Vice President, Director*
David M. Znamierowski               Executive Vice President and Chief Investment Officer, Director*

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-119414, filed on April 9, 2007.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of January 31, 2007, there were 494,673 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Sections 33-770 to 33-779, inclusive, of the Connecticut General Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

     Section 33-771(e) provides that a corporation incorporated prior to January 1, 1995, must, except to the extent that the certificate of incorporation provides otherwise, indemnify a director to the extent that indemnification is permissible under Sections 33-770 to 33-779, inclusive. Section 33-776(d) sets forth a similar provision with respect to officers, employees and agents of a corporation.

       1. Based on the statutes referenced above, the Depositor must indemnify a director if the director:

           A.  conducted himself in good faith;

           B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

           C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful; or

       2. engaged in conduct for which broader indemnification had been made permissible or obligatory under a provision of the Depositor's certificate of incorporation.

     In addition, the Depositor must indemnify officers, employees and agents for liability if the individual:

           A.  conducted himself in good faith;

           B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

           C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful.

     Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation.

     Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

     Hart Life Insurance Company - Separate Account One

     Hart Life Insurance Company - Separate Account Two

     American Maturity Life Insurance Company - Separate Account AMLVA

     American Maturity Life Insurance Company - Separate Account One

     Nutmeg Life Insurance Company - Separate Account One

     Servus Life Insurance Company - Separate Account One

     Servus Life Insurance Company - Separate Account Two

       (b) Directors and Officers of HSD

                                                           POSITIONS AND OFFICES
NAME                                                          WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------
Tamara L. Fagely                Chief Financial Officer
Stephen T. Joyce                Senior Vice President
Thomas M. Marra                 Director
Martin A. Swanson               Vice President
John C. Walters                 Chief Executive Officer, Director
William Wilcox                  Chief Legal Officer, Chief Compliance Officer and Secretary

     Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, Connecticut 06115.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 9th day of April, 2007.

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
SEPARATE ACCOUNT ONE
(Registrant)

By:    Thomas M. Marra                      *By:   /s/ Richard J. Wirth
       -----------------------------------         -----------------------------------
       Thomas M. Marra,                            Richard J. Wirth
       President, Chief Executive Officer          Attorney-in-Fact
       and Chairman of the Board*

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

By:    Thomas M. Marra
       -----------------------------------
       Thomas M. Marra,
       President, Chief Executive Officer
       and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Glenn D. Lammey, Chief Financial Officer,                          *By:   /s/ Richard J. Wirth
                                                                          -----------------------------------
  Executive Vice President, Director*                                     Richard J. Wirth
                                                                          Attorney-in-Fact
                                                                   Date:  April 9, 2007

333-69487

                                 EXHIBIT INDEX

      (9)  Opinion and Consent of Richard J. Wirth, Senior Counsel.
     (10)  Consent of Deloitte & Touche LLP.
     (99)  Copy of Power of Attorney.